As filed with the Securities and Exchange Commission on June 28, 2011

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 94	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 95

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

225 Franklin Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	on June 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Convertible Securities Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Large Cap Value Fund, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Growth Fund II, Columbia Small Cap Index Fund and Columbia Small Cap Value Fund II. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

Columbia Convertible Securities Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	PACIX
Class B Shares	NCVBX
Class C Shares	PHIKX
Class I Shares	CCSIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Convertible Securities Fund

 Investment Objective

The Fund seeks total return, consisting of capital appreciation and current income.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees(d)	0.82%	0.82%	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(e)	0.25%	0.25%	0.25%	0.08%
Total annual Fund operating expenses	1.32%	2.07%	2.07%	0.90%
Fee waivers and/or reimbursements(f)	-0.21%	-0.21%	-0.21%	-0.15%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%	1.86%	1.86%	0.75%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class I shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$682	$950	$1,238	$2,057
Class B Shares
Assuming no redemption of shares	$189	$629	$1,094	$2,191
Assuming complete redemption of shares at the end of the period	$689	$929	$1,294	$2,191
Class C Shares
Assuming no redemption of shares	$189	$629	$1,094	$2,383
Assuming complete redemption of shares at the end of the period	$289	$629	$1,094	$2,383
Class I Shares	$77	$272	$484	$1,094

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

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 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Adviser considers a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including, among others:

•	overall economic and market conditions;

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

•	the characteristics of the security, including its conversion feature.

The Adviser tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Adviser also may convert securities to common shares when it believes it’s appropriate to do so.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by S&P or Fitch or Ba by

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Moody’s) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Short Sales Risk – A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 5.68%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	12.42%
Worst:	4th quarter 2008:	-17.91%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

	1 year	5 years	10 years
Class A shares returns before taxes	12.18%	3.03%	3.37%
Class A shares returns after taxes on distributions	10.97%	1.41%	1.92%
Class A shares returns after taxes on distributions and sale of Fund shares	8.01%	1.94%	2.21%
Class B shares returns before taxes	13.25%	3.18%	3.20%
Class C shares returns before taxes	17.21%	3.48%	3.20%
Class I shares returns before taxes	19.50%	4.56%	4.25%
BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	16.77%	5.71%	4.97%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David L. King, CFA Lead manager. Service with the Fund since 2010.

Yan Jin Co-manager. Service with the Fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares. There is no minimum initial investment for Class I shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.62% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David L. King, CFA

Lead manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From March 2010 until joining the Adviser in May 2010, Mr. King was associated with the Fund’s previous investment adviser as an investment professional. Previously, Mr. King was employed by Putnam Investments from 1983 to 2008, where he was a senior portfolio manager. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.

Yan Jin

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Jin was associated with the Fund’s previous investment adviser as an investment professional. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion and over	0.050%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

14

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

16

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

23

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed. You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

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Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

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Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

33

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

34

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

35

Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

36

Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

37

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

38

(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

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will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

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portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Convertible Securities Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$12.92		$9.93	$14.90		$16.62		$17.59		$17.35
Income from Investment Operations:
Net investment income(c)	0.45		0.34	0.29		0.32		0.35		0.41
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.67		2.99	(4.73)		(0.27)		0.91		1.32
Total from investment operations	3.12		3.33	(4.44)		0.05		1.26		1.73
Less Distributions to Shareholders:
From net investment income	(0.49)		(0.34)	(0.30)		(0.38)		(0.43)		(0.42)
From net realized gains	—		—	(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.49)		(0.34)	(0.53)		(1.77)		(2.23)		(1.49)
Increase from regulatory settlements	—		— (d)	—		—		—		—
Net Asset Value, End of Period	$15.55		$12.92	$9.93		$14.90		$16.62		$17.59
Total return(e)(f)	24.72%		33.91%	(30.64)%		(0.22)%		7.96	%(g)	10.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	1.15%		1.20%	1.21%		1.18%		1.16	%(i)	1.09%
Interest expense	—	%(j)	—	—	%(j)	—	%(j)	—	%(i)(j)	—	%(j)
Net expenses(h)	1.15%		1.20%	1.21%		1.18%		1.16	%(i)	1.09%
Waiver/Reimbursement	0.16%		0.04%	0.03%		0.01%		0.01	%(i)	0.06	%(k)
Net investment income(h)	3.27%		2.88%	2.33%		1.91%		2.25	%(i)	2.39%
Portfolio turnover rate	118%		117%	92%		77%		44	%(g)	40%
Net assets, end of period (000s)	$224,608		$191,414	$154,987		$274,370		$328,023		$352,010

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.

61

Columbia Convertible Securities Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$12.70		$9.77	$14.66		$16.37		$17.38		$17.16
Income from Investment Operations:
Net investment income(c)	0.35		0.24	0.19		0.19		0.23		0.28
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.62		2.94	(4.65)		(0.26)		0.90		1.30
Total from investment operations	2.97		3.18	(4.46)		(0.07)		1.13		1.58
Less Distributions to Shareholders:
From net investment income	(0.39)		(0.25)	(0.20)		(0.25)		(0.34)		(0.29)
From net realized gains	—		—	(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.39)		(0.25)	(0.43)		(1.64)		(2.14)		(1.36)
Increase from regulatory settlements	—		— (d)	—		—		—		—
Net Asset Value, End of Period	$15.28		$12.70	$9.77		$14.66		$16.37		$17.38
Total return(e)(f)	23.83%		32.86%	(31.14)%		(0.92)%		7.19	%(g)	9.72%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	1.90%		1.95%	1.96%		1.93%		1.91	%(i)	1.84%
Interest expense	—	%(j)	—	—	%(j)	—	%(j)	—	%(i)(j)	—	%(j)
Net expenses(h)	1.90%		1.95%	1.96%		1.93%		1.91	%(i)	1.84%
Waiver/Reimbursement	0.16%		0.04%	0.03%		0.01%		0.01	%(i)	0.06	%(k)
Net investment income(h)	2.61%		2.10%	1.53%		1.16%		1.50	%(i)	1.64%
Portfolio turnover rate	118%		117%	92%		77%		44	%(g)	40%
Net assets, end of period (000s)	$12,089		$24,126	$31,792		$74,074		$99,360		$116,566

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.

62

Columbia Convertible Securities Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$12.88		$9.91	$14.86		$16.58		$17.57		$17.34
Income from Investment Operations:
Net investment income(c)	0.35		0.25	0.20		0.19		0.23		0.28
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.67		2.97	(4.72)		(0.27)		0.92		1.31
Total from investment operations	3.02		3.22	(4.52)		(0.08)		1.15		1.59
Less Distributions to Shareholders:
From net investment income	(0.39)		(0.25)	(0.20)		(0.25)		(0.34)		(0.29)
From net realized gains	—		—	(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.39)		(0.25)	(0.43)		(1.64)		(2.14)		(1.36)
Increase from regulatory settlements	—		— (d)	—		—		—		—
Net Asset Value, End of Period	$15.51		$12.88	$9.91		$14.86		$16.58		$17.57
Total return(e)(f)	23.88%		32.80%	(31.13)%		(0.97)%		7.23	%(g)	9.68%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	1.90%		1.95%	1.96%		1.93%		1.91	%(i)	1.84%
Interest expense	—	%(j)	—	—	%(j)	—	%(j)	—	%(i)(j)	—	%(j)
Net expenses(h)	1.90%		1.95%	1.96%		1.93%		1.91	%(i)	1.84%
Waiver/Reimbursement	0.16%		0.04%	0.03%		0.01%		0.01	%(i)	0.06	%(k)
Net investment income(h)	2.53%		2.12%	1.54%		1.16%		1.50	%(i)	1.64%
Portfolio turnover rate	118%		117%	92%		77%		44	%(g)	40%
Net assets, end of period (000s)	$21,717		$20,103	$18,239		$38,320		$52,794		$57,193

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.

63

Columbia Convertible Securities Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$13.69
Income from Investment Operations:
Net investment income(b)	0.17
Net realized and unrealized gain on investments	1.86
Total from investment operations	2.03
Less Distributions to Shareholders:
From net investment income	(0.14)
Net Asset Value, End of Period	$15.58
Total return(c)(d)(e)	14.92%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)(g)	0.86%
Waiver/Reimbursement(g)	0.04%
Net investment income(f)(g)	2.63%
Portfolio turnover rate(e)	118%
Net assets, end of period (000s)	$82,875

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Annualized.

64

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Convertible Securities Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.11%	-2.08	%(b)	$9,791.63	$681.65
2	10.25%	1.32%	1.52%		$10,151.96	$131.63
3	15.76%	1.32%	5.26%		$10,525.56	$136.47
4	21.55%	1.32%	9.13%		$10,912.90	$141.49
5	27.63%	1.32%	13.14%		$11,314.49	$146.70
6	34.01%	1.32%	17.31%		$11,730.87	$152.10
7	40.71%	1.32%	21.63%		$12,162.56	$157.70
8	47.75%	1.32%	26.10%		$12,610.14	$163.50
9	55.13%	1.32%	30.74%		$13,074.20	$169.52
10	62.89%	1.32%	35.55%		$13,555.33	$175.75
Total Gain After Fees and Expenses					$3,555.33
Total Annual Fees and Expenses Paid						$2,056.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

65

Columbia Convertible Securities Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.86%	3.14%	$10,314.00	$188.92
2	10.25%	2.07%	6.16%	$10,616.20	$216.63
3	15.76%	2.07%	9.27%	$10,927.25	$222.97
4	21.55%	2.07%	12.47%	$11,247.42	$229.51
5	27.63%	2.07%	15.77%	$11,576.97	$236.23
6	34.01%	2.07%	19.16%	$11,916.18	$243.15
7	40.71%	2.07%	22.65%	$12,265.32	$250.28
8	47.75%	2.07%	26.25%	$12,624.70	$257.61
9	55.13%	1.32%	30.89%	$13,089.29	$169.71
10	62.89%	1.32%	35.71%	$13,570.97	$175.96
Total Gain After Fees and Expenses				$3,570.97
Total Annual Fees and Expenses Paid					$2,190.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Convertible Securities Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.86%	3.14%	$10,314.00	$188.92
2	10.25%	2.07%	6.16%	$10,616.20	$216.63
3	15.76%	2.07%	9.27%	$10,927.25	$222.97
4	21.55%	2.07%	12.47%	$11,247.42	$229.51
5	27.63%	2.07%	15.77%	$11,576.97	$236.23
6	34.01%	2.07%	19.16%	$11,916.18	$243.15
7	40.71%	2.07%	22.65%	$12,265.32	$250.28
8	47.75%	2.07%	26.25%	$12,624.70	$257.61
9	55.13%	2.07%	29.95%	$12,994.60	$265.16
10	62.89%	2.07%	33.75%	$13,375.34	$272.93
Total Gain After Fees and Expenses				$3,375.34
Total Annual Fees and Expenses Paid					$2,383.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

66

Columbia Convertible Securities Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	4.25%	$10,425.00	$76.59
2	10.25%	0.90%	8.52%	$10,852.43	$95.75
3	15.76%	0.90%	12.97%	$11,297.37	$99.67
4	21.55%	0.90%	17.61%	$11,760.57	$103.76
5	27.63%	0.90%	22.43%	$12,242.75	$108.01
6	34.01%	0.90%	27.45%	$12,744.70	$112.44
7	40.71%	0.90%	32.67%	$13,267.24	$117.05
8	47.75%	0.90%	38.11%	$13,811.19	$121.85
9	55.13%	0.90%	43.77%	$14,377.45	$126.85
10	62.89%	0.90%	49.67%	$14,966.93	$132.05
Total Gain After Fees and Expenses				$4,966.93
Total Annual Fees and Expenses Paid					$1,094.02

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

67

Columbia Convertible Securities Fund

Class A, Class B, Class C and Class I Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1226-99 C (7/11)

Columbia Convertible Securities Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NCIAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Convertible Securities Fund

Investment Objective

The Fund seeks total return, consisting of capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.82%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.25%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(c)	-0.21%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.86% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$88	$319	$570	$1,287

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Adviser considers a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including, among others:

•	overall economic and market conditions;

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

•	the characteristics of the security, including its conversion feature.

The Adviser tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Adviser also may convert securities to common shares when it believes it’s appropriate to do so.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by S&P or Fitch or Ba by

5

Moody’s) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Short Sales Risk – A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 5.66%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	12.48%
Worst:	4th quarter 2008:	-17.85%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

	1 year	5 years	10 years
Class Z shares returns before taxes	19.41%	4.55%	4.24%
Class Z shares returns after taxes on distributions	17.98%	2.81%	2.70%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.66%	3.18%	2.91%
BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	16.77%	5.71%	4.97%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David L. King, CFA
Lead manager. Service with the Fund since 2010.

Yan Jin
Co-manager. Service with the Fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.62% of average daily net assets of the Fund.
A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

11

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David L. King, CFA

Lead manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From March 2010 until joining the Adviser in May 2010, Mr. King was associated with the Fund’s previous investment adviser as an investment professional. Previously, Mr. King was employed by Putnam Investments from 1983 to 2008, where he was a senior portfolio manager. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.

Yan Jin

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Jin was associated with the Fund’s previous investment adviser as an investment professional. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion and over	0.050%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.86% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

15

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

16

Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

17

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

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interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares –Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

32

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Convertible Securities Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$12.93		$9.94	$14.91		$16.62		$17.59		$17.35
Income from Investment Operations:
Net investment income(c)	0.49		0.37	0.33		0.36		0.39		0.46
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.68		2.99	(4.73)		(0.26)		0.91		1.31
Total from investment operations	3.17		3.36	(4.40)		0.10		1.30		1.77
Less Distributions to Shareholders:
From net investment income	(0.52)		(0.37)	(0.34)		(0.42)		(0.47)		(0.46)
From net realized gains	—		—	(0.23)		(1.39)		(1.80)		(1.07)
Total distributions to shareholders	(0.52)		(0.37)	(0.57)		(1.81)		(2.27)		(1.53)
Increase from regulatory settlements	—		— (d)	—		—		—		—
Net Asset Value, End of Period	$15.58		$12.93	$9.94		$14.91		$16.62		$17.59
Total return(e)(f)	25.17%		34.20%	(30.43)%		0.10%		8.16	%(g)	10.81%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	0.90%		0.95%	0.96%		0.93%		0.91	%(i)	0.84%
Interest expense	—	%(j)	—	—	%(j)	—	%(j)	—	%(i)(j)	—	%(j)
Net expenses(h)	0.90%		0.95%	0.96%		0.93%		0.91	%(i)	0.84%
Waiver/Reimbursement	0.16%		0.04%	0.03%		0.01%		0.01	%(i)	0.06	%(k)
Net investment income(h)	3.52%		3.12%	2.56%		2.16%		2.50	%(i)	2.64%
Portfolio turnover rate	118%		117%	92%		77%		44	%(g)	40%
Net assets, end of period (000s)	$166,597		$198,457	$190,168		$388,824		$611,157		$775,758

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor Z shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Convertible Securities Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.86%	4.14%	$10,414.00	$87.78
2	10.25%	1.07%	8.23%	$10,823.27	$113.62
3	15.76%	1.07%	12.49%	$11,248.62	$118.08
4	21.55%	1.07%	16.91%	$11,690.70	$122.73
5	27.63%	1.07%	21.50%	$12,150.14	$127.55
6	34.01%	1.07%	26.28%	$12,627.64	$132.56
7	40.71%	1.07%	31.24%	$13,123.91	$137.77
8	47.75%	1.07%	36.40%	$13,639.68	$143.19
9	55.13%	1.07%	41.76%	$14,175.72	$148.81
10	62.89%	1.07%	47.33%	$14,732.82	$154.66
Total Gain After Fees and Expenses				$4,732.82
Total Annual Fees and Expenses Paid					$1,286.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Convertible Securities Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1228-99 C (7/11)

Columbia Large Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NVLEX
Class B Shares	NVLNX
Class C Shares	NVALX
Class I Shares	CLRIX
Class R Shares	CVURX
Class W Shares	CLVWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

	Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A

3

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.69%	0.69%	0.69%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.25%	0.25%	0.25%
Total annual Fund operating expenses	1.19%	1.94%	1.94%
Fee waivers and/or reimbursements(f)	-0.08%	-0.08%	-0.08%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%	1.86%	1.86%

	Class I Shares	Class R Shares	Class W Shares
Management fees(d)	0.69%	0.69%	0.69%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.50%	0.25%
Other expenses(e)	0.04%	0.25%	0.25%
Total annual Fund operating expenses	0.73%	1.44%	1.19%
Fee waivers and/or reimbursements(f)	0.00%	-0.08%	-0.08%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.73%	1.36%	1.11%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86%, 0.75%, 1.36% and 1.11% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$682	$924	$1,184	$1,929
Class B Shares
Assuming no redemption of shares	$189	$601	$1,040	$2,063
Assuming complete redemption of shares at the end of the period	$689	$901	$1,240	$2,063
Class C Shares
Assuming no redemption of shares	$189	$601	$1,040	$2,258
Assuming complete redemption of shares at the end of the period	$289	$601	$1,040	$2,258
Class I Shares	$75	$233	$406	$906
Class R Shares	$138	$448	$779	$1,717
Class W Shares	$113	$370	$647	$1,436

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

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Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund’s Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 3.71%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	16.50%
Worst:	4th quarter 2008:	-22.02%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	7.61%	-0.08%	1.88%
Class A shares returns after taxes on distributions	7.41%	-0.80%	1.14%
Class A shares returns after taxes on distributions and sale of Fund shares	5.18%	-0.05%	1.45%
Class B shares returns before taxes	8.30%	0.01%	1.70%
Class C shares returns before taxes	12.30%	0.34%	1.71%
Class I shares returns before taxes	14.54%	1.38%	2.75%
Class R shares returns before taxes	13.87%	0.86%	2.36%
Class W shares returns before taxes	14.25%	1.12%	2.49%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

David I. Hoffman Co-manager. Service with the Fund since 2004.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares and $500 for Class W shares. There is no minimum initial investment for Class I or Class R shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds. Class R shares are available through eligible retirement plans and health savings accounts. Class W shares are available to qualifying discretionary managed accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

11

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86%, 0.75%, 1.36% and 1.11% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

15

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

16

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

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Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

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Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

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Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

38

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

39

(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

41

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

54

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

55

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Large Cap Value Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.07		$7.00		$12.37		$15.16		$14.60		$13.10
Income from Investment Operations:
Net investment income(c)	0.11	(d)	0.09		0.18		0.20		0.17		0.19
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.93		3.08		(5.36)		(1.14)		1.37		1.64
Total from investment operations	2.04		3.17		(5.18)		(0.94)		1.54		1.83
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.10)		(0.19)		(0.22)		(0.12)		(0.16)
From net realized gains	—		—		—		(1.63)		(0.86)		(0.17)
Total distributions to shareholders	(0.13)		(0.10)		(0.19)		(1.85)		(0.98)		(0.33)
Increase from regulatory settlements	—		—	(e)	—		—		—		—
Net Asset Value, End of Period	$11.98		$10.07		$7.00		$12.37		$15.16		$14.60
Total return(f)	20.45%		45.49	%(g)	(42.36	)%(g)	(7.55	)%(g)	11.09	%(g)(h)	14.15	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(i)	1.18%		1.12%		1.04%		0.99%		1.01	%(j)	0.96%
Interest expense	—	%(k)	—		—	%(k)	—		—		—
Net expenses(i)	1.18%		1.12%		1.04%		0.99%		1.01	%(j)	0.96%
Waiver/Reimbursement	—		0.01%		0.06%		0.06%		0.05	%(j)	0.09	% (l)
Net investment income(i)	1.02%		0.95%		1.68%		1.37%		1.27	%(j)	1.36%
Portfolio turnover rate	79%		61%		61%		62%		66	%(h)	59%
Net assets, end of period (000s)	$517,861		$891,894		$672,426		$1,262,700		$1,332,311		$1,066,456

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%.

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Columbia Large Cap Value Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$9.72		$6.75		$11.94		$14.69		$14.19		$12.75
Income from Investment Operations:
Net investment income(c)	0.03	(d)	0.02		0.09		0.09		0.07		0.08
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.85		2.99		(5.17)		(1.10)		1.34		1.59
Total from investment operations	1.88		3.01		(5.08)		(1.01)		1.41		1.67
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.04)		(0.11)		(0.11)		(0.05)		(0.06)
From net realized gains	—		—		—		(1.63)		(0.86)		(0.17)
Total distributions to shareholders	(0.06)		(0.04)		(0.11)		(1.74)		(0.91)		(0.23)
Increase from regulatory settlements	—		—	(e)	—		—		—		—
Net Asset Value, End of Period	$11.54		$9.72		$6.75		$11.94		$14.69		$14.19
Total return(f)	19.48%		44.59	%(g)	(42.84	)%(g)	(8.24	)%(g)	10.38	%(g)(h)	13.22	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(i)	1.93%		1.87%		1.79%		1.74%		1.76	%(j)	1.71%
Interest expense	—	%(k)	—		—	%(k)	—		—		—
Net expenses(i)	1.93%		1.87%		1.79%		1.74%		1.76	%(j)	1.71%
Waiver/Reimbursement	—		0.01%		0.06%		0.06%		0.05	%(j)	0.09	%(l)
Net investment income(i)	0.32%		0.23%		0.89%		0.60%		0.52	%(j)	0.60%
Portfolio turnover rate	79%		61%		61%		62%		66	%(h)	59%
Net assets, end of period (000s)	$43,173		$96,524		$127,489		$346,218		$557,033		$693,558

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%.

63

Columbia Large Cap Value Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$9.72		$6.75		$11.94		$14.69		$14.19		$12.75
Income from Investment Operations:
Net investment income(c)	0.03	(d)	0.02		0.09		0.09		0.07		0.08
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.85		2.99		(5.17)		(1.10)		1.34		1.59
Total from investment operations	1.88		3.01		(5.08)		(1.01)		1.41		1.67
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.04)		(0.11)		(0.11)		(0.05)		(0.06)
From net realized gains	—		—		—		(1.63)		(0.86)		(0.17)
Total distributions to shareholders	(0.06)		(0.04)		(0.11)		(1.74)		(0.91)		(0.23)
Increase from regulatory settlements	—		—	(e)	—		—		—		—
Net Asset Value, End of Period	$11.54		$9.72		$6.75		$11.94		$14.69		$14.19
Total return(f)	19.48%		44.59	%(g)	(42.84	)%(g)	(8.24	)%(g)	10.38	%(g)(h)	13.22	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(i)	1.93%		1.87%		1.79%		1.74%		1.76	%(j)	1.71%
Interest expense	—	%(k)	—		—	%(k)	—		—		—
Net expenses(i)	1.93%		1.87%		1.79%		1.74%		1.76	%(j)	1.71%
Waiver/Reimbursement	—		0.01%		0.06%		0.06%		0.05	%(j)	0.09	%(l)
Net investment income(i)	0.32%		0.21%		0.90%		0.60%		0.52	%(j)	0.60%
Portfolio turnover rate	79%		61%		61%		62%		66	%(h)	59%
Net assets, end of period (000s)	$36,187		$37,229		$31,091		$70,383		$94,600		$98,884

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%.

64

Columbia Large Cap Value Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$10.23
Income from Investment Operations:
Net investment income(b)	0.05
Net realized and unrealized gain on investments and foreign currency	1.80
Total from investment operations	1.85
Less Distributions to Shareholders:
From net investment income	(0.05)
Net Asset Value, End of Period	$12.03
Total return(c)(d)	18.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	0.70%
Net investment income(e)(f)	1.04%
Portfolio turnover rate(d)	79%
Net assets, end of period (000s)	$123,018

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.

65

Columbia Large Cap Value Fund—Class R Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.07		$6.99		$12.36		$15.15		$14.59		$14.05
Income from Investment Operations:
Net investment income(c)	0.06	(d)	0.07		0.15		0.22		0.14		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.95		3.09		(5.36)		(1.19)		1.38		0.53
Total from investment operations	2.01		3.16		(5.21)		(0.97)		1.52		0.57
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.08)		(0.16)		(0.19)		(0.10)		(0.03)
From net realized gains	—		—		—		(1.63)		(0.86)		—
Total distributions to shareholders	(0.10)		(0.08)		(0.16)		(1.82)		(0.96)		(0.03)
Increase from regulatory settlements	—		—	(e)	—		—		—		—
Net Asset Value, End of Period	$11.98		$10.07		$6.99		$12.36		$15.15		$14.59
Total return(f)	20.16%		45.34	%(g)	(42.54	)%(g)	(7.79	)%(g)	10.90	%(g)(h)	4.05	%(g)(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(i)	1.43%		1.37%		1.29%		1.24%		1.26	%(j)	1.25	%(j)
Interest expense	—	%(k)	—		—	%(k)	—		—		—
Net expenses(i)	1.43%		1.37%		1.29%		1.24%		1.26	%(j)	1.25	%(j)
Waiver/Reimbursement	—		0.01%		0.06%		0.06%		0.05	%(j)	0.16	%(j)(l)
Net investment income(i)	0.59%		0.71%		1.45%		1.63%		1.02	%(j)	1.33	%(j)
Portfolio turnover rate	79%		61%		61%		62%		66	%(h)	59	%(h)
Net assets, end of period (000s)	$1,211		$252		$147		$236		$11		$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.10%.

66

Columbia Large Cap Value Fund—Class W Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$10.21
Income from Investment Operations:
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency	1.78
Total from investment operations	1.81
Less Distributions to Shareholders:
From net investment income	(0.03)
Net Asset Value, End of Period	$11.99
Total return(c)(d)	17.79%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	1.22%
Net investment income(e)(f)	0.54%
Portfolio turnover rate(d)	79%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.

67

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Value Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.11%	-2.08	%(b)	$9,791.63	$681.65
2	10.25%	1.19%	1.65%		$10,164.69	$118.74
3	15.76%	1.19%	5.52%		$10,551.97	$123.26
4	21.55%	1.19%	9.54%		$10,954.00	$127.96
5	27.63%	1.19%	13.71%		$11,371.35	$132.84
6	34.01%	1.19%	18.05%		$11,804.59	$137.90
7	40.71%	1.19%	22.54%		$12,254.35	$143.15
8	47.75%	1.19%	27.21%		$12,721.24	$148.60
9	55.13%	1.19%	32.06%		$13,205.92	$154.27
10	62.89%	1.19%	37.09%		$13,709.06	$160.14
Total Gain After Fees and Expenses					$3,709.06
Total Annual Fees and Expenses Paid						$1,928.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

68

Columbia Large Cap Value Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.86%	3.14%	$10,314.00	$188.92
2	10.25%	1.94%	6.30%	$10,629.61	$203.15
3	15.76%	1.94%	9.55%	$10,954.87	$209.37
4	21.55%	1.94%	12.90%	$11,290.09	$215.78
5	27.63%	1.94%	16.36%	$11,635.57	$222.38
6	34.01%	1.94%	19.92%	$11,991.62	$229.18
7	40.71%	1.94%	23.59%	$12,358.56	$236.20
8	47.75%	1.94%	27.37%	$12,736.73	$243.42
9	55.13%	1.19%	32.22%	$13,222.00	$154.45
10	62.89%	1.19%	37.26%	$13,725.76	$160.34
Total Gain After Fees and Expenses				$3,725.76
Total Annual Fees and Expenses Paid					$2,063.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.86%	3.14%	$10,314.00	$188.92
2	10.25%	1.94%	6.30%	$10,629.61	$203.15
3	15.76%	1.94%	9.55%	$10,954.87	$209.37
4	21.55%	1.94%	12.90%	$11,290.09	$215.78
5	27.63%	1.94%	16.36%	$11,635.57	$222.38
6	34.01%	1.94%	19.92%	$11,991.62	$229.18
7	40.71%	1.94%	23.59%	$12,358.56	$236.20
8	47.75%	1.94%	27.37%	$12,736.73	$243.42
9	55.13%	1.94%	31.26%	$13,126.48	$250.87
10	62.89%	1.94%	35.28%	$13,528.15	$258.55
Total Gain After Fees and Expenses				$3,528.15
Total Annual Fees and Expenses Paid					$2,257.82

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia Large Cap Value Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.73%	4.27%	$10,427.00	$74.56
2	10.25%	0.73%	8.72%	$10,872.23	$77.74
3	15.76%	0.73%	13.36%	$11,336.48	$81.06
4	21.55%	0.73%	18.21%	$11,820.54	$84.52
5	27.63%	0.73%	23.25%	$12,325.28	$88.13
6	34.01%	0.73%	28.52%	$12,851.57	$91.90
7	40.71%	0.73%	34.00%	$13,400.33	$95.82
8	47.75%	0.73%	39.73%	$13,972.53	$99.91
9	55.13%	0.73%	45.69%	$14,569.15	$104.18
10	62.89%	0.73%	51.91%	$15,191.26	$108.63
Total Gain After Fees and Expenses				$5,191.26
Total Annual Fees and Expenses Paid					$906.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.36%	3.64%	$10,364.00	$138.48
2	10.25%	1.44%	7.33%	$10,732.96	$151.90
3	15.76%	1.44%	11.15%	$11,115.05	$157.31
4	21.55%	1.44%	15.11%	$11,510.75	$162.91
5	27.63%	1.44%	19.21%	$11,920.53	$168.71
6	34.01%	1.44%	23.45%	$12,344.90	$174.71
7	40.71%	1.44%	27.84%	$12,784.38	$180.93
8	47.75%	1.44%	32.40%	$13,239.50	$187.37
9	55.13%	1.44%	37.11%	$13,710.83	$194.04
10	62.89%	1.44%	41.99%	$14,198.94	$200.95
Total Gain After Fees and Expenses				$4,198.94
Total Annual Fees and Expenses Paid					$1,717.31

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Columbia Large Cap Value Fund—Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.11%	3.89%	$10,389.00	$113.16
2	10.25%	1.19%	7.85%	$10,784.82	$125.98
3	15.76%	1.19%	11.96%	$11,195.72	$130.78
4	21.55%	1.19%	16.22%	$11,622.28	$135.77
5	27.63%	1.19%	20.65%	$12,065.09	$140.94
6	34.01%	1.19%	25.25%	$12,524.77	$146.31
7	40.71%	1.19%	30.02%	$13,001.96	$151.88
8	47.75%	1.19%	34.97%	$13,497.34	$157.67
9	55.13%	1.19%	40.12%	$14,011.59	$163.68
10	62.89%	1.19%	45.45%	$14,545.43	$169.91
Total Gain After Fees and Expenses				$4,545.43
Total Annual Fees and Expenses Paid					$1,436.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

71

Columbia Large Cap Value Fund

Class A, Class B, Class C, Class I, Class R and Class W Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1211-99 C (7/11)

Columbia Large Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Y Shares	CLCYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Value Fund

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management fees(a)	0.69%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.04%
Total annual Fund operating expenses	0.73%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Y shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$75	$233	$406	$906

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

5

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund’s Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund’s share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Y shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 3.82%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	16.53%
Worst:	4th quarter 2008:	-21.95%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class Y shares returns before taxes	14.68%	1.42%	2.78%
Class Y shares returns after taxes on distributions	14.40%	0.65%	1.97%
Class Y shares returns after taxes on distributions and sale of Fund shares	9.87%	1.22%	2.20%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

David I. Hoffman Co-manager. Service with the Fund since 2004.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment amount for Class Y shares varies depending on eligibility. Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million. Currently, Class Y shares are offered only to certain former shareholders of the Funds of Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Adviser. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged arrangement (such as a 401(k) plan). If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.86% of the Fund’s average daily net assets attributable to Class Y shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Y Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Y shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Y*	Available to certain categories of investors, which are subject to minimum initial investment requirements; currently, offered only to former shareholders of the former Columbia Funds Institutional Trust(b)	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and

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accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Additional Eligible Investors

In addition, for Class Y shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Class Y
Minimum Initial Investment	variable	(a)
Minimum Account Balance	none

(a)

The minimum initial investment amount for Class Y shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class Y Shares above.

The Distributor, in its discretion, may waive minimum initial investment requirements. Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

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Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

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•	You buy Class Y shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

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Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Telephone Transactions

For Class Y shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Y shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Y shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Y shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Y shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be

26

Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Y shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Y Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Y Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

29

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

30

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund—Class Y Shares

	Year Ended February 28, 2011		Period Ended February 28, 2010(a)
Net Asset Value, Beginning of Period	$10.10		$8.65
Income from Investment Operations:
Net investment income(b)	0.17	(c)	0.08
Net realized and unrealized gain on investments and foreign currency	1.92		1.45
Total from investment operations	2.09		1.53
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.08)
Net Asset Value, End of Period	$12.02		$10.10
Total return(d)	20.98%		17.67	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	0.71%		0.72	%(h)
Interest expense	—	%(g)	—
Net expenses(f)	0.71%		0.72	%(h)
Net investment income(f)	1.62%		1.36	%(h)
Portfolio turnover rate	79%		61	%(e)
Net assets, end of period (000s)	$7,138		$11,497

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.
(h)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Y shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Value Fund—Class Y Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.73%	4.27%	$10,427.00	$74.56
2	10.25%	0.73%	8.72%	$10,872.23	$77.74
3	15.76%	0.73%	13.36%	$11,336.48	$81.06
4	21.55%	0.73%	18.21%	$11,820.54	$84.52
5	27.63%	0.73%	23.25%	$12,325.28	$88.13
6	34.01%	0.73%	28.52%	$12,851.57	$91.90
7	40.71%	0.73%	34.00%	$13,400.33	$95.82
8	47.75%	0.73%	39.73%	$13,972.53	$99.91
9	55.13%	0.73%	45.69%	$14,569.15	$104.18
10	62.89%	0.73%	51.91%	$15,191.26	$108.63
Total Gain After Fees and Expenses				$5,191.26
Total Annual Fees and Expenses Paid					$906.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Large Cap Value Fund

Class Y Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1214-99 C (7/11)

Columbia Large Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NVLUX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Value Fund

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.69%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.25%
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements(c)	-0.08%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.86% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$88	$292	$512	$1,147

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

5

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 3.77%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	16.53%
Worst:	4th quarter 2008:	-21.95%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class Z shares returns before taxes	14.40%	1.35%	2.74%
Class Z shares returns after taxes on distributions	14.15%	0.59%	1.94%
Class Z shares returns after taxes on distributions and sale of Fund shares	9.66%	1.17%	2.18%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

David I. Hoffman Co-manager. Service with the Fund since 2004.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.86% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

30

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

31

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

32

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.09		$7.01		$12.40		$15.19		$14.61		$13.12
Income from Investment Operations:
Net investment income(c)	0.14	(d)	0.11		0.20		0.24		0.21		0.22
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.94		3.09		(5.39)		(1.14)		1.38		1.63
Total from investment operations	2.08		3.20		(5.19)		(0.90)		1.59		1.85
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.12)		(0.22)		(0.26)		(0.15)		(0.19)
From net realized gains	—		—		—		(1.63)		(0.86)		(0.17)
Total distributions to shareholders	(0.16)		(0.12)		(0.22)		(1.89)		(1.01)		(0.36)
Increase from regulatory settlements	—		—	(e)	0.02		—		—		—
Net Asset Value, End of Period	$12.01		$10.09		$7.01		$12.40		$15.19		$14.61
Total return(f)	20.81%		45.93	%(g)	(42.27	)%(g)	(7.29	)%(g)	11.42	%(g)(h)	14.33	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(i)	0.93%		0.87%		0.79%		0.74%		0.76	%(j)	0.71%
Interest expense	—	%(k)	—		—	%(k)	—		—		—
Net expenses(i)	0.93%		0.87%		0.79%		0.74%		0.76	%(j)	0.71%
Waiver/Reimbursement	—		0.01%		0.06%		0.06%		0.05	%(j)	0.09	%(l)
Net investment income(i)	1.32%		1.21%		1.91%		1.61%		1.52	%(j)	1.60%
Portfolio turnover rate	79%		61%		61%		62%		66	%(h)	59%
Net assets, end of period (000s)	$1,366,011		$1,290,563		$907,353		$1,905,752		$2,277,652		$2,009,115

34

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(h)	Not annualized.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Value Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.86%	4.14%	$10,414.00	$87.78
2	10.25%	0.94%	8.37%	$10,836.81	$99.88
3	15.76%	0.94%	12.77%	$11,276.78	$103.93
4	21.55%	0.94%	17.35%	$11,734.62	$108.15
5	27.63%	0.94%	22.11%	$12,211.05	$112.54
6	34.01%	0.94%	27.07%	$12,706.81	$117.11
7	40.71%	0.94%	32.23%	$13,222.71	$121.87
8	47.75%	0.94%	37.60%	$13,759.55	$126.82
9	55.13%	0.94%	43.18%	$14,318.19	$131.97
10	62.89%	0.94%	49.00%	$14,899.51	$137.32
Total Gain After Fees and Expenses				$4,899.51
Total Annual Fees and Expenses Paid					$1,147.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Large Cap Value Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1213-99 C (7/11)

Columbia Mid Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	CMUAX
Class B Shares	CMUBX
Class C Shares	CMUCX
Class I Shares	CMVUX
Class R Shares	CMVRX
Class R4 Shares	CMUFX
Class W Shares	CMUWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Mid Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

	Class R Shares	Class R4 Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees(d)	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(e)	0.20%	0.20%	0.20%	0.02%
Total annual Fund operating expenses	1.15%	1.90%	1.90%	0.72%

	Class R Shares	Class R4 Shares	Class W Shares
Management fees(d)	0.70%	0.70%	0.70%
Distribution and/or service (Rule 12b-1) fees	0.50%	0.00%	0.25%
Other expenses(e)	0.20%	0.32%	0.20%
Total annual Fund operating expenses	1.40%	1.02%	1.15%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.

(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$685	$919	$1,172	$1,892
Class B Shares
Assuming no redemption of shares	$193	$597	$1,026	$2,027
Assuming complete redemption of shares at the end of the period	$693	$897	$1,226	$2,027
Class C Shares
Assuming no redemption of shares	$193	$597	$1,026	$2,222
Assuming complete redemption of shares at the end of the period	$293	$597	$1,026	$2,222
Class I Shares	$74	$230	$401	$894
Class R Shares	$143	$443	$766	$1,680
Class R4 Shares	$104	$325	$563	$1,248
Class W Shares	$117	$365	$633	$1,398

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and

5

operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date of the Fund’s Class A shares, Class B shares, and Class C shares is November 20, 2001, and the inception date of the Fund’s Class R shares is January 23, 2006. The returns shown for Class R shares include the returns of Class A shares for periods prior to January 23, 2006. The returns shown reflect applicable sales charges, but have not been adjusted to reflect any differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares and Class W shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, and the Fund’s Class A shares (without applicable sales charges), respectively, for periods prior to September 27, 2010, when Class I shares and Class W shares commenced operations. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance for this share class is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares and Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares, or between Class R4 shares or Class W shares and Class A shares, respectively. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 7.22%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	20.74%
Worst:	4th quarter 2008:	-27.98%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (November 20, 2001)
Class A shares returns before taxes	15.82%	2.27%	7.59%
Class A shares returns after taxes on distributions	15.62%	1.57%	6.65%
Class A shares returns after taxes on distributions and sale of Fund shares	10.51%	1.84%	6.38%
Class A shares returns before taxes (without sales charges)	22.93%	3.48%	8.29%
Class B shares returns before taxes	17.01%	2.36%	7.48%
Class C shares returns before taxes	21.02%	2.71%	7.48%
Class I shares returns before taxes	23.29%	3.75%	8.56%
Class R shares returns before taxes	22.60%	3.22%	8.14%
Class W shares returns before taxes	22.93%	3.48%	8.29%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	24.75%	4.08%	9.14%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David I. Hoffman Co-manager. Service with the Fund since 2004.

Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares and $500 for Class W shares. There is no minimum initial investment for Class I, Class R or Class R4 shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds. Class R shares are available through eligible retirement plans and health savings accounts. Class R4 shares are available to qualifying institutional investors and are closed to new investors. Class W shares are available to qualifying discretionary managed accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.53% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval.

The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.19%, 1.94%, 1.94%, 0.80%, 1.44%, 1.10% and 1.19% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

23

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made.

When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

29

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares — Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

30

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

31

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

37

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

53

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

54

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Because Class R4 shares of the Fund commenced operations after the Fund’s fiscal year end, no financial highlights are provided for this share class.

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Columbia Mid Cap Value Fund—Class A Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.18	$6.87	$13.12	$15.21	$15.01		$14.02
Income from Investment Operations:
Net investment income(c)	0.13 (d)	0.07	0.11	0.13	0.10		0.11
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.07	4.32	(6.25)	(1.19)	1.67		2.47
Total from investment operations	3.20	4.39	(6.14)	(1.06)	1.77		2.58
Less Distributions to Shareholders:
From net investment income	(0.14)	(0.07)	(0.10)	(0.16)	(0.06)		(0.07)
From net realized gains	—	—	—	(0.87)	(1.51)		(1.52)
From return of capital	—	(0.01)	(0.01)	—	—		—
Total distributions to shareholders	(0.14)	(0.08)	(0.11)	(1.03)	(1.57)		(1.59)
Increase from regulatory settlements	— (e)	— (e)	—	—	—		—
Net Asset Value, End of Period	$14.24	$11.18	$6.87	$13.12	$15.21		$15.01
Total return(f)	28.87%	64.09%	(47.05)%	(7.88)%	13.09	%(g)	20.24%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.13%	1.17%	1.17%	1.10%	1.12	%(i)	1.08%
Net investment income(h)	1.05%	0.71%	0.97%	0.83%	0.76	%(i)	0.80%
Portfolio turnover rate	50%	56%	46%	24%	53	%(g)	41%
Net assets, end of period (000s)	$1,511,519	$1,441,388	$966,440	$1,677,414	$1,296,803		$874,429

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Columbia Mid Cap Value Fund—Class B Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.94	$6.73	$12.86	$14.94	$14.80		$13.89
Income from Investment Operations:
Net investment income (loss)(c)	0.03 (d)	— (e)	0.02	0.03	—	(e)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.01	4.23	(6.11)	(1.19)	1.65		2.43
Total from investment operations	3.04	4.23	(6.09)	(1.16)	1.65		2.44
Less Distributions to Shareholders:
From net investment income	(0.09)	(0.02)	(0.03)	(0.05)	—	(e)	(0.01)
From net realized gains	—	—	—	(0.87)	(1.51)		(1.52)
From return of capital	—	— (e)	(0.01)	—	—		—
Total distributions to shareholders	(0.09)	(0.02)	(0.04)	(0.92)	(1.51)		(1.53)
Increase from regulatory settlements	— (e)	— (e)	—	—	—		—
Net Asset Value, End of Period	$13.89	$10.94	$6.73	$12.86	$14.94		$14.80
Total return(f)	27.89%	62.86%	(47.41)%	(8.61)%	12.36	%(g)	19.32%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.88%	1.92%	1.92%	1.85%	1.87	%(i)	1.84%
Net investment income (loss)(h)	0.28%	(0.01)%	0.18%	0.18%	(0.02	)%(i)	0.05%
Portfolio turnover rate	50%	56%	46%	24%	53	%(g)	41%
Net assets, end of period (000s)	$44,651	$68,110	$66,254	$179,087	$255,123		$312,587

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Portfolio’s Investor B shares were renamed Class B shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Columbia Mid Cap Value Fund—Class C Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.98	$6.75	$12.90	$14.99	$14.84		$13.93
Income from Investment Operations:
Net investment income (loss)(c)	0.04 (d)	— (e)	0.02	0.01	—	(e)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.01	4.25	(6.13)	(1.18)	1.66		2.43
Total from investment operations	3.05	4.25	(6.11)	(1.17)	1.66		2.44
Less Distributions to Shareholders:
From net investment income	(0.09)	(0.02)	(0.03)	(0.05)	—	(e)	(0.01)
From net realized gains	—	—	—	(0.87)	(1.51)		(1.52)
From return of capital	—	— (e)	(0.01)	—	—		—
Total distributions to shareholders	(0.09)	(0.02)	(0.04)	(0.92)	(1.51)		(1.53)
Increase from regulatory settlements	— (e)	— (e)	—	—	—		—
Net Asset Value, End of Period	$13.94	$10.98	$6.75	$12.90	$14.99		$14.84
Total return(f)	27.88%	62.97%	(47.42)%	(8.65)%	12.40	%(g)	19.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.88%	1.92%	1.92%	1.85%	1.87	%(i)	1.84%
Net investment income (loss)(h)	0.30%	(0.03)%	0.19%	0.07%	0.03	%(i)	0.05%
Portfolio turnover rate	50%	56%	46%	24%	53	%(g)	41%
Net assets, end of period (000s)	$173,457	$181,941	$144,370	$318,190	$249,067		$123,789

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Portfolio’s Investor C shares were renamed Class C shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Columbia Mid Cap Value Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$11.68
Income from Investment Operations:
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency	2.58
Total from investment operations	2.61
Less Distributions to Shareholders:
From net investment income	(0.05)
Net Asset Value, End of Period	$14.24
Total return(c)(d)	22.40%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	0.72%
Net investment income(e)(f)	0.53%
Portfolio turnover rate(d)	50%
Net assets, end of period (000s)	$150,603

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Mid Cap Value Fund—Class R Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.18	$6.87	$13.11	$15.21	$15.01		$14.25
Income from Investment Operations:
Net investment income(c)	0.10 (d)	0.04	0.09	0.05	0.08		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.07	4.33	(6.24)	(1.16)	1.66		0.75
Total from investment operations	3.17	4.37	(6.15)	(1.11)	1.74		0.76
Less Distributions to Shareholders:
From net investment income	(0.12)	(0.05)	(0.08)	(0.12)	(0.03)		—	(e)
From net realized gains	—	—	—	(0.87)	(1.51)		—
From return of capital	—	(0.01)	(0.01)	—	—		—
Total distributions to shareholders	(0.12)	(0.06)	(0.09)	(0.99)	(1.54)		—	(e)
Increase from regulatory settlements	— (e)	— (e)	—	—	—		—
Net Asset Value, End of Period	$14.23	$11.18	$6.87	$13.11	$15.21		$15.01
Total return(f)	28.53%	63.69%	(47.13)%	(8.17)%	12.86	%(g)	5.36	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.38%	1.42%	1.42%	1.35%	1.37	%(i)	1.44	%(i)
Net investment income(h)	0.80%	0.44%	0.94%	0.35%	0.61	%(i)	0.44	%(i)
Portfolio turnover rate	50%	56%	46%	24%	53	%(g)	41	%(g)
Net assets, end of period (000s)	$337,001	$276,046	$145,227	$46,252	$7,337		$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	The Fund’s Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Columbia Mid Cap Value Fund—Class W Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$11.69
Income from Investment Operations:
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency	2.57
Total from investment operations	2.59
Less Distributions to Shareholders:
From net investment income	(0.04)
Net Asset Value, End of Period	$14.24
Total return(c)(d)	22.17%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	1.14%
Net investment income(e)(f)	0.34%
Portfolio turnover rate(d)	50%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	-2.12	%(b)	$9,787.86	$685.47
2	10.25%	1.15%	1.65%		$10,164.70	$114.73
3	15.76%	1.15%	5.56%		$10,556.04	$119.14
4	21.55%	1.15%	9.62%		$10,962.44	$123.73
5	27.63%	1.15%	13.84%		$11,384.50	$128.49
6	34.01%	1.15%	18.23%		$11,822.80	$133.44
7	40.71%	1.15%	22.78%		$12,277.98	$138.58
8	47.75%	1.15%	27.51%		$12,750.68	$143.91
9	55.13%	1.15%	32.42%		$13,241.58	$149.46
10	62.89%	1.15%	37.51%		$13,751.38	$155.21
Total Gain After Fees and Expenses					$3,751.38
Total Annual Fees and Expenses Paid						$1,892.16

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

67

Columbia Mid Cap Value Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	1.90%	9.59%	$10,959.13	$205.09
4	21.55%	1.90%	12.99%	$11,298.86	$211.45
5	27.63%	1.90%	16.49%	$11,649.13	$218.01
6	34.01%	1.90%	20.10%	$12,010.25	$224.76
7	40.71%	1.90%	23.83%	$12,382.57	$231.73
8	47.75%	1.90%	27.66%	$12,766.43	$238.92
9	55.13%	1.15%	32.58%	$13,257.93	$149.64
10	62.89%	1.15%	37.68%	$13,768.36	$155.40
Total Gain After Fees and Expenses				$3,768.36
Total Annual Fees and Expenses Paid					$2,026.88

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Value Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	1.90%	9.59%	$10,959.13	$205.09
4	21.55%	1.90%	12.99%	$11,298.86	$211.45
5	27.63%	1.90%	16.49%	$11,649.13	$218.01
6	34.01%	1.90%	20.10%	$12,010.25	$224.76
7	40.71%	1.90%	23.83%	$12,382.57	$231.73
8	47.75%	1.90%	27.66%	$12,766.43	$238.92
9	55.13%	1.90%	31.62%	$13,162.18	$246.32
10	62.89%	1.90%	35.70%	$13,570.21	$253.96
Total Gain After Fees and Expenses				$3,570.21
Total Annual Fees and Expenses Paid					$2,222.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

68

Columbia Mid Cap Value Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.72%	4.28%	$10,428.00	$73.54
2	10.25%	0.72%	8.74%	$10,874.32	$76.69
3	15.76%	0.72%	13.40%	$11,339.74	$79.97
4	21.55%	0.72%	18.25%	$11,825.08	$83.39
5	27.63%	0.72%	23.31%	$12,331.19	$86.96
6	34.01%	0.72%	28.59%	$12,858.97	$90.68
7	40.71%	0.72%	34.09%	$13,409.33	$94.57
8	47.75%	0.72%	39.83%	$13,983.25	$98.61
9	55.13%	0.72%	45.82%	$14,581.74	$102.83
10	62.89%	0.72%	52.06%	$15,205.83	$107.24
Total Gain After Fees and Expenses				$5,205.83
Total Annual Fees and Expenses Paid					$894.48

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Value Fund—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.40%	3.60%	$10,360.00	$142.52
2	10.25%	1.40%	7.33%	$10,732.96	$147.65
3	15.76%	1.40%	11.19%	$11,119.35	$152.97
4	21.55%	1.40%	15.20%	$11,519.64	$158.47
5	27.63%	1.40%	19.34%	$11,934.35	$164.18
6	34.01%	1.40%	23.64%	$12,363.99	$170.09
7	40.71%	1.40%	28.09%	$12,809.09	$176.21
8	47.75%	1.40%	32.70%	$13,270.22	$182.56
9	55.13%	1.40%	37.48%	$13,747.95	$189.13
10	62.89%	1.40%	42.43%	$14,242.87	$195.94
Total Gain After Fees and Expenses				$4,242.87
Total Annual Fees and Expenses Paid					$1,679.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia Mid Cap Value Fund—Class R4 Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.02%	3.98%	$10,398.00	$104.03
2	10.25%	1.02%	8.12%	$10,811.84	$108.17
3	15.76%	1.02%	12.42%	$11,242.15	$112.48
4	21.55%	1.02%	16.90%	$11,689.59	$116.95
5	27.63%	1.02%	21.55%	$12,154.83	$121.61
6	34.01%	1.02%	26.39%	$12,638.60	$126.45
7	40.71%	1.02%	31.42%	$13,141.61	$131.48
8	47.75%	1.02%	36.65%	$13,664.65	$136.71
9	55.13%	1.02%	42.09%	$14,208.50	$142.15
10	62.89%	1.02%	47.74%	$14,774.00	$147.81
Total Gain After Fees and Expenses				$4,774.00
Total Annual Fees and Expenses Paid					$1,247.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Value Fund—Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	3.85%	$10,385.00	$117.21
2	10.25%	1.15%	7.85%	$10,784.82	$121.73
3	15.76%	1.15%	12.00%	$11,200.04	$126.41
4	21.55%	1.15%	16.31%	$11,631.24	$131.28
5	27.63%	1.15%	20.79%	$12,079.04	$136.33
6	34.01%	1.15%	25.44%	$12,544.09	$141.58
7	40.71%	1.15%	30.27%	$13,027.03	$147.03
8	47.75%	1.15%	35.29%	$13,528.57	$152.69
9	55.13%	1.15%	40.49%	$14,049.42	$158.57
10	62.89%	1.15%	45.90%	$14,590.33	$164.68
Total Gain After Fees and Expenses				$4,590.33
Total Annual Fees and Expenses Paid					$1,397.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Columbia Mid Cap Value Fund

Class A, Class B, Class C, Class I, Class R, Class R4 and Class W Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1216-99 C (7/11)

Columbia Mid Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Y Shares	CMVYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Mid Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management fees(a)	0.70%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.11%
Total annual Fund operating expenses	0.81%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Y shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$83	$259	$450	$1,002

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and

5

operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund’s Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund’s share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Y shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 7.31%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	21.00%
Worst:	4th quarter 2008:	-27.91%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (November 20, 2001)
Class Y shares returns before taxes	23.19%	3.74%	8.56%
Class Y shares returns after taxes on distributions	22.92%	2.98%	7.54%
Class Y shares returns after taxes on distributions and sale of Fund shares	15.37%	3.10%	7.22%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	24.75%	4.08%	9.14%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David I. Hoffman Co-manager. Service with the Fund since 2004.

Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment amount for Class Y shares varies depending on eligibility. Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million. Currently, Class Y shares are offered only to certain former shareholders of the Funds of Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Adviser. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged arrangement (such as a 401(k) plan). If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.53% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.94% of the Fund’s average daily net assets attributable to Class Y shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Y Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Y shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

15

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Y*	Available to certain categories of investors, which are subject to minimum initial investment requirements; currently, offered only to former shareholders of the former Columbia Funds Institutional Trust(b)	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

19

from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and

20

accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Additional Eligible Investors

In addition, for Class Y shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Class Y
Minimum Initial Investment	variable	(a)
Minimum Account Balance	none

(a)

The minimum initial investment amount for Class Y shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class Y Shares above.

The Distributor, in its discretion, may waive minimum initial investment requirements. Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

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Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

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•	You buy Class Y shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

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Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Telephone Transactions

For Class Y shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Y shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Y shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Y shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Y shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be

26

Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Y shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Y Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Y Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

29

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

30

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund—Class Y Shares

	Year Ended February 28, 2011	Period Ended February 28, 2010(a)
Net Asset Value, Beginning of Period	$11.18	$8.86
Income from Investment Operations:
Net investment income(b)	0.16 (c)	0.08
Net realized and unrealized gain on investments and foreign currency	3.08	2.31
Total from investment operations	3.24	2.39
Less Distributions to Shareholders:
From net investment income	(0.18)	(0.06)
From return of capital	—	(0.01)
Total distributions to shareholders	(0.18)	(0.07)
Increase from regulatory settlements(d)	—	—
Net Asset Value, End of Period	$14.24	$11.18
Total return(e)	29.23%	27.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(g)	0.81%	0.76	%(h)
Net investment income(g)	1.25%	1.28	%(h)
Portfolio turnover rate	50%	56	%(f)
Net assets, end of period (000s)	$33	$13

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Y shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Value Fund—Class Y Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.81%	4.19%	$10,419.00	$82.70
2	10.25%	0.81%	8.56%	$10,855.56	$86.16
3	15.76%	0.81%	13.10%	$11,310.40	$89.77
4	21.55%	0.81%	17.84%	$11,784.31	$93.53
5	27.63%	0.81%	22.78%	$12,278.07	$97.45
6	34.01%	0.81%	27.93%	$12,792.52	$101.54
7	40.71%	0.81%	33.29%	$13,328.53	$105.79
8	47.75%	0.81%	38.87%	$13,887.00	$110.22
9	55.13%	0.81%	44.69%	$14,468.86	$114.84
10	62.89%	0.81%	50.75%	$15,075.11	$119.65
Total Gain After Fees and Expenses				$5,075.11
Total Annual Fees and Expenses Paid					$1,001.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Mid Cap Value Fund

Class Y Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1219-99 C (7/11)

Columbia Mid Cap Value Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NAMAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Mid Cap Value Fund

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.70%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.20%
Total annual Fund operating expenses	0.90%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$92	$287	$498	$1,108

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and

5

operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 7.28%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	20.92%
Worst:	4th quarter 2008:	-27.91%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (November 20, 2001)
Class Z shares returns before taxes	23.21%	3.74%	8.56%
Class Z shares returns after taxes on distributions	22.95%	2.99%	7.55%
Class Z shares returns after taxes on distributions and sale of Fund shares	15.38%	3.10%	7.22%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	24.75%	4.08%	9.14%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David I. Hoffman Co-manager. Service with the Fund since 2004.

Diane L. Sobin, CFA Co-manager. Service with the Fund since 2001.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.53% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Sobin was associated with the Fund’s previous investment adviser as an investment professional. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.94% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

31

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

32

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund—Class Z Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.20	$6.88	$13.13	$15.23	$15.03		$14.04
Income from Investment Operations:
Net investment income(c)	0.16 (d)	0.09	0.14	0.17	0.13		0.13
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.07	4.33	(6.25)	(1.21)	1.68		2.49
Total from investment operations	3.23	4.42	(6.11)	(1.04)	1.81		2.62
Less Distributions to Shareholders:
From net investment income	(0.17)	(0.09)	(0.13)	(0.19)	(0.10)		(0.11)
From net realized gains	—	—	—	(0.87)	(1.51)		(1.52)
From return of capital	—	(0.01)	(0.01)	—	—		—
Total distributions to shareholders	(0.17)	(0.10)	(0.14)	(1.06)	(1.61)		(1.63)
Increase from regulatory settlements	— (e)	— (e)	—	—	—		—
Net Asset Value, End of Period	$14.26	$11.20	$6.88	$13.13	$15.23		$15.03
Total return(f)	29.14%	64.55%	(46.87)%	(7.70)%	13.36	%(g)	20.49%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	0.88%	0.92%	0.92%	0.85%	0.87	%(i)	0.84%
Net investment income(h)	1.30%	0.95%	1.23%	1.10%	1.00	%(i)	0.94%
Portfolio turnover rate	50%	56%	46%	24%	53	%(g)	41%
Net assets, end of period (000s)	$2,859,249	$2,419,305	$1,459,522	$2,109,483	$1,758,133		$1,415,664

34

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)	Total return at net asset value assuming all distributions reinvested.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Value Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	0.90%	8.37%	$10,836.81	$95.61
3	15.76%	0.90%	12.81%	$11,281.12	$99.53
4	21.55%	0.90%	17.44%	$11,743.65	$103.61
5	27.63%	0.90%	22.25%	$12,225.13	$107.86
6	34.01%	0.90%	27.26%	$12,726.37	$112.28
7	40.71%	0.90%	32.48%	$13,248.15	$116.89
8	47.75%	0.90%	37.91%	$13,791.32	$121.68
9	55.13%	0.90%	43.57%	$14,356.76	$126.67
10	62.89%	0.90%	49.45%	$14,945.39	$131.86
Total Gain After Fees and Expenses				$4,945.39
Total Annual Fees and Expenses Paid					$1,107.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Mid Cap Value Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1218-99 C (7/11)

Columbia Small Cap Value Fund II

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	COVAX
Class B Shares	COVBX
Class C Shares	COVCX
Class I Shares	CSLIX
Class R Shares	CCTRX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Small Cap Value Fund II

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

			Class I Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price			N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value			N/A		N/A

3

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.82%	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.28%	0.28%	0.28%
Total annual Fund operating expenses	1.35%	2.10%	2.10%
Fee waivers and/or reimbursements(f)	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%	2.06%	2.06%

		Class I Shares	Class R Shares
Management fees(d)		0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees		0.00%	0.50%
Other expenses(e)		0.04%	0.28%
Total annual Fund operating expenses		0.86%	1.60%
Fee waivers and/or reimbursements(f)		0.00%	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.86%	1.56%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.31%, 2.06%, 2.06%, 0.90% and 1.56% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

4

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$701	$974	$1,268	$2,102
Class B Shares
Assuming no redemption of shares	$209	$654	$1,125	$2,236
Assuming complete redemption of shares at the end of the period	$709	$954	$1,325	$2,236
Class C Shares
Assuming no redemption of shares	$209	$654	$1,125	$2,428
Assuming complete redemption of shares at the end of the period	$309	$654	$1,125	$2,428
Class I Shares	$88	$274	$477	$1,061
Class R Shares	$159	$501	$867	$1,897

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

5

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $27 million and $5.4 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and

6

operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 9.58%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	21.81%
Worst:	4th quarter 2008:	-23.89%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index, which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (April 30, 2002)
Class A shares returns before taxes	18.13%	3.23%	7.30%
Class A shares returns after taxes on distributions	18.10%	2.79%	6.40%
Class A shares returns after taxes on distributions and sale of Fund shares	11.82%	2.68%	6.03%
Class B shares returns before taxes	19.36%	3.30%	7.22%
Class C shares returns before taxes	23.38%	3.65%	7.21%
Class I shares returns before taxes	25.77%	4.70%	8.31%
Class R shares returns before taxes	24.95%	4.16%	7.86%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	6.56%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Christian K. Stadlinger, Ph.D., CFA Co-manager. Service with the Fund since 2002.

Jarl Ginsberg, CFA Co-manager. Service with the Fund since 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares. There is no minimum initial investment for Class I or Class R shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds. Class R shares are available through eligible retirement plans and health savings accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

11

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Christian K. Stadlinger, Ph.D., CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Dr. Stadlinger was associated with the Fund’s previous investment adviser as an investment professional. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.

Jarl Ginsberg, CFA

Co-manager. Service with the Fund since 2003.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Ginsberg was associated with the Fund’s previous investment adviser as an investment professional. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
$12 billion and over	0.050%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

14

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.31%, 2.06%, 2.06%, 0.90% and 1.56% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

15

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

16

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Fund Closing

The Fund is closed to both new investors and new accounts. Shareholders who had an open and funded account with the Fund prior to May 2, 2008 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which invested in the Fund as of May 2, 2008, may continue to make additional investments. All retirement plans and a specified discretionary wrap program that have approved the Fund as an investment option at or prior to May 2, 2008, but which have not opened an account as of that date, may open an account and make purchases of Fund shares and add new accounts, provided that the retirement plan or the discretionary wrap program opens its accounts with the Fund prior to October 31, 2008.

17

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions. See Fund Closed above.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on
certain
investments
of between
$1 million
and $50
million
redeemed
within 18
months of
purchase,
charged as
follows:
1.00%
CDSC if
redeemed
within 12
months of
purchase,
and 0.50%
CDSC if
redeemed
more than
12, but less
than 18,
months of
					purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

19

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3
shares are
closed to new
investors.
Available
only to
qualified
employee
benefit plans,
trust
companies or
similar
institutions,
501(c)(3)
charitable
organizations,
non-qualified
deferred
compensation
plans whose
participants
are included
in a qualified
employee
benefit plan
described
above, 529
plans, and
health
savings
accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

20

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4
shares are
closed to new
investors.
Available
only to
qualified
employee
benefit plans,
trust
companies or
similar
institutions,
501(c)(3)
charitable
organizations,
certain
non-qualified
deferred
compensation
plans whose
participants
are included
in a qualified
employee
benefit plan
described
above, 529
plans, and
health
savings
accounts.(k)	none	none	none	none	none	0.25%(l)

21

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5
shares are
closed to new
investors.
Available
only to
qualified
employee
benefit plans,
trust
companies or
similar
institutions,
501(c)(3)
charitable
organizations,
certain
non-qualified
deferred
compensation
plans whose
participants
are included
in	none	none	none	none	none	none

22

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified
employee
benefit plan
described
above, 529
plans, health
savings
accounts and,
if approved
by the
Distributor,
institutional
or corporate
accounts
above a
threshold
established
by the
Distributor
(currently $1
million per
Fund or $10
million in all
Funds) and
bank trust
departments.(k)	none	none	none	none	none	none

23

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on
certain
investments
of between
$1 million
and $50
million
redeemed
within 18
months of
purchase,
charged as
follows:
1.00%
CDSC if
redeemed
within 12
months of
purchase,
and 0.50%
CDSC if
redeemed
more than
12, but less
than 18,
months of
					purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

24

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

25

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

27

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

28

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

29

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

30

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

31

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

32

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

34

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

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2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

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will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

55

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

56

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

57

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

58

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

59

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

61

Columbia Small Cap Value Fund II—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.05		$6.74	$12.21	$13.86	$14.12		$12.52
Income from Investment Operations:
Net investment income (loss)(c)	—	(d)	0.04	0.11	0.06	0.03		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		4.32	(5.47)	(1.21)	0.65		2.98
Total from investment operations	3.74		4.36	(5.36)	(1.15)	0.68		3.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)	(0.11)	(0.05)	(0.01)		(0.03)
From net realized gains	—		—	—	(0.45)	(0.93)		(1.39)
From return of capital	—		(0.01)	—	—	—		—
Total distributions to shareholders	(0.02)		(0.05)	(0.11)	(0.50)	(0.94)		(1.42)
Net Asset Value, End of Period	$14.77		$11.05	$6.74	$12.21	$13.86		$14.12
Total return(e)	33.89	%(f)	64.73%	(44.03)%	(8.74)%	5.49	%(g)	26.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.35%		1.32%	1.28%	1.26%	1.27	%(i)	1.23%
Waiver/Reimbursement	0.01%		—	—	—	—		—
Net investment income (loss)(h)	(0.01)%		0.44%	1.05%	0.46%	0.25	%(i)	0.33%
Portfolio turnover rate	60%		70%	56%	41%	61	%(g)	80%
Net assets, end of period (000s)	$565,730		$414,901	$235,871	$368,060	$118,549		$8,646

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Columbia Small Cap Value Fund II—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.61		$6.49	$11.74	$13.41	$13.76		$12.28
Income from Investment Operations:
Net investment income (loss)(c)	(0.09)		(0.03)	0.03	(0.04)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.58		4.15	(5.24)	(1.18)	0.64		2.90
Total from investment operations	3.49		4.12	(5.21)	(1.22)	0.58		2.85
Less Distributions to Shareholders:
From net investment income	—		—	(0.04)	—	—		—
From net realized gains	—		—	—	(0.45)	(0.93)		(1.37)
Total distributions to shareholders	—		—	(0.04)	(0.45)	(0.93)		(1.37)
Net Asset Value, End of Period	$14.10		$10.61	$6.49	$11.74	$13.41		$13.76
Total return(d)	32.89	%(e)	63.48%	(44.46)%	(9.49)%	4.82	%(f)	25.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(g)	2.10%		2.07%	2.03%	2.01%	2.02	%(h)	1.98%
Waiver/Reimbursement	0.01%		—	—	—	—		—
Net investment income (loss)(g)	(0.77)%		(0.29)%	0.29%	(0.28)%	(0.53	)%(h)	(0.43)%
Portfolio turnover rate	60%		70%	56%	41%	61	%(f)	80%
Net assets, end of period (000s)	$3,093		$3,031	$2,373	$5,248	$3,746		$2,158

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.

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Columbia Small Cap Value Fund II—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.60		$6.49	$11.73	$13.40	$13.75		$12.27
Income from Investment Operations:
Net investment income (loss)(c)	(0.09)		(0.02)	0.03	(0.04)	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.58		4.13	(5.23)	(1.18)	0.64		2.89
Total from investment operations	3.49		4.11	(5.20)	(1.22)	0.58		2.85
Less Distributions to Shareholders:
From net investment income	—		—	(0.04)	—	—		—
From net realized gains	—		—	—	(0.45)	(0.93)		(1.37)
Total distributions to shareholders	—		—	(0.04)	(0.45)	(0.93)		(1.37)
Net Asset Value, End of Period	$14.09		$10.60	$6.49	$11.73	$13.40		$13.75
Total return(d)	32.92	%(e)	63.33%	(44.41)%	(9.49)%	4.83	%(f)	25.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(g)	2.10%		2.07%	2.03%	2.01%	2.02	%(h)	1.98%
Waiver/Reimbursement	0.01%		—	—	—	—		—
Net investment income (loss)(g)	(0.77)%		(0.27)%	0.29%	(0.29)%	(0.49	)%(h)	(0.32)%
Portfolio turnover rate	60%		70%	56%	41%	61	% (f)	80%
Net assets, end of period (000s)	$23,321		$23,588	$22,159	$46,303	$17,032		$1,671

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.

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Columbia Small Cap Value Fund II—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$11.72
Income from Investment Operations:
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments and foreign currency	3.23
Total from investment operations	3.22
Less Distributions to Shareholders:
From net investment income	(0.07)
Net Asset Value, End of Period	$14.87
Total return(c)(d)	27.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	0.92%
Net investment loss(e)(f)	(0.12)%
Portfolio turnover rate(d)	60%
Net assets, end of period (000s)	$29,390

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.

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Columbia Small Cap Value Fund II—Class R Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.01		$6.72	$12.17	$13.83	$14.11		$12.93
Income from Investment Operations:
Net investment income (loss)(c)	(0.03)		0.02	0.09	0.03	—	(d)	—
Net realized and unrealized gain (loss) on investments and foreign currency	3.73		4.30	(5.45)	(1.22)	0.65		1.18
Total from investment operations	3.70		4.32	(5.36)	(1.19)	0.65		1.18
Less Distributions to Shareholders:
From net investment income	—		(0.03)	(0.09)	(0.02)	—		—
From net realized gains	—		—	—	(0.45)	(0.93)		—
From return of capital	—		— (d)	—	—	—		—
Total distributions to shareholders	—		(0.03)	(0.09)	(0.47)	(0.93)		—
Net Asset Value, End of Period	$14.71		$11.01	$6.72	$12.17	$13.83		$14.11
Total return(e)	33.61	%(f)	64.32%	(44.18)%	(9.03)%	5.22	%(g)	9.13	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(h)	1.60%		1.57%	1.53%	1.51%	1.52	%(i)	1.36	%(i)
Waiver/Reimbursement	0.01%		—	—	—	—		—
Net investment income (loss)(h)	(0.26)%		0.20%	0.82%	0.20%	(0.02	)%(i)	0.03	%(i)
Portfolio turnover rate	60%		70%	56%	41%	61	%(g)	80	%(g)
Net assets, end of period (000s)	$27,450		$22,755	$14,765	$13,851	$1,727		$11

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflects activity from that date.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Value Fund II—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.31%	-2.27	%(b)	$9,772.78	$700.75
2	10.25%	1.35%	1.29%		$10,129.49	$134.34
3	15.76%	1.35%	4.99%		$10,499.22	$139.24
4	21.55%	1.35%	8.82%		$10,882.44	$144.33
5	27.63%	1.35%	12.80%		$11,279.65	$149.59
6	34.01%	1.35%	16.91%		$11,691.35	$155.05
7	40.71%	1.35%	21.18%		$12,118.09	$160.71
8	47.75%	1.35%	25.60%		$12,560.40	$166.58
9	55.13%	1.35%	30.19%		$13,018.85	$172.66
10	62.89%	1.35%	34.94%		$13,494.04	$178.96
Total Gain After Fees and Expenses					$3,494.04
Total Annual Fees and Expenses Paid						$2,102.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Small Cap Value Fund II—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.06%	2.94%	$10,294.00	$209.03
2	10.25%	2.10%	5.93%	$10,592.53	$219.31
3	15.76%	2.10%	9.00%	$10,899.71	$225.67
4	21.55%	2.10%	12.16%	$11,215.80	$232.21
5	27.63%	2.10%	15.41%	$11,541.06	$238.95
6	34.01%	2.10%	18.76%	$11,875.75	$245.88
7	40.71%	2.10%	22.20%	$12,220.15	$253.01
8	47.75%	2.10%	25.75%	$12,574.53	$260.34
9	55.13%	1.35%	30.34%	$13,033.50	$172.85
10	62.89%	1.35%	35.09%	$13,509.22	$179.16
Total Gain After Fees and Expenses				$3,509.22
Total Annual Fees and Expenses Paid					$2,236.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Value Fund II—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.06%	2.94%	$10,294.00	$209.03
2	10.25%	2.10%	5.93%	$10,592.53	$219.31
3	15.76%	2.10%	9.00%	$10,899.71	$225.67
4	21.55%	2.10%	12.16%	$11,215.80	$232.21
5	27.63%	2.10%	15.41%	$11,541.06	$238.95
6	34.01%	2.10%	18.76%	$11,875.75	$245.88
7	40.71%	2.10%	22.20%	$12,220.15	$253.01
8	47.75%	2.10%	25.75%	$12,574.53	$260.34
9	55.13%	2.10%	29.39%	$12,939.19	$267.89
10	62.89%	2.10%	33.14%	$13,314.43	$275.66
Total Gain After Fees and Expenses				$3,314.43
Total Annual Fees and Expenses Paid					$2,427.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Small Cap Value Fund II—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.86%	4.14%	$10,414.00	$87.78
2	10.25%	0.86%	8.45%	$10,845.14	$91.41
3	15.76%	0.86%	12.94%	$11,294.13	$95.20
4	21.55%	0.86%	17.62%	$11,761.71	$99.14
5	27.63%	0.86%	22.49%	$12,248.64	$103.24
6	34.01%	0.86%	27.56%	$12,755.73	$107.52
7	40.71%	0.86%	32.84%	$13,283.82	$111.97
8	47.75%	0.86%	38.34%	$13,833.77	$116.61
9	55.13%	0.86%	44.06%	$14,406.49	$121.43
10	62.89%	0.86%	50.03%	$15,002.92	$126.46
Total Gain After Fees and Expenses				$5,002.92
Total Annual Fees and Expenses Paid					$1,060.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Value Fund II—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.56%	3.44%	$10,344.00	$158.68
2	10.25%	1.60%	6.96%	$10,695.70	$168.32
3	15.76%	1.60%	10.59%	$11,059.35	$174.04
4	21.55%	1.60%	14.35%	$11,435.37	$179.96
5	27.63%	1.60%	18.24%	$11,824.17	$186.08
6	34.01%	1.60%	22.26%	$12,226.19	$192.40
7	40.71%	1.60%	26.42%	$12,641.88	$198.94
8	47.75%	1.60%	30.72%	$13,071.71	$205.71
9	55.13%	1.60%	35.16%	$13,516.14	$212.70
10	62.89%	1.60%	39.76%	$13,975.69	$219.93
Total Gain After Fees and Expenses				$3,975.69
Total Annual Fees and Expenses Paid					$1,896.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia Small Cap Value Fund II

Class A, Class B, Class C, Class I and Class R Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1221-99 C (7/11)

Columbia Small Cap Value Fund II

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NSVAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Small Cap Value Fund II

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.82%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.28%
Total annual Fund operating expenses	1.10%
Fee waivers and/or reimbursements(c)	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.06% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$108	$346	$602	$1,337

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $27 million and $5.4 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and

5

operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 9.74%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	21.78%
Worst:	4th quarter 2008:	-23.81%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index, which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (April 30, 2002)
Class Z shares returns before taxes	25.64%	4.68%	8.30%
Class Z shares returns after taxes on distributions	25.57%	4.20%	7.35%
Class Z shares returns after taxes on distributions and sale of Fund shares	16.75%	3.92%	6.91%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	6.56%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Christian K. Stadlinger, Ph.D., CFA Co-manager. Service with the Fund since 2002.

Jarl Ginsberg, CFA Co-manager. Service with the Fund since 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Christian K. Stadlinger, Ph.D., CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Dr. Stadlinger was associated with the Fund’s previous investment adviser as an investment professional. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.

Jarl Ginsberg, CFA

Co-manager. Service with the Fund since 2003.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Ginsberg was associated with the Fund’s previous investment adviser as an investment professional. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.080%
$500 million to $1 billion	0.075%
$1 billion to $3 billion	0.070%
$3 billion to $12 billion	0.060%
$12 billion and over	0.050%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.06% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Fund Closing

The Fund is closed to both new investors and new accounts. Shareholders who had an open and funded account with the Fund prior to May 2, 2008 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which invested in the Fund as of May 2, 2008, may continue to make additional investments. All retirement plans and a specified discretionary wrap program that have approved the Fund as an investment option at or prior to May 2, 2008, but which have not opened an account as of that date, may open an account and make purchases of Fund shares and add new accounts, provided that the retirement plan or the discretionary wrap program opens its accounts with the Fund prior to October 31, 2008.

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Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions. See Fund Closed above.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

33

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund II—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Year	$11.11		$6.78	$12.29	$13.95	$14.21		$12.60
Income from Investment Operations:
Net investment income(c)	0.03		0.07	0.14	0.10	0.06		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.78		4.33	(5.51)	(1.23)	0.67		3.00
Total from investment operations	3.81		4.40	(5.37)	(1.13)	0.73		3.07
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.06)	(0.14)	(0.08)	(0.06)		(0.06)
From net realized gains	—		—	—	(0.45)	(0.93)		(1.40)
From return of capital	—		(0.01)	—	—	—		—
Total distributions to shareholders	(0.05)		(0.07)	(0.14)	(0.53)	(0.99)		(1.46)
Net Asset Value, End of Period	$14.87		$11.11	$6.78	$12.29	$13.95		$14.21
Total return(d)	34.31	%(e)	64.94%	(43.87)%	(8.55)%	5.77	%(f)	26.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(g)	1.10%		1.07%	1.03%	1.01%	1.02	%(h)	0.98%
Waiver/Reimbursement	0.01%		—	—	—	—		—
Net investment income(g)	0.23%		0.68%	1.33%	0.71%	0.47	%(h)	0.56%
Portfolio turnover rate	60%		70%	56%	41%	61	%(f)	80%
Net assets, end of period (000s)	$1,276,673		$951,951	$540,951	$654,658	$393,160		$238,856

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Cap Value Fund II—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.06%	3.94%	$10,394.00	$108.09
2	10.25%	1.10%	7.99%	$10,799.37	$116.56
3	15.76%	1.10%	12.21%	$11,220.54	$121.11
4	21.55%	1.10%	16.58%	$11,658.14	$125.83
5	27.63%	1.10%	21.13%	$12,112.81	$130.74
6	34.01%	1.10%	25.85%	$12,585.21	$135.84
7	40.71%	1.10%	30.76%	$13,076.03	$141.14
8	47.75%	1.10%	35.86%	$13,586.00	$146.64
9	55.13%	1.10%	41.16%	$14,115.85	$152.36
10	62.89%	1.10%	46.66%	$14,666.37	$158.30
Total Gain After Fees and Expenses				$4,666.37
Total Annual Fees and Expenses Paid					$1,336.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Small Cap Value Fund II

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1223-99 C (7/11)

Columbia Marsico Growth Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NMGIX
Class B Shares	NGIBX
Class C Shares	NMICX
Class I Shares	CMWIX
Class R Shares	CMWRX
Class W Shares	CMSWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Marsico Growth Fund

 Investment Objective

The Fund seeks long-term growth of capital.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

	Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A

3

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.21%	0.21%	0.21%
Total annual Fund operating expenses	1.32%	2.07%	2.07%
Fee waivers and/or reimbursements(e)	-0.03%	-0.03%	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%	2.04%	2.04%

	Class I Shares	Class R Shares	Class W Shares
Management fees	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.50%	0.25%
Other expenses(d)	0.03%	0.21%	0.21%
Total annual Fund operating expenses	0.89%	1.57%	1.32%
Fee waivers and/or reimbursements(e)	-0.02%	-0.03%	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%	1.54%	1.29%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(e)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.29%, 2.04%, 2.04%, 0.87%, 1.54% and 1.29% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

4

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$699	$966	$1,254	$2,071
Class B Shares
Assuming no redemption of shares	$207	$646	$1,111	$2,206
Assuming complete redemption of shares at the end of the period	$707	$946	$1,311	$2,206
Class C Shares
Assuming no redemption of shares	$207	$646	$1,111	$2,398
Assuming complete redemption of shares at the end of the period	$307	$646	$1,111	$2,398
Class I Shares	$89	$282	$491	$1,094
Class R Shares	$157	$493	$852	$1,865
Class W Shares	$131	$415	$721	$1,588

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

5

 Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

6

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

7

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund’s Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 5.26%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	15.92%
Worst:	4th quarter 2008:	-22.85%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class A shares returns before taxes	12.56%	0.51%	0.92%
Class A shares returns after taxes on distributions	12.56%	0.49%	0.91%
Class A shares returns after taxes on distributions and sale of Fund shares	8.17%	0.43%	0.79%
Class B shares returns before taxes	13.53%	0.55%	0.76%
Class C shares returns before taxes	17.57%	0.95%	0.76%
Class I shares returns before taxes	19.78%	1.97%	1.77%
Class R shares returns before taxes	19.14%	1.42%	1.38%
Class W shares returns before taxes	19.44%	1.71%	1.52%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Managers

Columbia Management Investment Advisers, LLC	Thomas F. Marsico Co-manager. Service with the Fund since 1997.

Investment Subadviser
Marsico Capital Management, LLC	A. Douglas Rao Co-manager. Service with the Fund since 2010.

Coralie Witter, CFA Co-manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares and $500 for Class W shares. There is no minimum initial investment for Class I or Class R shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds. Class R shares are available through eligible retirement plans and health savings accounts. Class W shares are available to qualifying discretionary managed accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.64% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

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of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 30 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager of Marsico. Associated with Marsico or its predecessors as an investment professional since 2005 and has over 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has over 15 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.29%, 2.04%, 2.04%, 0.87%, 1.54% and 1.29% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase( i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

23

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

25

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

27

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

28

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

29

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

30

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

31

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

32

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

34

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

35

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

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2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

43

from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

47

compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

54

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

55

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

57

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

58

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

59

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Marsico Growth Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009(a)(b)		Period Ended February 29, 2008(a)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$16.75		$11.30		$20.26		$20.22		$19.53		$17.04
Income from Investment Operations:
Net investment income (loss)(e)	(0.01)		0.03		0.06		0.06		—	(f)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	4.45		5.50		(9.01)		(0.01)		0.69		2.52
Total from investment operations	4.44		5.53		(8.95)		0.05		0.69		2.49
Less Distributions to Shareholders:
From net investment income	—		(0.08)		(0.01)		(0.01)		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—
Net Asset Value, End of Period	$21.19		$16.75		$11.30		$20.26		$20.22		$19.53
Total return(g)	26.51%		49.09	%(h)	(44.21	)%(h)	0.24	%(h)(i)	3.53	%(h)	14.61	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.30	%(j)	1.28	%(j)	1.24	%(j)	1.20	%(j)(k)	1.22	%(j)	1.21%
Interest expense	—	%(l)	—	%(l)	—		—		—		—
Net expenses	1.30	%(j)	1.28	%(j)	1.24	%(j)	1.20	%(j)(k)	1.22	%(j)	1.21%
Waiver/Reimbursement	—		—	%(l)	0.02%		0.01	%(k)	0.01%		0.06	%(m)
Net investment income (loss)	(0.05	)%(j)	0.23	%(j)	0.36	%(j)	0.29	%(j)(k)	0.01	%(j)	(0.15)%
Portfolio turnover rate	67%		69%		21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		54	%(i)	58	%(i)	42%		62%
Net assets, end of period (000s)	$1,021,724		$1,569,860		$1,383,438		$3,024,016		$2,864,153		$1,956,822

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.
(b)	Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.
(c)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(d)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on November 10, 2008.

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Columbia Marsico Growth Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009(a)(b)		Period Ended February 29, 2008(a)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$15.38		$10.42		$18.83		$18.92		$18.40		$16.18
Income from Investment Operations:
Net investment loss(e)	(0.13)		(0.07)		(0.06)		(0.09)		(0.13)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	4.06		5.07		(8.35)		—	(f)	0.65		2.37
Total from investment operations	3.93		5.00		(8.41)		(0.09)		0.52		2.22
Less Distributions to Shareholders:
From net investment income	—		(0.04)		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—
Net Asset Value, End of Period	$19.31		$15.38		$10.42		$18.83		$18.92		$18.40
Total return(g)	25.55%		48.10	%(h)	(44.66	)%(h)	(0.48	)%(h)(i)	2.83	%(h)	13.72	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.05	%(j)	2.03	%(j)	1.99	%(j)	1.95	%(j)(k)	1.97	%(j)	1.96%
Interest expense	—	%(l)	—	%(l)	—		—		—		—
Net expenses	2.05	%(j)	2.03	%(j)	1.99	%(j)	1.95	%(j)(k)	1.97	%(j)	1.96%
Waiver/Reimbursement	—		—	%(l)	0.02%		0.01	%(k)	0.01%		0.06	%(m)
Net investment loss	(0.78	)%(j)	(0.52	)%(j)	(0.39	)%(j)	(0.46	)%(j)(k)	(0.71	)%(j)	(0.85)%
Portfolio turnover rate	67%		69%		21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		54	% (i)	58	% (i)	42%		62%
Net assets, end of period (000s)	$41,675		$47,847		$44,407		$118,307		$156,923		$198,749

64

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.
(b)	Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.
(c)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(d)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on November 10, 2008.

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Columbia Marsico Growth Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009(a)(b)		Period Ended February 29, 2008(a)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$15.40		$10.44		$18.86		$18.94		$18.43		$16.20
Income from Investment Operations:
Net investment loss(e)	(0.13)		(0.07)		(0.06)		(0.08)		(0.13)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	4.07		5.07		(8.36)		—	(f)	0.64		2.38
Total from investment operations	3.94		5.00		(8.42)		(0.08)		0.51		2.23
Less Distributions to Shareholders:
From net investment income	—		(0.04)		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—
Net Asset Value, End of Period	$19.34		$15.40		$10.44		$18.86		$18.94		$18.43
Total return(g)	25.58%		48.00	%(h)	(44.64	)%(h)	(0.42	)%(h)(i)	2.77	%(h)	13.77	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.05	%(j)	2.03	%(j)	1.99	%(j)	1.95	%(j)(k)	1.97	%(j)	1.96%
Interest expense	—	%(l)	—	%(l)	—		—		—		—
Net expenses	2.05	%(j)	2.03	%(j)	1.99	%(j)	1.95	%(j)(k)	1.97	%(j)	1.96%
Waiver/Reimbursement	—		—	%(l)	0.02%		0.01	%(k)	0.01%		0.06	%(m)
Net investment loss	(0.78	)%(j)	(0.52	)%(j)	(0.39	)%(j)	(0.46	)%(j)(k)	(0.74	)%(j)	(0.89)%
Portfolio turnover rate	67%		69%		21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		54	%(i)	58	%(i)	42%		62%
Net assets, end of period (000s)	$390,384		$399,082		$384,025		$891,076		$832,852		$679,735

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.
(b)	Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.
(c)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(d)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on November 10, 2008.

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Columbia Marsico Growth Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$18.29
Income from Investment Operations:
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency	3.29
Total from investment operations	3.30
Less Distributions to Shareholders:
From net investment income	(0.04)
Net Asset Value, End of Period	$21.55
Total return(c)(d)	18.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)(f )	0.88%
Interest expense(f)(g)	—%
Net expenses(e)(f)	0.88%
Net investment income(e)(f)	0.06%
Portfolio turnover rate(d)	67%
Net assets, end of period (000s)	$11,201

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested .
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.

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Columbia Marsico Growth Fund—Class R Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009(a)(b)		Period Ended February 29, 2008(a)(c)		Year Ended March 31, 2007(a)		Period Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$16.60		$11.20		$20.13		$20.14		$19.49		$18.89
Income from Investment Operations:
Net investment income (loss)(e)	(0.05)		—	(f)	0.02		0.01		(0.08)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	4.39		5.45		(8.95)		(0.02)		0.73		0.61
Total from investment operations	4.34		5.45		(8.93)		(0.01)		0.65		0.60
Less Distributions to Shareholders:
From net investment income	—		(0.05)		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—
Net Asset Value, End of Period	$20.94		$16.60		$11.20		$20.13		$20.14		$19.49
Total return(g)	26.14%		48.79	%(h)	(44.36	)%(h)	(0.05	)%(h)(i)	3.34	%(h)	3.18	%(h)(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.55	%(j)	1.53	%(j)	1.49	%(j)	1.45	%(j)(k)	1.47	%(j)	1.54	%(k)
Interest expense	—	%(l)	—	%(l)	—		—		—		—
Net expenses	1.55	%(j)	1.53	%(j)	1.49	%(j)	1.45	%(j)(k)	1.47	%(j)	1.54	%(k)
Waiver/Reimbursement	—		—	%(l)	0.02%		0.01	%(k)	0.01%		0.07	%(k)(m)
Net investment income (loss)	(0.27	)%(j)	(0.02	)%(j)	0.15	%(j)	0.06	%(j)(k)	(0.42	)%(j)	(0.35	)%(k)
Portfolio turnover rate	67%		69%		21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		54	%(i)	58	%(i)	42%		62	%(i)
Net assets, end of period (000s)	$20,548		$14,848		$9,941		$11,860		$3,669		$10

69

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.
(b)	Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.
(c)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(d)	Class R shares commenced operations on January 23, 2006.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on November 10, 2008.

70

Columbia Marsico Growth Fund—Class W Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$17.98
Income from Investment Operations:
Net investment income(b)	0.01
Net realized and unrealized gain on investments and foreign currency	3.21
Total from investment operations	3.22
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$21.20
Total return(c)(d)	17.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)(f)	1.28%
Interest expense(f)(g)	—%
Net expenses(e)(f)	1.28%
Net investment income(e)(f)	0.17%
Portfolio turnover rate(d)	67%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.

71

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Growth Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	-2.25	%(b)	$9,774.67	$698.84
2	10.25%	1.32%	1.34%		$10,134.38	$131.40
3	15.76%	1.32%	5.07%		$10,507.32	$136.24
4	21.55%	1.32%	8.94%		$10,893.99	$141.25
5	27.63%	1.32%	12.95%		$11,294.89	$146.45
6	34.01%	1.32%	17.11%		$11,710.54	$151.84
7	40.71%	1.32%	21.41%		$12,141.49	$157.42
8	47.75%	1.32%	25.88%		$12,588.30	$163.22
9	55.13%	1.32%	30.52%		$13,051.54	$169.22
10	62.89%	1.32%	35.32%		$13,531.84	$175.45
Total Gain After Fees and Expenses					$3,531.84
Total Annual Fees and Expenses Paid						$2,071.33

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

72

Columbia Marsico Growth Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.07%	5.98%	$10,597.67	$216.25
3	15.76%	2.07%	9.08%	$10,908.18	$222.59
4	21.55%	2.07%	12.28%	$11,227.79	$229.11
5	27.63%	2.07%	15.57%	$11,556.77	$235.82
6	34.01%	2.07%	18.95%	$11,895.38	$242.73
7	40.71%	2.07%	22.44%	$12,243.92	$249.84
8	47.75%	2.07%	26.03%	$12,602.66	$257.16
9	55.13%	1.32%	30.66%	$13,066.44	$169.42
10	62.89%	1.32%	35.47%	$13,547.29	$175.65
Total Gain After Fees and Expenses				$3,547.29
Total Annual Fees and Expenses Paid					$2,205.59

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Growth Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.07%	5.98%	$10,597.67	$216.25
3	15.76%	2.07%	9.08%	$10,908.18	$222.59
4	21.55%	2.07%	12.28%	$11,227.79	$229.11
5	27.63%	2.07%	15.57%	$11,556.77	$235.82
6	34.01%	2.07%	18.95%	$11,895.38	$242.73
7	40.71%	2.07%	22.44%	$12,243.92	$249.84
8	47.75%	2.07%	26.03%	$12,602.66	$257.16
9	55.13%	2.07%	29.72%	$12,971.92	$264.70
10	62.89%	2.07%	33.52%	$13,352.00	$272.45
Total Gain After Fees and Expenses				$3,352.00
Total Annual Fees and Expenses Paid					$2,397.67

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

73

Columbia Marsico Growth Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.87%	4.13%	$10,413.00	$88.80
2	10.25%	0.89%	8.41%	$10,840.97	$94.58
3	15.76%	0.89%	12.87%	$11,286.54	$98.47
4	21.55%	0.89%	17.50%	$11,750.42	$102.51
5	27.63%	0.89%	22.33%	$12,233.36	$106.73
6	34.01%	0.89%	27.36%	$12,736.15	$111.11
7	40.71%	0.89%	32.60%	$13,259.60	$115.68
8	47.75%	0.89%	38.05%	$13,804.57	$120.44
9	55.13%	0.89%	43.72%	$14,371.94	$125.39
10	62.89%	0.89%	49.63%	$14,962.63	$130.54
Total Gain After Fees and Expenses				$4,962.63
Total Annual Fees and Expenses Paid					$1,094.25

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Growth Fund—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.57%	7.01%	$10,700.87	$165.22
3	15.76%	1.57%	10.68%	$11,067.91	$170.88
4	21.55%	1.57%	14.48%	$11,447.54	$176.75
5	27.63%	1.57%	18.40%	$11,840.19	$182.81
6	34.01%	1.57%	22.46%	$12,246.31	$189.08
7	40.71%	1.57%	26.66%	$12,666.35	$195.56
8	47.75%	1.57%	31.01%	$13,100.81	$202.27
9	55.13%	1.57%	35.50%	$13,550.17	$209.21
10	62.89%	1.57%	40.15%	$14,014.94	$216.39
Total Gain After Fees and Expenses				$4,014.94
Total Annual Fees and Expenses Paid					$1,864.83

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

74

Columbia Marsico Growth Fund—Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	3.71%	$10,371.00	$131.39
2	10.25%	1.32%	7.53%	$10,752.65	$139.42
3	15.76%	1.32%	11.48%	$11,148.35	$144.55
4	21.55%	1.32%	15.59%	$11,558.61	$149.87
5	27.63%	1.32%	19.84%	$11,983.97	$155.38
6	34.01%	1.32%	24.25%	$12,424.98	$161.10
7	40.71%	1.32%	28.82%	$12,882.22	$167.03
8	47.75%	1.32%	33.56%	$13,356.28	$173.17
9	55.13%	1.32%	38.48%	$13,847.79	$179.55
10	62.89%	1.32%	43.57%	$14,357.39	$186.15
Total Gain After Fees and Expenses				$4,357.39
Total Annual Fees and Expenses Paid					$1,587.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

75

Columbia Marsico Growth Fund

Class A, Class B, Class C, Class I, Class R and Class W Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1246-99 A (7/11)

Columbia Marsico Growth Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NGIPX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

 Investment Objective

 Fees and Expenses of the Fund

 Principal Investment Strategies

 Principal Risks

 Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Marsico Growth Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.21%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(b)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.04% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$106	$337	$587	$1,303

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

5

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 5.36%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	15.95%
Worst:	4th quarter 2008:	-22.78%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Z shares returns before taxes	19.74%	1.96%	1.77%
Class Z shares returns after taxes on distributions	19.73%	1.91%	1.74%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.84%	1.67%	1.51%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Managers

Columbia Management Investment Advisers, LLC	Thomas F. Marsico
Co-manager. Service with the Fund since 1997.

Investment Subadviser

A. Douglas Rao
Marsico Capital Management, LLC	Co-manager. Service with the Fund since 2010.

Coralie Witter, CFA
Co-manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.64% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

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of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 30 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager of Marsico. Associated with Marsico or its predecessors as an investment professional since 2005 and has over 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has over 15 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.04% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

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For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

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Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

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If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

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For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

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For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

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A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Growth Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009 (a)(b)		Period Ended February 29, 2008(a)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$17.02		$11.47		$20.63		$20.58		$19.82		$17.25
Income from Investment Operations:
Net investment income(e)	0.04		0.07		0.11		0.11		0.05		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	4.52		5.60		(9.17)		(0.01)		0.71		2.55
Total from investment operations	4.56		5.67		(9.06)		0.10		0.76		2.57
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.12)		(0.10)		(0.05)		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—
Net Asset Value, End of Period	$21.57		$17.02		$11.47		$20.63		$20.58		$19.82
Total return(g)	26.81%		49.55	%(h)	(44.09	)%(h)	0.46	%(h)(i)	3.83	%(h)	14.90	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.05	%(j)	1.03	%(j)	0.99	%(j)	0.95	%(j)(k)	0.97	%(j)	0.96%
Interest expense	—	%(l)	—	%(l)	—		—		—		—
Net expenses	1.05	%(j)	1.03	%(j)	0.99	%(j)	0.95	%(j)(k)	0.97	%(j)	0.96%
Waiver/Reimbursement	—		—	%(l)	0.02%		0.01	%(k)	0.01%		0.06	%(m)
Net investment income	0.24	%(j)	0.48	%(j)	0.63	%(j)	0.54	%(j)(k)	0.25	%(j)	0.11%
Portfolio turnover rate	67%		69%		21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		—		54	%(i)	58	%(i)	42%		62%
Net assets, end of period (000s)	$2,063,751		$1,676,013		$1,329,782		$2,335,800		$2,044,397		$1,446,667

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.
(b)	Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.
(c)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(d)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on November 10, 2008.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Marsico Growth Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.07%	8.05%	$10,804.56	$113.42
3	15.76%	1.07%	12.29%	$11,229.18	$117.88
4	21.55%	1.07%	16.70%	$11,670.49	$122.51
5	27.63%	1.07%	21.29%	$12,129.14	$127.33
6	34.01%	1.07%	26.06%	$12,605.81	$132.33
7	40.71%	1.07%	31.01%	$13,101.22	$137.53
8	47.75%	1.07%	36.16%	$13,616.10	$142.94
9	55.13%	1.07%	41.51%	$14,151.21	$148.56
10	62.89%	1.07%	47.07%	$14,707.36	$154.39
Total Gain After Fees and Expenses				$4,707.36
Total Annual Fees and Expenses Paid					$1,302.95
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Marsico Growth Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1248-99 A (7/11)

Columbia Large Cap Core Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NSGAX
Class B Shares	NSIBX
Class C Shares	NSGCX
Class I Shares	CLPIX
Class W Shares	CLCWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

	Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.21%	0.21%	0.21%
Total annual Fund operating expenses	1.20%	1.95%	1.95%
Fee waivers and/or reimbursements(e)	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%	1.91%	1.91%

	Class I Shares	Class W Shares
Management fees	0.74%	0.74%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.25%
Other expenses(d)	0.03%	0.21%
Total annual Fund operating expenses	0.77%	1.20%
Fee waivers and/or reimbursements(e)	0.00%	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.77%	1.16%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(e)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.16%, 1.91%, 1.91%, 0.81%, and 1.16% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$686	$930	$1,193	$1,943
Class B Shares
Assuming no redemption of shares	$194	$608	$1,048	$2,077
Assuming complete redemption of shares at the end of the period	$694	$908	$1,248	$2,077
Class C Shares
Assuming no redemption of shares	$194	$608	$1,048	$2,272
Assuming complete redemption of shares at the end of the period	$294	$608	$1,048	$2,272
Class I Shares	$79	$246	$428	$954
Class W Shares	$118	$377	$656	$1,451

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase (between $1.7 billion and $413.9 billion as of May 31, 2011). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

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Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

•

Investing in Other Funds Risk – The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, this could result in the Adviser having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund. There are also circumstances in which the Adviser’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

•

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as

7

the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund’s Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 4.63%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	14.67%
Worst:	4th quarter 2008:	-20.25%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class A shares returns before taxes	7.22%	1.59%	-0.01%
Class A shares returns after taxes on distributions	7.15%	1.25%	-0.24%
Class A shares returns after taxes on distributions and sale of Fund shares	4.79%	1.34%	-0.05%
Class B shares returns before taxes	7.85%	1.64%	-0.20%
Class C shares returns before taxes	11.85%	2.02%	-0.20%
Class I shares returns before taxes	14.13%	3.07%	0.82%
Class W shares returns before taxes	13.68%	2.78%	0.57%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Peter Santoro, CFA Lead manager. Service with the Fund since 2004.

Craig Leopold, CFA Co-manager. Service with the Fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A, Class B and Class C shares and $500 for Class W shares. There is no minimum initial investment for Class I shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds. Class W shares are available to qualifying discretionary managed accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.57% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Peter Santoro, CFA

Lead manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Santoro was associated with the Fund’s previous investment adviser as an investment professional. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.

Craig Leopold, CFA

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Leopold was associated with the Fund’s previous investment adviser as an investment professional. Mr. Leopold began his investment career in 1989 and earned a B.B.A. from Adelphi University and an M.B.A. from Fordham University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.16%, 1.91%, 1.91%, 0.81% and 1.16% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I and Class W shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

17

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

23

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

24

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

25

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

26

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

27

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

28

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

29

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

30

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

31

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

32

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

33

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge– Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

39

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

40

(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class—Class A Shares—Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non- qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

55

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

56

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Large Cap Core Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c )		Year Ended March 31, 2007(a )		Year Ended March 31, 2006(a)(d )
Net Asset Value, Beginning of Period	$11.48		$7.95		$13.66		$14.86		$13.35		$12.00
Income from Investment Operations:
Net investment income(e)	0.05		0.08		0.13		0.11		0.14		0.11
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.26		3.57		(5.49)		(0.41)		1.46		1.35
Total from investment operations	2.31		3.65		(5.36)		(0.30)		1.60		1.46
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.12)		(0.10)		(0.14)		(0.09)		(0.11)
From net realized gains	—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	(0.06)		(0.12)		(0.35)		(0.90)		(0.09)		(0.11)
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$13.73		$11.48		$7.95		$13.66		$14.86		$13.35
Total return(g)	20.16%		45.99	%(h)	(40.12	)%(h)	(2.69	)%(i)	12.00%		12.19	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.20	%(j)	1.18	%(j)	1.15	%(j)	1.07	%(j)(k)	1.05	%(j)	1.03%
Interest expense	—	%(l)	—	%(l)	—	%(l)	—	%(k)(l)	—	%(l)	—
Net expenses	1.20	%(j)	1.18	%(j)	1.15	%(j)	1.07	%(j)(k)	1.05	%(j)	1.03%
Waiver/Reimbursement	—		—	%(l)	—	%(l)	—		—		0.06	%(m)
Net investment income	0.38	%(j)	0.78	%(j)	1.10	%(j)	0.81	%(j)(k)	0.98	%(j)	0.86%
Portfolio turnover rate	171%		165%		156%		—	%(i)(l)(n)	—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%
Net assets, end of period (000s)	$130,039		$131,652		$95,714		$172,569		$194,203		$201,359

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% .
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Large Cap Core Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c )		Year Ended March 31, 2007(a )		Year Ended March 31, 2006(a)(d )
Net Asset Value, Beginning of Period	$11.11		$7.71		$13.23		$14.39		$12.95		$11.65
Income from Investment Operations:
Net investment income (loss)(e)	(0.04)		—	(f)	0.03		—	(f)	0.03		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.18		3.44		(5.28)		(0.40)		1.41		1.31
Total from investment operations	2.14		3.44		(5.25)		(0.40)		1.44		1.32
Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.02)		—	(f)	—		(0.02)
From net realized gains	—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	—		(0.04)		(0.27)		(0.76)		—		(0.02)
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$13.25		$11.11		$7.71		$13.23		$14.39		$12.95
Total return(g)	19.26%		44.74	%(h)	(40.51	)%(h)	(3.34	)%(i)	11.12%		11.33	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(k)(j)	1.80	%(j)	1.78%
Interest expense	—	%(l)	—	%(l)	—	%(l)	—	%(k)(l)	—	%(l)	—
Net expenses	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(j)(k)	1.80	%(j)	1.78%
Waiver/Reimbursement	—		—	%(l)	—	%(l)	—		—		0.06	%(m)
Net investment income (loss)	(0.36	)%(j)	0.04	%(j)	0.28	%(j)	0.03	%(j)(k)	0.21	%(j)	0.11%
Portfolio turnover rate	171%		165%		156%		—	%(i)(l)(n)	—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%
Net assets, end of period (000s)	$1,653		$2,696		$3,300		$13,247		$25,523		$31,542

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Large Cap Core Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$11.11		$7.70		$13.23		$14.39		$12.94		$11.64
Income from Investment Operations:
Net investment income (loss)(e)	(0.04)		—	(f)	0.04		0.01		0.03		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.18		3.45		(5.30)		(0.41)		1.42		1.31
Total from investment operations	2.14		3.45		(5.26)		(0.40)		1.45		1.32
Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.02)		—	(f)	—		(0.02)
From net realized gains	—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	—		(0.04)		(0.27)		(0.76)		—		(0.02)
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$13.25		$11.11		$7.70		$13.23		$14.39		$12.94
Total return(g)	19.26%		44.93	%(h)	(40.58	)%(h)	(3.34	)%(i)	11.21%		11.34	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(j)(k)	1.80	%(j)	1.78%
Interest expense	—	%(l)	—	%(l)	—	%(l)	—	%(k)(l)	—	%(l)	—
Net expenses	1.95	%(j)	1.93	%(j)	1.90	%(j)	1.82	%(j)(k)	1.80	%(j)	1.78%
Waiver/Reimbursement	—		—	%(l)	—	%(l)	—		—		0.06	%(m)
Net investment income (loss)	(0.36	)%(j)	0.03	%(j)	0.39	%(j)	0.04	%(j)(k)	0.21	%(j)	0.11%
Portfolio turnover rate	171%		165%		156%		—	%(i)(l)(n)	—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%
Net assets, end of period (000s)	$2,612		$2,449		$1,559		$2,168		$11,413		$14,026

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% .
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Large Cap Core Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$11.78
Income from Investment Operations:
Net investment income(b)	0.04
Net realized and unrealized gain on investments and foreign currency	1.96
Total from investment operations	2.00
Less Distributions to Shareholders:
From net investment income	(0.09)
Net Asset Value, End of Period	$13.69
Total return(c)(d)	16.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)(f)	0.79%
Interest expense(f)(g)	—%
Net expenses(e)(f)	0.79%
Net investment income(e)(f)	0.64%
Portfolio turnover rate(c)	171%
Net assets, end of period (000s)	$135,677

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Not annualized.
(d)	Total Return at net asset value assuming all distributions reinvested.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.

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Columbia Large Cap Core Fund—Class W Shares

Period Ended February 28, 2011(a )
Net Asset Value, Beginning of Period	$11.80
Income from Investment Operations:
Net investment income(b)	0.03
Net realized and unrealized gain on investments and foreign currency	1.95
Total from investment operations	1.98
Less Distributions to Shareholders:
From net investment income	(0.05)
Net Asset Value, End of Period	$13.73
Total Return(c)(d)	16.77%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)(f)	1.16%
Interest expense(f)(g)	—%
Net expenses(e)(f)	1.16%
Net investment income(e)(f)	0.50%
Portfolio turnover rate(d)	171%
Net assets, end of period (000s)	$3

(a)	Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Core Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	-2.13	%(b)	$9,786.92	$686.43
2	10.25%	1.20%	1.59%		$10,158.82	$119.67
3	15.76%	1.20%	5.45%		$10,544.86	$124.22
4	21.55%	1.20%	9.46%		$10,945.56	$128.94
5	27.63%	1.20%	13.61%		$11,361.49	$133.84
6	34.01%	1.20%	17.93%		$11,793.23	$138.93
7	40.71%	1.20%	22.41%		$12,241.37	$144.21
8	47.75%	1.20%	27.07%		$12,706.55	$149.69
9	55.13%	1.20%	31.89%		$13,189.39	$155.38
10	62.89%	1.20%	36.91%		$13,690.59	$161.28
Total Gain After Fees and Expenses					$3,690.59
Total Annual Fees and Expenses Paid						$1,942.59

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Large Cap Core Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.91%	3.09%	$10,309.00	$193.95
2	10.25%	1.95%	6.23%	$10,623.42	$204.09
3	15.76%	1.95%	9.47%	$10,947.44	$210.32
4	21.55%	1.95%	12.81%	$11,281.34	$216.73
5	27.63%	1.95%	16.25%	$11,625.42	$223.34
6	34.01%	1.95%	19.80%	$11,979.99	$230.15
7	40.71%	1.95%	23.45%	$12,345.38	$237.17
8	47.75%	1.95%	27.22%	$12,721.92	$244.41
9	55.13%	1.20%	32.05%	$13,205.35	$155.56
10	62.89%	1.20%	37.07%	$13,707.15	$161.48
Total Gain After Fees and Expenses				$3,707.15
Total Annual Fees and Expenses Paid					$2,077.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Core Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.91%	3.09%	$10,309.00	$193.95
2	10.25%	1.95%	6.23%	$10,623.42	$204.09
3	15.76%	1.95%	9.47%	$10,947.44	$210.32
4	21.55%	1.95%	12.81%	$11,281.34	$216.73
5	27.63%	1.95%	16.25%	$11,625.42	$223.34
6	34.01%	1.95%	19.80%	$11,979.99	$230.15
7	40.71%	1.95%	23.45%	$12,345.38	$237.17
8	47.75%	1.95%	27.22%	$12,721.92	$244.41
9	55.13%	1.95%	31.10%	$13,109.93	$251.86
10	62.89%	1.95%	35.10%	$13,509.79	$259.54
Total Gain After Fees and Expenses				$3,509.79
Total Annual Fees and Expenses Paid					$2,271.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

72

Columbia Large Cap Core Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.77%	4.23%	$10,423.00	$78.63
2	10.25%	0.77%	8.64%	$10,863.89	$81.95
3	15.76%	0.77%	13.23%	$11,323.44	$85.42
4	21.55%	0.77%	18.02%	$11,802.42	$89.03
5	27.63%	0.77%	23.02%	$12,301.66	$92.80
6	34.01%	0.77%	28.22%	$12,822.02	$96.73
7	40.71%	0.77%	33.64%	$13,364.39	$100.82
8	47.75%	0.77%	39.30%	$13,929.70	$105.08
9	55.13%	0.77%	45.19%	$14,518.93	$109.53
10	62.89%	0.77%	51.33%	$15,133.08	$114.16
Total Gain After Fees and Expenses				$5,133.08
Total Annual Fees and Expenses Paid					$954.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Core Fund—Class W Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	3.84%	$10,384.00	$118.23
2	10.25%	1.20%	7.79%	$10,778.59	$126.98
3	15.76%	1.20%	11.88%	$11,188.18	$131.80
4	21.55%	1.20%	16.13%	$11,613.33	$136.81
5	27.63%	1.20%	20.55%	$12,054.64	$142.01
6	34.01%	1.20%	25.13%	$12,512.71	$147.40
7	40.71%	1.20%	29.88%	$12,988.20	$153.01
8	47.75%	1.20%	34.82%	$13,481.75	$158.82
9	55.13%	1.20%	39.94%	$13,994.05	$164.85
10	62.89%	1.20%	45.26%	$14,525.83	$171.12
Total Gain After Fees and Expenses				$4,525.83
Total Annual Fees and Expenses Paid					$1,451.03

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

73

Columbia Large Cap Core Fund

Class A, Class B, Class C, Class I and Class W Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1236-99 C (7/11)

Columbia Large Cap Core Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NSEPX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Core Fund

 Investment Objective

The Fund seeks long-term capital appreciation.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.21%
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements(b)	-0.04%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.91%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.91% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$93	$299	$522	$1,163

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase (between $1.7 billion and $413.9 billion as of May 31, 2011). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

5

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

•

Investing in Other Funds Risk – The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, this could result in the Adviser having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund. There are also circumstances in which the Adviser’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

•

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as

6

the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

7

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 4.65%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	14.76%
Worst:	4th quarter 2008:	-20.22%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Z shares returns before taxes	13.99%	3.05%	0.80%
Class Z shares returns after taxes on distributions	13.87%	2.65%	0.52%
Class Z shares returns after taxes on distributions and sale of Fund shares	9.24%	2.59%	0.63%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Peter Santoro, CFA Lead manager. Service with the Fund since 2004.

Craig Leopold, CFA Co-manager. Service with the Fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

11

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.57% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Peter Santoro, CFA

Lead manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Santoro was associated with the Fund’s previous investment adviser as an investment professional. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.

Craig Leopold, CFA

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Leopold was associated with the Fund’s previous investment adviser as an investment professional. Mr. Leopold began his investment career in 1989 and earned a B.B.A. from Adelphi University and an M.B.A. from Fordham University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.91% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

29

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

33

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Core Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$11.45		$7.93		$13.66		$14.88		$13.39		$12.03
Income from Investment Operations:
Net investment income(e)	0.08		0.11		0.16		0.15		0.17		0.14
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.25		3.55		(5.48)		(0.41)		1.47		1.36
Total from investment operations	2.33		3.66		(5.32)		(0.26)		1.64		1.50
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.14)		(0.16)		(0.20)		(0.15)		(0.14)
From net realized gains	—		—		(0.25)		(0.76)		—		—
Total distributions to shareholders	(0.09)		(0.14)		(0.41)		(0.96)		(0.15)		(0.14)
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$13.69		$11.45		$7.93		$13.66		$14.88		$13.39
Total return(g)	20.40%		46.30	%(h)	(39.95	)%(h)	(2.43	)%(i)	12.28%		12.50	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.95	%(j)	0.93	%(j)	0.90	%(j)	0.82	%(j)(k)	0.80	%(j)	0.78%
Interest expense	—	%(l)	—	%(l)	—	%(l)	—	%(k)(l)	—	%(l)	—
Net expenses	0.95	%(j)	0.93	%(j)	0.90	%(j)	0.82	%(j)(k)	0.80	%(j)	0.78%
Waiver/Reimbursement	—		—	%(l)	—	%(l)	—		—		0.06	%(m)
Net investment income	0.64	%(j)	1.03	%(j)	1.35	%(j)	1.06	%(j)(k)	1.23	%(j)	1.11%
Portfolio turnover rate	171%		165%		156%		—	%(i)(l)(n)	—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%
Net assets, end of period (000s)	$974,320		$988,640		$712,304		$1,285,598		$1,466,653		$1,347,623

35

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Core Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.95%	8.31%	$10,830.56	$100.89
3	15.76%	0.95%	12.69%	$11,269.20	$104.97
4	21.55%	0.95%	17.26%	$11,725.61	$109.23
5	27.63%	0.95%	22.00%	$12,200.49	$113.65
6	34.01%	0.95%	26.95%	$12,694.61	$118.25
7	40.71%	0.95%	32.09%	$13,208.74	$123.04
8	47.75%	0.95%	37.44%	$13,743.70	$128.02
9	55.13%	0.95%	43.00%	$14,300.32	$133.21
10	62.89%	0.95%	48.79%	$14,879.48	$138.60
Total Gain After Fees and Expenses				$4,879.48
Total Annual Fees and Expenses Paid					$1,162.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Large Cap Core Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1238-99 C (7/11)

Columbia Marsico Focused Equities Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NFEAX
Class B Shares	NFEBX
Class C Shares	NFECX
Class I Shares	CMRIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

 Investment Objective

 Fees and Expenses of the Fund

 Principal Investment Strategies

 Principal Risks

 Performance Information

 Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Marsico Focused Equities Fund

 Investment Objective

The Fund seeks long-term growth of capital.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of theoriginal purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(d)	0.17%	0.17%	0.17%	0.02%
Total annual Fund operating expenses	1.29%	2.04%	2.04%	0.89%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class I shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares
Assuming no redemption of shares	$207	$640	$1,098	$2,176
Assuming complete redemption of shares at the end of the period	$707	$940	$1,298	$2,176
Class C Shares
Assuming no redemption of shares	$207	$640	$1,098	$2,369
Assuming complete redemption of shares at the end of the period	$307	$640	$1,098	$2,369
Class I Shares	$91	$284	$493	$1,096

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

5

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 4.84%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	15.62%
Worst:	4th quarter 2008:	-21.11%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class A shares returns before taxes	11.70%	1.45%	1.55%
Class A shares returns after taxes on distributions	11.70%	1.41%	1.53%
Class A shares returns after taxes on distributions and sale of Fund shares	7.61%	1.24%	1.33%
Class B shares returns before taxes	12.68%	1.51%	1.39%
Class C shares returns before taxes	16.62%	1.89%	1.39%
Class I shares returns before taxes	18.95%	2.93%	2.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Managers

Columbia Management Investment Advisers, LLC	Thomas F. Marsico
Co - manager. Service with the Fund since 1997.

Investment Subadviser
Marsico Capital Management, LLC	A. Douglas Rao Co - manager. Service with the Fund since 2010.

Coralie Witter, CFA Co - manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares. There is no minimum initial investment for Class I shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class I shares are available to other Columbia Funds.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

12

of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 30 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager of Marsico. Associated with Marsico or its predecessors as an investment professional since 2005 and has over 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has over 15 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.45%, 2.20%, 2.20% and 1.02% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made.

When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

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Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

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Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

30

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

37

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

38

(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

39

Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

40

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

46

compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

53

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

54

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Marsico Focused Equities Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$18.99		$12.76		$21.59		$21.81		$21.10		$17.67
Income from Investment Operations:
Net investment income (loss)(e)	—	(f)	0.01		0.07		0.02		(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	4.54		6.25		(8.86)		0.02		0.75		3.48
Total from investment operations	4.54		6.26		(8.79)		0.04		0.71		3.43
Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.04)		—		—		—
From net realized gains	—		—		—		(0.26)		—		—
From return of capital	—		(0.01)		—		—		—		—
Total distributions to shareholders	—		(0.03)		(0.04)		(0.26)		—		—
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$23.53		$18.99		$12.76		$21.59		$21.81		$21.10
Total return(g)	23.91%		49.12	%(h)	(40.73	)%(h)	0.00	%(h)(i)	3.36	%(h)	19.41	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(j)	1.30%		1.30%		1.26%		1.22	%(k)	1.24%		1.22%
Interest expense	—	%(l)	—	%(l)	—		—	%(k)(l)	—		—
Net expenses(j)	1.30%		1.30%		1.26%		1.22	%(k)	1.24%		1.22%
Waiver/Reimbursement	—		0.01%		0.05%		0.03	%(k)	0.04%		0.08	%(m)
Net investment income (loss)(j)	0.01%		0.03%		0.37%		0.11	%(k)	(0.19)%		(0.27)%
Portfolio turnover rate	77%		77%		85%		—	%(i)(l)(n)	—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		82	%(i)	52%		71%
Net assets, end of period (000s)	$1,370,199		$1,599,661		$1,312,382		$2,524,540		$2,488,288		$2,061,076

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Marsico Focused Equities Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$17.46		$11.80		$20.07		$20.42		$19.91		$16.80
Income from Investment Operations:
Net investment loss(e)	(0.14)		(0.11)		(0.07)		(0.13)		(0.17)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	4.16		5.77		(8.20)		0.04		0.68		3.29
Total from investment operations	4.02		5.66		(8.27)		(0.09)		0.51		3.11
Less Distributions to Shareholders:
From net realized gains	—		—		—		(0.26)		—		—
From return of capital	—		—	(f)	—		—		—		—
Total distributions to shareholders	—		—	(f)	—		(0.26)		—		—
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$21.48		$17.46		$11.80		$20.07		$20.42		$19.91
Total return(g)	23.02%		48.02	%(h)	(41.21	)%(h)	(0.64	)%(h)(i)	2.56	%(h)	18.51	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(j)	2.05%		2.05%		2.01%		1.97	%(k)	1.99%		1.97%
Interest expense	—	%(l)	—	%(l)	—		—	%(k)(l)	—		—
Net expenses(j)	2.05%		2.05%		2.01%		1.97	%(k)	1.99%		1.97%
Waiver/Reimbursement	—		0.01%		0.05%		0.03	%(k)	0.04%		0.08	%(m)
Net investment loss(j)	(0.74)%		(0.72)%		(0.40)%		(0.67	)%(k)	(0.85)%		(1.01)%
Portfolio turnover rate	77%		77%		85%		—	%(i)(l)(n)	—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		82	%(i)	52%		71%
Net assets, end of period (000s)	$45,196		$62,935		$64,937		$196,114		$348,836		$509,933

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

64

Columbia Marsico Focused Equities Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$17.52		$11.84		$20.13		$20.49		$19.97		$16.85
Income from Investment Operations:
Net investment loss(e)	(0.14)		(0.11)		(0.07)		(0.15)		(0.18)		(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	4.17		5.79		(8.22)		0.05		0.70		3.31
Total from investment operations	4.03		5.68		(8.29)		(0.10)		0.52		3.12
Less Distributions to Shareholders:
From net realized gains	—		—		—		(0.26)		—		—
From return of capital	—		—	(f)	—		—		—		—
Total distributions to shareholders	—		—	(f)	—		(0.26)		—		—
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$21.55		$17.52		$11.84		$20.13		$20.49		$19.97
Total return(g)	23.00%		48.02	%(h)	(41.18	)%(h)	(0.69	)%(h)(i)	2.60	%(h)	18.52	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(j)	2.05%		2.05%		2.01%		1.97	%(k)	1.99%		1.97%
Interest expense	—	%(l)	—	%(l)	—		—	%(k)(l)	—		—
Net expenses(j)	2.05%		2.05%		2.01%		1.97	%(k)	1.99%		1.97%
Waiver/Reimbursement	—		0.01%		0.05%		0.03	%(k)	0.04%		0.08	%(m)
Net investment loss(j)	(0.73)%		(0.72)%		(0.38)%		(0.74	)%(k)	(0.92)%		(1.01)%
Portfolio turnover rate	77%		77%		85%		—	%(i)(l)(n)	—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		82	%(i)	52%		71%
Net assets, end of period (000s)	$304,857		$298,344		$258,191		$522,644		$582,805		$532,250

65

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimburseme nt ratio would have been 0.02%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

66

Columbia Marsico Focused Equities Fund—Class I Shares

Period Ended February 28, 2011(a )
Net Asset Value, Beginning of Period	$20.59
Income from Investment Operations:
Net investment income(b)(c)	—
Net realized and unrealized gain on investments and foreign currency	3.52
Total from investment operations	3.52
Less Distributions to Shareholders:
From net investment income	(0.07)
Net Asset Value, End of Period	$24.04
Total return(d)(e)	17.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)(g)	0.89%
Net investment income(f)(g)(h)	—%
Portfolio turnover rate(e)	77%
Net assets, end of period (000s)	$28,852

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Annualized.
(h)	Rounds to less than 0.01%.

67

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Focused Equities Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	-2.25	%(b)	$9,774.67	$698.84
2	10.25%	1.29%	1.37%		$10,137.31	$128.43
3	15.76%	1.29%	5.13%		$10,513.40	$133.20
4	21.55%	1.29%	9.03%		$10,903.45	$138.14
5	27.63%	1.29%	13.08%		$11,307.97	$143.26
6	34.01%	1.29%	17.27%		$11,727.49	$148.58
7	40.71%	1.29%	21.63%		$12,162.58	$154.09
8	47.75%	1.29%	26.14%		$12,613.81	$159.81
9	55.13%	1.29%	30.82%		$13,081.79	$165.74
10	62.89%	1.29%	35.67%		$13,567.12	$171.89
Total Gain After Fees and Expenses					$3,567.12
Total Annual Fees and Expenses Paid						$2,041.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

68

Columbia Marsico Focused Equities Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	1.29%	30.97%	$13,096.91	$165.93
10	62.89%	1.29%	35.83%	$13,582.81	$172.08
Total Gain After Fees and Expenses				$3,582.81
Total Annual Fees and Expenses Paid					$2,176.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Focused Equities Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	2.04%	30.02%	$13,002.20	$261.43
10	62.89%	2.04%	33.87%	$13,387.06	$269.17
Total Gain After Fees and Expenses				$3,387.06
Total Annual Fees and Expenses Paid					$2,368.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia Marsico Focused Equities Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	0.89%	8.39%	$10,838.89	$94.56
3	15.76%	0.89%	12.84%	$11,284.37	$98.45
4	21.55%	0.89%	17.48%	$11,748.16	$102.49
5	27.63%	0.89%	22.31%	$12,231.01	$106.71
6	34.01%	0.89%	27.34%	$12,733.70	$111.09
7	40.71%	0.89%	32.57%	$13,257.06	$115.66
8	47.75%	0.89%	38.02%	$13,801.92	$120.41
9	55.13%	0.89%	43.69%	$14,369.18	$125.36
10	62.89%	0.89%	49.60%	$14,959.75	$130.51
Total Gain After Fees and Expenses				$4,959.75
Total Annual Fees and Expenses Paid					$1,096.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

70

Columbia Marsico Focused Equities Fund

Class A, Class B, Class C and Class I Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1241-99 C (7/11)

Columbia Marsico Focused Equities Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NFEPX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Marsico Focused Equities Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.17%
Total annual Fund operating expenses	1.04%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$106	$331	$574	$1,271

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

5

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 4.91%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	15.67%
Worst:	4th quarter 2008:	-21.10%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Z shares returns before taxes	18.85%	2.92%	2.41%
Class Z shares returns after taxes on distributions	18.82%	2.85%	2.38%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.29%	2.49%	2.08%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Managers

Columbia Management Investment Advisers, LLC	Thomas F. Marsico Co-manager. Service with the Fund since 1997.
Investment Subadviser

Marsico Capital Management, LLC	A. Douglas Rao Co-manager. Service with the Fund since 2010.

Coralie Witter, CFA Co-manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

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of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 30 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager of Marsico. Associated with Marsico or its predecessors as an investment professional since 2005 and has over 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has over 15 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.20% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

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Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

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If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

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For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

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For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Focused Equities Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$19.39		$13.02		$22.06		$22.22		$21.45		$17.92
Income from Investment Operations:
Net investment income (loss)(e)	0.06		0.05		0.13		0.09		0.01		—	(f)
Net realized and unrealized gain (loss) on investments and foreign currency	4.64		6.39		(9.07)		0.01		0.76		3.53
Total from investment operations	4.70		6.44		(8.94)		0.10		0.77		3.53
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)		(0.10)		—		—		—
From net realized gains	—		—		—		(0.26)		—		—
From return of capital	—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.04)		(0.07)		(0.10)		(0.26)		—		—
Increase from regulatory settlements	—		—	(f)	—		—		—		—
Net Asset Value, End of Period	$24.05		$19.39		$13.02		$22.06		$22.22		$21.45
Total return(g)	24.23%		49.53	%(h)	(40.60	)%(h)	0.27	%(h)(i)	3.59	%(h)	19.70	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(j)	1.05%		1.05%		1.01%		0.97	%(k)	0.99%		0.97%
Interest expense	—	%(l)	—	%(l)	—		—	%(k)(l)	—		—
Net expenses(j)	1.05%		1.05%		1.01%		0.97	%(k)	0.99%		0.97%
Waiver/Reimbursement	—		0.01%		0.05%		0.03	%(k)	0.04%		0.08	%(m)
Net investment income (loss)(j)	0.28%		0.28%		0.65%		0.40	%(k)	0.06%		(0.01)%
Portfolio turnover rate	77%		77%		85%		—	%(i)(l)(n)	—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—		—		82	%(i)	52%		71%
Net assets, end of period (000s)	$1,101,015		$995,452		$874,565		$1,285,252		$1,247,610		$1,022,812

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(i)	Not annualized.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	Annualized.
(l)	Rounds to less than 0.01%.
(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%.
(n)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Marsico Focused Equities Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.04%	8.08%	$10,807.68	$110.26
3	15.76%	1.04%	12.36%	$11,235.67	$114.63
4	21.55%	1.04%	16.81%	$11,680.60	$119.16
5	27.63%	1.04%	21.43%	$12,143.15	$123.88
6	34.01%	1.04%	26.24%	$12,624.02	$128.79
7	40.71%	1.04%	31.24%	$13,123.93	$133.89
8	47.75%	1.04%	36.44%	$13,643.64	$139.19
9	55.13%	1.04%	41.84%	$14,183.93	$144.70
10	62.89%	1.04%	47.46%	$14,745.61	$150.43
Total Gain After Fees and Expenses				$4,745.61
Total Annual Fees and Expenses Paid					$1,270.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Marsico Focused Equities Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1243-99 C (7/11)

Columbia Marsico 21st Century Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NMTAX
Class B Shares	NMTBX
Class C Shares	NMYCX
Class R Shares	CMTRX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

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Columbia Marsico 21st Century Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.50%
Other expenses(d)	0.20%	0.20%	0.20%	0.20%
Total annual Fund operating expenses	1.31%	2.06%	2.06%	1.56%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$701	$966	$1,252	$2,063
Class B Shares
Assuming no redemption of shares	$209	$646	$1,108	$2,197
Assuming complete redemption of shares at the end of the period	$709	$946	$1,308	$2,197
Class C Shares
Assuming no redemption of shares	$209	$646	$1,108	$2,390
Assuming complete redemption of shares at the end of the period	$309	$646	$1,108	$2,390
Class R Shares	$159	$493	$850	$1,856

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

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Principal Investment Strategies

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

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The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

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Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed

6

markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 5.45%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	22.13%
Worst:	4th quarter 2008:	-25.12%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

	1 year	5 years	10 years
Class A shares returns before taxes	10.22%	2.01%	4.72%
Class A shares returns after taxes on distributions	10.22%	1.79%	4.61%
Class A shares returns after taxes on distributions and sale of Fund shares	6.64%	1.67%	4.10%
Class B shares returns before taxes	11.03%	2.09%	4.56%
Class C shares returns before taxes	15.03%	2.46%	4.56%
Class R shares returns before taxes	16.59%	2.97%	5.21%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	2.74%	2.16%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Manager

Columbia Management Investment Advisers, LLC	Corydon J. Gilchrist, CFA
Manager. Service with the Fund since 2003.
Investment Subadviser

Marsico Capital Management, LLC

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares. There is no minimum initial investment for Class R shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class R shares are available through eligible retirement plans and health savings accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.64% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

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of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Manager

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Manager. Service with the Fund since 2003.

Prior to joining Marsico in 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at The Principal Financial Group (Invista Capital Management), where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and is a CFA charter holder.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.45%, 2.20%, 2.20% and 1.70% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

23

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

24

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

25

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

27

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

28

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

29

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

30

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

31

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

32

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

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2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

54

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

55

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

56

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

57

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

58

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

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Columbia Marsico 21st Century Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.63		$7.31		$14.55		$14.28		$13.58		$10.61
Income from Investment Operations:
Net investment income (loss)(c)	(0.06)		(0.03)		0.01		0.02		0.11	(d)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.65		4.35		(7.25)		0.77	(e)	0.89		3.00
Total from investment operations	2.59		4.32		(7.24)		0.79		1.00		2.97
Less Distributions to Shareholders:
From net investment income	—		—		—		—		(0.10)		—	(f)
From net realized gains	—		—		—		(0.49)		(0.20)		—
From return of capital	—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		(0.52)		(0.30)		—	(f)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—	(c)(f)	—		—		—
Net Asset Value, End of Period	$14.22		$11.63		$7.31		$14.55		$14.28		$13.58
Total return(g)	22.27	%(h)	59.10	%(i)	(49.76	)%(i)	5.16	%(i)	7.59	%(i)(j)	28.04	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(k)	1.31%		1.30%		1.25%		1.20%		1.26	%(l)	1.31%
Waiver/Reimbursement	—		0.01%		0.04%		0.02%		0.02	%(l)	0.01%
Net investment income (loss)(k)	(0.47)%		(0.35)%		0.12%		0.15%		0.84	%(l)	(0.22)%
Portfolio turnover rate	87%		119%		152%		113%		86	%(j)	141%
Net assets, end of period (000s)	$1,711,839		$1,993,000		$1,967,386		$5,062,299		$2,474,268		$675,287

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(e)

The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)

Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)

The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(l)	Annualized.

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Columbia Marsico 21st Century Fund—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.91		$6.92		$13.86		$13.73		$12.99		$10.22
Income from Investment Operations:
Net investment loss(c)	(0.14)		(0.10)		(0.07)		(0.08)		—	(d)(e)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	2.48		4.09		(6.87)		0.73	(f)	0.88		2.88
Total from investment operations	2.34		3.99		(6.94)		0.65		0.88		2.77
Less Distributions to Shareholders:
From net investment income	—		—		—		—		(0.02)		—
From net realized gains	—		—		—		(0.49)		(0.12)		—
From return of capital	—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		(0.52)		(0.14)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—	(c)(e)	—		—		—
Net Asset Value, End of Period	$13.25		$10.91		$6.92		$13.86		$13.73		$12.99
Total return(g)	21.45	%(h)	57.66	%(i)	(50.07	)%(i)	4.34	%(i)	6.88	%(i)(j)	27.10	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(k)	2.06%		2.05%		2.00%		1.95%		2.01	%(l)	2.06%
Waiver/Reimbursement	—		0.01%		0.04%		0.02%		0.02	%(l)	0.01%
Net investment loss(k)	(1.21)%		(1.10)%		(0.63)%		(0.56)%		(0.02	)%(l)	(0.96)%
Portfolio turnover rate	87%		119%		152%		113%		86	%(j)	141%
Net assets, end of period (000s)	$110,427		$117,307		$95,889		$230,505		$167,144		$97,006

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)

Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)

The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(l)	Annualized.

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Columbia Marsico 21st Century Fund—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.91		$6.91		$13.86		$13.73		$12.99		$10.22
Income from Investment Operations:
Net investment income (loss)(c)	(0.14)		(0.10)		(0.07)		(0.09)		0.01	(d)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	2.48		4.10		(6.88)		0.74	(e)	0.87		2.88
Total from investment operations	2.34		4.00		(6.95)		0.65		0.88		2.77
Less Distributions to Shareholders:
From net investment income	—		—		—		—		(0.02)		—
From net realized gains	—		—		—		(0.49)		(0.12)		—
From return of capital	—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		(0.52)		(0.14)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—	(c)(f)	—		—		—
Net Asset Value, End of Period	$13.25		$10.91		$6.91		$13.86		$13.73		$12.99
Total return(g)	21.45	%(h)	57.89	%(i)	(50.14	)%(i)	4.34	%(i)	6.88	%(i)(j)	27.10	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(k)	2.06%		2.05%		2.00%		1.95%		2.01	%(l)	2.06%
Waiver/Reimbursement	—		0.01%		0.04%		0.02%		0.02	%(l)	0.01%
Net investment income (loss)(k)	(1.22)%		(1.10)%		(0.63)%		(0.60)%		0.11	%(l)	(0.96)%
Portfolio turnover rate	87%		119%		152%		113%		86	%(j)	141%
Net assets, end of period (000s)	$586,725		$660,457		$622,098		$1,418,014		$651,596		$157,286

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(e)

The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)

Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)

The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(l)	Annualized.

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Columbia Marsico 21st Century Fund—Class R Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.57		$7.29		$14.55		$14.32		$13.58		$12.53
Income from Investment Operations:
Net investment income (loss)(c)	(0.09)		(0.06)		(0.02)		(0.02)		0.16	(d)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.63		4.34		(7.24)		0.77	(e)	0.81		1.07
Total from investment operations	2.54		4.28		(7.26)		0.75		0.97		1.05
Less Distributions to Shareholders:
From net investment income	—		—		—		—		(0.06)		—
From net realized gains	—		—		—		(0.49)		—		—	(f)
From return of capital	—		—		—		(0.03)		(0.17)		—
Total distributions to shareholders	—		—		—		(0.52)		(0.23)		—	(f)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—	(c)(f)	—		—		—
Net Asset Value, End of Period	$14.11		$11.57		$7.29		$14.55		$14.32		$13.58
Total return(g)	21.95	%(h)	58.71	%(i)	(49.90	)%(i)	4.87	%(i)	7.38	%(i)(j)	8.38	%(i)(j)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(k)	1.56%		1.55%		1.50%		1.45%		1.51	%(l)	1.63	%(l)
Waiver/Reimbursement	—		0.01%		0.04%		0.02%		0.02	%(l)	0.03	%(l)
Net investment income (loss)(k)	(0.71)%		(0.59)%		(0.13)%		(0.15)%		1.25	%(l)	(0.91	)%(l)
Portfolio turnover rate	87%		119%		152%		113%		86	%(j)	141	%(j)
Net assets, end of period (000s)	$40,468		$41,627		$42,429		$47,777		$4,394		$11

68

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	Class R shares commenced operations on January 23, 2006.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(e)

The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)	Rounds to less than $0.01 per share.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)

Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)

The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the period ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(l)	Annualized.

69

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico 21st Century Fund—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.31%	-2.27	%(b)	$9,772.78	$700.75
2	10.25%	1.31%	1.33%		$10,133.40	$130.39
3	15.76%	1.31%	5.07%		$10,507.32	$135.20
4	21.55%	1.31%	8.95%		$10,895.04	$140.19
5	27.63%	1.31%	12.97%		$11,297.07	$145.36
6	34.01%	1.31%	17.14%		$11,713.93	$150.72
7	40.71%	1.31%	21.46%		$12,146.17	$156.28
8	47.75%	1.31%	25.94%		$12,594.36	$162.05
9	55.13%	1.31%	30.59%		$13,059.09	$168.03
10	62.89%	1.31%	35.41%		$13,540.97	$174.23
Total Gain After Fees and Expenses					$3,540.97
Total Annual Fees and Expenses Paid						$2,063.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

70

Columbia Marsico 21st Century Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.06%	2.94%	$10,294.00	$209.03
2	10.25%	2.06%	5.97%	$10,596.64	$215.17
3	15.76%	2.06%	9.08%	$10,908.18	$221.50
4	21.55%	2.06%	12.29%	$11,228.88	$228.01
5	27.63%	2.06%	15.59%	$11,559.01	$234.72
6	34.01%	2.06%	18.99%	$11,898.84	$241.62
7	40.71%	2.06%	22.49%	$12,248.67	$248.72
8	47.75%	2.06%	26.09%	$12,608.78	$256.03
9	55.13%	1.31%	30.74%	$13,074.04	$168.22
10	62.89%	1.31%	35.56%	$13,556.47	$174.43
Total Gain After Fees and Expenses				$3,556.47
Total Annual Fees and Expenses Paid					$2,197.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico 21st Century Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.06%	2.94%	$10,294.00	$209.03
2	10.25%	2.06%	5.97%	$10,596.64	$215.17
3	15.76%	2.06%	9.08%	$10,908.18	$221.50
4	21.55%	2.06%	12.29%	$11,228.88	$228.01
5	27.63%	2.06%	15.59%	$11,559.01	$234.72
6	34.01%	2.06%	18.99%	$11,898.84	$241.62
7	40.71%	2.06%	22.49%	$12,248.67	$248.72
8	47.75%	2.06%	26.09%	$12,608.78	$256.03
9	55.13%	2.06%	29.79%	$12,979.48	$263.56
10	62.89%	2.06%	33.61%	$13,361.08	$271.31
Total Gain After Fees and Expenses				$3,361.08
Total Annual Fees and Expenses Paid					$2,389.67

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

71

Columbia Marsico 21st Century Fund—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.56%	3.44%	$10,344.00	$158.68
2	10.25%	1.56%	7.00%	$10,699.83	$164.14
3	15.76%	1.56%	10.68%	$11,067.90	$169.79
4	21.55%	1.56%	14.49%	$11,448.64	$175.63
5	27.63%	1.56%	18.42%	$11,842.47	$181.67
6	34.01%	1.56%	22.50%	$12,249.85	$187.92
7	40.71%	1.56%	26.71%	$12,671.24	$194.38
8	47.75%	1.56%	31.07%	$13,107.13	$201.07
9	55.13%	1.56%	35.58%	$13,558.02	$207.99
10	62.89%	1.56%	40.24%	$14,024.42	$215.14
Total Gain After Fees and Expenses				$4,024.42
Total Annual Fees and Expenses Paid					$1,856.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Marsico 21st Century Fund

Class A, Class B, Class C and Class R Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1231-99 C (7/11)

Columbia Marsico 21st Century Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NMYAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Marsico 21st Century Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.20%
Total annual Fund operating expenses	1.06%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$108	$337	$585	$1,294

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

4

Principal Investment Strategies

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), has engaged an investment subadviser – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

As part of its “top-down” investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund’s assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

5

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed

6

markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 5.55%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	22.28%
Worst:	4th quarter 2008:	-25.12%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

	1 year	5 years	10 years
Class Z shares returns before taxes	17.13%	3.49%	5.60%
Class Z shares returns after taxes on distributions	17.13%	3.25%	5.47%
Class Z shares returns after taxes on distributions and sale of Fund shares	11.14%	2.94%	4.88%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	16.93%	2.74%	2.16%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Marsico Portfolio Manager

Columbia Management Investment Advisers, LLC	Corydon J. Gilchrist, CFA Manager. Service with the Fund since 2003.

Investment Subadviser

Marsico Capital Management, LLC

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund's Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.64% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser has engaged an investment subadviser to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

A discussion regarding the basis for the Board’s approval of the investment subadvisory agreement with the Fund’s subadviser(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Marsico Capital Management, LLC

Marsico is the Fund’s investment subadviser. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent registered investment adviser. Marsico was organized in September 1997 and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC. As

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of March 31, 2011, Marsico had approximately $52.0 billion under management.

Marsico Portfolio Manager

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Manager. Service with the Fund since 2003.

Prior to joining Marsico in 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at The Principal Financial Group (Invista Capital Management), where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and is a CFA charter holder.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	0.22%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.20% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

20

from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico 21st Century Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$11.86		$7.44		$14.76		$14.45		$13.76		$10.75
Income from Investment Operations:
Net investment income (loss)(c)	(0.03)		(0.01)		0.05		0.07		0.13	(d)	—	(e)
Net realized and unrealized gain (loss) on investments and foreign currency	2.71		4.43		(7.37)		0.76	(f)	0.91		3.04
Total from investment operations	2.68		4.42		(7.32)		0.83		1.04		3.04
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—		—		(0.12)		(0.03)
From net realized gains	—		—		—		(0.49)		(0.23)		—
From return of capital	—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—	(e)	—		(0.52)		(0.35)		(0.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		—	(c)(e)	—		—		—
Net Asset Value, End of Period	$14.54		$11.86		$7.44		$14.76		$14.45		$13.76
Total return(g)	22.60	%(h)	59.42	%(i)	(49.59	)%(i)	5.38	%(i)	7.84	%(i)(j)	28.3	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(k)	1.06%		1.05%		1.00%		0.95%		1.01	% (l)	1.06%
Waiver/Reimbursement	—		0.01%		0.04%		0.02%		0.02	%(l)	0.01%
Net investment income (loss)(k)	(0.20)%		(0.10)%		0.37%		0.41%		1.03	%(l)	0.04%
Portfolio turnover rate	87%		119%		152%		113%		86	%(j)	141%
Net assets, end of period (000s)	$1,245,671		$1,008,937		$870,875		$1,614,313		$732,508		$274,594

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(e)	Rounds to less than $0.01 per share.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)	Total return at net asset value assuming all distributions reinvested.
(h)

Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)

The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(l)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Marsico 21st Century Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.06%	3.94%	$10,394.00	$108.09
2	10.25%	1.06%	8.04%	$10,803.52	$112.35
3	15.76%	1.06%	12.29%	$11,229.18	$116.77
4	21.55%	1.06%	16.72%	$11,671.61	$121.37
5	27.63%	1.06%	21.31%	$12,131.47	$126.16
6	34.01%	1.06%	26.09%	$12,609.45	$131.13
7	40.71%	1.06%	31.06%	$13,106.26	$136.29
8	47.75%	1.06%	36.23%	$13,622.65	$141.66
9	55.13%	1.06%	41.59%	$14,159.38	$147.24
10	62.89%	1.06%	47.17%	$14,717.26	$153.05
Total Gain After Fees and Expenses				$4,717.26
Total Annual Fees and Expenses Paid					$1,294.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Marsico 21st Century Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1233-99 C (7/11)

Columbia Small Cap Growth Fund II

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NSCGX
Class B Shares	NCPBX
Class C Shares	NCPCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Small Cap Growth Fund II

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.82%	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.28%	0.28%	0.28%
Total annual Fund operating expenses	1.35%	2.10%	2.10%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,240
Assuming complete redemption of shares at the end of the period	$713	$958	$1,229	$2,240
Class C Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,431
Assuming complete redemption of shares at the end of the period	$313	$658	$1,129	$2,431

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $11 million and $5 billion as of May 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	overall economic and market conditions; and

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In

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addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 11.17%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	20.76%
Worst:	4th quarter 2008:	-28.53%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	20.19%	2.31%	1.29%
Class A shares returns after taxes on distributions	20.19%	0.59%	0.27%
Class A shares returns after taxes on distributions and sale of Fund shares	13.12%	1.51%	0.86%
Class B shares returns before taxes	21.57%	2.48%	1.13%
Class C shares returns before taxes	25.53%	2.75%	1.13%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Wayne M. Collette, CFA Co-manager. Service with the Fund since 2010.

George J. Myers, CFA Co-manager. Service with the Fund since 2010.

Lawrence W. Lin, CFA Co-manager. Service with the Fund since 2010.

Brian D. Neigut Co-manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A and Class C shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

11

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Wayne M. Collette, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Collette was associated with the Fund’s previous investment adviser as an investment professional. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. from Columbia University.

George J. Myers, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From 2004 until joining the Adviser in May 2010, Mr. Myers was associated with the Fund’s previous investment adviser as an investment professional. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.

Lawrence W. Lin, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From December 2006 until joining the Adviser in May 2010, Mr. Lin was associated with the Fund’s previous investment adviser as an investment professional. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.

Brian D. Neigut

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From February 2007 until joining the Adviser in May 2010, Mr. Neigut was associated with the Fund’s previous investment adviser as an investment professional. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University and studied international business and economics under the William J. Fulbright Scholarship program.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	0.117%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.35%, 2.10% and 2.10% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Fund Closed

The Fund is closed to both new investors and new accounts. Shareholders who had an open and funded account with the Fund on or prior to April 29, 2011 may continue to make additional purchases in their accounts. Any retirement plan may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or another retirement plan with the same or an affiliated plan sponsor had invested in the Fund as of April 29, 2011 and holds Fund shares at the plan level. Any discretionary wrap program that held Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares. All retirement plans and discretionary wrap programs that have approved the Fund as an investment option as of April 29, 2011, but that had not opened an account as of that date, may open an account and make purchases of Fund shares and add new accounts, provided that the retirement plan or the discretionary wrap program opens its initial account with the Fund prior to July 5, 2011. All discretionary wrap programs and discretionary model retirement asset allocation programs that follow an asset allocation model that includes the Fund as an investment option as of April 29, 2011 may open an account and make purchases of Fund shares and add new accounts. Any Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code that had accounts that hold Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares.

15

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions. See Fund Closed above.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

16

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

22

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

23

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

24

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

26

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

27

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

28

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

29

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

30

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

31

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

32

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

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2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

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will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

53

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

54

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

56

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$8.92		$5.99		$10.57		$13.79		$17.56		$15.06
Income from Investment Operations:
Net investment loss(e)	(0.10)		(0.07)		(0.07)		(0.10)		(0.12)		(0.13)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.35		2.99		(4.51)		(0.41)		(0.24	)(f)	4.51
Total from investment operations	3.25		2.92		(4.58)		(0.51)		(0.36)		4.38
Less Distributions to Shareholders:
From net realized gains	—		—		—		(2.69)		(3.41)		(1.88)
From return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		(2.71)		(3.41)		(1.88)
Increase from regulatory settlements	—	(g)	0.01		—		—		—		—
Net Asset Value, End of Period	$12.17		$8.92		$5.99		$10.57		$13.79		$17.56
Total return(h)	36.43%		48.91	%(i)	(43.33	)%(i)	(6.45	)%(i)(j)	(0.03	)%(i)	30.90	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.32	%(k)	1.36	%(k)	1.27	%(k)	1.20	%(k)(l)	1.23	%(k)	1.24%
Interest expense	—	%(m)	—	%(m)	—	%(m)	—	%(l)(m)	—		—
Net expenses	1.32	%(k)	1.36	%(k)	1.27	%(k)	1.20	%(k)(l)	1.23	%(k)	1.24%
Waiver/Reimbursement	—		0.01%		0.05%		0.04	%(l)	0.03%		0.07	%(n)
Net investment loss	(1.00	)%(k)	(0.90	)%(k)	(0.80	)%(k)	(0.85	)%(k)(l)	(0.81	)%(k)	(0.84)%
Portfolio turnover rate	147%		105%		130%		3	%(j)( o)	—		—
Turnover of Small Cap Growth Master Portfolio	—		—		—		199	%(j)	188%		117%
Net assets, end of period (000s)	$145,802		$119,894		$90,647		$173,675		$207,258		$150,761

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)	The benefits derived from expense reductions had an impact of less than 0.01%.
(l)	Annualized.
(m)	Rounds to less than 0.01%.
(n)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.
(o)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Small Cap Growth Fund II—Class B Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$7.85		$5.31		$9.44		$12.49		$16.21		$14.13
Income from Investment Operations:
Net investment loss(e)	(0.15)		(0.12)		(0.13)		(0.13)		(0.21)		(0.24)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.93		2.65		(4.00)		(0.40)		(0.22	)(f)	4.20
Total from investment operations	2.78		2.53		(4.13)		(0.53)		(0.43)		3.96
Less Distributions to Shareholders:
From net realized gains	—		—		—		(2.50)		(3.29)		(1.88)
From return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		(2.52)		(3.29)		(1.88)
Increase from regulatory settlements	—	(g)	0.01		—		—		—		—
Net Asset Value, End of Period	$10.63		$7.85		$5.31		$9.44		$12.49		$16.21
Total return(h)	35.41%		47.83	%(i)	(43.75	)%(i)	(7.15	)%(i)(j)	(0.69	)%(i)	29.92	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(k)(l)	1.98	%(k)	1.99%
Interest expense	—	%(m)	—	%(m)	—	%(m)	—	%(l)(m)	—		—
Net expenses	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(k)(l)	1.98	%(k)	1.99%
Waiver/Reimbursement	—		0.01%		0.05%		0.04	%(l)	0.03%		0.07	%(n)
Net investment loss	(1.74	)%(k)	(1.66	)%(k)	(1.54	)%(k)	(1.60	)%(k)(l)	(1.58	)%(k)	(1.59)%
Portfolio turnover rate	147%		105%		130%		3	%(j)(o)	—		—
Turnover of Small Cap Growth Master Portfolio	—		—		—		199	%(j)	188%		117%
Net assets, end of period (000s)	$2,016		$3,340		$3,362		$9,184		$13,018		$16,229

61

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)	The benefits derived from expense reductions had an impact of less than 0.01%.
(l)	Annualized.
(m)	Rounds to less than 0.01%.
(n)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.
(o)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Columbia Small Cap Growth Fund II—Class C Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$8.04		$5.44		$9.67		$12.74		$16.47		$14.33
Income from Investment Operations:
Net investment loss(e)	(0.16)		(0.12)		(0.13)		(0.17)		(0.21)		(0.24)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.01		2.71		(4.10)		(0.38)		(0.23	)(f)	4.26
Total from investment operations	2.85		2.59		(4.23)		(0.55)		(0.44)		4.02
Less Distributions to Shareholders:
From net realized gains	—		—		—		(2.50)		(3.29)		(1.88)
From return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		(2.52)		(3.29)		(1.88)
Increase from regulatory settlements	—	(g)	0.01		—		—		—		—
Net Asset Value, End of Period	$10.89		$8.04		$5.44		$9.67		$12.74		$16.47
Total return(h)	35.45%		47.79	%(i)	(43.74	)%(i)	(7.17	)%(i)(j)	(0.74	)%(i)	29.93	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(k)(l)	1.98	%(k)	1.99%
Interest expense	—	%(m)	—	%(m)	—	%(m)	—	%(l)(m)	—		—
Net expenses	2.07	%(k)	2.11	%(k)	2.02	%(k)	1.95	%(k)(l)	1.98	%(k)	1.99%
Waiver/Reimbursement	—		0.01%		0.05%		0.04	%(l)	0.03%		0.07	%(n)
Net investment loss	(1.75	)%(k)	(1.66	)%(k)	(1.55	)%(k)	(1.60	)%(k)(l)	(1.57	)%(k)	(1.59)%
Portfolio turnover rate	147%		105%		130%		3	%(j)(o)	—		—
Turnover of Small Cap Growth Master Portfolio	—		—		—		199	%(j)	188%		117%
Net assets, end of period (000s)	$2,627		$2,629		$2,081		$3,689		$4,998		$4,452

63

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)	The benefits derived from expense reductions had an impact of less than 0.01%.
(l)	Annualized.
(m)	Rounds to less than 0.01%.
(n)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.
(o)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Growth Fund II—Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.35%	-2.31	%(b)	$9,769.01	$704.56
2	10.25%	1.35%	1.26%		$10,125.58	$134.29
3	15.76%	1.35%	4.95%		$10,495.17	$139.19
4	21.55%	1.35%	8.78%		$10,878.24	$144.27
5	27.63%	1.35%	12.75%		$11,275.29	$149.54
6	34.01%	1.35%	16.87%		$11,686.84	$154.99
7	40.71%	1.35%	21.13%		$12,113.41	$160.65
8	47.75%	1.35%	25.56%		$12,555.55	$166.52
9	55.13%	1.35%	30.14%		$13,013.83	$172.59
10	62.89%	1.35%	34.89%		$13,488.83	$178.89
Total Gain After Fees and Expenses					$3,488.83
Total Annual Fees and Expenses Paid						$2,105.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Small Cap Growth Fund II—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.10%	2.90%	$10,290.00	$213.05
2	10.25%	2.10%	5.88%	$10,588.41	$219.22
3	15.76%	2.10%	8.95%	$10,895.47	$225.58
4	21.55%	2.10%	12.11%	$11,211.44	$232.12
5	27.63%	2.10%	15.37%	$11,536.57	$238.85
6	34.01%	2.10%	18.71%	$11,871.14	$245.78
7	40.71%	2.10%	22.15%	$12,215.40	$252.91
8	47.75%	2.10%	25.70%	$12,569.64	$260.24
9	55.13%	1.35%	30.28%	$13,028.44	$172.79
10	62.89%	1.35%	35.04%	$13,503.97	$179.09
Total Gain After Fees and Expenses				$3,503.97
Total Annual Fees and Expenses Paid					$2,239.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Growth Fund II—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.10%	2.90%	$10,290.00	$213.05
2	10.25%	2.10%	5.88%	$10,588.41	$219.22
3	15.76%	2.10%	8.95%	$10,895.47	$225.58
4	21.55%	2.10%	12.11%	$11,211.44	$232.12
5	27.63%	2.10%	15.37%	$11,536.57	$238.85
6	34.01%	2.10%	18.71%	$11,871.14	$245.78
7	40.71%	2.10%	22.15%	$12,215.40	$252.91
8	47.75%	2.10%	25.70%	$12,569.64	$260.24
9	55.13%	2.10%	29.34%	$12,934.16	$267.79
10	62.89%	2.10%	33.09%	$13,309.26	$275.56
Total Gain After Fees and Expenses				$3,309.26
Total Annual Fees and Expenses Paid					$2,431.10

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Small Cap Growth Fund II

Class A, Class B and Class C Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1251-99 C (7/11)

Columbia Small Cap Growth Fund II

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	PSCPX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Small Cap Growth Fund II

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.82%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.28%
Total annual Fund operating expenses	1.10%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$112	$350	$606	$1,340

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $11 million and $5 billion as of May 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers, among other factors:

•	overall economic and market conditions; and

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Adviser may sell a security when the security’s price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In

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addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 11.13%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2001:	20.78%
Worst:	4th quarter 2008:	-28.48%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class Z shares returns before taxes	27.95%	3.80%	2.16%
Class Z shares returns after taxes on distributions	27.95%	2.07%	1.14%
Class Z shares returns after taxes on distributions and sale of Fund shares	18.17%	2.76%	1.59%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Wayne M. Collette, CFA
Co-manager. Service with the Fund since 2010.

George J. Myers, CFA
Co-manager. Service with the Fund since 2010.

Lawrence W. Lin,
CFA Co-manager. Service with the Fund since 2010.

Brian D. Neigut
Co-manager. Service with the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Wayne M. Collette, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Collette was associated with the Fund’s previous investment adviser as an investment professional. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. from Columbia University.

George J. Myers, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From 2004 until joining the Adviser in May 2010, Mr. Myers was associated with the Fund’s previous investment adviser as an investment professional. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.

Lawrence W. Lin, CFA

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From December 2006 until joining the Adviser in May 2010, Mr. Lin was associated with the Fund’s previous investment adviser as an investment professional. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.

Brian D. Neigut

Co-manager. Service with the Fund since 2010.

Portfolio Manager of the Adviser. From February 2007 until joining the Adviser in May 2010, Mr. Neigut was associated with the Fund’s previous investment adviser as an investment professional. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University and studied international business and economics under the William J. Fulbright Scholarship program.

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The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	0.117%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.10% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Fund Closed

The Fund is closed to both new investors and new accounts. Shareholders who had an open and funded account with the Fund on or prior to April 29, 2011 may continue to make additional purchases in their accounts. Any retirement plan may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or another retirement plan with the same or an affiliated plan sponsor had invested in the Fund as of April 29, 2011 and holds Fund shares at the plan level. Any discretionary wrap program that held Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares. All retirement plans and discretionary wrap programs that have approved the Fund as an investment option as of April 29, 2011, but that had not opened an account as of that date, may open an account and make purchases of Fund shares and add new accounts, provided that the retirement plan or the discretionary wrap program opens its initial account with the Fund prior to July 5, 2011. All discretionary wrap programs and discretionary model retirement asset allocation programs that follow an asset allocation model that includes the Fund as an investment option as of April 29, 2011 may open an account and make purchases of Fund shares and add new accounts. Any Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code that had accounts that hold Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares.

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Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions. See Fund Closed above.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

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Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

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The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)
Net Asset Value, Beginning of Period	$9.34		$6.25		$11.01		$14.30		$18.06		$15.40
Income from Investment Operations:
Net investment loss(e)	(0.08)		(0.06)		(0.05)		(0.07)		(0.08)		(0.10)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.52		3.14		(4.71)		(0.44)		(0.23	)(f)	4.64
Total from investment operations	3.44		3.08		(4.76)		(0.51)		(0.31)		4.54
Less Distributions to Shareholders:
From net realized gains	—		—		—		(2.76)		(3.45)		(1.88)
From return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	—		—		—		(2.78)		(3.45)		(1.88)
Increase from regulatory settlements	—	(g)	0.01		—		—		—		—
Net Asset Value, End of Period	$12.78		$9.34		$6.25		$11.01		$14.30		$18.06
Total return(h)	36.83%		49.44	%(i)	(43.23	)%(i)	(6.31	)%(i)(j)	0.33	%(i)	31.26	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.07	%(k)	1.11	%(k)	1.02	%(k)	0.95	%(k)(l)	0.98	%(k)	0.99%
Interest expense	—	%(m)	—	%(m)	—	%(m)	—	%(l)(m)	—		—
Net expenses	1.07	%(k)	1.11	%(k)	1.02	%(k)	0.95	%(k)(l)	0.98	%(k)	0.99%
Waiver/Reimbursement	—		0.01%		0.05%		0.04	%(l)	0.03%		0.07	%(n)
Net investment loss	(0.75	)%(k)	(0.65	)%(k)	(0.54	)%(k)	(0.59	)%(k)(l)	(0.56	)%(k)	(0.59)%
Portfolio turnover rate	147%		105%		130%		3	%(j)(o)	—		—
Turnover of Small Cap Growth Master Portfolio	—		—		—		199	%(j)	188%		117%
Net assets, end of period (000s)	$219,512		$214,574		$143,511		$279,900		$378,164		$308,930

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(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor Z shares were renamed Class Z shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested.
(i)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(j)	Not annualized.
(k)	The benefits derived from expense reductions had an impact of less than 0.01%.
(l)	Annualized.
(m)	Rounds to less than 0.01%.
(n)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.
(o)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Cap Growth Fund II—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.10%	3.90%	$10,390.00	$112.15
2	10.25%	1.10%	7.95%	$10,795.21	$116.52
3	15.76%	1.10%	12.16%	$11,216.22	$121.06
4	21.55%	1.10%	16.54%	$11,653.66	$125.78
5	27.63%	1.10%	21.08%	$12,108.15	$130.69
6	34.01%	1.10%	25.80%	$12,580.37	$135.79
7	40.71%	1.10%	30.71%	$13,071.00	$141.08
8	47.75%	1.10%	35.81%	$13,580.77	$146.58
9	55.13%	1.10%	41.10%	$14,110.42	$152.30
10	62.89%	1.10%	46.61%	$14,660.73	$158.24
Total Gain After Fees and Expenses				$4,660.73
Total Annual Fees and Expenses Paid					$1,340.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Small Cap Growth Fund II

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1253-99 C (7/11)

Columbia Large Cap Enhanced Core Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NMIAX
Class I Shares	CCEIX
Class R Shares	CCERX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Enhanced Core Fund

 Investment Objective

The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class I Shares	Class R Shares
Management fees(a)	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%	0.00%	0.50%
Other expenses(b)	0.26%	0.07%	0.26%
Total annual Fund operating expenses	1.26%	0.82%	1.51%
Fee waivers and/or reimbursements(a) (c)	-0.31%	-0.20%	-0.31%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%	0.62%	1.20%

(a)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.95%, 0.63%, and 1.20% of the Fund’s average daily net assets attributable to Class A, Class I, and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class I or Class R shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in footnote (a) to the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Additionally, since the waivers and/or reimbursements shown in footnote (c) to the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$97	$342	$630	$1,466
Class I Shares	$63	$215	$403	$964
Class R Shares	$122	$420	$763	$1,747

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund’s Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown for Class I shares include the returns of the Fund’s Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses between Class R shares and Class A shares or between Class I shares and Class Z shares. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 6.71%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.66%
Worst:	4th quarter 2008:	-21.41%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class A shares returns before taxes	13.01%	1.38%	1.40%
Class A shares returns after taxes on distributions	12.81%	0.54%	0.22%
Class A shares returns after taxes on distributions and sale of Fund shares	8.72%	0.88%	0.67%
Class I shares returns before taxes	13.33%	1.64%	1.67%
Class R shares returns before taxes	12.76%	1.11%	1.27%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. Condon, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A shares. There is no minimum initial investment for Class I or Class R shares. Class I shares are available to other Columbia Funds. Class R shares are available through eligible retirement plans and health savings accounts.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

10

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

11

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. Condon, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Condon was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.95%, 0.63% and 1.20% of the Fund’s average daily net assets attributable to Class A, Class I, and Class R shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

Additionally, the Adviser has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015 respectively.

14

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

23

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

29

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares — Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

30

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

31

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

32

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

33

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

34

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

35

Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

36

Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

37

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

40

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

41

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

42

from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

43

to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

45

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

46

compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

53

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

54

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

57

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

58

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

59

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.73		$7.24		$12.91		$14.58	$14.13		$13.41
Income from Investment Operations:
Net investment income(c)	0.14		0.13		0.18		0.19	0.16		0.17
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.08		3.52		(5.69)		(0.85)	1.24		1.42
Total from investment operations	2.22		3.65		(5.51)		(0.66)	1.40		1.59
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.16)		(0.16)		(0.15)	(0.14)		(0.15)
From net realized gains	—		—		—		(0.86)	(0.81)		(0.72)
Total distributions to shareholders	(0.14)		(0.16)		(0.16)		(1.01)	(0.95)		(0.87)
Increase from regulatory settlements	—		—	(d)	—		—	—		—
Net Asset Value, End of Period	$12.81		$10.73		$7.24		$12.91	$14.58		$14.13
Total return(e)(f)	20.84%		50.49%		(42.89)%		(5.29)%	10.56	%(g)	12.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	0.95%		0.89%		0.75%		0.75%	0.75	%(i)	0.75%
Interest expense	—	%(j)	—	%(j)	—	%(j)	—	—		—
Net expenses(h)	0.95%		0.89%		0.75%		0.75%	0.75	%(i)	0.75%
Waiver/Reimbursement	0.01%		0.03%		0.07%		0.04%	0.08	%(i)	0.15	%(k)
Net investment income(h)	1.22%		1.39%		1.63%		1.28%	1.26	%(i)	1.23%
Portfolio turnover rate	63%		122%		246%		207%	230	%(g)	269%
Net assets, end of period (000s)	$12,213		$12,348		$9,291		$17,281	$17,399		$18,508

60

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09% for the year ended March 31, 2006.

61

Columbia Large Cap Enhanced Core Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$11.11
Income from Investment Operations:
Net investment income(b)	0.09
Net realized and unrealized gain on investments and futures contracts	1.75
Total from investment operations	1.84
Less Distributions to Shareholders:
From net investment income	(0.17)
Net Asset Value, End of Period	$12.78
Total return(c)(d)(e)	16.65%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)(g)	0.57%
Interest expense(g)(h)	—%
Net expenses(f)(g)	0.57%
Waiver/Reimbursement(g)	0.02%
Net investment income(f)(g)	1.68%
Portfolio turnover rate(d)	63%
Net assets, end of period (000s)	$7,466

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Annualized.
(h)	Rounds to less than 0.01%.

62

Columbia Large Cap Enhanced Core Fund—Class R Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.72		$7.24		$12.90		$14.58	$14.13		$13.68
Income from Investment Operations:
Net investment income(c)	0.12		0.11		0.16		0.16	0.13		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.08		3.51		(5.69)		(0.86)	1.23		0.42
Total from investment operations	2.20		3.62		(5.53)		(0.70)	1.36		0.45
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.14)		(0.13)		(0.12)	(0.10)		—
From net realized gains	—		—		—		(0.86)	(0.81)		—
Total distributions to shareholders	(0.12)		(0.14)		(0.13)		(0.98)	(0.91)		—
Increase from regulatory settlements	—		—	(d)	—		—	—		—
Net Asset Value, End of Period	$12.80		$10.72		$7.24		$12.90	$14.58		$14.13
Total return(e)(f)	20.58%		50.02%		(43.01)%		(5.57)%	10.30	%(g)	3.29	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	1.20%		1.14%		1.00%		1.00%	1.00	%(i)	1.00	%(i)
Interest expense	—	%(j)	—	%(j)	—	%(j)	—	—		—
Net expenses(h)	1.20%		1.14%		1.00%		1.00%	1.00	%(i)	1.00	%(i)
Waiver/Reimbursement	0.01%		0.03%		0.07%		0.04%	0.08	%(i)	0.09	%(i)(k)
Net investment income(h)	1.02%		1.08%		1.46%		1.09%	1.02	%(i)	0.91	%(i)
Portfolio turnover rate	63%		122%		246%		207%	230	%(g)	269	%(g)
Net assets, end of period (000s)	$175		$112		$39		$46	$11		$10

63

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03% for the period ended March 31, 2006.

64

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Enhanced Core Fund—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	1.11%	8.10%	$10,809.75	$117.74
3	15.76%	1.16%	12.25%	$11,224.85	$127.80
4	21.55%	1.21%	16.50%	$11,650.27	$138.39
5	27.63%	1.26%	20.86%	$12,085.99	$149.54
6	34.01%	1.26%	25.38%	$12,538.01	$155.13
7	40.71%	1.26%	30.07%	$13,006.93	$160.93
8	47.75%	1.26%	34.93%	$13,493.39	$166.95
9	55.13%	1.26%	39.98%	$13,998.04	$173.20
10	62.89%	1.26%	45.22%	$14,521.57	$179.67
Total Gain After Fees and Expenses				$4,521.57
Total Annual Fees and Expenses Paid					$1,466.27

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

65

Columbia Large Cap Enhanced Core Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.62%	4.38%	$10,438.00	$63.36
2	10.25%	0.67%	8.90%	$10,889.97	$71.45
3	15.76%	0.72%	13.56%	$11,356.06	$80.09
4	21.55%	0.77%	18.36%	$11,836.42	$89.29
5	27.63%	0.82%	23.31%	$12,331.18	$99.09
6	34.01%	0.82%	28.47%	$12,846.62	$103.23
7	40.71%	0.82%	33.84%	$13,383.61	$107.54
8	47.75%	0.82%	39.43%	$13,943.05	$112.04
9	55.13%	0.82%	45.26%	$14,525.87	$116.72
10	62.89%	0.82%	51.33%	$15,133.05	$121.60
Total Gain After Fees and Expenses				$5,133.05
Total Annual Fees and Expenses Paid					$964.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Enhanced Core Fund—Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	3.80%	$10,380.00	$122.28
2	10.25%	1.36%	7.58%	$10,757.83	$143.74
3	15.76%	1.41%	11.44%	$11,144.04	$154.41
4	21.55%	1.46%	15.39%	$11,538.54	$165.58
5	27.63%	1.51%	19.41%	$11,941.23	$177.27
6	34.01%	1.51%	23.58%	$12,357.98	$183.46
7	40.71%	1.51%	27.89%	$12,789.27	$189.86
8	47.75%	1.51%	32.36%	$13,235.62	$196.49
9	55.13%	1.51%	36.98%	$13,697.54	$203.35
10	62.89%	1.51%	41.76%	$14,175.59	$210.44
Total Gain After Fees and Expenses				$4,175.59
Total Annual Fees and Expenses Paid					$1,746.88

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

66

Columbia Large Cap Enhanced Core Fund

Class A, Class I and Class R Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1701-99 C (7/11)

Columbia Large Cap Enhanced Core Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Y Shares	CECYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Enhanced Core Fund

 Investment Objective

The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management fees(a)	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.07%
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements(a)	-0.20%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.62%

(a)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Y shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$63	$215	$403	$964

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund’s Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund’s share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Y shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 6.90%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.74%
Worst:	4th quarter 2008:	-21.29%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Y shares returns before taxes	13.44%	1.67%	1.68%
Class Y shares returns after taxes on distributions	13.18%	0.74%	0.41%
Class Y shares returns after taxes on distributions and sale of Fund shares	9.08%	1.09%	0.86%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. Condon, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment amount for Class Y shares varies depending on eligibility. Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million. Currently, Class Y shares are offered only to certain former shareholders of the Funds of Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Adviser. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged arrangement (such as a 401(k) plan). If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. Condon, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Condon was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.70% of the Fund’s average daily net assets attributable to Class Y shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

Additionally, the Adviser has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015 respectively.

13

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Y Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Y shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

15

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Y*	Available to certain categories of investors, which are subject to minimum initial investment requirements; currently, offered only to former shareholders of the former Columbia Funds Institutional Trust(b)	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

16

Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and

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accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Additional Eligible Investors

In addition, for Class Y shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Class Y
Minimum Initial Investment	variable	(a)
Minimum Account Balance	none

(a)

The minimum initial investment amount for Class Y shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class Y Shares above.

The Distributor, in its discretion, may waive minimum initial investment requirements. Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

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Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

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•	You buy Class Y shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

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Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Telephone Transactions

For Class Y shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Y shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Y shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Y shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Y shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be

26

Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Y shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Y Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Y Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

29

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

30

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund—Class Y Shares

	Year Ended February 28, 2011		Period Ended February 28, 2010(a)
Net Asset Value, Beginning of Period	$10.70		$9.10
Income from Investment Operations:
Net investment income(b)	0.17		0.11
Net realized and unrealized gain on investments and futures contracts	2.09		1.64
Total from investment operations	2.26		1.75
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.15)
Net Asset Value, End of Period	$12.78		$10.70
Total return(c)	21.30	%(h)	19.23	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	0.58%		0.57	%(f)
Interest expense(g)	—%		—	%(f)
Net expense(e)	0.58%		0.57	%(f)
Waiver/Reimbursement	0.01%		—
Net investment income(e)	1.53%		1.62	%(f)
Portfolio turnover rate	63%		122	%(d)
Net assets, end of period (000s)	$31,588		$60,329

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Y shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Enhanced Core Fund—Class Y Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.62%	4.38%	$10,438.00	$63.36
2	10.25%	0.67%	8.90%	$10,889.97	$71.45
3	15.76%	0.72%	13.56%	$11,356.06	$80.09
4	21.55%	0.77%	18.36%	$11,836.42	$89.29
5	27.63%	0.82%	23.31%	$12,331.18	$99.09
6	34.01%	0.82%	28.47%	$12,846.62	$103.23
7	40.71%	0.82%	33.84%	$13,383.61	$107.54
8	47.75%	0.82%	39.43%	$13,943.05	$112.04
9	55.13%	0.82%	45.26%	$14,525.87	$116.72
10	62.89%	0.82%	51.33%	$15,133.05	$121.60
Total Gain After Fees and Expenses				$5,133.05
Total Annual Fees and Expenses Paid					$964.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Large Cap Enhanced Core Fund

Class Y Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1704-99 C (7/11)

Columbia Large Cap Enhanced Core Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NMIMX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Enhanced Core Fund

Investment Objective

The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees(a)	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(b)	0.26%
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements(a)(c)	-0.31%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%

(a)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(c)

The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.70% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in footnote (a) to the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Additionally, since the waivers and/or reimbursements shown in footnote (c) to the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$72	$264	$496	$1,178

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 6.82%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.74%
Worst:	4th quarter 2008:	-21.29%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Z shares returns before taxes	13.32%	1.64%	1.66%
Class Z shares returns after taxes on distributions	13.08%	0.72%	0.40%
Class Z shares returns after taxes on distributions and sale of Fund shares	8.98%	1.07%	0.85%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. Condon, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2011.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. Condon, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Condon was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.060%
$500 million to $1 billion	0.055%
$1 billion to $3 billion	0.050%
$3 billion to $12 billion	0.040%
$12 billion and over	0.030%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

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Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.70% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

Additionally, the Adviser has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015 respectively.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

32

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$10.70		$7.22		$12.90		$14.60	$14.18		$13.45
Income from Investment Operations:
Net investment income(c)	0.16		0.16		0.21		0.23	0.20		0.20
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.09		3.50		(5.68)		(0.85)	1.23		1.44
Total from investment operations	2.25		3.66		(5.47)		(0.62)	1.43		1.64
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.18)		(0.21)		(0.22)	(0.20)		(0.19)
From net realized gains	—		—		—		(0.86)	(0.81)		(0.72)
Total distributions to shareholders	(0.17)		(0.18)		(0.21)		(1.08)	(1.01)		(0.91)
Increase from regulatory settlements	—		—	(d)	—		—	—		—
Net Asset Value, End of Period	$12.78		$10.70		$7.22		$12.90	$14.60		$14.18
Total return(e)(f)	21.18%		50.82%		(42.69)%		(5.10)%	10.79	%(g)	12.66%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	0.70%		0.64%		0.50%		0.50%	0.50	%(i)	0.50%
Interest expense	—	%(j)	—	%(j)	—	%(j)	—	—		—
Net expenses(h)	0.70%		0.64%		0.50%		0.50%	0.50	%(i)	0.50%
Waiver/Reimbursement	0.01%		0.03%		0.07%		0.04%	0.08	%(i)	0.15	%(k)
Net investment income(h)	1.46%		1.65%		1.86%		1.54%	1.52	%(i)	1.49%
Portfolio turnover rate	63%		122%		246%		207%	230	%(g)	269%
Net assets, end of period (000s)	$365,205		$451,824		$382,637		$796,550	$610,807		$495,099

34

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09% for the year ended March 31, 2006.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Enhanced Core Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	0.86%	8.62%	$10,861.80	$91.55
3	15.76%	0.91%	13.06%	$11,306.05	$100.86
4	21.55%	0.96%	17.63%	$11,762.81	$110.73
5	27.63%	1.01%	22.32%	$12,232.15	$121.17
6	34.01%	1.01%	27.20%	$12,720.21	$126.01
7	40.71%	1.01%	32.28%	$13,227.75	$131.04
8	47.75%	1.01%	37.56%	$13,755.54	$136.27
9	55.13%	1.01%	43.04%	$14,304.38	$141.70
10	62.89%	1.01%	48.75%	$14,875.13	$147.36
Total Gain After Fees and Expenses				$4,875.13
Total Annual Fees and Expenses Paid					$1,178.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Large Cap Enhanced Core Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1703-99 C (7/11)

Columbia Large Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NEIAX
Class B Shares	CLIBX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Index Fund

 Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	5.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares
Management fees	0.20%	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%
Other expenses	0.00%	0.00%
Total annual Fund operating expenses	0.45%	1.20%
Fee waivers and/or reimbursements(b)	-0.03%	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.42%	1.17%

(a)	This charge decreases over time.
(b)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.42% and 1.17% of the Fund’s average daily net assets attributable to Class A and Class B shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A or Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$43	$141	$249	$564
Class B Shares
Assuming no redemption of shares	$119	$378	$657	$1,243
Assuming complete redemption of shares at the end of the period	$619	$678	$857	$1,243

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

6

 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date of the Fund’s Class B shares is September 23, 2005. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B shares fees and expenses were included, performance would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 5.82%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.80%
Worst:	4th quarter 2008:	-21.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class A shares returns before taxes	14.62%	1.92%	0.97%
Class A shares returns after taxes on distributions	14.36%	1.64%	0.65%
Class A shares returns after taxes on distributions and sale of Fund shares	9.83%	1.60%	0.70%
Class B shares returns before taxes	8.76%	0.78%	0.58%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA
Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Adviser, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Adviser or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

The transfer agent fees for the Fund are payable by the Adviser.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.42% and 1.17% of the Fund’s average daily net assets

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attributable to Class A and Class B shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

23

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

24

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

26

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

27

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

28

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

29

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

30

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

31

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

32

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

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2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

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(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment (a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance (c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance *	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

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will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

53

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

56

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

57

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund—Class A Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$21.30	$14.14		$25.64		$27.08	$24.97		$22.67
Income from Investment Operations:
Net investment income(c)	0.37	0.34		0.45		0.47	0.39		0.36
Net realized and unrealized gain (loss) on investments and futures contracts	4.30	7.15		(11.54)		(1.49)	2.14		2.19
Total from investment operations	4.67	7.49		(11.09)		(1.02)	2.53		2.55
Less Distributions to Shareholders:
From net investment income	(0.35)	(0.33)		(0.41)		(0.42)	(0.42)		(0.25)
Increase from regulatory settlements	—	—	(d)	—		—	—		—
Net Asset Value, End of Period	$25.62	$21.30		$14.14		$25.64	$27.08		$24.97
Total return(e)(f)	22.09%	53.09%		(43.51)%		(3.92)%	10.20	%(g)	11.27%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.39%	0.39%		0.39	%(h)	0.39%	0.39	%(i)	0.39	%(h)
Interest expense	—	—	%(j)	—		—	—		—	%(j)
Net expenses	0.39%	0.39%		0.39	%(h)	0.39%	0.39	%(i)	0.39	%(h)
Waiver/Reimbursement	0.06%	0.06%		0.06%		0.06%	0.06	%(i)	0.14	%(k)
Net investment income	1.64%	1.75%		2.09	%(h)	1.67%	1.63	%(i)	1.53	%(h)
Portfolio turnover rate	2%	7%		5%		6%	7	%(g)	12%
Net assets, end of period (000s)	$383,538	$268,091		$101,119		$138,795	$87,528		$70,808

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%.

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Columbia Large Cap Index Fund—Class B Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$21.37	$14.20		$25.70		$27.14	$25.06		$23.49
Income from Investment Operations:
Net investment income(c)	0.20	0.19		0.28		0.24	0.20		0.10
Net realized and unrealized gain (loss) on investments and futures contracts	4.32	7.18		(11.53)		(1.48)	2.16		1.55
Total from investment operations	4.52	7.37		(11.25)		(1.24)	2.36		1.65
Less Distributions to Shareholders:
From net investment income	(0.19)	(0.20)		(0.25)		(0.20)	(0.28)		(0.08)
Increase from regulatory settlements	—	—	(d)	—		—	—		—
Net Asset Value, End of Period	$25.70	$21.37		$14.20		$25.70	$27.14		$25.06
Total return(e)(f)	21.22%	51.94%		(43.94)%		(4.63)%	9.47	%(g)	7.01	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.14%	1.14%		1.14	%(h)	1.14%	1.14	%(i)	1.14	%(h)(i)
Interest expense	—	—	%(j)	—		—	—		—	%(j)
Net expenses	1.14%	1.14%		1.14	%(h)	1.14%	1.14	%(i)	1.14	%(h)(i)
Waiver/Reimbursement	0.06%	0.06%		0.06%		0.06%	0.06	%(i)	0.12	%(i)(k)
Net investment income	0.87%	1.01%		1.28	%(h)	0.86%	0.87	%(i)	0.85	%(h)(i)
Portfolio turnover rate	2%	7%		5%		6%	7	%(g)	12	%(g)
Net assets, end of period (000s)	$3,550	$3,769		$3,248		$7,836	$10,302		$12,071

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Index Fund—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.42%	4.58%	$10,458.00	$42.96
2	10.25%	0.45%	9.34%	$10,933.84	$48.13
3	15.76%	0.45%	14.31%	$11,431.33	$50.32
4	21.55%	0.45%	19.51%	$11,951.45	$52.61
5	27.63%	0.45%	24.95%	$12,495.25	$55.01
6	34.01%	0.45%	30.64%	$13,063.78	$57.51
7	40.71%	0.45%	36.58%	$13,658.18	$60.12
8	47.75%	0.45%	42.80%	$14,279.63	$62.86
9	55.13%	0.45%	49.29%	$14,929.35	$65.72
10	62.89%	0.45%	56.09%	$15,608.64	$68.71
Total Gain After Fees and Expenses				$5,608.64
Total Annual Fees and Expenses Paid					$563.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

62

Columbia Large Cap Index Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.17%	3.83%	$10,383.00	$119.24
2	10.25%	1.20%	7.78%	$10,777.55	$126.96
3	15.76%	1.20%	11.87%	$11,187.10	$131.79
4	21.55%	1.20%	16.12%	$11,612.21	$136.80
5	27.63%	1.20%	20.53%	$12,053.47	$141.99
6	34.01%	1.20%	25.12%	$12,511.51	$147.39
7	40.71%	1.20%	29.87%	$12,986.94	$152.99
8	47.75%	1.20%	34.80%	$13,480.45	$158.80
9	55.13%	0.45%	40.94%	$14,093.81	$62.04
10	62.89%	0.45%	47.35%	$14,735.08	$64.86
Total Gain After Fees and Expenses				$4,735.08
Total Annual Fees and Expenses Paid					$1,242.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

63

Columbia Large Cap Index Fund

Class A and Class B Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

© 2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1266-99 C (7/11)

Columbia Large Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NINDX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Large Cap Index Fund

Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.20%
Fee waivers and/or reimbursements(a)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.17%

(a)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.17% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$17	$61	$110	$252

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

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may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 5.93%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.86%
Worst:	4th quarter 2008:	-21.97%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	5 years	10 years
Class Z shares returns before taxes	14.88%	2.18%	1.23%
Class Z shares returns after taxes on distributions	14.59%	1.84%	0.84%
Class Z shares returns after taxes on distributions and sale of Fund shares	10.05%	1.81%	0.89%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Adviser, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Adviser or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

The transfer agent fees for the Fund are payable by the Adviser.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.17% of the Fund’s average daily net assets

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attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

32

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund—Class Z Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$21.37	$14.18		$25.79		$27.29	$25.15		$22.82
Income from Investment Operations:
Net investment income(c)	0.43	0.38		0.51		0.53	0.45		0.42
Net realized and unrealized gain (loss) on investments and futures contracts	4.33	7.19		(11.59)		(1.49)	2.16		2.22
Total from investment operations	4.76	7.57		(11.08)		(0.96)	2.61		2.64
Less Distributions to Shareholders:
From net investment income	(0.41)	(0.38)		(0.53)		(0.54)	(0.47)		(0.31)
Increase from regulatory settlements	—	—	(d)	—		—	—		—
Net Asset Value, End of Period	$25.72	$21.37		$14.18		$25.79	$27.29		$25.15
Total return(e)(f)	22.44%	53.49%		(43.37)%		(3.72)%	10.44	%(g)	11.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.14%	0.14%		0.14	%(h)	0.14%	0.14	%(i)	0.14	%(h)
Interest expense	—	—	%(j)	—		—	—		—	%(j)
Net expenses	0.14%	0.14%		0.14	%(h)	0.14%	0.14	%(i)	0.14	%(h)
Waiver/Reimbursement	0.06%	0.06%		0.06%		0.06%	0.06	%(i)	0.14	%(k)
Net investment income	1.88%	2.00%		2.31	%(h)	1.87%	1.87	%(i)	1.78	%(h)
Portfolio turnover rate	2%	7%		5%		6%	7	%(g)	12%
Net assets, end of period (000s)	$3,050,979	$2,412,760		$1,359,555		$2,358,122	$2,571,196		$2,367,063

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

34

(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Index Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.17%	4.83%	$10,483.00	$17.41
2	10.25%	0.20%	9.86%	$10,986.18	$21.47
3	15.76%	0.20%	15.14%	$11,513.52	$22.50
4	21.55%	0.20%	20.66%	$12,066.17	$23.58
5	27.63%	0.20%	26.45%	$12,645.35	$24.71
6	34.01%	0.20%	32.52%	$13,252.32	$25.90
7	40.71%	0.20%	38.88%	$13,888.43	$27.14
8	47.75%	0.20%	45.55%	$14,555.08	$28.44
9	55.13%	0.20%	52.54%	$15,253.72	$29.81
10	62.89%	0.20%	59.86%	$15,985.90	$31.24
Total Gain After Fees and Expenses				$5,985.90
Total Annual Fees and Expenses Paid					$252.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Large Cap Index Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1268-99 C (7/11)

Columbia Mid Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class A Shares	NTIAX
Class I Shares	CIDIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Mid Cap Index Fund

Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class I Shares
Management fees	0.20%	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%	0.00%
Other expenses(a)	0.10%	0.03%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.56%	0.24%
Fee waivers and/or reimbursements(b)	-0.11%	-0.05%
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%	0.19%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.45% and 0.19% of the Fund’s average daily net assets attributable to Class A and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A or Class I shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$46	$168	$302	$690
Class I Shares	$19	$72	$129	$299

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 9.17%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	19.84%
Worst:	4th quarter 2008:	-25.53%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

	1 year	5 years	10 years
Class A shares returns before taxes	26.05%	5.40%	6.70%
Class A shares returns after taxes on distributions	25.82%	4.46%	5.83%
Class A shares returns after taxes on distributions and sale of Fund shares	17.21%	4.40%	5.57%
Class I shares returns before taxes	26.45%	5.68%	6.98%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A shares. There is no minimum initial investment for Class I shares. Class I shares are available to other Columbia Funds.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.45% and 0.19% of the Fund’s average daily net assets attributable to Class A and Class I shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore

12

will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

15

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on
certain
investments
of between
$1 million
and $50
million
redeemed
within 18
months of
purchase,
charged as
follows:
1.00%
CDSC if
redeemed
within 12
months of
purchase,
and 0.50%
CDSC if
redeemed
more than
12, but less
than 18,
months of
					purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

16

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

18

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

19

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

20

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

21

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on
certain
investments
of between
$1 million
and $50
million
redeemed
within 18
months of
purchase,
charged as
follows:
1.00%
CDSC if
redeemed
within 12
months of
purchase,
and 0.50%
CDSC if
redeemed
more than
12, but less
than 18,
months of
					purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

22

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

23

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

24

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

26

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

27

Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

28

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

29

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

30

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

36

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares

37

(comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

39

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

41

from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

45

compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

52

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

53

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund—Class A Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$9.44	$5.73	$10.86		$12.61	$12.49		$10.92
Income from Investment Operations:
Net investment income(c)	0.09	0.09	0.12		0.14	0.12		0.12
Net realized and unrealized gain (loss) on investments and futures contracts	2.94	3.71	(4.55)		(0.64)	0.64		2.15
Total from investment operations	3.03	3.80	(4.43)		(0.50)	0.76		2.27
Less Distributions to Shareholders:
From net investment income	(0.09)	(0.09)	(0.14)		(0.12)	(0.10)		(0.12)
From net realized gains	(0.05)	—	(0.56)		(1.13)	(0.54)		(0.58)
Total distributions to shareholders	(0.14)	(0.09)	(0.70)		(1.25)	(0.64)		(0.70)
Net Asset Value, End of Period	$12.33	$9.44	$5.73		$10.86	$12.61		$12.49
Total return(d)(e)	32.16%	66.35%	(42.11)%		(4.94)%	6.61	%(f)(g)	21.37%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	0.45%	0.43%	0.39%		0.39%	0.39	%(i)	0.39%
Interest expense	—	—	—	%(j)	—	—		—	%(j)
Net expenses(h)	0.45%	0.43%	0.39%		0.39%	0.39	%(i)	0.39%
Waiver/Reimbursement	0.05%	0.06%	0.10%		0.08%	0.09	%(i)	0.15	%s(k)
Net investment income(h)	0.83%	1.10%	1.36%		1.13%	1.08	%(i)	1.00%
Portfolio turnover rate	10%	15%	28%		26%	18	%(f)	24%
Net assets, end of period (000s)	$339,724	$168,264	$59,374		$72,095	$49,555		$18,115

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.

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(g)	Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement had an impact less than 0.01% on total return.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09% for the year ended March 31, 2006.

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Columbia Mid Cap Index Fund—Class I Shares

Period Ended February 28, 2011(a)
Net Asset Value, Beginning of Period	$10.19
Income from Investment Operations:
Net investment income(b)	0.04
Net realized and unrealized gain on investments and futures contracts	2.22
Total from investment operations	2.26
Less Distributions to Shareholders:
From net investment income	(0.11)
From net realized gains	(0.05)
Total distributions to shareholders	(0.16)
Net Asset Value, End of Period	$12.29
Total return(c)(d)(e)	22.27%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)(g)	0.19%
Waiver/Reimbursement(g)	0.04%
Net investment income(f)(g)	0.92%
Portfolio turnover rate(e)	10%
Net assets, end of period (000s)	$3

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Annualized.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Index Fund—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.56%	9.19%	$10,919.26	$59.79
3	15.76%	0.56%	14.04%	$11,404.14	$62.44
4	21.55%	0.56%	19.11%	$11,910.55	$65.21
5	27.63%	0.56%	24.39%	$12,439.45	$68.11
6	34.01%	0.56%	29.92%	$12,991.83	$71.13
7	40.71%	0.56%	35.69%	$13,568.74	$74.29
8	47.75%	0.56%	41.71%	$14,171.27	$77.59
9	55.13%	0.56%	48.01%	$14,800.56	$81.04
10	62.89%	0.56%	54.58%	$15,457.79	$84.64
Total Gain After Fees and Expenses				$5,457.79
Total Annual Fees and Expenses Paid					$690.26

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Mid Cap Index Fund—Class I Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.19%	4.81%	$10,481.00	$19.46
2	10.25%	0.24%	9.80%	$10,980.03	$25.62
3	15.76%	0.24%	15.03%	$11,502.82	$26.84
4	21.55%	0.24%	20.51%	$12,050.50	$28.11
5	27.63%	0.24%	26.24%	$12,624.26	$29.45
6	34.01%	0.24%	32.25%	$13,225.33	$30.85
7	40.71%	0.24%	38.55%	$13,855.03	$32.32
8	47.75%	0.24%	45.15%	$14,514.71	$33.86
9	55.13%	0.24%	52.06%	$15,205.79	$35.47
10	62.89%	0.24%	59.30%	$15,929.78	$37.16
Total Gain After Fees and Expenses				$5,929.78
Total Annual Fees and Expenses Paid					$299.14

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Mid Cap Index Fund

Class A and Class I Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1691-99 C (7/11)

Columbia Mid Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NMPAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Mid Cap Index Fund

 Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.10%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements(b)	-0.11%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.20%

(a)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$88	$163	$382

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

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may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 9.29%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	19.89%
Worst:	4th quarter 2008:	-25.45%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

	1 year	5 years	10 years
Class Z shares returns before taxes	26.44%	5.67%	6.98%
Class Z shares returns after taxes on distributions	26.16%	4.69%	6.05%
Class Z shares returns after taxes on distributions and sale of Fund shares	17.52%	4.63%	5.79%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund:

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taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

25

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

26

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

27

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund—Class Z Shares

	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$9.41	$5.71	$10.84		$12.61	$12.52		$10.94
Income from Investment Operations:
Net investment income(c)	0.11	0.11	0.15		0.17	0.14		0.14
Net realized and unrealized gain (loss) on investments and futures contracts	2.93	3.69	(4.55)		(0.64)	0.64		2.17
Total from investment operations	3.04	3.80	(4.40)		(0.47)	0.78		2.31
Less Distributions to Shareholders:
From net investment income	(0.11)	(0.10)	(0.17)		(0.17)	(0.15)		(0.15)
From net realized gains	(0.05)	—	(0.56)		(1.13)	(0.54)		(0.58)
Total distributions to shareholders	(0.16)	(0.10)	(0.73)		(1.30)	(0.69)		(0.73)
Net Asset Value, End of Period	$12.29	$9.41	$5.71		$10.84	$12.61		$12.52
Total return(d)(e)	32.45%	66.71%	(41.92)%		(4.75)%	6.82	%(f)(g)	21.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)	0.20%	0.18%	0.14%		0.14%	0.14	%(i)	0.14%
Interest expense	—	—	—	%(j)	—	—		—	%(j)
Net expenses(h)	0.20%	0.18%	0.14%		0.14%	0.14	%(i)	0.14%
Waiver/Reimbursement	0.05%	0.06%	0.10%		0.08%	0.09	%(i)	0.15	%(k)
Net investment income(h)	1.08%	1.36%	1.59%		1.38%	1.30	%(i)	1.25%
Portfolio turnover rate	10%	15%	28%		26%	18	%(g)	24%
Net assets, end of period (000s)	$2,479,455	$1,791,140	$971,538		$1,875,184	$2,033,709		$1,996,247

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on total return.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.
(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09% for the year ended March 31, 2006.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Index Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.31%	9.72%	$10,971.57	$33.19
3	15.76%	0.31%	14.86%	$11,486.20	$34.74
4	21.55%	0.31%	20.25%	$12,024.97	$36.37
5	27.63%	0.31%	25.89%	$12,589.01	$38.08
6	34.01%	0.31%	31.80%	$13,179.51	$39.87
7	40.71%	0.31%	37.98%	$13,797.71	$41.74
8	47.75%	0.31%	44.45%	$14,444.90	$43.69
9	55.13%	0.31%	51.22%	$15,122.45	$45.74
10	62.89%	0.31%	58.32%	$15,831.78	$47.89
Total Gain After Fees and Expenses				$5,831.78
Total Annual Fees and Expenses Paid					$381.79

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Mid Cap Index Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1693-99 C (7/11)

Columbia Small Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbols
Class A Shares	NMSAX
Class B Shares	CIDBX
Class R4 Shares	CIDUX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

2

Columbia Small Cap Index Fund

 Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares		Class R4 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A	N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	5.00	%(a)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class R4 Shares
Management fees	0.20%	0.20%	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.00%	0.00%	0.25%
Total annual Fund operating expenses	0.45%	1.20%	0.45%

(a)	This charge decreases over time.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, or Class R4 shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$46	$144	$252	$567
Class B Shares
Assuming no redemption of shares	$122	$381	$660	$1,246
Assuming complete redemption of shares at the end of the period	$622	$681	$860	$1,246
Class R4 Shares	$46	$144	$252	$567

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

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 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class B and Class R4 shares commenced operations on March 7, 2011; therefore calendar year performance information for these share classes is not yet available. Class B shares and Class R4 shares would have annual returns substantially similar to those of Class A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class B shares or Class R4 shares and Class A shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of March 31, 2011: 7.60%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	21.02%
Worst:	4th quarter 2008:	-25.03%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P SmallCap 600® Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

	1 year	5 years	10 years
Class A shares returns before taxes	25.71%	4.34%	7.15%
Class A shares returns after taxes on distributions	25.46%	3.06%	6.27%
Class A shares returns after taxes on distributions and sale of Fund shares	17.01%	3.42%	6.05%
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)	26.31%	4.64%	7.66%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

7

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A shares. There is no minimum initial investment for Class R4 shares. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares. Class R4 shares are available to qualifying institutional investors and are closed to new investors.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

9

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

11

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Adviser, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Adviser or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

The transfer agent fees for the Fund are payable by the Adviser.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.45%, 1.20% and 0.45% of the Fund’s average daily

12

net assets attributable to Class A, Class B and Class R4 shares, respectively. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

13

 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase (i)	none	5.00% maximum, gradually declining to 0% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e., fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia Funds: 0.50% distribution fee Legacy RiverSource Funds: 0.50% fee, of which service fee may be up to 0.25%	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R3*	Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R4*	Class R4 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	Class R5 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. (k)	none	none	none	none	none	none

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	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia Funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For more information on these voluntary waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund and Columbia Global Extended Alpha Fund. For other Funds, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of money market Funds or the Funds identified in footnote (f) above. Shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur, for Legacy Columbia Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC, and, for Legacy RiverSource Fund Class A shareholders, a 1.00% CDSC if those shares are redeemed within 18 months of purchase and redemptions after 18 months will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Class B Shares Closed.

(i)

Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of such share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Transaction Rules and Policies – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee.
(m)

Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	For more information, see Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

•	The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund in the table below) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Emerging Markets Macro Fund and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Balanced Fund is treated as an equity Fund for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•

If you purchased shares of a Legacy Columbia Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase. If you purchased shares of a Legacy RiverSource Fund on or before September 3, 2010, you will incur a 1.00% CDSC if you redeem those shares within 18 months of purchase.

•

If you purchased shares of any Fund after September 3, 2010, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for Class B shares of Legacy RiverSource Funds (other than former Seligman Funds) purchased before May 21, 2005, the start of the holding period is the first day of the calendar year in which your purchase was made. When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

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Class A Shares—Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund.
**	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares generally declines each year until there is no sales charge for selling shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource Fund (other than a Legacy RiverSource Fund that was formerly a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

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Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares—Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund and, for certain Funds, when shares were purchased. In general, Class B shares convert to Class A shares after eight years. For a description of the Funds’ Class B shares’ conversion to Class A shares and related information, see Appendix C to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares—Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares after one year are not subject to a CDSC.

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Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. For more information about investing in Class R shares of the Fund, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

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Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares as follows:

•	Shareholders who purchased Class T shares of a Fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased Class T shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares—Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%*
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	For eligible employee benefit plans, selling agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund and Columbia Government Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

The exclusion of direct purchase of Columbia Money Market Fund and Columbia Government Money Market Fund shares from aggregation for ROA and LOI purposes reflected in the preceding two paragraphs becomes effective on August 1, 2011. Prior to August 1, 2011, shares of Columbia Money Market Fund and Columbia Government Money Market Fund may be aggregated for ROA and LOI purposes to the same extent as shares of other Funds.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

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FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

Accounts that are eligible for account value aggregation as described above include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; investments in wrap accounts. Accounts that are not eligible for account value aggregation as described above include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

For a more complete description of the accounts eligible for account value aggregation as described above (as well as those accounts not eligible), see Appendix C to the SAI.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Fund Board members, certain employees of selling agents, Fund portfolio managers and certain employee benefit plans. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix C to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix C to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death, that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1/2; in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of shares of Class A, Class B, Class C and Class T shares, see Appendix C to the SAI.

33

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling shares of the Fund and providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and/or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia Funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%

Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

35

Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund

	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Legacy Columbia Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Corporate Income Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3,

36

2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B shares, and, for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents, and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their selling agents with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares

37

(comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

39

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, Class B, Class C and Class T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund

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to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market Fund. Please consult your selling agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments).

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred

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compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class R3, Class R4 or Class R5 shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Additional Eligible Investors

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

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	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, Class B, Class C or Class T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment for Class A, Class C and Class T shares is $100 through July 31, 2011, after which there will be no minimum additional investment for any share class.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum additional investment amount is $50 for purchases made through systematic investment plans by Individual Retirement Accounts and $100 for purchases of Class A, Class C and Class T shares made through systematic investment plans by non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Transaction Rules and Polices – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

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You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

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•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R and Class T shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You

52

will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class A, Class B (redeem only), Class C, Class T and Class W (redeem only) of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class A, Class B (redeem only), Class C and Class T shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the

53

portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Because Class B and Class R4 shares of the Fund commenced operations after the Fund’s fiscal year end, no financial highlights are provided for these share classes.

Columbia Small Cap Index Fund—Class A Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$13.97		$8.58		$17.70		$22.19		$23.24		$19.16
Income from Investment Operations:
Net investment income(c)	0.12		0.08		0.17		0.18		0.10		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	4.14		5.40		(7.25)		(2.05)		0.48		4.32
Total from investment operations	4.26		5.48		(7.08)		(1.87)		0.58		4.45
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.09)		(0.17)		(0.17)		(0.09)		(0.09)
From net realized gains	(0.10)		—		(1.87)		(2.45)		(1.54)		(0.28)
Total distributions to shareholders	(0.22)		(0.09)		(2.04)		(2.62)		(1.63)		(0.37)
Increase from Regulatory Settlements	—		—	(d)	—		—		—		—
Net Asset Value, End of Period	$18.01		$13.97		$8.58		$17.70		$22.19		$23.24
Total return(e)	30.55	%(f)	63.90	%(f)	(42.43)%		(9.74)%		3.09	%(f)(g)(h)	23.46	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.45%		0.45%		0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.46	%(i)
Interest expense	—		—		—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)
Net expenses	0.45%		0.45%		0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.46	%(i)
Waiver/Reimbursement	—	%(k)	—	%(k)	—		—		—	%(j)(k)	0.07	%(l)
Net investment income	0.73%		0.68%		1.15	%(i)	0.81	%(i)	0.51	%(i)(j)	0.62	%(i)
Portfolio turnover rate	14%		14%		35%		24%		15	% (g)	20%
Net assets, end of period (000s)	$183,578		$96,238		$33,273		$46,078		$51,681		$45,365

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(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to trading errors. This reimbursement had an impact of less than 0.01% on total return.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Index Fund—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.45%	14.28%	$11,428.05	$50.31
4	21.55%	0.45%	19.48%	$11,948.03	$52.60
5	27.63%	0.45%	24.92%	$12,491.67	$54.99
6	34.01%	0.45%	30.60%	$13,060.04	$57.49
7	40.71%	0.45%	36.54%	$13,654.27	$60.11
8	47.75%	0.45%	42.76%	$14,275.54	$62.84
9	55.13%	0.45%	49.25%	$14,925.08	$65.70
10	62.89%	0.45%	56.04%	$15,604.17	$68.69
Total Gain After Fees and Expenses				$5,604.17
Total Annual Fees and Expenses Paid					$566.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

61

Columbia Small Cap Index Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	3.80%	$10,380.00	$122.28
2	10.25%	1.20%	7.74%	$10,774.44	$126.93
3	15.76%	1.20%	11.84%	$11,183.87	$131.75
4	21.55%	1.20%	16.09%	$11,608.86	$136.76
5	27.63%	1.20%	20.50%	$12,050.00	$141.95
6	34.01%	1.20%	25.08%	$12,507.90	$147.35
7	40.71%	1.20%	29.83%	$12,983.20	$152.95
8	47.75%	1.20%	34.77%	$13,476.56	$158.76
9	55.13%	0.45%	40.90%	$14,089.74	$62.02
10	62.89%	0.45%	47.31%	$14,730.82	$64.85
Total Gain After Fees and Expenses				$4,730.82
Total Annual Fees and Expenses Paid					$1,245.60

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Small Cap Index Fund—Class R4 Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.45%	9.31%	$10,930.70	$48.12
3	15.76%	0.45%	14.28%	$11,428.05	$50.31
4	21.55%	0.45%	19.48%	$11,948.03	$52.60
5	27.63%	0.45%	24.92%	$12,491.67	$54.99
6	34.01%	0.45%	30.60%	$13,060.04	$57.49
7	40.71%	0.45%	36.54%	$13,654.27	$60.11
8	47.75%	0.45%	42.76%	$14,275.54	$62.84
9	55.13%	0.45%	49.25%	$14,925.08	$65.70
10	62.89%	0.45%	56.04%	$15,604.17	$68.69
Total Gain After Fees and Expenses				$5,604.17
Total Annual Fees and Expenses Paid					$566.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Small Cap Index Fund

Class A, B, and R4 Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1696-99 C (7/11)

Columbia Small Cap Index Fund

Prospectus July 1, 2011

Class	Ticker Symbol
Class Z Shares	NMSCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

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Columbia Small Cap Index Fund

 Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.20%

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$64	$113	$255

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

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 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

 Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives

5

may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (“larger companies”) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s or a sub-adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

*	Year-to-date return as of March 31, 2011: 7.64%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	21.13%
Worst:	4th quarter 2008:	-24.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the S&P SmallCap 600® Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

	1 year	5 years	10 years
Class Z shares returns before taxes	26.06%	4.60%	7.44%
Class Z shares returns after taxes on distributions	25.77%	3.26%	6.48%
Class Z shares returns after taxes on distributions and sale of Fund shares	17.29%	3.62%	6.25%
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)	26.31%	4.64%	7.66%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000.

Tax Information

The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser or Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board of Trustees (the Board) without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments and their risks are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from any such funds that are affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semi-annual reports to shareholders.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately but no earlier than 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

10

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds and the RiverSource-, Seligman- and Threadneedle-branded funds (Columbia Funds), including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.10% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended February 28, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From June 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services.

The Adviser, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Adviser or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	0.10%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

The transfer agent fees for the Fund are payable by the Adviser.

Expense Reimbursement Arrangements

The Adviser, the Transfer Agent, the Distributor and the Fund have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Fund at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Fund’s peer group (as determined by an independent third party data provider as of a date agreed by the parties). The cap level applicable to the Fund’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets

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attributable to Class Z shares. The following expenses are excluded from the Fund’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund’s Board.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

The Columbia Funds, Columbia Acorn Funds and RiverSource Funds share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling agent (as defined below) should consider the combined market value of all Columbia, Columbia Acorn and RiverSource Funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. For a list of Legacy RiverSource Funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

FUNDamentalsTM

Fund Share Classes

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus.

Funds Contact Information

Additional information about the Funds can be obtained at columbiamanagement.com*, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809.

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Description of the Share Class

Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you.

The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to financial intermediaries that are authorized to sell shares of the Fund. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares – Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

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Selling Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to selling agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn Funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting

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from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in

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transactions that violate the Fund’s excessive trading policies and procedures. For more information, see Buying, Selling and Exchanging Shares – Excessive Trading Practices.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Investments.

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Additional Eligible Investors

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed in this prospectus.

Minimum Initial Investments and Account Balances

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

The minimum additional investment is $100 through July 31, 2011, after which there will be no minimum additional investment.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling agent to set up the plan. The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

The minimum additional investment amount for purchases made through systematic investment plans is $50 for Individual Retirement Accounts and $100 for non-qualified accounts through July 31, 2011, after which there will be no minimum additional investment amounts.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling agents to carry out its obligations to its customers.

The Fund may engage selling agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

25

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling agent receives your sell order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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•	The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

Other Exchange Rules You Should Know

•	Exchanges are made at NAV next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling agent process your transaction. If you maintain your account directly with your selling agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

27

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an ACH transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Orders

You may buy or sell (redeem) Class Z shares of the Fund by wiring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may buy or redeem Class Z shares of the Fund by electronically transferring money to or from your bank account to or from your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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The minimum investment amount for additional purchases via electronic funds transfer is $100 through July 31, 2011, after which there will be no minimum investment amount for additional purchases.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described above for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized capital gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders. These losses may be subject to certain limitations.

Taxes and Your Investment

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates described below. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, generally the top individual U.S. federal income tax rate on net long-term capital gain (and qualified dividend income) has been reduced to 15% (0% for individuals in the 10% and 15% Federal income tax brackets).

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

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•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim an offsetting foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed under the “wash sale” rules.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Index Fund—Class Z Shares

	Year Ended February 28, 2011		Year Ended February 28, 2010		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007(a)		Year Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$14.01		$8.60		$17.76		$22.27		$23.35		$19.24
Income from Investment Operations:
Net investment income(c)	0.15		0.12		0.21		0.23		0.15		0.18
Net realized and unrealized gain (loss) on investments and futures contracts	4.15		5.40		(7.27)		(2.05)		0.48		4.35
Total from investment operations	4.30		5.52		(7.06)		(1.82)		0.63		4.53
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.11)		(0.23)		(0.24)		(0.17)		(0.14)
From net realized gains	(0.10)		—		(1.87)		(2.45)		(1.54)		(0.28)
Total distributions to shareholders	(0.25)		(0.11)		(2.10)		(2.69)		(1.71)		(0.42)
Increase from Regulatory Settlements	—		—	(d)	—		—		—		—
Net Asset Value, End of Period	$18.06		$14.01		$8.60		$17.76		$22.27		$23.35
Total return(e)	30.81	%(f)	64.34	%(f)	(42.28)%		(9.52)%		3.34	%(f)(g)(h)	23.80	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.20%		0.20%		0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.21	%(i)
Interest expense	—		—		—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)
Net expenses	0.20%		0.20%		0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.21	%(i)
Waiver/Reimbursement	—	%(k)	—	%(k)	—		—		—	%(j)(k)	0.07	%(l)
Net investment income	0.97%		0.95%		1.39	%(i)	1.06	%(i)	0.76	%(i)(j)	0.87	%(i)
Portfolio turnover rate	14%		14%		35%		24%		15	%(g)	20%
Net assets, end of period (000s)	$1,681,152		$1,309,989		$660,059		$1,244,382		$1,521,291		$1,606,958

34

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.
(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming all distributions reinvested.
(f)	Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to trading errors. This reimbursement had an impact of less than 0.01% on total return.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Annualized.
(k)	Rounds to less than 0.01%.
(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses, in each case assuming a 5% return each year. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Cap Index Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.20%	4.80%	$10,480.00	$20.48
2	10.25%	0.20%	9.83%	$10,983.04	$21.46
3	15.76%	0.20%	15.10%	$11,510.23	$22.49
4	21.55%	0.20%	20.63%	$12,062.72	$23.57
5	27.63%	0.20%	26.42%	$12,641.73	$24.70
6	34.01%	0.20%	32.49%	$13,248.53	$25.89
7	40.71%	0.20%	38.84%	$13,884.46	$27.13
8	47.75%	0.20%	45.51%	$14,550.91	$28.44
9	55.13%	0.20%	52.49%	$15,249.35	$29.80
10	62.89%	0.20%	59.81%	$15,981.32	$31.23
Total Gain After Fees and Expenses				$5,981.32
Total Annual Fees and Expenses Paid					$255.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Small Cap Index Fund

Class Z Shares

Prospectus July 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1698-99 C (7/11)

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2011

Fund
Columbia California Intermediate Municipal Bond Fund
Class A: NACMX	Class B: CCIBX	Class C: CCICX	Class Z: NCMAX
Columbia Convertible Securities Fund
Class A: PACIX	Class B: NCVBX	Class C: PHIKX	Class I: CCSIX
Class Z: NCIAX
Columbia Georgia Intermediate Municipal Bond Fund
Class A: NGIMX	Class B: NGITX	Class C: NGINX	Class Z: NGAMX
Columbia International Value Fund
Class A: NIVLX	Class B: NBIVX	Class C: NVICX	Class I: CVLIX
Class R: CIVRX	Class Z: EMIEX
Columbia Large Cap Core Fund
Class A: NSGAX	Class B: NSIBX	Class C: NSGCX	Class I: CLPIX
Class W: CLCWX	Class Z: NSEPX
Columbia Large Cap Enhanced Core Fund
Class A: NMIAX	Class I: CCEIX	Class R: CCERX	Class Y: CECYX
Class Z: NMIMX
Columbia Large Cap Index Fund
Class A: NEIAX	Class B: CLIBX	Class Z: NINDX
Columbia Large Cap Value Fund
Class A: NVLEX	Class B: NVLNX	Class C: NVALX	Class I: CLRIX
Class R: CVURX	Class W: CLVWX	Class Y: CLCYX	Class Z: NVLUX
Columbia LifeGoal® Balanced Growth Portfolio
Class A: NBIAX	Class B: NLBBX	Class C: NBICX	Class R: CLBRX
Class T: CGGTX	Class Z: NBGPX
Columbia LifeGoal® Growth Portfolio
Class A: NLGIX	Class B: NLGBX	Class C: NLGCX	Class R: CLGRX
Class R4: CGRUX	Class Z: NGPAX
Columbia LifeGoal® Income and Growth Portfolio
Class A: NLGAX	Class B: NLIBX	Class C: NIICX	Class R: CLIRX
Class Z: NIPAX
Columbia LifeGoal® Income Portfolio
Class A: NLFAX	Class B: NLOBX	Class C: NLFCX	Class Z: CLGZX
Columbia Marsico 21st Century Fund
Class A: NMTAX	Class B: NMTBX	Class C: NMYCX	Class R: CMTRX
Class Z: NMYAX
Columbia Marsico Focused Equities Fund
Class A: NFEAX	Class B: NFEBX	Class C: NFECX	Class I: CMRIX
Class Z: NFEPX
Columbia Marsico Global Fund
Class A: COGAX	Class C: COGCX	Class R: COGRX	Class Z: COGZX
Columbia Marsico Growth Fund
Class A: NMGIX	Class B: NGIBX	Class C: NMICX	Class I: CMWIX
Class R: CMWRX	Class W: CMSWX	Class Z: NGIPX

C-6518 E (7/11)

Fund
Columbia Marsico International Opportunities Fund
Class A: MAIOX	Class B: MBIOX	Class C: MCIOX	Class I: CMOIX
Class R: CMORX	Class Z: NMOAX
Columbia Maryland Intermediate Municipal Bond Fund
Class A: NMDMX	Class B: NMITX	Class C: NMINX	Class Z: NMDBX
Columbia Masters International Equity Portfolio
Class A: CMTAX	Class B: CMTBX	Class C: CMTCX	Class R: CMERX
Class Z: CMTZX
Columbia Mid Cap Index Fund
Class A: NTIAX	Class I: CIDIX	Class Z: NMPAX
Columbia Mid Cap Value Fund
Class A: CMUAX	Class B: CMUBX	Class C: CMUCX	Class I: CMVUX
Class R: CMVRX	Class R4: CMUFX	Class W: CMUWX	Class Y: CMVYX
Class Z: NAMAX
Columbia Multi-Advisor International Equity Fund
Class A: NIIAX	Class B: NIENX	Class C: NITRX	Class I: CUAIX
Class R: CIERX	Class R4: CMEFX	Class W: CMAWX	Class Y: CMIYX
Class Z: NIEQX
Columbia North Carolina Intermediate Municipal Bond Fund
Class A: NNCIX	Class B: NNITX	Class C: NNINX	Class Z: NNIBX
Columbia Overseas Value Fund
Class A*: —	Class C*: —	Class I: COVIX	Class R*: —
Class W: COVWX	Class Z: COSZX
Columbia Short Term Bond Fund
Class A: NSTRX	Class B: NSTFX	Class C: NSTIX	Class I: CTMIX
Class R: CSBRX	Class R4: CBRFX	Class W: CSBWX	Class Y: CSBYX
Class Z: NSTMX
Columbia Short Term Municipal Bond Fund
Class A: NSMMX	Class B: NSMNX	Class C: NSMUX	Class Z: NSMIX
Columbia Small Cap Growth Fund II
Class A: NSCGX	Class B: NCPBX	Class C: NCPCX	Class Z: PSCPX
Columbia Small Cap Index Fund
Class A: NMSAX	Class B: CIDBX	Class R4: CIDUX	Class Z: NMSCX
Columbia Small Cap Value Fund II
Class A: COVAX	Class B: COVBX	Class C: COVCX	Class I: CSLIX
Class R: CCTRX	Class Z: NSVAX
Columbia South Carolina Intermediate Municipal Bond Fund
Class A: NSCIX	Class B: NISCX	Class C: NSICX	Class Z: NSCMX
Columbia Virginia Intermediate Municipal Bond Fund
Class A: NVAFX	Class B: NVANX	Class C: NVRCX	Class Z: NVABX
Corporate Bond Portfolio
Shares: NCOBX
Mortgage- and Asset-Backed Portfolio
Shares: NMTGX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement, as amended, between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Brandes	Brandes Investment Partners, L.P.

California Intermediate Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the Columbia, RiverSource, Threadneedle and Seligman brands

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex that used the Columbia brand prior to September 27, 2010, as listed on Appendix E hereto

Convertible Securities Fund	Columbia Convertible Securities Fund

Custodian	State Street Bank and Trust Company or JPMorgan Chase Bank, N.A.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of Columbia Funds Master Investment Trust, LLC (CMIT)

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

Georgia Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustees	The Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of the Funds

International Value Fund	Columbia International Value Fund

Investment Management Services Agreement	The investment management services agreement, as amended, between the Trust, on behalf of the Funds, and the Adviser

Investment Sub-Advisory Agreement	The investment subadvisory agreement among the Trust on behalf of the Fund(s), the Adviser and a Fund’s investment subadviser(s), as the context may require

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A., Custodian for certain Funds

Large Cap Core Fund	Columbia Large Cap Core Fund

Large Cap Enhanced Core Fund	Columbia Large Cap Enhanced Core Fund

Large Cap Index Fund	Columbia Large Cap Index Fund

Large Cap Value Fund	Columbia Large Cap Value Fund

LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio

LifeGoal® Growth Portfolio	Columbia LifeGoal® Growth Portfolio

LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio

LifeGoal® Income Portfolio	Columbia LifeGoal® Income Portfolio

LifeGoal® Portfolios	Each of LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, LifeGoal® Income and Growth Portfolio and LifeGoal® Income Portfolio

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

Marsico 21st Century Fund	Columbia Marsico 21st Century Fund

Marsico Focused Equities Fund	Columbia Marsico Focused Equities Fund

Marsico Global Fund	Columbia Marsico Global Fund

Marsico Growth Fund	Columbia Marsico Growth Fund

Marsico International Opportunities Fund	Columbia Marsico International Opportunities Fund

Maryland Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund

Masters International Equity Portfolio	Columbia Masters International Equity Portfolio

Mid Cap Index Fund	Columbia Mid Cap Index Fund

Mid Cap Value Fund	Columbia Mid Cap Value Fund

Moody’s	Moody’s Investors Service, Inc.

Multi-Advisor International Equity Fund	Columbia Multi-Advisor International Equity Fund

NASDAQ	National Association of Securities Dealers Automated Quotations system

North Carolina Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Overseas Value Fund	Columbia Overseas Value Fund

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Short Term Bond Fund	Columbia Short Term Bond Fund

Short Term Municipal Bond Fund	Columbia Short Term Municipal Bond Fund

Small Cap Growth Fund II	Columbia Small Cap Growth Fund II

Small Cap Index Fund	Columbia Small Cap Index Fund

Small Cap Value Fund II	Columbia Small Cap Value Fund II

South Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund

State Street	State Street Bank and Trust Company, Custodian for certain funds

Threadneedle	Threadneedle International Limited

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Virginia Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On September 29, 2009, Ameriprise Financial entered into an agreement with BANA to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the Transaction). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Columbia Funds Complex and funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands. Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with a fiscal year end of February 28

On or about September 26, 2005, the names of certain of the Funds were changed as follows: Nations Convertible Securities Fund to Columbia Convertible Securities Fund, Nations Value Fund to Columbia Large Cap Value Fund, Nations Marsico 21st Century Fund to Columbia Marsico 21st Century Fund, Nations MidCap Value Fund to Columbia Mid Cap Value Fund, Nations SmallCap Value Fund to Columbia Small Cap Value Fund II, Nations Strategic Growth Fund to Columbia Large Cap Core Fund, Nations Marsico Focused Equities Fund to Columbia Marsico Focused Equities Fund, Nations Marsico Growth Fund to Columbia Marsico Growth Fund, Nations Small Company Fund to Columbia Small Cap Growth Fund II, Nations Marsico International Opportunities Fund to Columbia Marsico International Opportunities Fund, Nations International Equity Fund to Columbia Multi-Advisor International Equity Fund, Nations International Value Fund to Columbia International Value Fund, Nations LargeCap Index Fund to Columbia Large Cap Index Fund, Nations MidCap Index Fund to Columbia Mid Cap Index Fund, Nations SmallCap Index Fund to Columbia Small Cap Index Fund and Nations LargeCap Enhanced Core Fund to Nations Large Cap Enhanced Core Fund.

On February 28, 2008, each of Large Cap Core Fund, Marsico Focused Equities Fund and Small Cap Growth Fund II converted from a feeder fund in a master/feeder structure to a stand-alone fund. On November 10, 2008, Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund.

Prior to August 2006, Convertible Securities Fund, Large Cap Value Fund, Marsico 21st Century Fund, Marsico International Opportunities Fund, Multi-Advisor International Equity Fund, Mid Cap Value Fund, Small Cap Value Fund II, Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Large Cap Enhanced Core Fund each had a fiscal year end of March 31.

Prior to October 2007, International Value Fund, Large Cap Core Fund, Marsico Focused Equities Fund, Marsico Growth Fund and Small Cap Growth Fund II each had a fiscal year end of March 31.

International Value Fund is a Feeder Fund that seeks to achieve its investment objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with the same investment objective, principal investment strategies and investment risks. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC. As of March 30, 2007, Columbia Funds Master Investment Trust, LLC converted from a Delaware statutory trust to a Delaware limited liability company. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this SAI.

Each of the Funds represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is diversified, except Marsico Focused Equities Fund. Each of the Funds has a fiscal year end of February 28. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

Funds with a fiscal year end of March 31

On September 26, 2005, the names of certain of the Funds were changed as follows: Nations California Intermediate Municipal Bond Fund to Columbia California Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund to Columbia Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund to Columbia Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund to Columbia North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund to Columbia South Carolina Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund to Columbia Virginia Intermediate Municipal Bond Fund, Nations Short-Term Income Fund to Columbia Short Term Bond Fund, Nations Short-Term Municipal Income Fund to Columbia Short Term Municipal Bond Fund, Nations LifeGoal® Growth Portfolio to Columbia LifeGoal® Growth Portfolio, Nations LifeGoal® Balanced Growth Portfolio to Columbia LifeGoal® Balanced Growth Portfolio, Nations LifeGoal® Income and Growth Portfolio to Columbia LifeGoal® Income and Growth Portfolio and Nations LifeGoal® Income Portfolio to Columbia LifeGoal® Income Portfolio.

Each of the LifeGoal® Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Masters International Equity Portfolio was first offered as a series of the Trust on February 15, 2006. The Portfolio is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Each of the Funds represents a separate series of the Trust and, except for the Maryland Intermediate Municipal Bond Fund, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.

Each Fund other than Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;

2.	Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate;

3.	Purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds; and

7.

Except Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

As a matter of fundamental policy, under normal circumstances, California Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, each will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

As a matter of fundamental policy, under normal circumstances, Short Term Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
California Intermediate Municipal Bond Fund	✓	✓	✓
Convertible Securities Fund	✓	✓	✓	✓
Corporate Bond Portfolio	✓	✓	✓	✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓
International Value Fund	✓	✓	✓	✓
Large Cap Core Fund	✓	✓	✓	✓
Large Cap Enhanced Core Fund	✓	✓	✓	✓
Large Cap Index Fund	✓	✓	✓	✓
Large Cap Value Fund	✓	✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓
LifeGoal® Growth Portfolio	✓	✓	✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓
LifeGoal® Income Portfolio	✓	✓	✓
Marsico 21st Century Fund	✓	✓	✓	✓
Marsico Focused Equities Fund	✓	✓	✓	✓
Marsico Global Fund	✓	✓	✓	✓
Marsico Growth Fund	✓	✓	✓	✓
Marsico International Opportunities Fund	✓	✓	✓	✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓
Masters International Equity Portfolio	✓	✓	✓	✓
Mid Cap Index Fund	✓	✓	✓	✓
Mid Cap Value Fund	✓	✓	✓	✓
Mortgage- and Asset- Backed Portfolio	✓	✓	✓	✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Overseas Value Fund	✓	✓	✓
Short Term Bond Fund	✓	✓	✓	✓
Short Term Municipal Bond Fund	✓	✓	✓	✓

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
Small Cap Growth Fund II	✓	✓	✓	✓
Small Cap Index Fund	✓	✓	✓	✓
Small Cap Value Fund II	✓	✓	✓	✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Funds total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Adviser may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, the Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	International Value Fund
Asset-Backed Securities	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓

Investment Type	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	International Value Fund
Foreign Currency Transactions	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓
Initial Public Offerings		✓	✓		✓
Investing in a Master Portfolio					✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Municipal Securities	✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓
Standby Commitments
Stripped Securities		✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓
Warrants and Rights		✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates					✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓		✓	✓	✓	✓	✓
Investing in a Master Portfolio					✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities					✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Standby Commitments					✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates							✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Municipal Securities						✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Standby Commitments							✓
Stripped Securities	✓	✓	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓		✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings		✓	✓	✓		✓	✓	✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Municipal Securities			✓		✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓		✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓		✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓	✓			✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓		✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Warrants and Rights	✓	✓	✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓		✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓		✓	✓

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓
Initial Public Offerings	✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Municipal Securities				✓	✓
Participation Interests	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
U.S. Government and Related Obligations	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and the common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security owned by the Fund is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investing in a Master Portfolio

Investing in a Master Portfolio is the way in which the Fund may seek to achieve its investment objective. The 1940 Act permits the Fund, under certain conditions, to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, the Fund (the Feeder Fund) invests all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks as the Feeder Fund. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC, which is organized as a limited liability company under the laws of the State of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with other Master Portfolios, may invest in the Master Portfolio from time to time. Accordingly, there also may be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio that may have higher or lower fees and expenses than those of the Feeder Fund and that, therefore, may have different performance results than the Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale. For example, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to the Feeder Fund alone, as well as, over time, to enjoy other benefits associated with achieving economies of scale.

Investing in a Master Portfolio is subject to certain risks. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund’s shareholders). This could cause the Feeder Fund to withdraw its investment in the Master Portfolio. The Feeder Fund also may withdraw its investment in the Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action should be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having, for example, the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Feeder Fund, such as decreased economies of scale and increased per share operating expenses.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds” or “high yield” bonds) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since 2009, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage backed securities. While the Federal Reserve’s purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings. Each state’s municipal securities may include, in addition to securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities, securities issued by the governments of Guam, Puerto Rico or the U.S. Virgin Islands. These securities may be subject to different risks than municipal securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the economic conditions, legal matters and key risks associated with investments in certain states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending of Portfolio Securities

To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Adviser, of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the lending of portfolio securities includes: Credit Risk.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) calendar days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Adviser’s legal department, the Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Institutional Shareholder Services Inc.	None	Access in connection with testing the firm’s proxy services.	Daily

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JPMorgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

JPMorgan and State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 225 Franklin Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

The International Value Fund is a Feeder Fund and does not pay investment advisory fees because it invests all of its assets in Columbia International Value Master Portfolio. The Adviser earns its fee as the investment adviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund/Portfolio – Annual Fund/Portfolio Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
California Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Georgia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
International Value Fund*	0.85%	0.80%	0.75%	0.70%	0.68%	0.66%
Large Cap Core Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Large Cap Enhanced Core Fund	0.690%	0.645%	0.600%	0.550%	0.540%	0.520%
Large Cap Value Fund	0.710%	0.665%	0.620%	0.570%	0.560%	0.540%
Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Focused Equities Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Growth Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Maryland Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Multi-Advisor International Equity Fund	0.790%	0.745%	0.700%	0.650%	0.640%	0.620%
North Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Overseas Value Fund	0.790%	0.745%	0.700%	0.650%	0.640%	0.620%
South Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Virginia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

*	Investment advisory fees are paid by Columbia International Value Master Portfolio, the Master Portfolio of the Feeder Fund.

Fund	All assets
Corporate Bond Portfolio	0.00%
Large Cap Index Fund	0.10%
Marsico Global Fund	0.80%
Marsico International Opportunities Fund	0.80%
Masters International Equity Portfolio	0.00%
Mid Cap Index Fund	0.10%
Mortgage- and Asset-Backed Portfolio	0.00%
Small Cap Index Fund	0.10%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion
Convertible Securities Fund	0.760%	0.715%	0.670%	0.620%
Mid Cap Value Fund	0.760%	0.715%	0.670%	0.620%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $9 billion
Short Term Bond Fund	0.360%	0.355%	0.350%	0.345%	0.330%	0.315%

Fund	In excess of $9 billion and up to $10 billion	In excess of $10 billion and up to $15 billion	In excess of $15 billion and up to $20 billion	In excess of $20 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
Short Term Bond Fund	0.310%	0.300%	0.290%	0.280%	0.260%	0.240%

Fund	First $1 billion	In excess of $1 billion and up to $2 billion	In excess of $2 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion and up to $7.5 billion	In excess of $7.5 billion and up to $9 billion	In excess of $9 billion and up to $10 billion	In excess of $10 billion and up to $15 billion	In excess of $15 billion and up to $20 billion	In excess of $20 billion and up to $24 billion	In excess of $24 billion and up to $50 billion	In excess of $50 billion
Short Term Municipal Bond Fund	0.360%	0.355%	0.350%	0.345%	0.330%	0.315%	0.310%	0.300%	0.290%	0.280%	0.260%	0.240%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion
Small Cap Growth Fund II	0.70%	0.65%	0.60%
Small Cap Value Fund II	0.70%	0.65%	0.60%

The Adviser has implemented a schedule for the LifeGoal® Portfolios’ investment advisory fees whereby each of the LifeGoal® Portfolios pay (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Adviser), (ii) 0.40% for Columbia LifeGoal® Income Portfolio and 0.55% for all other LifeGoal® Portfolios on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that do not pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in third-party advised mutual funds.

Advisory Fees Paid by the Funds

The Adviser and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Adviser and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Adviser	Previous Adviser
Convertible Securities Fund
Advisory Fee Paid	$2,275,639	$481,334	$2,864,932	$3,723,034
Amount Reimbursed	$619,054	$31,251	—	—
Amount Waived	—	—	—	—

International Value Fund**
Advisory Fee Paid	$11,990,032	$2,647,836	$13,867,175	$18,922,007
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Large Cap Core Fund
Advisory Fee Paid	$5,252,524	$1,116,063	$5,991,679	$6,940,605
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Adviser	Previous Adviser
Large Cap Enhanced Core Fund
Advisory Fee Paid	$1,288,584	$312,073	$1,787,603	$2,181,829
Amount Reimbursed	$55,704	—	$151,553	$431,216
Amount Waived	—	—	—	—

Large Cap Index Fund
Advisory Fee Paid	$2,435,512	$476,763	$2,231,458	$2,246,733
Amount Reimbursed	$1,531,517	$295,173	$1,389,496	$1,330,267
Amount Waived	—	—	—	—

Large Cap Value Fund
Advisory Fee Paid	$8,296,976	$2,008,664	$11,014,155	$13,798,451
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	$66,850	—

Marsico 21st Century Fund
Advisory Fee Paid	$18,864,667	$4,225,457	$25,152,257	$11,168,797
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	$415,508

Marsico Focused Equities Fund
Advisory Fee Paid	$15,132,041	$3,399,660	$18,946,739	$7,416,891
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	$224,668

Marsico Global Fund
Advisory Fee Paid	$43,049	$7,955	$37,247	$30,317
Amount Reimbursed	—	—	—	—
Amount Waived	$191,499	$25,176	$178,993	—

Marsico Growth Fund
Advisory Fee Paid	$17,751,399	$4,134,526	$23,646,080	$7,022,977	[1]
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico International Opportunities Fund
Advisory Fee Paid	$7,679,693	$1,681,455	$10,350,691	$19,536,182
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Mid Cap Index Fund
Advisory Fee Paid	$1,923,341	$358,780	$1,614,963	$1,674,088
Amount Reimbursed	$1,028,630	$113,159	$907,678	$1,688,944
Amount Waived	—	—	—	—

Mid Cap Value Fund
Advisory Fee Paid	$20,135,569	$4,171,914	$20,846,297	$22,018,205
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Adviser	Previous Adviser
Multi-Advisor International Equity Fund
Advisory Fee Paid	$7,192,360	$1,509,714	$9,501,068	$12,759,354
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Overseas Value Fund
Advisory Fee Paid	$53,307	$10,954	$58,138	$59,187
Amount Reimbursed	$134,953	$25,485	$133,414	$208,317
Amount Waived	—	—	—	—

Small Cap Growth Fund II
Advisory Fee Paid	$2,009,296	$429,444	$2,294,866	$2,821,583
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Small Cap Index Fund
Advisory Fee Paid	$1,317,190	$259,005	$1,163,978	$1,162,242
Amount Reimbursed	$49,964	$8,144	—	—
Amount Waived	—	—	$43,874	—

Small Cap Value Fund II
Advisory Fee Paid	$8,671,619	$1,690,374	$8,000,936	$7,949,823
Amount Reimbursed	$116,139	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which may include one or more additional feeder funds.
[1]

Until November 10, 2008, Marsico Growth Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period March 1, 2008 to November 10, 2008, Columbia Marsico Growth Master Portfolio paid $25,572,128 in advisory fees, $309,527 of which was waived by the Adviser.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Advisory Fee Paid	$877,537	$895,804	$628,029
Amount Reimbursed	$249,629	$299,298	$245,824
Amount Waived	—	—	—

Corporate Bond Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Georgia Intermediate Municipal Bond Fund
Advisory Fee Paid	$531,704	$508,291	$483,879
Amount Reimbursed	$221,167	$212,433	$246,888
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
LifeGoal® Balanced Growth Portfolio
Advisory Fee Paid	$1,343,431	$1,479,159	$2,458,096
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Growth Portfolio
Advisory Fee Paid	$879,067	$1,008,735	$1,849,265
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Advisory Fee Paid	$346,254	$362,391	$528,855
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Advisory Fee Paid	$15,573	$16,419	$18,539
Amount Reimbursed	$147,165	$88,426	$127,894
Amount Waived	$3,114	$3,284	$3,708

Maryland Intermediate Municipal Bond Fund
Advisory Fee Paid	$649,165	$637,768	$665,252
Amount Reimbursed	$249,129	$239,429	$267,402
Amount Waived	—	—	—

Masters International Equity Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	$409,217	$483,770	$454,382
Amount Waived	—	—	—

Mortgage- and Asset-Backed Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

North Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$807,714	$743,468	$716,191
Amount Reimbursed	$259,947	$259,156	$293,196
Amount Waived	—	—	—

Short Term Bond Fund
Advisory Fee Paid	$5,778,812	$3,615,919	$2,820,376
Amount Reimbursed	$531,044	$221,792	$188,025
Amount Waived	—	—	—

Short Term Municipal Bond Fund
Advisory Fee Paid	$5,376,376	$2,263,618	$1,244,272
Amount Reimbursed	$223,599	$602,386	$470,889
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$810,122	$831,600	$735,156
Amount Reimbursed	$247,880	$267,234	$273,304
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Virginia Municipal Bond Fund
Advisory Fee Paid	$1,332,156	$1,321,628	$1,314,492
Amount Reimbursed	$298,704	$367,033	$386,045
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Alfred F. Alley III, CFA	Large Cap Index Fund Mid Cap Index Fund Small Cap Index Fund

Leonard A. Aplet, CFA	Short Term Bond Fund

Anwiti Bahuguna, PhD	LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Kent M. Bergene	LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Wayne M. Collette, CFA	Small Cap Growth Fund II

Brian M. Condon, CFA	Large Cap Enhanced Core Fund

Fred Copper, CFA	Masters International Equity Portfolio Multi-Advisor International Equity Fund* Overseas Value Fund

Lori J. Ensinger, CFA	Large Cap Value Fund Mid Cap Value Fund

Jarl Ginsberg, CFA	Small Cap Value Fund II

David I. Hoffman	Large Cap Value Fund Mid Cap Value Fund

Yan Jin	Convertible Securities Fund

David L. King, CFA	Convertible Securities Fund

Craig Leopold, CFA	Large Cap Core Fund

Gregory S. Liechty	Short Term Bond Fund

Lawrence W. Lin, CFA	Small Cap Growth Fund II

Portfolio Manager	Fund(s)
Robert McConnaughey	LifeGoal® Growth Portfolio

Brian M. McGreevy

California Intermediate Municipal
Bond Fund

Georgia Intermediate Municipal
Bond Fund

Maryland Intermediate Municipal
Bond Fund

North Carolina Intermediate Municipal Bond Fund

Short Term Municipal Bond Fund

South Carolina Intermediate Municipal Bond Fund

Virginia Intermediate Municipal
Bond Fund

Colin Moore	LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio Multi-Advisor International Equity Fund*

George J. Myers, CFA	Small Cap Growth Fund II

Brian D. Neigut	Small Cap Growth Fund II

Carl W. Pappo, CFA	Corporate Bond Portfolio

Kent M. Peterson, PhD	LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Noah J. Petrucci, CFA	Large Cap Value Fund Mid Cap Value Fund

Lee Reddin	Mortgage- and Asset-Backed Portfolio

Peter Santoro, CFA	Large Cap Core Fund

Marie M. Schofield, CFA	LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Diane L. Sobin, CFA	Large Cap Value Fund Mid Cap Value Fund

Christian K. Stadlinger, PhD, CFA	Small Cap Value Fund II

Ronald B. Stahl, CFA	Short Term Bond Fund

Michael W. Zazzarino	Mortgage- and Asset-Backed Portfolio

*	Responsible for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending February 28
Convertible Securities Fund	Yan Jin	1 RIC 3 other accounts	$36.6 million $750,000	None	$10,001 - $50,000[a]	(1)
	David L. King, CFA	1 RIC 10 other accounts	$36.6 million $20.6 million	None	Over $1,000,000[a] $10,001 - $50,000[b]	(1)
Large Cap Core Fund	Craig Leopold, CFA	2 RICs 2 PIVs 500 other accounts	$125 million $325 million $1 billion	None	$50,001 - $100,000[b] $10,001 - $50,000[a]	(1)
	Peter Santoro, CFA	2 RICs 2 PIVs 500 other accounts	$125 million $325 million $1 billion	None	$100,001 - $500,000[a] $100,001 - $500,000[b]	(1)
Large Cap Enhanced Core Fund	Brian M. Condon, CFA	12 RICs 8 PIVs 38 other accounts	$8.235 billion $623 million $3.109 billion	1 PIV ($22 million)	$10,001 - $50,000[a] $1 - $10,000[b]	(1)
Large Cap Index Fund	Alfred F. Alley III, CFA	7 RICs 4 PIVs 17 other accounts	$5.53 billion $771.2 million $1.47 billion	None	None	(1)
Large Cap Value Fund	Lori J. Ensinger, CFA	5 RICs 2 PIVs 3,296 other accounts	$5.37 billion $377.1 million $2.4 billion	None	$100,001 - $500,000[a] $1 - $10,000[b]	(1)
	David I. Hoffman	5 RICs 2 PIVs 3,302 other accounts	$5.37 billion $377.1 million $2.4 billion	None	None	(1)
	Noah J. Petrucci, CFA	5 RICs 2 PIVs 3,302 other accounts	$5.37 billion $377.1 million $2.4 billion	None	$100,001 - $500,000[a]	(1)
	Diane L. Sobin, CFA	5 RICs 2 PIVs 3,307 other accounts	$5.37 billion $377.1 million $2.4 billion	None	$10,001 - $50,000[a]	(1)
Mid Cap Index Fund	Alfred F. Alley III, CFA	7 RICs 4 PIVs 17 other accounts	$6.16 billion $771.2 million $1.47 billion	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Mid Cap Value Fund	Lori J. Ensinger, CFA	5 RICs 2 PIVs 3,296 other accounts	$2.37 billion $377.1 million $2.4 billion	None	$50,001 - $100,000[a] $1 - $10,000[b]	(1)
	David I. Hoffman	5 RICs 2 PIVs 3,302 other accounts	$2.37 billion $377.1 million $2.4 billion	None	$100,001 - $500,000[a]	(1)
	Noah J. Petrucci, CFA	5 RICs 2 PIVs 3,302 other accounts	$2.37 billion $377.1 million $2.4 billion	None	$10,001 - $50,000[a]	(1)
	Diane L. Sobin, CFA	5 RICs 2 PIVs 3,307 other accounts	$2.37 billion $377.1 million $2.4 billion	None	$100,001 - $500,000[a]	(1)
Multi-Advisor International Equity Fund**	Fred Copper, CFA	8 RICs 2 PIVs 9 other accounts	$1.20 billion $540.6 million $52.8 million	None	None	(1)
	Colin Moore	28 RICs 21 other accounts	$6.55 billion $299 million	None	None	(2)
Overseas Value Fund	Fred Copper, CFA	8 RICs 2 PIVs 9 other accounts	$1.81 billion $540.6 million $52.8 million	None	None	(1)
Small Cap Growth Fund II	Wayne M. Collette, CFA	8 RICs 2 PIVs 221 other accounts	$3.698 billion $192.3 million $321 million	None	None	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 222 other accounts	$3.414 billion $192.3 million $320.2 million	None	None	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 223 other accounts	$3.414 billion $192.3 million $320.8 million	None	None	(1)
	Brian D. Neigut	7 RICs 2 PIVs 224 other accounts	$3.414 billion $192.3 million $319.9 million	None	None	(1)
Small Cap Index Fund	Alfred F. Alley III, CFA	7 RICs 4 PIVs 17 other accounts	$7.11 billion $771.2 million $1.47 billion	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Small Cap Value Fund II	Jarl Ginsberg, CFA	2 RICs 28 other accounts	$341.3 million $45 million	None	$100,001 - $500,000[a] $1 - $10,000[b]	(1)
	Christian K. Stadlinger, PhD, CFA	2 RICs 33 other accounts	$341.3 million $45 million	None	Over $1,000,000[a] $10,001 - $50,000[b]	(1)
For Funds with fiscal year ending March 31
California Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
Corporate Bond Portfolio	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.626 billion $850,000	None	None	(1)
Georgia Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
LifeGoal® Balanced Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.519 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.039 billion $2.4 billion $299 billion	None	None	(2)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.708 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.228 billion $2.4 billion $299 billion	None	None	(2)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income and Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.955 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.475 billion $2.4 billion $299 billion	None	None	(2)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$2.07 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.59 billion $2.4 billion $299 billion	None	None	(2)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)
Maryland Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
Masters International Equity Portfolio	Fred Copper, CFA	10 RICs 4 PIVs 24 other accounts	$1.8 billion $634.7 million $92.4 million	None	None	(1)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.483 billion $2.4 billion $299 billion	None	None	(2)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Mortgage- and Asset- Backed Portfolio	Lee Reddin	2 other accounts	$120,000	None	None	(1)
	Michael W. Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.766 billion $2.64 billion $1.92 billion	None	None	(1)
North Carolina Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
Short Term Bond Fund	Leonard A. Aplet, CFA	5 RICs 9 PIVs 80 other accounts	$410 million $3.34 billion $3.65 billion	None	Over $1,000,000[a] $1 - $10,000[b]	(1)
	Gregory S. Liechty	19 other accounts	$59 million	None	None	(1)
	Ronald B. Stahl, CFA	7 RICs 9 PIVs 62 other accounts	$420 million $3.34 billion $3.64 billion	None	None	(1)
Short Term Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
South Carolina Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)
Virginia Intermediate Municipal Bond Fund	Brian M. McGreevy[1]	8 RICs 7 other accounts	$3.885 billion $492.4 million	None	None	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Reflects information for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Information provided as of March 31, 2011.

Structure of Compensation

(1) Compensation for these portfolio managers is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) The compensation of these portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Moore, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Moore includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods.

Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Alfred F. Alley III, CFA	Large Cap Index Fund	S&P 500® Index	Lipper S&P 500 Index Objective Funds Classification
	Mid Cap Index Fund	S&P MidCap 400® Index	Lipper Mid-Cap Core Funds Classification
	Small Cap Index Fund	S&P Small Cap 600® Index	Lipper Small-Cap Core Funds Classification

Leonard A. Aplet, CFA	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Anwiti Bahuguna, PhD	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Blended: 60% Barclays Capital Aggregate Bond Index Blended: 40%	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Blended: 30% Barclays Capital Aggregate Bond Index Blended: 70%	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Kent M. Bergene	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Blended: 60% Barclays Capital Aggregate Bond Index Blended: 40%	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Blended: 30% Barclays Capital Aggregate Bond Index Blended: 70%	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

Wayne M. Collette, CFA	Small Cap Growth Fund II	Russell 2000 Index Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian M. Condon, CFA	Large Cap Enhanced Core Fund	S&P 500® Index	Lipper Large-Cap Core Funds Classification

Fred Copper, CFA	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Large-Cap Core Funds Classification
	Overseas Value Fund	MSCI EAFE Value Index (Net)	Lipper International Multi-Cap Value Funds Classification

Lori J. Ensinger, CFA	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Core Classification

Jarl Ginsberg, CFA	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification[a]

David I. Hoffman	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Core Classification

Yan Jin	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
David L. King, CFA	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

Craig Leopold, CFA	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification

Gregory S. Liechty	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Lawrence W. Lin, CFA	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Robert McConnaughey	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification

Brian M. McGreevy	California Intermediate Municipal Bond Fund	Barclays Capital California 3-15 Year Blend Municipal Bond Index	Lipper California Intermediate Municipal Debt Funds Classification
	Georgia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Maryland Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	North Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Short Term Municipal Bond Fund	Barclays Capital 1-3 Year Municipal Bond Index	Lipper Short Municipal Debt Funds Classification
	South Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Virginia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Colin Moore	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Blended: 60% Barclays Capital Aggregate Bond Index Blended: 40%	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Blended: 30% Barclays Capital Aggregate Bond Index Blended: 70%	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Large-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

George J. Myers, CFA	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Carl W. Pappo, CFA	Corporate Bond Portfolio	Barclays Capital Credit Bond Index	N/A

Kent M. Peterson, PhD	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Blended: 60% Barclays Capital Aggregate Bond Index Blended: 40%	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Blended: 30% Barclays Capital Aggregate Bond Index Blended: 70%	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Noah J. Petrucci, CFA	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Core Classification

Lee Reddin	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	N/A

Peter Santoro, CFA	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification

Marie M. Schofield, CFA	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Blended: 60% Barclays Capital Aggregate Bond Index Blended: 40%	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Blended: 30% Barclays Capital Aggregate Bond Index Blended: 70%	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

Diane L. Sobin, CFA	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Core Classification

Christian K. Stadlinger, PhD, CFA	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification

Ronald B. Stahl, CFA	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Michael W. Zazzarino	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	N/A

The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

For Marsico Growth Fund, if the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

The Subadvisers and Investment Subadvisory Services

Brandes

Brandes is the investment subadviser to Columbia International Value Master Portfolio. The International Value Fund is a Feeder Fund and does not have its own subadviser(s) because it invests all of its assets in Columbia International Value Master Portfolio. With respect to the International Value Fund, Brandes earns its fee as the investment subadviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Brandes is 100% beneficially owned by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130. As of March 31, 2011, Brandes had approximately $45.9 billion in assets under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of the Fund for which it serves as investment subadviser. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Brandes for the services it provides to the Fund based on the percentage of the average daily net assets of the Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Brandes

The Adviser pays Brandes, as full compensation for services provided and expenses assumed, a subadvisory fee for Columbia International Value Master Portfolio, computed daily and payable monthly at the annual rates listed below as a percentage of the average daily net assets:

Master Portfolio	Rate of Compensation
Columbia International Value Master Portfolio	• 0.50% of average daily net assets of International Value Master Portfolio

Subadvisory Fees Paid to Brandes

Brandes received subadvisory fees from the Adviser and Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal years.

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010**	Fiscal Year Ended February 28, 2009**
Fund	Adviser	Previous Adviser
International Value Fund*
Advisory Fee Paid	$7,670,137	$1,716,655	$8,841,168	$12,462,818
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio.
**	All amounts were paid by the Previous Adviser.

Brandes Portfolio Managers

The following provides additional information about the Brandes portfolio managers responsible for making the day-to-day investment decisions for the Fund identified below. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectuses, the Brandes portfolio managers responsible for the Fund are:

Portfolio Manager	Fund
Jim Brown, CFA	International Value Fund

Glenn R. Carlson, CFA	International Value Fund

Brent Fredberg	International Value Fund

Jeffrey Germain, CFA	International Value Fund

Amelia M. Morris, CFA	International Value Fund

Brent V. Woods, CFA	International Value Fund

Brandes Portfolio Managers Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio managers managed, as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the Brandes Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
International Value Fund	Jim Brown, CFA[1]	6 RICs 25 PIVs 3,238 other accounts	$3.303 billion $5.982 billion $33.081 billion	12 other accounts ($3.554 billion)	None
	Glenn R. Carlson, CFA[1]	10 RICs 47 PIVs 3,934 other accounts	$3.471 billion $7.011 billion $35.44 billion	12 other accounts ($3.554 billion)	None
	Brent Fredberg[1]	6 RICs 25 PIVs 3,238 other accounts	$3.303 billion $5.982 billion $33.081 billion	12 other accounts ($3.554 billion)	None
	Jeffrey Germain, CFA[1]	10 RICs 47 PIVs 3,934 other accounts	$3.471 billion $7.011 billion $35.44 billion	12 other accounts ($3.554 billion)	None
	Amelia M. Morris, CFA[1]	10 RICs 47 PIVs 3,934 other accounts	$3.471 billion $7.011 billion $35.44 billion	12 other accounts ($3.554 billion)	None
	Brent V. Woods, CFA[1]	10 RICs 47 PIVs 3,934 other accounts	$3.471 billion $7.011 billion $35.44 billion	12 other accounts ($3.554 billion)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[1]	Account information provided as of March 31, 2011.

Brandes Portfolio Managers Compensation

Brandes’ overall compensation structure for portfolio managers/analysts includes: competitive base salaries, participation in an annual discretionary bonus plan, participation in profit sharing plan, eligibility for participation in the firm’s equity through partnership or phantom equity and eligibility to enroll in the firm’s comprehensive health and welfare benefits. Compensation is fixed. Participation in the bonus program and any individual award is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, quality and productivity of work done by portfolio management and research professionals, the attainment of client service goals, and the firm’s business results. Compensation is not based on the performance of the Fund or other accounts.

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where Brandes is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-

making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program.

It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity with a single trade due to partial trade execution of an allocation of filled purchase or sale orders across all eligible funds and other accounts. In order to address these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For all client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Members of Brandes’ Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and rotational trading system procedures as described above are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico is an independent, registered investment adviser. Marsico was organized in September 1997 as a Delaware Limited Liability Company and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Holdings, LLC, a Delaware Limited Liability Company. As of March 31, 2011, Marsico had approximately $52 billion under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment subadviser. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Marsico

Effective May 1, 2010, the Adviser pays Marsico, and for the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund and Marsico Growth Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia U.S. equity funds or portions thereof subadvised by Marsico (“U.S. Funds”)*:

Fund	Rate of Compensation
U.S. Funds

•    0.45% on aggregate assets of the U.S. Funds up to $18 billion

•    0.40% on aggregate assets of the U.S. Funds between $18 billion and $21 billion

•    0.35% on aggregate assets of the U.S. Funds above $21 billion

*

For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico 21st Century Fund; (ii) Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities, Variable Series; (vi) Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

Effective May 1, 2010, the Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia international equity funds or portions thereof subadvised by Marsico (“International Funds”)*:

Fund	Rate of Compensation
International Funds

•    0.45% on aggregate assets of the International Funds up to $6 billion

•    0.40% on aggregate assets of the International Funds between $6 billion and $10 billion

•    0.35% on aggregate assets of the International Funds above $10 billion

*	For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico Global Fund; (ii) Marsico International Opportunities Fund; (iii) Multi-Advisor International Equity Fund; (iv) Columbia Marsico International Opportunities Fund, Variable Series; and (v) any future Columbia international equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

The Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of the Marsico Global Fund:

Fund	Rate of Compensation
Marsico Global Fund

•    0.45% on aggregate assets of the Marsico Global Fund up to $1.5 billion

•    0.40% on aggregate assets of the Marsico Global Fund between $1.5 billion and $3 billion

•    0.35% on aggregate assets of the Marsico Global Fund above $3 billion

For the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund and Marsico International Opportunities Fund, computed daily and payable monthly, at the annual rates of 0.80% of the aggregate average daily net assets of U.S. Funds.

Immediately prior to January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed, a subadvisory fee for Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico Growth Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly at the annual rate of 0.45% of the average net assets of the respective Fund.

Subadvisory Fees Paid to Marsico

Marsico received subadvisory fees from the Previous Adviser for Marsico’s services as reflected in the following chart, which shows the advisory fees paid to Marsico, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Fund	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
	Adviser	Previous Adviser
Marsico 21st Century Fund
Advisory Fee Paid	$13,277,486	$3,008,714	$17,890,538	$30,553,834
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico Focused Equities Fund
Advisory Fee Paid	$10,410,256	$2,367,560	$13,085,046	$17,405,934
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico Global Fund***
Advisory Fee Paid	$24,235	$4,482	$20,688	$17,043
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico Growth Fund
Advisory Fee Paid	$12,413,940	$2,937,459	$16,721,820	$23,371,676	**
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico International Opportunities Fund
Advisory Fee Paid	$4,316,490	$947,107	$5,728,038	$10,955,978
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Multi-Advisor International Equity Fund
Advisory Fee Paid	$2,495,569	$572,116	$3,532,116	$4,836,093
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Includes amount paid for services provided to former Master Portfolio.

Marsico Portfolio Managers

The following provides additional information about the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Funds identified below. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Marsico portfolio managers responsible for the Funds are:

Portfolio Manager	Funds
James G. Gendelman	Marsico Global Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Corydon J. Gilchrist, CFA	Marsico 21st Century Fund
Marsico Global Fund

Thomas F. Marsico	Marsico Focused Equities Fund
Marsico Global Fund
Marsico Growth Fund

Munish Malhotra, CFA	Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

A. Douglas Rao	Marsico Focused Equities Fund
Marsico Growth Fund

Coralie Witter, CFA	Marsico Focused Equities Fund
Marsico Growth Fund

Marsico Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of the end of each Fund’s most recent fiscal year.

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Marsico 21st Century Fund	Corydon J. Gilchrist, CFA[a]	5 RICs 8 PIVs 11 other accounts	$1.131 billion $1.402 billion $2.052 billion	None	None
Marsico Focused Equities Fund	Thomas F. Marsico[b]	28 RICs 15 PIVs 115 other accounts	$15.356 billion $2.333 billion $13.201 billion	None	None
	A. Douglas Rao[b]	25 RICs 9 PIVs 100 other accounts	$15.560 billion $1.364 billion $12.663 billion	None	None
	Coralie Witter, CFA[b]	16 RICs 8 PIVs 100 other accounts	$13.334 billion $1.252 billion $12.663 billion	None	None
Marsico Global Fund	James G. Gendelman	18 RICs 7 PIVs 20 other accounts	$9.099 billion $1.012 billion $2.250 billion	None	None

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
	Corydon J. Gilchrist, CFA[a]	5 RICs 8 PIVs 11 other accounts	$4.817 billion $1.402 billion $2.052 billion	None	None
	Thomas F. Marsico[b]	28 RICs 15 PIVs 115 other accounts	$14.653 billion $2.333 billion $13.201 billion	None	None
Marsico Growth Fund	Thomas F. Marsico[b]	28 RICs 15 PIVs 115 other accounts	$18.197 billion $2.333 billion $13.201 billion	None	None
	A. Douglas Rao[b]	25 RICs 9 PIVs 100 other accounts	$14.857 billion $1.364 billion $12.663 billion	None	None
	Coralie Witter, CFA[b]	16 RICs 8 PIVs 100 other accounts	$12.631 billion $1.252 billion $12.663 billion	None	None
Marsico International Opportunities Fund	James G. Gendelman	18 RICs 7 PIVs 20 other accounts	$7.930 billion $1.012 billion $2.250 billion	None	None
	Munish Malhotra, CFA	14 RICs 2 PIVs 16 other accounts	$7.218 billion $124 million $1.740 billion	None	None
Multi-Advisor International Equity Fund	James G. Gendelman	18 RICs 7 PIVs 20 other accounts	$8.467 billion $1.012 billion $2.250 billion	None	None
	Munish Malhotra, CFA	14 RICs 2 PIVs 16 other accounts	$7.755 billion $124 million $1.740 billion	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]

One of the ‘other accounts’ is a wrap fee platform which includes approximately 752 underlying clients for total assets of approximately $208 million and one of the ‘other accounts’ represents a model portfolio for total assets of approximately $242 million.

[b]

One of the ‘other accounts’ is a wrap fee platform which includes approximately 5,842 underlying clients for total assets of approximately $2.387 billion and two of the ‘other accounts’ represent model portfolios for total assets of approximately $1.927 billion.

Marsico Portfolio Managers Compensation

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Base salaries may be adjusted upward or downward depending on Marsico’s profitability. Bonuses are typically based on two other primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. Exceptional individual efforts are typically rewarded through salary readjustments and through larger bonuses. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company. Equity interests are subject to the financial risks of Marsico’s business generally.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

Marsico Portfolio Managers and Potential Conflicts of Interest

As indicated above, a portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

Threadneedle

Threadneedle is a direct subsidiary of Threadneedle Asset Management Holdings Limited and an affiliate of the Adviser, and an indirect wholly-owned subsidiary of Ameriprise Financial. Threadneedle and Threadneedle Asset Management Holdings Limited are located at 60 St Mary Axe, London EC3A 8JQ, United Kingdom.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Threadneedle manages the portion of the Multi-Advisor International Equity Fund’s asset that is allocated to it from time to time by the Adviser. In this capacity, Threadneedle selects and manages investments of the Fund with respect to its allocated portion. Threadneedle performs its duties subject at all times to oversight by the Adviser and to the control of the Board and in conformity with the stated policies of the Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations or duties thereunder, neither Threadneedle nor any of its respective officers, partners, employees or agents shall be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to the Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Threadneedle for the services it provides to the Fund based on the percentage of the average daily net assets of the Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Threadneedle

Effective April 11, 2011, the Adviser pays Threadneedle, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Multi-Advisor International Equity Fund that is based on a percentage of the daily net assets of the Fund allocated to it as follows: 0.35% on the first $150 million of assets; 0.30% on the next $500 million of assets; 0.25% on the next $500 million of assets; and 0.20% on assets thereafter.

Subadvisory Fees Paid to Threadneedle

Threadneedle received no subadvisory fees from the Adviser for the Multi-Advisor International Equity Fund’s three most recently completed fiscal years.

Threadneedle Portfolio Manager

The following provides additional information about the Threadneedle portfolio manager responsible for making the day-to-day investment decisions for the Fund identified below. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectuses, the Threadneedle portfolio manager responsible for the Fund is:

Portfolio Manager	Fund(s)
Dan Ison	Multi-Advisor International Equity Fund

Threadneedle Portfolio Manager Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Threadneedle portfolio manager managed, as of the end of the Fund’s most recent fiscal year.

Other Accounts Managed by the Threadneedle Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Multi-Advisor International Equity Fund	Dan Ison	4 RICs	$1.07 billion	1 RIC ($95 million)	None

*	RIC refers to a Registered Investment Company.

Threadneedle Portfolio Manager(s) Compensation

To align the interests of its investment staff with those of its clients, the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

•	Performance of own funds and research recommendations,

•	Performance of all portfolios in the individual’s team,

•	Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

•	Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

•	Intra-team discussion, stock research and investment insights,

•	Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, he or she needs to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

Threadneedle Portfolio Managers and Potential Conflicts of Interest

Threadneedle portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager’s responsibilities at Threadneedle include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Administrator	Previous Administrator
Convertible Securities Fund
Administration Fee Paid	$595,247	$125,887	$645,345	$867,215
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

International Value Fund**
Administration Fee Paid	$2,268,256	$502,197	$2,523,528	$3,627,490
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Large Cap Core Fund
Administration Fee Paid	$1,456,582	$313,512	$1,646,222	$1,967,356
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Large Cap Enhanced Core Fund
Administration Fee Paid	$539,340	$133,310	$760,800	$970,695
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Large Cap Index Fund
Administration Fee Paid	$2,435,505	$476,763	$2,231,508	$2,238,144
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Large Cap Value Fund
Administration Fee Paid	$2,882,750	$618,318	$3,641,178	$4,741,946
Amount Reimbursed	—	—	—	$200,002
Amount Waived	—	—	—	—

Marsico 21st Century Fund
Administration Fee Paid	$6,375,466	$1,446,304	$8,603,983	$15,005,283
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Administrator	Previous Administrator
Marsico Focused Equities Fund
Administration Fee Paid	$4,973,795	$1,133,081	$6,259,486	$8,469,821
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico Global Fund
Administration Fee Paid	$11,839	$2,186	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico Growth Fund
Administration Fee Paid	$5,953,193	$1,411,813	$8,032,650	$7,346,572
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Marsico International Opportunities Fund
Administration Fee Paid	$2,111,916	$462,400	$2,706,440	$5,232,450
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Mid Cap Index Fund
Administration Fee Paid	$1,806,673	$335,447	$1,474,963	$1,534,088
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Mid Cap Value Fund
Administration Fee Paid	$6,421,326	$1,333,218	$6,437,740	$6,836,190
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Multi-Advisor International Equity Fund
Administration Fee Paid	$1,837,899	$415,193	$2,340,535	$3,345,352
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Overseas Value Fund
Administration Fee Paid	$3,250	$668	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Small Cap Growth Fund II
Administration Fee Paid	$335,839	$71,779	$296,532	$372,770
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

Small Cap Index Fund
Administration Fee Paid	$1,317,190	$259,005	$1,163,978	$1,162,133
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Administrator	Previous Administrator
Small Cap Value Fund II
Administration Fee Paid	$2,279,973	$443,426	$1,916,545	$1,901,446
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
**	The Administration fees are paid at both the Master Portfolio- and Feeder Fund –levels; amounts shown above include only the portion paid at the Feeder Fund-level.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Administration Fee Paid	$258,160	$264,344	$163,661
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Corporate Bond Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Georgia Intermediate Municipal Bond Fund
Administration Fee Paid	$141,447	$133,545	$115,028
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
LifeGoal® Balanced Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
LifeGoal® Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Administration Fee Paid	$39,883	$38,550	$39,819
Amount Reimbursed	$27,743	$26,949	$30,446
Amount Waived	—	—	—

Maryland Intermediate Municipal Bond Fund
Administration Fee Paid	$181,093	$177,259	$176,246
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Masters International Equity Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Mortgage- and Asset-Backed Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

North Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$234,514	$212,808	$193,432
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Short Term Bond Fund
Administration Fee Paid	$2,556,779	$1,550,851	$1,165,896
Amount Reimbursed	$97,492	$241,564	—
Amount Waived	—	—	—

Short Term Municipal Bond Fund
Administration Fee Paid	$2,935,466	$1,071,138	$511,659
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$235,422	$242,696	$199,829
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Virginia Municipal Bond Fund
Administration Fee Paid	$411,604	$408,177	$395,351
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Portfolios, Masters International Equity Portfolio, Large Cap Index Fund and Small Cap Index Fund) pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Portfolios, Large Cap Index Fund and Small Cap Index Fund), also reimburses State Street for certain out-of-pocket expenses and charges.

Under the State Street Agreements, LifeGoal® Income Portfolio and Masters International Equity Portfolio pay State Street an annual fee of $26,000 paid monthly. LifeGoal® Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges. Except for LifeGoal® Income Portfolio, the LifeGoal® Portfolios do not pay any separate fees for services rendered under the State Street Agreements, and, except for LifeGoal® Income Portfolio, the fees for pricing and bookkeeping services incurred by the LifeGoal® Portfolios are paid as part of the management fee.

Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by Large Cap Index Fund and Small Cap Index Fund are paid by the Administrator.

Pursuant to an assumption agreement with the Adviser, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio do not pay separate fees for services rendered under the State Street Agreements and do not pay fees for pricing and bookkeeping services.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated.

Pricing and Bookkeeping Fees Paid by the Funds

The Adviser, the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street, the Adviser and the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2011	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 29, 2009*
Convertible Securities Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$112,948	$117,450	$136,127

International Value Fund**
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$38,000	$38,000	$38,000

Large Cap Core Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$144,785	$144,815	$144,115

Large Cap Enhanced Core Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$109,119	$117,947	$129,888

Large Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Fund	Fiscal Year Ended February 28, 2011	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 29, 2009*
Large Cap Value Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$141,795	$141,357	$141,105

Marsico 21st Century Fund
Amount Paid to Adviser		—	—
Amount Paid to State Street	$142,868	$147,990	$144,160

Marsico Focused Equities Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$143,791	$143,765	$143,367

Marsico Global Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$50,506	$22,418	$16,411

Marsico Growth Fund***
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$143,829	$143,813	$60,038

Marsico International Opportunities Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$151,885	$151,423	$150,412

Mid Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$145,325	$145,331	$145,519

Mid Cap Value Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$141,578	$141,991	$141,486

Multi-Advisor International Equity Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$156,329	$155,605	$153,963

Overseas Value Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$51,388	$15,682	$14,124

Small Cap Growth Fund II
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$92,313	$89,209	$100,308

Small Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Small Cap Value Fund II
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	$142,013	$141,971	$141,609

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	The Pricing and Bookkeeping Fees are paid at both the Master Portfolio- and Feeder Fund-levels; amounts shown above include only the portion paid at the Feeder Fund-level.
***	Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund on November 10, 2008. All amounts shown prior to that date are only the portion that was paid at the Feeder Fund-level.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$89,890	$93,328	$72,662

Corporate Bond Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Georgia Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$68,821	$66,874	$64,146

LifeGoal® Balanced Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income and Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,283	$26,128	$26,000

Maryland Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$74,271	$73,866	$73,668

Masters International Equity Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,284	$26,151	$23,027

Mortgage- and Asset-Backed Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$84,310	$77,582	$76,676

Short Term Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$170,978	$171,635	$159,889

Short Term Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$184,672	$159,109	$108,490

South Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$81,480	$81,703	$74,147

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Virginia Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$107,431	$105,618	$103,264

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and the Previous Distributor retained, for the three most recently completed fiscal years.

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Distributor	Previous Distributor
Convertible Securities Fund
Amount Paid
Class A shares	$53,741	$6,710	$44,314	$45,753

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Distributor	Previous Distributor
Amount Retained
Class A shares	$ 9,935**		$6,663	$7,725
Class B shares	$ 8,741**		$15,863	$64,574
Class C shares	$ 101**		$141	$2,957

International Value Fund
Amount Paid
Class A shares	$71,896	$29,627	$242,634	$684
Amount Retained
Class A shares	$ 16,822**		$34,160	$123
Class B shares	$ 1,158**		$507	$6,436
Class C shares	$ 5,200**		$827	$241

Large Cap Core Fund
Amount Paid
Class A shares	$24,844	$8,758	$42,420	$51,581
Amount Retained
Class A shares	$ 5,030**		$6,503	$8,300
Class B shares	$ 1,423**		$3,239	$4,423
Class C shares	$ 242**		$203	$128

Large Cap Enhanced Core Fund
Amount Paid
Class A shares	—	—	—	—
Amount Retained
Class A shares	—	—	—	—
Class R shares	—	—	—	—

Large Cap Index Fund
Amount Paid
Class A shares	—	—	—	—
Amount Retained
Class A shares	—		$15	$446
Class B shares	$ 879**		$4,216	$14,227

Large Cap Value Fund
Amount Paid
Class A shares	$91,840	$37,084	$153,445	$178,936
Amount Retained
Class A shares	$ 19,076**		$25,081	$29,956
Class B shares	$ 30,573**		$57,696	$221,885
Class C shares	$ 1,633**		$1,728	$2,847

Marsico 21st Century Fund
Amount Paid
Class A shares	$403,712	$124,579	$813,469	$4,159,043
Amount Retained
Class A shares	$ 71,965**		$120,518	$683,537
Class B shares	$316,760**		$402,871	$516,184
Class C shares	$ 20,971**		$144,216	$531,406

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Distributor	Previous Distributor
Marsico Focused Equities Fund
Amount Paid
Class A shares	$172,448	$42,458	$264,977	$416,549
Amount Retained
Class A shares	$30,674**		$44,751	$70,078
Class B shares	$52,559**		$118,597	$207,952
Class C shares	$10,485**		$24,741	$58,825

Marsico Global Fund
Amount Paid
Class A shares	$15,034	$1,125	$12,606	$6,062
Amount Retained
Class A shares	$ 2,241**		$1,779	$696
Class C shares	$ 42**		$743	$606

Marsico Growth Fund
Amount Paid
Class A shares	$237,830	$65,591	$341,752	$577,560
Amount Retained
Class A shares	$44,389**		$66,515	$93,405
Class B shares	$77,871**		$119,246	$215,743
Class C shares	$ 8,561**		$43,937	$157,908

Marsico International Opportunities Fund
Amount Paid
Class A shares	$30,520	$12,737	$69,193	$302,677
Amount Retained
Class A shares	$ 6,528**		$10,762	$54,459
Class B shares	$33,816**		$38,709	$72,437
Class C shares	$ 970**		$4,361	$20,577

Mid Cap Index Fund
Amount Paid
Class A shares	—	—	—	—
Amount Retained
Class A shares	—	—	—	—

Mid Cap Value Fund
Amount Paid
Class A shares	$172,566	$55,954	$267,654	$770,465
Amount Retained
Class A shares	$37,809**		$45,628	$127,913
Class B shares	$56,082**		$88,854	$191,561
Class C shares	$ 9,853**		$20,739	$82,583

Multi-Advisor International Equity Fund
Amount Paid
Class A shares	$2,658	$5,851	$13,134	$29,574
Amount Retained
Class A shares	$ 1,326**		$2,007	$4,955
Class B shares	$ 1,602**		$1,146	$2,895
Class C shares	—	—	—	$155

	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*
Fund	Distributor	Previous Distributor
Overseas Value Fund
Amount Paid	—	—	—	—
Amount Retained	—	—	—	—

Small Cap Growth Fund II
Amount Paid
Class A shares	$11,333	$5,872	$21,406	$38,170
Amount Retained
Class A shares	$2,632**		$3,046	$6,108
Class B shares	$2,255**		$1,948	$6,115
Class C shares	$ 663**		$551	$795

Small Cap Index Fund
Amount Paid
Class A shares	—	—	—	—
Amount Retained
Class A shares	—	—	—	—

Small Cap Value Fund II
Amount Paid
Class A shares	$4,817	$1,087	$8,583	$69,290
Amount Retained
Class A shares	$1,040**		$1,118	$13,657
Class B shares	$6,376**		$8,191	$13,646
Class C shares	$ 296**		$1,745	$18,619

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Corporate Bond Portfolio
Amount Paid
Shares	—	—	—

LifeGoal® Balanced Growth Portfolio
Amount Paid
Class A shares	$707,466	$824,098	$1,678,950
Amount Retained
Class A shares	$112,738	$132,234	$288,116
Class B shares	$220,799	$479,481	$556,817
Class C shares	$6,080	$56,297	$30,593

LifeGoal® Growth Portfolio
Amount Paid
Class A shares	$357,761	$619,512	$1,467,904
Amount Retained
Class A shares	$54,808	$99,409	$252,171
Class B shares	$109,835	$230,340	$294,499
Class C shares	$6,240	$14,107	$28,334

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
LifeGoal® Income and Growth Portfolio
Amount Paid
Class A shares	$161,707	$248,920	$376,066
Amount Retained
Class A shares	$27,891	$45,674	$63,391
Class B shares	$43,762	$137,664	$125,774
Class C shares	$2,141	$9,112	$7,352

LifeGoal® Income Portfolio
Amount Paid
Class A shares	$12,780	$20,370	$28,029
Amount Retained
Class A shares	$1,355	$1,738	$2,616
Class B shares	$6,709	$5,919	$11,651
Class C shares	$145	$1,609	$26

Masters International Equity Portfolio
Amount Paid
Class A shares	$22,038	$125,854	$385,492
Amount Retained
Class A shares	$17,969	$21,250	$66,088
Class B shares	$14,287	$19,308	$17,122
Class C shares	$588	$6,443	$7,687

Mortgage- and Asset-Backed Portfolio
Amount Paid
Shares	—	—	—

Short Term Bond Fund
Amount Paid
Class A shares	$243,246	$70,381	$10,094
Amount Retained
Class A shares	$99,958	$19,312	$2,260
Class B shares	$4,116	$2,819	$4,984
Class C shares	$33,731	$14,417	$1,919

Short Term Municipal Bond Fund
Amount Paid
Class A shares	$338,947	$163,550	$145
Amount Retained
Class A shares	$262,334	$56,320	$32
Class B shares	—	—	—
Class C shares	$30,159	$4,996	$203

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended March 31, 2010*	Fiscal Period Ended March 31, 2009*	Fiscal Period Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$13,765	$13,086	$1,585
Amount Retained
Class A shares	$4,013	$21,316	$162
Class B shares	$991	$1,377	$540
Class C shares	$828	$406	—

Fund	Fiscal Period Ended March 31, 2010*	Fiscal Period Ended March 31, 2009*	Fiscal Period Ended March 31, 2008*
Georgia Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$32,915	$4,631	$7,927
Amount Retained
Class A shares	$3,025	$454	$839
Class B shares	$582	—	$2,301
Class C shares	$462	—	—

Maryland Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$71,197	$31,838	$11,083
Amount Retained
Class A shares	$6,775	$3,179	$1,176
Class B shares	$485	$283	$654
Class C shares	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$31,713	$21,324	$6,097
Amount Retained
Class A shares	$13,321	$2,537	$669
Class B shares	$713	$229	$2,893
Class C shares	$409	—	$263

South Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$53,622	$18,959	$4,052
Amount Retained
Class A shares	$24,755	$7,258	$345
Class B shares	—	—	$1,134
Class C shares	$322	$141	$1,210

Virginia Municipal Bond Fund
Amount Paid
Class A shares	$28,594	$22,633	$21,118
Amount Retained
Class A shares	$3,230	$2,300	$2,173
Class B shares	$698	$97	$1.746
Class C shares	$970	$947	$21

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Selling and/or Servicing Agent Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds, except for Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, and effective May 1, 2011 for LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds, except for Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, and effective May 1, 2011 for LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, and Class Y shares. For Class R4 shares, the Funds, except for Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds, except for Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period January 1, 2008 through December 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through December 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Previous Transfer Agent was paid an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through December 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

For Funds other than California Intermediate Municipal Bond Fund, Convertible Securities Fund, Corporate Bond Portfolio, Georgia Intermediate Municipal Bond Fund, Large Cap Core Fund, Large Cap Enhanced Core Fund, Large Cap Index Fund, the LifeGoal® Portfolios, Maryland Intermediate Municipal Bond Fund, Masters International Equity Portfolio, Mid Cap Value Fund, Multi-Advisor International Equity Fund, North Carolina Intermediate Municipal Bond Fund, Overseas Value Fund, Short Term Bond Fund, Short Term Municipal Bond Fund, Small Cap Growth Fund II, Small Cap Index Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund:

The Funds’ securities and cash are held pursuant to a custodian agreement with State Street, State Street Financial Center, One Lincoln Street, Boston, MA 02111. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of State Street’s Global Custody Network and foreign depositories (foreign sub-custodians).

With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund’s foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

For California Intermediate Municipal Bond Fund, Convertible Securities Fund, Corporate Bond Portfolio, Georgia Intermediate Municipal Bond Fund, Large Cap Core Fund, Large Cap Enhanced Core Fund, Large Cap Index Fund, the LifeGoal® Portfolios, Maryland Intermediate Municipal Bond Fund, Masters International Equity Portfolio, Mid Cap Value Fund, Multi-Advisor International Equity Fund, North Carolina Intermediate Municipal Bond Fund, Overseas Value Fund, Short Term Bond Fund, Short Term Municipal Bond Fund, Small Cap Growth Fund II, Small Cap Index Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund:

The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. JPMorgan is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Fund’s custodian agreement.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after February 28, 2011 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after February 28, 2012.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Goodwin Procter LLP serves as legal counsel to the Trust. Its address is 901 New York Avenue N.W., Washington, DC, 20001.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class B shares, Class C shares, Class R shares, Class R4 shares, Class T shares and Class W shares of the Funds and a combined shareholder servicing and distribution plan for Class A shares. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	none	none	0.25%*
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%[a]
Class I	none	none	none
Class R	0.50%	— [b]	0.50%
Class R4	none	0.25%[c]	0.25%[c]

	Distribution Fee	Service Fee	Combined Total
Class T	none	0.50%[d]	0.50%[d]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none

*	The Funds pay a combined distribution and service fee pursuant to their combined shareholder servicing and distribution plan for Class A shares.
[a]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of Short Term Bond Fund so that the distribution fee does not exceed 0.31% annually and the combined distribution and service fee does not exceed 0.56% annually. This arrangement may be modified or terminated by the Distributor at any time.

[b]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[c]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up. and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[d]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the distribution plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The distribution plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The distribution plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the distribution plans must be approved by the Trustees in the manner provided in the foregoing sentence. The distribution plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by the Distributor and the Previous Distributor for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares and Class Z shares do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended February 28, 2011

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Convertible Securities Fund
Combined Shareholder Servicing and Distribution Fee	$417,852	$83,394	—	—	—	—	N/A	N/A	N/A	N/A
Distribution Fee	—	—	$95,982	$29,517	$126,499	$25,996	N/A	N/A	N/A	N/A
Service Fee	—	—	$32,098	$9,839	$42,166	$8,665	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
International Value Fund
Combined Shareholder Servicing and Distribution Fee	$768,779	$165,569	—	—	—	—	—	—	N/A	N/A
Distribution Fee	—	—	$9,954	$8,834	$358,360	$83,213	$5	—	N/A	N/A
Service Fee	—	—	$3,318	$2,945	$119,453	$27,737	—	—	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	N/A	N/A

Large Cap Core Fund
Combined Shareholder Servicing and Distribution Fee	$266,337	$58,228	—	—	—	—	N/A	N/A	—	—
Distribution Fee	—	—	$11,701	$3,374	$15,082	$3,259	N/A	N/A	—	—
Service Fee	—	—	$3,901	$1,125	$5,042	$1,086	N/A	N/A	$3	—
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	—	—

Large Cap Enhanced Core Fund
Combined Shareholder Servicing and Distribution Fee	$24,060	$5,293	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Distribution Fee	—	—	N/A	N/A	N/A	N/A	$478	$95	N/A	N/A
Service Fee	—	—	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	N/A	N/A	—	—	N/A	N/A

Large Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$678,153	$123,567	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Distribution Fee	—	—	$21,395	$4,946	N/A	N/A	N/A	N/A	N/A	N/A
Service Fee	—	—	$7,132	$1,649	N/A	N/A	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Large Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$1,138,704	$395,202	—	—	—	—	—	—	—	—
Distribution Fee	—	—	$341,144	$116,835	$216,669	$49,010	$3,405	$219	—	—
Service Fee	—	—	$113,715	$38,945	$72,223	$16,337	—	—	$3	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Marsico 21st Century Fund
Combined Shareholder Servicing and Distribution Fee	$3,593,624	$846,923	—	—	—	—	—	—	N/A	N/A
Distribution Fee	—	—	$669,310	$153,792	$3,664,014	$860,619	$164,979	$37,056	N/A	N/A
Service Fee	—	—	$223,104	$51,264	$1,221,339	$286,873	—	—	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	N/A	N/A

Marsico Focused Equities Fund
Combined Shareholder Servicing and Distribution Fee	$2,933,020	$707,098	—	—	—	—	N/A	N/A	N/A	N/A
Distribution Fee	—	—	$309,815	$80,781	$1,794,234	$394,622	N/A	N/A	N/A	N/A
Service Fee	—	—	$103,267	$26,927	$598,081	$131,541	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Marsico Global Fund
Combined Shareholder Servicing and Distribution Fee	$4,891	$897	N/A	N/A	—	—	—	—	N/A	N/A
Distribution Fee	—	—	N/A	N/A	$10,577	$1,932	$4,574	$875	N/A	N/A
Service Fee	—	—	N/A	N/A	$3,526	$644	—	—	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	—	—	N/A	N/A

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Marsico Growth Fund
Combined Shareholder Servicing and Distribution Fee	$2,177,969	$661,726	—	—	—	—	—	—	—	—
Distribution Fee	—	—	$260,695	$62,714	$2,327,656	$522,167	$69,068	$13,537	—	—
Service Fee	—	—	$86,898	$20,905	$776,558	$174,056			$3	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Marsico International Opportunities Fund
Combined Shareholder Servicing and Distribution Fee	$303,692	$70,390	—	—	—	—	—	—	N/A	N/A
Distribution Fee	—	—	$96,021	$23,045	$250,955	$57,682	$14,076	$2,943	N/A	N/A
Service Fee	—	—	$32,007	$7,682	$83,651	$19,227	—	—	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	N/A	N/A

Mid Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$508,991	$78,999	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Distribution Fee	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Service Fee	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$2,945,042	$638,545	—	—	—	—	—	—	—	—
Distribution Fee	—	—	$311,758	$87,490	$1,042,471	$239,309	$1,264,874	$247,515	—	—
Service Fee	—	—	$103,832	$29,010	$347,623	$79,401	—	—	$3	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Multi-Advisor International Equity Fund
Combined Shareholder Servicing and Distribution Fee	$48,867	$10,583	—	—	—	—	—	—	—	—
Distribution Fee	—	—	$5,330	$1,488	$8,170	$2,258	$1,062	$256	—	—
Service Fee	—	—	$1,777	$496	$2,723	$753	—	—	$3	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Overseas Value Fund
Combined Shareholder Servicing and Distribution Fee	—	—	N/A	N/A	—	—	—	—	—	—
Distribution Fee	—	—	N/A	N/A	—	—	—	—	—	—
Service Fee	—	—	N/A	N/A	—	—	—	—	—	—
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	—	—	—	—

Small Cap Growth Fund II
Combined Shareholder Servicing and Distribution Fee	$268,361	$54,507	—	—	—	—	N/A	N/A	N/A	N/A
Distribution Fee	—	—	$14,026	$4,297	$15,104	$3,462	N/A	N/A	N/A	N/A
Service Fee	—	—	$4,686	$1,432	$5,034	$1,154	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Small Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$288,362	$45,929	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Distribution Fee	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Service Fee	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A

	Class A		Class B		Class C		Class R		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Small Cap Value Fund II
Combined Shareholder Servicing and Distribution Fee	$1,008,646	$192,732	—	—	—	—	N/A	N/A	—	—
Distribution Fee	—	—	$17,953	$4,068	$104,218	$21,040	N/A	N/A	—	—
Service Fee	—	—	$5,984	$1,356	$135,852	$31,199	N/A	N/A	—	—
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	—	—
Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
California Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,341	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,855	$11,515	N/A	N/A
Service Fee	—	$618	$3,839	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Corporate Bond Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

Georgia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,782	N/A	N/A	N/A	N/A
Distribution Fee	—	$9,036	$22,158	N/A	N/A
Service Fee	—	$3,015	$7,386	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

LifeGoal® Balanced Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$546,946	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,354,042	$596,938	$9,178	N/A
Service Fee	—	$451,347	$198,979	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$391,736	N/A	N/A	N/A	N/A
Distribution Fee	—	$671,947	$471,008	$6,656	N/A
Service Fee	—	$223,982	$157,003	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
LifeGoal® Income and Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$136,936	N/A	N/A	N/A	N/A
Distribution Fee	—	$322,250	$161,951	$2,344	N/A
Service Fee	—	$107,417	$54,049	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Income Portfolio
Combined Shareholder Servicing and Distribution Fee	$33,338	N/A	N/A	N/A	N/A
Distribution Fee	—	$56,642	$41,333	N/A	N/A
Service Fee	—	$18,891	$13,781	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Maryland Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$64,534	N/A	N/A	N/A	N/A
Distribution Fee	—	$11,470	$19,721	N/A	N/A
Service Fee	—	$3,828	$6,571	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Masters International Equity Portfolio
Combined Shareholder Servicing and Distribution Fee	$138,968	N/A	N/A	N/A	N/A
Distribution Fee	—	$29,802	$82,039	$150	N/A
Service Fee	—	$9,938	$27,350	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

Mortgage- and Asset-Backed Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

North Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$71,879	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,236	$28,699	N/A	N/A
Service Fee	—	$4,079	$9,566	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Short Term Bond Fund
Combined Shareholder Servicing and Distribution Fee	$467,584	N/A	N/A	N/A	N/A
Distribution Fee	—	$76,368	$532,171	N/A	N/A
Service Fee	—	$25,456	$177,390	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Short Term Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$940,719	N/A	N/A	N/A	N/A
Distribution Fee	—	$3,281	$381,034	N/A	N/A
Service Fee	—	$1,094	$127,022	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
South Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$58,148	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,402	$58,377	N/A	N/A
Service Fee	—	$4,126	$19,458	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Virginia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$127,074	N/A	N/A	N/A	N/A
Distribution Fee	—	$14,232	$16,153	N/A	N/A
Service Fee	—	$4,759	$5,385	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

*	All amounts were paid to or waived by the Previous Distributor.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The distribution plans authorize any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares. There were no unreimbursed expenses incurred under the distribution plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under a distribution plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Expense Limitations

The Adviser has contractually agreed to reimburse a portion of the Funds’ expenses so that each Fund’s ordinary operating expenses (excluding taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically approved by the Board), after giving effect to any balance credits or overdraft charges from the Funds’ custodian, do not exceed the following percentages:

Fund	Expenses as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
	Class A	Class B	Class C	Class I	Class R	Class R4	Class T	Class W	Class Y	Class Z
For Funds with fiscal year ended February 28
Convertible Securities Fund	1.11%	1.86%	1.86%	0.75%						0.86%
International Value Fund	1.37%	2.12%	2.12%	0.97%	1.62%					1.12%
Large Cap Core Fund	1.16%	1.91%	1.91%	0.81%				1.16%		0.91%
Large Cap Enhanced Core Fund	0.95%			0.63%	1.20%				0.70%	0.70%
Large Cap Index Fund	0.42%	1.17%								0.17%
Large Cap Value Fund	1.11%	1.86%	1.86%	0.75%	1.36%			1.11%	0.86%	0.86%
Marsico 21st Century Fund	1.45%	2.20%	2.20%		1.70%					1.20%
Marsico Focused Equities Fund	1.45%	2.20%	2.20%	1.02%						1.20%

Fund	Expenses as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
	Class A	Class B	Class C	Class I	Class R	Class R4	Class T	Class W	Class Y	Class Z
Marsico Global Fund	1.60%		2.35%		1.85%					1.35%
Marsico Growth Fund	1.29%	2.04%	2.04%	0.87%	1.54%			1.29%		1.04%
Marsico International Opportunities Fund	1.60%	2.35%	2.35%	1.25%	1.85%					1.35%
Mid Cap Index Fund	0.45%			0.19%						0.20%
Mid Cap Value Fund	1.19%	1.94%	1.94%	0.80%	1.44%	1.10%		1.19%	0.94%	0.94%
Multi-Advisor International Equity Fund	1.32%	2.07%	2.07%	0.94%	1.57%	1.24%		1.32%	1.07%	1.07%
Overseas Value Fund				0.80%				1.25%		1.00%
Small Cap Growth Fund II	1.35%	2.10%	2.10%							1.10%
Small Cap Index Fund	0.45%	1.20%				0.45%				0.20%
Small Cap Value Fund II	1.31%	2.06%	2.06%	0.90%	1.56%					1.06%

For Funds with fiscal year ended March 31
California Intermediate Municipal Bond Fund	0.73%	1.48%	1.48%							0.48%
Corporate Bond Portfolio
Georgia Intermediate Municipal Bond Fund*	0.80%	1.55%	1.55%							0.55%
LifeGoal® Balanced Growth Portfolio	0.51%	1.26%	1.26%		0.76%		0.56%			0.26%
LifeGoal® Growth Portfolio	0.45%	1.20%	1.20%		0.70%	0.39%				0.20%
LifeGoal® Income and Growth Portfolio	0.51%	1.26%	1.26%		0.76%					0.26%
LifeGoal® Income Portfolio	0.51%	1.26%	1.26%							0.26%
Maryland Intermediate Municipal Bond Fund*	0.80%	1.55%	1.55%							0.55%
Masters International Equity Portfolio	0.25%	1.00%	1.00%		0.50%					0.00%
Mortgage- and Asset- Backed Portfolio
North Carolina Intermediate Municipal Bond Fund	0.79%	1.54%	1.54%							0.54%
Short Term Bond Fund	0.74%	1.49%	1.49%	0.45%	0.99%	0.75%		0.74%	0.49%	0.49%
Short Term Municipal Bond Fund	0.72%	1.47%	1.47%							0.47%
South Carolina Intermediate Municipal Bond Fund	0.79%	1.54%	1.54%							0.54%
Virginia Intermediate Municipal Bond Fund	0.79%	1.54%	1.54%							0.54%

*	For the Fund, the Adviser has voluntarily agreed to waive a portion of the advisory fee. This arrangement may be modified or terminated by the Adviser at any time.

The expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangement, including the Fund and the Adviser.

For Short Term Bond Fund, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.31% annually. This arrangement may be modified or terminated by the Distributor at any time.

Codes of Ethics

The Funds, the Adviser, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Adviser or, as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds, except as noted below. In deciding to delegate this responsibility to the Adviser, the Board reviewed the policies adopted by the Adviser and, as applicable, a subadviser, or summaries of such policies. These included the procedures that the Adviser (or subadviser) follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser) and its affiliates.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Adviser, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Adviser determines in its discretion. The Adviser endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Adviser may refrain from voting securities. For instance, the Adviser may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, the Adviser will generally refrain from recalling the Fund’s portfolio securities on loan to vote proxies, although the Adviser may seek to recall loaned securities if a proxy relates to a proposed merger or acquisition and the Funds’ ownership position is not de minimis, based on the Adviser’s determination that, in these situations, the benefits of voting generally outweigh the costs or lost revenue to the Funds.

Oversight. The operation of the Adviser’s proxy voting policy and procedures is overseen by a committee (the “Proxy Voting Committee”) composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Adviser may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if the Adviser determines that a material conflict of interest exists, the Adviser will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Adviser’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Adviser’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to the Adviser’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other funds in the Columbia Funds Complex (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Adviser has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. The Adviser has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s voting guidelines in effect on the date of this SAI and, if applicable, the proxy voting policies of subadvisers, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Adviser or the investment subadviser(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Adviser or the Administrator.

The Adviser has agreed to bear all fees and expenses of Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio except taxes, brokerage fees and commissions, costs, including interest expenses, of borrowing money, extraordinary expenses and any applicable 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The expenses borne by the Adviser include custodian, transfer agent, legal and audit fees and costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, and the cost of preparing and printing prospectuses and SAIs distributed to the Portfolios’ shareholders. This assumption does not include advisory fees to the Adviser.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or certain Columbia Funds, including the Funds based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

Board Members and Officers

Shareholders elect the Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board. The following table provides basic biographical information about the Trustees, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period.

Board Members*

Independent Board Members

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None	Audit, Board Governance, Compliance, Investment Review

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Trustee, BofA Funds Series Trust (11 funds)	Audit, Compliance, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard- Partners in Cross Cultural Leadership (consulting company)	157	None	Audit, Investment Review

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1943	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics
Corporation (electronic
equipment manufacturer);
The Finish Line (athletic
shoes and apparel);
McMoRan Exploration
Company (oil and gas
exploration and
development); Trustee,
BofA Funds Series Trust
(11 funds); former
Director, Spectrum Brands,
Inc. (consumer products);
former Director, Simmons
				Company (bedding)	Audit, Board Governance, Executive, Investment Review

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None	Compliance, Contracts, Investment Review

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., Jan. 2008- Aug. 2010	147	Trustee, BofA Funds Series Trust (11 funds)	Audit, Compliance, Executive, Investment Review

R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Trustee, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)	Board Governance, Contracts, Investment Review

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1939	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Director, Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1943	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None	Audit, Board Governance, Investment Review

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1944	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000- 2007; Chairman, Franklin Portfolio Associates (investing – Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; Trustee, BofA Funds Series Trust (11 funds)	Contracts, Investment Review

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None	Board Governance, Contracts, Executive, Investment Review

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1941	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Director, Digital Ally, Inc. (digital imaging); Director, Infinity, Inc. (oil and gas exploration and production); Director, OGE Energy Corp. (energy and energy services)	Compliance, Contracts, Investment Review

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President – Micco Corporation (real estate development) and Mickel Investment Group	147	Trustee, BofA Funds Series Trust (11 funds); Board Member, Piedmont Natural Gas	Contracts, Board Governance, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Born 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Director, Idera Pharmaceuticals, Inc. (biotechnology); Director, Healthways, Inc. (health management programs)	Contracts, Executive, Investment Review

*	In connection with the Transaction, effective June 1, 2011, the following members of the Board that previously had oversight responsibilities with respect to the Legacy RiverSource Funds (the “RiverSource Funds”) joined the Board of the Nations Funds: Ms. Kathleen Blatz, Ms. Pamela G. Carlton, Ms. Patricia M. Flynn, Mr. Stephen R. Lewis, Jr., Mr. John F. Maher, Ms. Catherine James Paglia, Mr. Leroy C. Richie, Ms. Alison Taunton-Rigby and Mr. William F. Truscott. The “Nations Funds” are the following Trusts: Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC.

Interested Board Member Not Affiliated with Adviser

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Born 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; Trustee, BofA Funds Series Trust (11 funds)	Compliance, Investment Review

*	Dr. Santomero is not an affiliated person of the Adviser or Ameriprise Financial. However, he is currently deemed by the Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or other funds or accounts advised/managed by the Adviser.

Interested Board Member Affiliated with Adviser*

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years	Number of Funds in the Columbia Fund Complex Overseen	Other Present or Past Directorships/Trusteeships (Within Past 5 Years)	Committee Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Born 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and 5/10 for Nations Funds	Chairman of the Board,
Columbia
Management
Investment Advisers,
LLC (formerly
RiverSource
Investments, LLC)
since May 2010
(previously President,
Chairman of the Board
and Chief Investment
Officer, 2001-April
2010); Chief Executive
Officer, U.S. Asset
Management &
President, Annuities,
Ameriprise Financial,
Inc. since May 2010
(previously President –
U.S. Asset
Management and Chief
Investment Officer,
2005-April 2010 and
Senior Vice President –
Chief Investment
Officer, 2001-2005);
Director, President and
Chief Executive
Officer, Ameriprise
Certificate Company
since 2006; Director,
Columbia Management
Investment
Distributors, Inc.
(formerly RiverSource
Fund Distributors, Inc.)
since May 2010
(previously Chairman
of the Board and Chief
Executive Officer,
2008-April 2010;
Chairman of the Board
and Chief Executive
Officer, RiverSource
Distributors, Inc. since
		2006	157	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, trustee, security holder and/or employee of the adviser or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Trust’s other officers are:

Fund Officers

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006-2009 and Vice President – Operations and Compliance, 2004-2006); Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President and Chief Legal Counsel since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Counsel since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005 – April 2010 and Vice President – Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years
Michael A. Jones 225 Franklin Street Boston, MA 02110 Born 1959	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002 – Sept. 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Born 1964	Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 – April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 – May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Fund	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds from January 2007 to April 2011 and of the Nations Funds from May 2010 to March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and 6/11 for Nations Funds

Vice President – Investment Accounting, Columbia

Management Investment Advisers, LLC, since May

2010; Vice President – Managed Assets, Investment

Accounting, Ameriprise Financial Corporation, Feb. 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President and Chief Accounting Officer since 4/11 for RiverSource Funds and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Name, Address, Year of Birth	Position Held with Funds and Length of Service	Principal Occupation During Past Five Years
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President since 4/11 and Assistant Secretary since 11/08 and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010

Responsibilities of Board with respect to fund management

The Board oversees management of the Trust and the Funds. The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the Funds’ Chief Compliance Officer (CCO), counsel to the Independent Trustees, and representatives of the Funds’ service providers and overseeing Board Services Corporation (Board Services), which serves as an agent of the Funds for purposes of administering the payment of Trustee compensation, to provide office space for use by the Funds and the Board, and to provide any other services to the Board or the Trustees as may be reasonably requested.

The Board initially approves an Investment Management Services Agreement and other contracts with the Adviser and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. The Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the Adviser’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Adviser is responsible for day-to-day management and administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board’s oversight of the Adviser and other service providers in the operation of the Trust includes oversight with respect to various risk management functions. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs. Each of the Adviser, the sub-advisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, sub-advisers, the independent registered public accounting firm for the Funds, and internal auditors for the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board also meets periodically with the Funds’ CCO, to receive reports regarding the compliance of the Funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the Funds’ performance, and meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including various investment risks. As part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These committees are comprised solely of Independent Trustees (for these purposes, persons who are not affiliated persons of the Adviser or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the Adviser between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a trustee or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee, as encapsulated in their bios included in the table above.

The Board believes that the Funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Boudreau	MA	X		X				X
Carlton	NY			X	X			X
Carmichael	IL	X		X	X			X
Flynn	MA						X
Hawkins	CA	X		X				X
Hilliard	CA	X
Lewis	MN		X				X
Maher	CT	X		X				X
Nagorniak	MA	X		X
Paglia	NY	X		X				X
Richie	MI	X			X
Shaw	SC	X		X
Taunton-Rigby	MA	X		X				X
Santomero	PA		X				X

With respect to the trusteeship of Mr. Truscott, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the Adviser serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the Funds’ Adviser, which is the Funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero, the committee and the Board have concluded that, despite his lack of technical independence of the Funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citigroup, N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the Adviser or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ CCO, a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the Funds and advises the Board regarding actions taken on these contracts during the annual review process.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the Funds’ risks by, among other things, meeting with the Funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the Funds’ disclosure controls and procedures.

Meetings

Prior to June 1, 2011, the Trust was governed by a Board comprised of Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero. The Board had four committees — an Audit Committee (which served a similar function as the current Board’s Audit Committee), a Contracts Review Committee (which reviewed Fund contracts and service provider oversight), a Governance Committee (which served a similar function as the current Board’s Board Governance Committee) and an Investment Committee (which served a similar function as the current Board’s Investment Review Committee).

The table below shows the number of times these committees met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee	Contracts Review Committee	Governance Committee	Investment Committee
For Funds with fiscal years ending February 28	4	5	5	5
For Funds with fiscal years ending March 31	5	6	6	6

Compensation

The Independent Trustees determine the amount of compensation that they and Dr. Santomero receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Trustees and Dr. Santomero, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Board Chair, the Independent Trustees take into account, among other things, the Board Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ CCO, counsel to the Independent Trustees, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Board Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members. In 2011, the Board’s Chair will receive total annual cash compensation of $430,000.

Effective June 1, 2011, Independent Trustees and Dr. Santomero will be paid an annual retainer of $165,000. Committee Chairs each receive an additional annual retainer of $20,000 and subcommittee Chairs each receive an additional retainer of $5,000. In addition, Independent Trustees and Dr. Santomero are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Trustees and Dr. Santomero are not paid for special meetings conducted by telephone.

The Independent Trustees and Dr. Santomero are compensated for their services to the Columbia Funds Complex on a complex-wide basis, as shown in the following tables:

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
For Funds with fiscal year ending February 28
Convertible Securities Fund	$3,629	$4,423	$3,526	$3,526	$3,629	$3,193
Amount deferred	$604	$0	$1,763	$0	$1,209	$903
International Value Fund	$3,193	$3,930	$3,114	$3,114	$3,193	$2,816
Amount deferred	$479	$0	$1,557	$0	$941	$845
Large Cap Core Fund	$4,731	$5,784	$4,602	$4,602	$4,731	$4,165
Amount deferred	$710	$0	$2,146	$0	$1,419	$1,405
Large Cap Enhanced Core Fund	$3,759	$4,362	$3,652	$3,652	$3,759	$3,307
Amount deferred	$564	$0	$1,826	$0	$1,128	$934
Large Cap Index Fund	$7,225	$8,867	$7,037	$7,037	$7,225	$6,364
Amount deferred	$1,084	$0	$3,513	$0	$2,167	$1,765
Large Cap Value Fund	$6,528	$7,992	$6,358	$6,358	$6,528	$5,757
Amount deferred	$974	$0	$3,163	$0	$1,949	$1,585
Marsico 21st Century Fund	$8,911	$10,943	$8,684	$8,684	$8,911	$7,855
Amount deferred	$1,337	$0	$4,342	$0	$2,673	$2,162
Marsico Focused Equities Fund	$7,614	$9,344	$7,418	$7,418	$7,614	$6,710
Amount deferred	$1,142	$0	$3,709	$0	$2,284	$1,854
Marsico Global Fund	$2,980	$3,622	$2,892	$2,892	$2,980	$2,619
Amount deferred	$447	$0	$1,446	$0	$894	$749
Marsico Growth Fund	$8,650	$10,618	$8,429	$8,429	$8,650	$7,626
Amount deferred	$1,297	$0	$4,215	$0	$2,595	$2,098
Marsico International Opportunities Fund	$4,858	$5,889	$4,687	$4,687	$4,858	$4,243
Amount deferred	$723	$0	$2,344	$0	$1,457	$1,186
Mid Cap Index Fund	$6,205	$7,610	$6,041	$6,041	$6,205	$5,463
Amount deferred	$931	$0	$3,020	$0	$1,861	$1,523
Mid Cap Value Fund	$9,992	$12,286	$9,738	$9,738	$9,992	$8,805
Amount deferred	$1,499	$0	$4,869	$0	$2,998	$2,426
Multi-Advisor International Equity Fund	$5,097	$6,233	$4,959	$4,959	$5,097	$4,489
Amount deferred	$765	$0	$2,480	$0	$1,529	$1,252
Overseas Value Fund	$2,986	$3,629	$2,898	$2,898	$2,986	$2,624
Amount deferred	$448	$0	$1,449	$0	$902	$787

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
Small Cap Growth Fund II	$3,718	$4,291	$3,421	$3,421	$3,718	$3,097
Amount deferred	$528	$0	$1,710	$0	$1,056	$929
Small Cap Index Fund	$2,980	$3,622	$2,892	$2,892	$2,980	$2,619
Amount deferred	$447	$0	$1,446	$0	$894	$749
Small Cap Value Fund II	$5,316	$6,511	$5,173	$5,173	$5,316	$4,679
Amount deferred	$797	$0	$2,586	$0	$1,595	$1,310

For Funds with fiscal year ending March 31
California Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Corporate Bond Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
Georgia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
LifeGoal® Balanced Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income and Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Maryland Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Masters International Equity Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mortgage- and Asset-Backed Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
North Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
South Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Virginia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero
For funds with fiscal year ending February 28
Convertible Securities Fund	$3,193
Amount deferred	$0
International Value Fund	$2,724
Amount deferred	$0
Large Cap Core Fund	$4,165
Amount deferred	$0
Large Cap Enhanced Core Fund	$3,307
Amount deferred	$0
Large Cap Index Fund	$6,364
Amount deferred	$0
Large Cap Value Fund	$5,757
Amount deferred	$0
Marsico 21st Century Fund	$7,855
Amount deferred	$0
Marsico Focused Equities Fund	$6,710
Amount deferred	$0
Marsico Global Fund	$2,619
Amount deferred	$0
Marsico Growth Fund	$7,626
Amount deferred	$0
Marsico International Opportunities Fund	$4,243
Amount deferred	$0
Mid Cap Index Fund	$5,463
Amount deferred	$0
Mid Cap Value Fund	$8,805
Amount deferred	$0
Multi-Advisor International Equity Fund	$4,489
Amount deferred	$0
Overseas Value Fund	$2,624
Amount deferred	$0
Small Cap Growth Fund II	$3,097
Amount deferred	$0
Small Cap Index Fund	$2,619
Amount deferred	$0
Small Cap Value Fund II	$4,679
Amount deferred	$0

For funds with fiscal year ending March 31
California Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Corporate Bond Portfolio	$4,139
Amount deferred	N/A

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero
Georgia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
LifeGoal® Balanced Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income and Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income Portfolio	$4,139
Amount deferred	$1,931
Maryland Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Masters International Equity Portfolio	$4,139
Amount deferred	$1,931
Mortgage- and Asset- Backed Portfolio	$4,139
Amount deferred	N/A
North Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Short Term Bond Fund	$4,139
Amount deferred	$1,931
Short Term Municipal Bond Fund	$4,139
Amount deferred	$1,931
South Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Virginia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931

Independent Trustee Compensation for the Fiscal Year Ended February 28, 2011

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Fiscal Year Ended February 28, 2011(a)
Independent Trustees
Kathleen Blatz	$201,227
Edward J. Boudreau, Jr.	$232,973[1]
Pamela G. Carlton	$193,021
William P. Carmichael	$284,635[2]
Patricia M. Flynn	$210,475[3]
William A. Hawkins	$232,973[4]
R. Glenn Hilliard	$226,310[5]
Stephen R. Lewis, Jr.	$400,503[3]
John F. Maher	$210,000[3]
John J. Nagorniak	$204,648[6]
Catherine James Paglia	$203,727[3]
Leroy C. Richie	$198,727
Minor M. Shaw	$226,310[7]
Alison Taunton-Rigby	$198,727

Interested Trustee Compensation for the Fiscal Year Ended February 28, 2011

Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Fiscal Year Ended February 28, 2011(a)
Interested Trustees
Anthony M. Santomero	$204,648[8]

(a)

All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Board member compensation is paid by the Columbia Funds Complex and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the Funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

[1]

During the fiscal year ended February 28, 2011, Mr. Boudreau deferred $27,506 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Mr. Boudreau’s account under that plan was $256,541.

[2]

During the fiscal year ended February 28, 2011, Mr. Carmichael deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Mr. Carmichael’s account under that plan was $899,378.

[3]

Ms. Flynn, Mr. Lewis, Mr. Maher and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $110,000, $86,000, $210,000 and $16,667, respectively.

[4]

During the fiscal year ended February 28, 2011, Mr. Hawkins deferred $55,013 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Mr. Hawkins’s account under that plan was $56,934.

[5]

During the fiscal year ended February 28, 2011, Mr. Hilliard deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Mr. Hilliard’s account under that plan was $485,856.

[6]

During the fiscal year ended February 28, 2011, Mr. Nagorniak deferred $49,535 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Mr. Nagorniak’s account under that plan was $161,539.

[7]

During the fiscal year ended February 28, 2011, Ms. Shaw deferred $89,749 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Ms. Shaw’s account under that plan was $589,655.

[8]

During the fiscal year ended February 28, 2011, Dr. Santomero deferred $0 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2010, the value of Dr. Santomero’s account under that plan was $157,333.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year. Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and fees for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) selected by such Trustee.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The tables below show, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustees, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The tables do not include ownership of Columbia Funds overseen by other boards of trustees/directors.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2010

Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
California Intermediate Municipal Bond Fund	A	A	A	A	A	A
Convertible Securities Fund	A	A	A	A	A	A
Corporate Bond Portfolio	A	A	A	A	A	A
Georgia Intermediate Municipal Bond Fund	A	A	A	A	A	A
International Value Fund	A	E	A	A	A	A
Large Cap Core Fund	C	A	A	A	A	A
Large Cap Enhanced Core Fund	B	A	A	A	A	A
Large Cap Index Fund	A	A	A	A	A	A
Large Cap Value Fund	B	A	A	A	A	A
LifeGoal® Balanced Growth Portfolio	A	A	A	A	A	A
LifeGoal® Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income and Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income Portfolio	A	A	A	A	A	A
Marsico 21st Century Fund	A	A	A	A	A	A
Marsico Focused Equities Fund	C	D	A	A	A	A
Marsico Global Fund	A	A	A	A	A	A
Marsico Growth Fund	A	C	A	A	A	A
Marsico International Opportunities Fund	A	A	A	A	A	A
Maryland Intermediate Municipal Bond Fund	A	A	A	A	A	A
Masters International Equity Portfolio	A	A	A	A	A	A
Mid Cap Index Fund	A	A	A	A	A	A
Mid Cap Value Fund	A	A	A	A	A	A
Mortgage- and Asset-Backed Portfolio	A	A	A	A	A	A
Multi-Advisor International Equity Fund	A	A	A	A	A	A

Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
North Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Overseas Value Fund	A	A	A	A	A	A
Short Term Bond Fund	C	A	A	A	A	A
Short Term Municipal Bond Fund	A	A	A	A	A	A
Small Cap Growth Fund II	A	A	A	A	A	A
Small Cap Index Fund	A	A	A	A	A	A
Small Cap Value Fund II	B	A	A	A	A	A
South Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Virginia Intermediate Municipal Bond Fund	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	E	E	E	C	E

Ms. Kathleen Blatz, Ms. Pamela G. Carlton, Ms. Patricia M. Flynn, Mr. Stephen R. Lewis, Jr., Mr. John F. Maher, Ms. Catherine James Paglia, Mr. Leroy C. Richie and Ms. Alison Taunton-Rigby joined the Board effective June 1, 2011 and did not beneficially own shares of the Funds as of December 31, 2010.

Independent Trustee	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee
Kathleen Blatz	E
Pamela G. Carlton	E
Patricia M. Flynn	E
Stephen R. Lewis, Jr.	E
John F. Maher	E
Catherine James Paglia	E
Leroy C. Richie	E
Alison Taunton-Rigby	E

Interested Trustee Ownership for the Calendar Year Ended December 31, 2010

Fund	Anthony M. Santomero
California Intermediate Municipal Bond Fund	A
Convertible Securities Fund	A
Corporate Bond Portfolio	A
Georgia Intermediate Municipal Bond Fund	A
International Value Fund	A
Large Cap Core Fund	A
Large Cap Enhanced Core Fund	A
Large Cap Index Fund	A
Large Cap Value Fund	A
LifeGoal® Balanced Growth Portfolio	A
LifeGoal® Growth Portfolio	A
LifeGoal® Income and Growth Portfolio	A
LifeGoal® Income Portfolio	A

Fund	Anthony M. Santomero
Marsico 21st Century Fund	A
Marsico Focused Equities Fund	A
Marsico Global Fund	A
Marsico Growth Fund	A
Marsico International Opportunities Fund	A
Maryland Intermediate Municipal Bond Fund	A
Masters International Equity Portfolio	A
Mid Cap Index Fund	A
Mid Cap Value Fund	A
Mortgage- and Asset-Backed Portfolio	A
Multi-Advisor International Equity Fund	A
North Carolina Intermediate Municipal Bond Fund	A
Overseas Value Fund	A
Short Term Bond Fund	A
Short Term Municipal Bond Fund	A
Small Cap Growth Fund II	A
Small Cap Index Fund	A
Small Cap Value Fund II	A
South Carolina Intermediate Municipal Bond Fund	A
Virginia Intermediate Municipal Bond Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E

Mr. William F. Truscott joined the Board effective June 1, 2011 and did not beneficially own shares of the Funds as of December 31, 2010.

Interested Trustee	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee
William F. Truscott	E

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended February 28, 2011	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009
Convertible Securities Fund	$165,457	$78,360	$322,359
International Value Fund*	$451,675	$962,909	$1,020,816
Large Cap Core Fund	$3,227,444	$3,517,838	$3,504,058
Large Cap Enhanced Core Fund	$109,841	$252,593	$1,214,329
Large Cap Index Fund	$48,278	$79,256	$57,287

Fund	Fiscal Year Ended February 28, 2011		Fiscal Year Ended February 28, 2010		Fiscal Year Ended February 28, 2009
Large Cap Value Fund	$2,760,468		$3,143,773		$3,621,587
Marsico 21st Century Fund	$8,933,015		$14,472,692		$18,909,158
Marsico Focused Equities Fund	$3,614,513		$6,633,291		$7,461,288
Marsico Global Fund	$21,913		$19,741		$15,550
Marsico Growth Fund	$3,460,709		$8,957,276		$11,114,481
Marsico International Opportunities Fund	$3,247,287		$4,199,116		$7,094,625
Mid Cap Index Fund	$75,934		$126,059		$131,394
Mid Cap Value Fund	$4,921,092		$6,634,701		$5,535,587
Multi-Advisor International Equity Fund	$3,260,492	**	$2,712,557	***	$3,912,632	****
Overseas Value Fund	$11,380		$16,847		$28,497
Small Cap Growth Fund II	$1,377,820		$1,469,836		$1,413,250
Small Cap Index Fund	$57,743		$123,678		$188,373
Small Cap Value Fund II	$3,345,547		$4,607,371		$2,963,749

*	Because the Feeder Fund’s brokerage commissions are paid at the Master Portfolio level, amounts shown are for the Fund’s Master Portfolio.
**	This amount includes $1,956,965 in commissions paid by the portion of the Fund that was subadvised by Marsico.
***	This amount includes $220,976 in commissions paid by the portion of the Fund that was subadvised by Causeway Capital Management LLC, formerly a subadviser to the Fund (Causeway), and $2,491,581 in commissions paid by the portion of the Fund that is subadvised by Marsico.
****	This amount includes $829,079 in commissions paid by the portion of the Fund that was subadvised by Causeway and $3,083,553 in commissions paid by the portion of the Fund that is sub-advised by Marsico.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
California Intermediate Municipal Bond Fund	—	$1,099	—
Corporate Bond Portfolio	$961	$12,273	$1,862
Georgia Intermediate Municipal Bond Fund	—	$472	—
LifeGoal® Balanced Growth Portfolio	$8,650	—	—
LifeGoal® Growth Portfolio	$5,730	—	—
LifeGoal® Income and Growth Portfolio	$2,180	—	—
LifeGoal® Income Portfolio	—	—	—
Maryland Intermediate Municipal Bond Fund	—	$875	—
Masters International Equity Portfolio	—	—	—
Mortgage- and Asset- Backed Portfolio	—	—	—
North Carolina Intermediate Municipal Bond Fund	—	$1,619	—
Short Term Bond Fund	$34,869	$10,309	$8,123
Short Term Municipal Bond Fund	—	—	—
South Carolina Intermediate Municipal Bond Fund	—	$1,486	—
Virginia Intermediate Municipal Bond Fund	—	$1,261	—

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid brokerage commissions to certain broker/dealers for the three most recently completed fiscal years, as indicated in the following table:

		Aggregate Brokerage Commissions Paid
Fund	Broker/Dealer*	Fiscal Year Ended February 28, 2011	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 29, 2009
International Value Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S)	$4,024	$12,546	$40,508

Marsico 21st Century Fund	MLPF&S	$619,407	$413,221	$12,001

Marsico Focused Equities Fund	MLPF&S	$244,413	$70,447	$713

Marsico Global Fund	MLPF&S	$1,210	$839	—

Marsico Growth Fund	MLPF&S	$402,632	$148,003	$16,336

Marsico International Opportunities Fund	MLPF&S	$263,559	$184,099	$24,106

Mid Cap Value Fund	MLPF&S	$12,777	—	—

Multi-Advisor International Equity Fund
Causeway**	MLPF&S	$0	$33,848	$11,737
Marsico	MLPF&S	$151,288	$106,469	$13,484

Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker/Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker/Dealer During the Most Recent Fiscal Year
Marsico 21st Century Fund	MLPF&S	2.38%	2.44%
Marsico Focused Equities Fund	MLPF&S	2.25%	3.70%
Marsico Global Fund	MLPF&S	2.75%	2.74%
Marsico Growth Fund	MLPF&S	2.98%	4.33%
Marsico International Opportunities Fund	MLPF&S	3.35%	3.81%
Mid Cap Value Fund	MLPF&S	0.26%	0.21%
Multi-Advisor International Equity Fund (Marsico)	MLPF&S	3.24%	3.58%
International Value Fund	MLPF&S	0.9%	0.9%

*	Prior to May 1, 2010, BAS and MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker/dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Adviser. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to BAS and MLPF&S after May 1, 2010.

**	Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously subadvised by Causeway.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended February 28, 2011
Convertible Securities Fund	$9,424,500	$7,196
International Value Fund	—	—
Large Cap Core Fund	$1,366,183,840	$1,083,317
Large Cap Enhanced Core Fund	$11,584,460	$8,158
Large Cap Index Fund	—	—
Large Cap Value Fund	$1,581,516,739	$1,346,645
Marsico 21st Century Fund	$2,839,584,163	$3,116,298
Marsico Focused Equities Fund	$2,064,337,675	$1,773,210
Marsico Global Fund	$5,488,149	$6,351
Marsico Growth Fund	$2,129,298,073	$2,073,791
Marsico International Opportunities Fund	$1,376,950,492	$2,046,724
Mid Cap Index Fund	—	—
Mid Cap Value Fund	$1,959,982,166	$1,942,592
Multi-Advisor International Equity Fund	$19,002,308	$24,413
Overseas Value Fund	$445,406	$492
Small Cap Growth Fund II	$332,140,243	$391,065
Small Cap Index Fund	—	—
Small Cap Value Fund II	$606,175,512	$1,038,804

For Funds with fiscal year ended March 31, 2010
California Intermediate Municipal Bond Fund	—	—
Corporate Bond Portfolio	—	—
Georgia Intermediate Municipal Bond Fund	—	—
LifeGoal® Balanced Growth Portfolio	—	—
LifeGoal® Growth Portfolio	—	—
LifeGoal® Income and Growth Portfolio	—	—
LifeGoal® Income Portfolio	—	—
Maryland Intermediate Municipal Bond Fund	—	—
Masters International Equity Portfolio	—	—
Mortgage- and Asset- Backed Portfolio	—	—
North Carolina Intermediate Municipal Bond Fund	—	—
Short Term Bond Fund	—	—
Short Term Municipal Bond Fund	—	—
South Carolina Intermediate Municipal Bond Fund	—	—
Virginia Intermediate Municipal Bond Fund	—	—

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended February 28, 2011
Convertible Securities Fund	Citigroup, Inc	$9,966,450
	Deutsche Bank AG	$4,146,300
	Goldman Sachs & Co.	$3,998,994
	UBS Warburg LLC	$2,428,025

International Value Fund	None	$0

Large Cap Core Fund	Goldman Sachs & Co.	$20,519,669
	Citigroup, Inc	$19,144,569
	JPMorgan Chase & Co.	$30,176,214

Large Cap Enhanced Core Fund	Goldman Sachs & Co.	$1,261,106
	JPMorgan Chase & Co.	$10,916,122
	Citigroup, Inc	$5,918,094
	Bank of America Corp.	$2,087,769

Large Cap Index Fund	Goldman Sachs & Co.	$23,557,788
	JPMorgan Chase & Co.	$51,362,502
	Citigroup, Inc	$38,257,119
	Bank of America Corp.	$40,554,548
	Morgan Stanley & Co., Inc.	$12,636,290
	State Street Corp.	$6,315,314
	Bank of New York Mellon Corp.	$10,608,207

Large Cap Value Fund	Goldman Sachs & Co.	$45,530,840
	Citigroup, Inc	$36,758,418
	JPMorgan Chase & Co.	$77,540,277

Marsico 21st Century Fund	State Street Corp.	$81,889,833
	Jefferies Group, Inc.	$46,205,329

Marsico Focused Equities Fund	Goldman Sachs & Co.	$88,921,567
	Citigroup, Inc	$77,382,611

Marsico Global Fund	Barclays Capital	$256,873
	State Street Corp.	$162,020
	Citigroup, Inc	$120,936

Marsico Growth Fund	Goldman Sachs & Co.	$99,925,126
	Citigroup, Inc	$95,237,939

Marsico International Opportunities Fund	Barclays Capital	$28,081,876
	Citigroup, Inc	$29,156,947

Mid Cap Index Fund	None	$0

Mid Cap Value Fund	None	$0

Fund	Broker/Dealer	Dollar Amount of Securities Held
Multi-Advisor International Equity Fund	Deutsche Bank AG	$7,339,591
	Barclays Capital	$15,148,677
	CS First Boston Corp.	$6,543,359
	Citigroup, Inc	$15,822,051

Overseas Value Fund	CS First Boston Corp.	$94,694
	Deutsche Bank AG	$107,087

Small Cap Growth Fund II	None	$0

Small Cap Value Fund II	None	$0

Small Cap Index Fund	None	$0

For Funds with fiscal year ended March 31, 2010
California Intermediate Municipal Bond Fund	None	$0

Corporate Bond Portfolio	Barclays Capital	$138,762
	JPMorgan Chase & Co.	$86,304
	Wells Fargo & Co.	$135,807

Georgia Intermediate Municipal Bond Fund	None	$0

LifeGoal® Balanced Growth Portfolio	None	$0

LifeGoal® Growth Portfolio	None	$0

LifeGoal® Income and Growth Portfolio	None	$0

LifeGoal® Income Portfolio	None	$0

Maryland Intermediate Municipal Bond Fund	None	$0

Masters International Equity Portfolio	None	$0

Mortgage- and Asset-Backed Portfolio	CS First Boston Corp.	$151,287
	JPMorgan Chase & Co.	$653,143
	Morgan Stanley & Co., Inc.	$1,294,949
	Wells Fargo & Co.	$1,921,226
	UBS Warburg LLC	$1,383,094
	Citigroup, Inc.	$421,470

North Carolina Intermediate Municipal Bond Fund	None	$0

Short Term Bond Fund	Barclays Capital	$15,359,481
	CS First Boston Corp.	$78,017,877
	Goldman Sachs & Co.	$18,335,446
	JPMorgan Chase & Co.	$62,171,265
	Morgan Stanley & Co., Inc.	$10,283,062
	Citigroup, Inc.	$17,660,333
	Wells Fargo & Co.	$17,312,165
	UBS Warburg LLC	$28,990,178

Short Term Municipal Bond Fund	None	$0

South Carolina Intermediate Municipal Bond Fund	None	$0

Virginia Intermediate Municipal Bond Fund	None	$0
Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to selling and/or servicing agents (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to selling and/or servicing agents may vary. A number of factors may be considered in determining payments to a selling and/or servicing agents, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.20% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the selling and/or servicing agent for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to selling and/or servicing agents in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “selling and/or servicing agent” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to selling and/or servicing agents that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected selling and/or servicing agents receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the selling and/or servicing agent’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the selling and/or servicing agents or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Ameriprise Financial Services, Inc.*
•	ADP Broker-Dealer, Inc.
•	Ascensus, Inc.
•	AXA Advisors
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Charles Schwab & Co., Inc.
•	Charles Schwab Trust Co.
•	Davenport & Company
•	City National Bank
•	CPI Qualified Plan Consultants, Inc.
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Edward D. Jones & Co., LP
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First National Bank of Omaha
•	Guardian Life and Annuity Company Inc.
•	Genworth Life and Annuity Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hartford Securities Distribution
•	Hewitt Associates LLC

•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	Janney Montgomery Scott, Inc.
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Retirement Services
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Stanley Smith Barney
•	Morgan Keegan & Company
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	Pension Specialists
•	PNC Bank
•	Princeton Retirement Group
•	Principal Life Insurance Company of America
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Company
•	Pershing LLC
•	Raymond James & Associates
•	RBC Dain Rauscher
•	Reliance Trust
•	Standard Insurance Company
•	Stifel Nicolaus & Co.
•	Deferred Compensation Board of the State of New York
•	TD Ameritrade Clearing, Inc.
•	TD Ameritrade Trust Company
•	The Retirement Plan Company
•	Teachers Insurance and Annuity Association of America
•	T. Rowe Price Group, Inc.
•	UMB Bank
•	Unified Trust Company, N.A.
•	Upromise Investments, Inc.
•	USAA Investment Management Co
•	Vanguard Group, Inc.
•	VALIC Retirement Services Company
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Company
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Selling and/or Servicing Agent Payments

Selling and/or servicing agents may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “selling and/or servicing agent” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected selling and/or servicing agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single selling and/or servicing agent may receive payments under all categories. A selling and/or servicing agent also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a selling and/or servicing agent or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to selling and/or servicing agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the selling and/or servicing agent, the size of the customer/shareholder base of the selling and/or servicing agent, the manner in which customers of the selling and/or servicing agent make investments in the Funds, the nature and scope of marketing support or services provided by the selling and/or servicing agent (as described more fully below) and the costs incurred by the selling and/or servicing agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and selling and/or servicing agents, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund/Portfolio in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating selling and/or servicing agent personnel about the Funds and shareholder financial planning needs, placement on the selling and/or servicing agent’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the selling and/or servicing agent, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that selling and/or servicing agent, gross sales of the Columbia Funds distributed by the Distributor attributable to that selling and/or servicing agent, reimbursement of ticket charges (fees that a selling and/or servicing agent firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each selling and/or servicing agent, the marketing support payments to each selling and/or servicing agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the selling and/or servicing agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the selling and/or servicing agent. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain selling and/or servicing agents. Such increased payments may enable the selling and/or servicing agents to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the selling and/or servicing agents or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Commonwealth Financial Network

•	Fidelity Brokerage Services, Inc.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Chase Clearing Corp.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Morgan Stanley Smith Barney
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	UBS Financial Services Inc.
•	Wells Fargo Advisors
•	Wells Fargo Investments, LLC
•	Vanguard Marketing Corp

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other selling and/or servicing agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain selling and/or servicing agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to selling and/or servicing agents that enable the Distributor to participate in and/or present at selling and/or servicing agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other selling and/or servicing agent employees, selling and/or servicing agent entertainment and other selling and/or servicing agent-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your selling and/or servicing agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Second Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Shares	Class T Shares	Class W Shares	Class Y Shares	Class Z Shares
California Intermediate Municipal Bond Fund	✓	✓	✓								✓
Convertible Securities Fund	✓	✓	✓	✓							✓
Corporate Bond Portfolio							✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓								✓
International Value Fund	✓	✓	✓	✓	✓						✓
Large Cap Core Fund	✓	✓	✓	✓					✓		✓
Large Cap Enhanced Core Fund	✓			✓	✓					✓	✓
Large Cap Index Fund	✓	✓									✓
Large Cap Value Fund	✓	✓	✓	✓	✓				✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓		✓			✓			✓
LifeGoal® Growth Portfolio	✓	✓	✓		✓	✓					✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓		✓						✓
LifeGoal® Income Portfolio	✓	✓	✓								✓

Fund	Class A Shares		Class B Shares[1]	Class C Shares		Class I Shares	Class R Shares		Class R4 Shares	Shares	Class T Shares	Class W Shares	Class Y Shares	Class Z Shares
Marsico 21st Century Fund	✓		✓	✓			✓							✓
Marsico Focused Equities Fund	✓		✓	✓		✓								✓
Marsico Global Fund	✓			✓			✓							✓
Marsico Growth Fund	✓		✓	✓		✓	✓					✓		✓
Marsico International Opportunities Fund	✓		✓	✓		✓	✓							✓
Maryland Intermediate Municipal Bond Fund	✓		✓	✓										✓
Masters International Equity Portfolio	✓		✓	✓			✓							✓
Mid Cap Index Fund	✓					✓								✓
Mid Cap Value Fund	✓		✓	✓		✓	✓		✓			✓	✓	✓
Mortgage- and Asset- Backed Portfolio										✓
Multi-Advisor International Equity Fund	✓		✓	✓		✓	✓		✓			✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓		✓	✓										✓
Overseas Value Fund	✓	[2]		✓	[2]	✓	✓	[2]				✓		✓
Short Term Bond Fund	✓		✓	✓		✓	✓		✓			✓	✓	✓
Short Term Municipal Bond Fund	✓		✓	✓										✓
Small Cap Growth Fund II	✓		✓	✓										✓
Small Cap Index Fund	✓		✓						✓					✓
Small Cap Value Fund II	✓		✓	✓		✓	✓							✓
South Carolina Intermediate Municipal Bond Fund	✓		✓	✓										✓
Virginia Intermediate Municipal Bond Fund	✓		✓	✓										✓

[1]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. See the prospectuses for Class B shares of the Funds for details.

[2]	Classes have not commenced operations as of the date of this SAI.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged.

Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources described in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year. In addition, for such taxable years, a regulated investment company generally is permitted, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or the last day of the Fund’s taxable year ending in November or December of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or the last day of the Fund’s taxable year ending in November or December if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. Pre-2011 losses will expire as set forth in the table below. If a Fund incurs net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

	Total Capital Loss Carryforwards	Amount Expiring In
Fund		2012	2013	2014	2015	2016	2017	2018	2019
For Funds with Fiscal Year Ending February 28
Convertible Securities Fund	$75,248,279	$0	$0	$0	$0	$0	$35,724,600	$39,523,679	$0
International Value Fund	$254,101,915	$0	$0	$0	$0	$0	$0	$185,725,377	$68,376,538
Large Cap Core Fund	$117,947,530	$0	$0	$0	$0	$0	$0	$117,947,530	$0
Large Cap Enhanced Core Fund	$196,071,427	$0	$0	$0	$0	$0	$63,773,716	$132,297,711	$0
Large Cap Index Fund	$161,039,010	$0	$19,822,029	$13,154,769	$108,188,982	$0	$19,873,230	$0	$0
Large Cap Value Fund	$634,515,730	$0	$0	$0	$0	$0	$160,922,892	$473,592,838	$0
Marsico 21st Century Fund	$2,182,788,731	$0	$0	$0	$0	$0	$655,806,039	$1,526,982,692	$0
Marsico Focused Equities Fund	$118,149,360	$0	$0	$0	$0	$0	$0	$118,149,360	$0
Marsico Global Fund	$1,122,487	$0	$0	$0	$0	$0	$0	$1,122,487	$0
Marsico Growth Fund	$777,639,752	$0	$0	$0	$0	$0	$454,728,024	$322,911,728	$0
Marsico International Opportunities Fund	$768,433,125	$0	$0	$0	$0	$0	$347,884,531	$420,548,594	$0
Mid Cap Index Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Mid Cap Value Fund	$637,090,781	$0	$0	$0	$0	$0	$34,355,167	$602,735,614	$0
Multi-Advisor International Equity Fund	$550,590,935	$0	$0	$0	$0	$0	$145,722,763	$404,868,172	$0
Overseas Value Fund	$2,393,816	$0	$0	$0	$0	$0	$365,313	$2,028,503	$0
Small Cap Growth Fund II	$130,517,388	$0	$0	$0	$0	$0	$60,634,568	$69,882,820	$0
Small Cap Index Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Small Cap Value Fund II	$336,528,643	$0	$0	$0	$0	$0	$70,573,610	$265,955,033	$0

	Total Capital Loss Carryforwards	Amount Expiring In
Fund		2012	2013	2014	2015	2016	2017	2018	2019
For Funds with Fiscal Year Ending March 31
California Intermediate Municipal Bond Fund	$438,576	$0	$0	$0	$0	$0	$0	$438,576	$0
Corporate Bond Portfolio	$2,940,617	$0	$0	$0	$18,360	$576,674	$2,121,554	$224,029	$0
Georgia Intermediate Municipal Bond Fund	$106,357	$0	$0	$0	$0	$0	$0	$106,357	$0
LifeGoal Balanced Growth Portfolio	$51,866,591	$0	$0	$0	$0	$0	$3,179,917	$48,686,674	$0
LifeGoal Growth Portfolio	$75,497,514	$0	$0	$0	$0	$0	$40,958,553	$32,807,517	$1,731,444
LifeGoal Income and Growth Portfolio	$5,895,816	$0	$0	$0	$0	$0	$0	$5,895,816	$0
LifeGoal Income Portfolio	$863,595	$0	$0	$0	$0	$0	$197,204	$666,391	$0
Maryland Intermediate Municipal Bond Fund	$4,325,293	$0	$828,332	$901,428	$271,557	$0	$511	$2,323,465	$0
Masters International Equity Portfolio	$50,920,756	$0	$0	$0	$0	$0	$4,980,942	$25,984,153	$19,955,661
Mortgage- and Asset-Backed Portfolio	$12,237,267	$0	$0	$0	$0	$0	$12,237,267	$0	$0
North Carolina Intermediate Municipal Bond Fund	$3,526,023	$0	$0	$0	$0	$0	$620,438	$2,905,585	$0
Short Term Bond Fund	$26,108,483	$0	$991,027	$11,783,069	$12,691,619	$642,768	$0	$0	$0
Short Term Municipal Bond Fund	$11,228,807	$397,238	$2,170,497	$3,786,208	$3,090,745	$1,181,270	$0	$0	$602,849
South Carolina Intermediate Municipal Bond Fund	$868,905	$0	$0	$0	$0	$0	$0	$868,905	$0
Virginia Intermediate Municipal Bond Fund	$215,943	$0	$0	$0	$0	$0	$0	$215,943	$0

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in written statements mailed by the Fund to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. For sales charges incurred in taxable years beginning after December 22, 2010, this sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds of Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in written statements if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a Tax-Exempt Fund). In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds of Funds below.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier. Each Tax-Exempt Fund will notify its shareholders in written statements of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. In general, if, for a particular taxable year, the amount of the Tax-Exempt Fund’s distributions reported as exempt-interest dividends exceeds the Tax-Exempt Fund’s net exempt-interest income for that year, the amount of dividends so qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year Tax-Exempt Fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a

Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (AMT). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to Funds of Funds

Certain Funds (each such fund, a Fund of Funds) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, underlying funds). Consequently, their distributable income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund of Funds recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund of Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund of Funds that has generated losses. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses of a Fund of Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund of Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the underlying funds.

Depending on the percentage ownership of a Fund of Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund of Funds of such underlying fund may cause the Fund of Funds to be treated as receiving a dividend on the full amount of the distribution instead of receiving a capital gain or loss on the shares of the underlying fund. This could be the case where a Fund of Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying funds directly.

If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund of Funds is permitted, in turn, to report (generally on an IRS Form 1099) a portion of its distributions as “qualified dividend income,” provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report (generally on an IRS Form 1099) a portion of its distributions as eligible for the dividends-received deduction, provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders exempt-interest dividends it receives from underlying funds. Similarly, for taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders foreign taxes paid by underlying funds to enable shareholders of the Fund of Funds to claim a tax credit or deduction with respect to such taxes.

For taxable years beginning after December 22, 2010, if a Fund of Funds is a “qualified fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax

Considerations Pertaining to Tax-Exempt Funds above. Further, for taxable years beginning after December 22, 2010, if a Fund of Funds is a qualified fund of funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund of Funds or paid by an underlying fund in which the Fund of Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if a Fund of Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013.

For taxable years beginning before January 1, 2013, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend the reduction in capital gain rates of this qualified dividend income provision to or for tax years beginning on or after January 1, 2013. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2012.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund of Funds invests, see Special Tax Considerations Pertaining to Funds of Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined above) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2012, distributions made to foreign shareholders and properly reported by a Fund as “interest-related dividends” are exempt from U.S. federal income tax withholding. The exemption for interest-related dividends does not apply to any distribution to a foreign shareholder (i) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (ii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iii) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. Interest-related dividends are generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund must report a distribution as such in a written notice mailed to its shareholders. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither U.S. federal income tax withholding nor the exemption for interest-related dividends will apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, distributions properly reported as Capital Gain Dividends and, with respect to taxable years of a Fund beginning before January 1, 2012, “short term capital gain dividends” (defined below), are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends or short-term capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. Short-term capital gain dividends are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such by the Fund in a written statement, mailed by the Fund to its shareholders.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2012 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund reports a payment as exempt from U.S. federal withholding tax (e.g., as a short-term capital gain or interest-related dividend), no assurance can be made that the intermediary will respect such classification, and an intermediary may withhold in spite of such reporting by a Fund. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs — defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of whether the Fund otherwise reported such distribution as a short-term capital gain dividend or Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2012, if a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also apply to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2012 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, such withholding generally is not required with respect to amounts paid in redemption of shares of a Fund if it is a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2012 and what the terms of any such extension would be.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to California Intermediate Municipal Bond Fund

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California (California Exempt Securities), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (California exempt-interest distributions). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Possession obligations. The California Intermediate Municipal Bond Fund intends to qualify under the above requirements so that it can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of the California Intermediate Municipal Bond Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Intermediate Municipal Bond Fund and its shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any of the Fund’s distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

Special Tax Considerations Pertaining to the Georgia Intermediate Municipal Bond Fund

The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Funds on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 § 9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

Special Tax Considerations Pertaining to Maryland Intermediate Municipal Bond Fund

The portion of the Maryland Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa or their authorities (Maryland Municipal Bonds) and distributions attributable to gains from the disposition Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the Maryland Intermediate Municipal Bond Fund’s distributions that constitutes income exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from the Maryland Intermediate Municipal Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the Maryland Intermediate Municipal Bond Fund will not be subject to the Maryland personal property tax.

Special Tax Considerations Pertaining to the North Carolina Intermediate Municipal Bond Fund

The portion of the North Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the North Carolina Intermediate Municipal Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

Special Tax Considerations Pertaining to the South Carolina Intermediate Municipal Bond Fund

The portion of the South Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South

Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to non-individual beneficiaries.

Special Tax Considerations Pertaining to the Virginia Intermediate Municipal Bond Fund

The portion of the Virginia Intermediate Municipal Bond Fund’s distributions attributable to interest on (i) debt obligations of Virginia or its political subdivisions, and (ii) debt obligations of the United States and any authority, commission or instrumentality of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands), that are, in each case, backed by the full faith and credit of the borrowing government, will be exempt from Virginia income tax. Furthermore, any of the Virginia Intermediate Municipal Bond Fund’s distributions that are attributable to realized gains from dispositions of the foregoing debt obligations may also be exempt from Virginia income tax.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of May 31, 2011, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Fund with fiscal year ending February 28:

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	8,044,371.841	55.59%

Columbia Convertible Securities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	347,529.213	64.01%

Columbia Convertible Securities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	668,024.984	47.40%

Columbia Convertible Securities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	89,576.667	6.36%

Columbia Convertible Securities Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	79,394.960	5.63%

Columbia Convertible Securities Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	71,155.890	5.05%

Columbia Convertible Securities Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,574,122.458	21.88%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class I	RVS INCOME BLDR BASIC INCOME FD 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	1,527,393.800	21.23%

Columbia Convertible Securities Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,167,096.552	16.22%

Columbia Convertible Securities Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	795,648.742	11.06%

Columbia Convertible Securities Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	632,736.882	8.79%

Columbia Convertible Securities Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	398,135.437	5.53%

Columbia Convertible Securities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	6,145,974.736	56.68%

Columbia Convertible Securities Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,429,791.611	13.19%

Columbia Convertible Securities Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	694,351.288	6.40%

Columbia International Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	5,377,749.406	24.11%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia International Value Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	3,178,478.667	14.25%

Columbia International Value Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,513,774.525	6.79%

Columbia International Value Fund Class A	PRUDENTIAL RETIREMENT INS & ANN CO FBO VARIOUS RETIREMENT PLANS 200 WOOD AVE S ISELIN NJ 08830-2769	1,472,896.890	6.60%

Columbia International Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	21,328.903	24.63%

Columbia International Value Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	9,515.574	10.99%

Columbia International Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,065,286.976	29.73%

Columbia International Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	271,761.559	7.59%

Columbia International Value Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	197,388.443	5.51%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia International Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	527,217.515	99.97%

Columbia International Value Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	181.422	100.00%

Columbia International Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	22,520,495.267	28.36%

Columbia International Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	19,149,364.932	24.11%

Columbia International Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,589,459.877	17.11%

Columbia Large Cap Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	7,254,595.819	78.41%

Columbia Large Cap Core Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	58,448.510	56.64%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Core Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	65,080.562	31.41%

Columbia Large Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	28,375.755	13.69%

Columbia Large Cap Core Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	3,562,358.145	30.35%

Columbia Large Cap Core Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,865,958.073	15.90%

Columbia Large Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,798,115.925	15.32%

Columbia Large Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,320,333.317	11.25%

Columbia Large Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,095,304.324	9.33%

Columbia Large Cap Core Fund Class I	RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,053,605.679	8.98%

Columbia Large Cap Core Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	211.864	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	41,464,011.330	54.98%

Columbia Large Cap Core Fund Class Z	COLUMBIA MANAGEMENT ADVISOR COLUMBIA GROWTH ASST ALLOC-NY 529 ATTN: JIM MARIN 3RD FLOOR 245 SUMMER ST BOSTON MA 02210-1133	4,955,181.626	6.57%

Columbia Large Cap Core Fund Class Z	COLUMBIA MANAGEMENT ADVISOR COLUMBIA AGGRESSIVE GROWTH ASSET ALLOC-NY 529 ATTN: JIM MARIN 3RD FLOOR 245 SUMMER ST BOSTON MA 02210-1133	4,010,699.429	5.32%

Columbia Large Cap Enhanced Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	494,392.865	52.90%

Columbia Large Cap Enhanced Core Fund Class I	COLUMBIA THERMOSTAT FUND 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	525,785.167	99.96%

Columbia Large Cap Enhanced Core Fund Class R	CHRISTI LAIRD FBO COUNTYWIDE MECHANICAL SYSTEMS 401 K PROFIT SHARING PLAN & TRUST INC 9330 STEVENS RD STE A SANTEE CA 92071-5639	4,515.438	30.94%

Columbia Large Cap Enhanced Core Fund Class R	NFS LLC CUST HUNTINGTON NATIONAL BANK 7 EASTON OVAL COLUMBUS OH 43219-6010	4,064.007	27.84%

Columbia Large Cap Enhanced Core Fund Class R	MG TRUST CO CUST FBO APPLIED RELIABILITY ENGINEERING 700 17TH ST STE 300 DENVER CO 80202-3531	2,967.651	20.33%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Enhanced Core Fund Class R	PHILIP SCHRAM JULIE BENTLEY FBO BUFFALO WINGS & RINGS LLC 401K PSP & TRUST 564 OLD STATE ROUTE 74 STE 3 CINCINNATI OH 45244-1519	2,551.348	17.48%

Columbia Large Cap Enhanced Core Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	231,190.255	99.51%

Columbia Large Cap Enhanced Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH DALLAS TX 75202-3908	24,103,455.696	91.93%

Columbia Large Cap Enhanced Core Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,463,554.806	5.58%

Columbia Large Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,938,074.626	11.92%

Columbia Large Cap Index Fund Class A	VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO BAPTIST HEALTH SYSTEM 403B 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	990,753.672	6.09%

Columbia Large Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	938,009.856	5.77%

Columbia Large Cap Index Fund Class A	RELIANCE TRUST CO FBO RETIREMENT PLANS SERVICED BY METLIF 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	910,365.767	5.60%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Index Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	61,197.063	46.69%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	28,292,469.778	23.97%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH DALLAS TX 75202-3908	16,628,603.041	14.09%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	14,503,464.221	12.29%

Columbia Large Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	6,721,101.765	16.18%

Columbia Large Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	562,182.865	19.32%

Columbia Large Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	582,176.124	19.90%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	769,064.651	57.47%

Columbia Large Cap Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	495,683.653	37.04%

Columbia Large Cap Value Fund Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION FUND VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	73,115.404	5.46%

Columbia Large Cap Value Fund Class R	MICHAEL MIRE FBO GULFSTREAM SERVICES INC 401K PSP & TRUST 103 DICKSON RD HOUMA LA 70363-7306	70,788.903	69.35%

Columbia Large Cap Value Fund Class R	COMMUNITY BANK NA AS CUST FBO SIMED 1165(E) RETIREMENT PLAN 6 RHOADS DR STE 7 UTICA NY 13502-6317	21,277.681	20.85%

Columbia Large Cap Value Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	244.858	100.00%

Columbia Large Cap Value Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	587,927.710	99.80%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	32,643,984.570	30.89%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	18,977,986.128	17.96%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Value Fund Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	13,113,910.339	12.41%

Columbia Large Cap Value Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COLUMBIA GROWTH NY 529 ATTN: JIM MARIN 245 SUMMER ST FL 3 MS: MADE 11603H BOSTON MA 02210-1133	5,721,216.928	5.41%

Columbia Marsico 21st Century Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	12,359,148.331	11.67%

Columbia Marsico 21st Century Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	9,694,549.625	9.15%

Columbia Marsico 21st Century Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,972,830.549	25.44%

Columbia Marsico 21st Century Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	488,525.485	6.30%

Columbia Marsico 21st Century Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	11,030,126.597	26.73%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	4,822,575.124	11.69%

Columbia Marsico 21st Century Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	2,764,630.405	6.70%

Columbia Marsico 21st Century Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	2,144,588.137	5.20%

Columbia Marsico 21st Century Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	275,392.092	10.21%

Columbia Marsico 21st Century Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	223,595.690	8.29%

Columbia Marsico 21st Century Fund Class R	ORCHARD TRUST CO TTEE FBO OPPENHEIMER FUNDS RECORD (K)EEPER PRO 401K C/O FASCORE LLC 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	144,778.861	5.37%

Columbia Marsico 21st Century Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	25,972,627.256	28.08%

Columbia Marsico 21st Century Fund Class Z	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	9,033,665.974	9.77%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	8,489,897.890	9.18%

Columbia Marsico 21st Century Fund Class Z	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7,009,578.542	7.58%

Columbia Marsico 21st Century Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	6,864,363.855	7.42%

Columbia Marsico 21st Century Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,074,020.542	6.57%

Columbia Marsico 21st Century Fund Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	6,071,813.755	6.56%

Columbia Marsico Focused Equities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	8,698,462.147	16.23%

Columbia Marsico Focused Equities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,062,769.422	59.48%

Columbia Marsico Focused Equities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	7,416,474.528	54.46%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Focused Equities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,030,005.392	7.56%

Columbia Marsico Focused Equities Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	798,229.528	5.86%

Columbia Marsico Focused Equities Fund Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	121.418	99.27%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	10,511,561.573	21.81%

Columbia Marsico Focused Equities Fund Class Z	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	5,247,766.721	10.89%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	4,707,321.497	9.77%

Columbia Marsico Focused Equities Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	4,277,728.129	8.88%

Columbia Marsico Focused Equities Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,233,819.777	8.79%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Global Fund Class A	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	122,062.004	30.65%

Columbia Marsico Global Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	58,990.614	14.81%

Columbia Marsico Global Fund Class C	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	121,692.393	57.11%

Columbia Marsico Global Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	21,100.800	9.90%

Columbia Marsico Global Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	121,831.907	98.94%

Columbia Marsico Global Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	122,156.597	79.87%

Columbia Marsico Global Fund Class Z	STATE STREET BK & TR IRA CHARLES J HOWELL 600 UNIVERSITY ST STE 1725 SEATTLE WA 98101-4120	16,871.558	11.03%

Columbia Marsico Global Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	11,849.861	7.75%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	6,742,510.581	14.97%

Columbia Marsico Growth Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6,166,388.059	13.69%

Columbia Marsico Growth Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	4,446,835.155	9.87%

Columbia Marsico Growth Fund Class A	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	2,808,811.045	6.24%

Columbia Marsico Growth Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,023,701.794	52.77%

Columbia Marsico Growth Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	107,111.911	5.52%

Columbia Marsico Growth Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	10,329,777.669	53.55%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,492,570.555	7.74%

Columbia Marsico Growth Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,042,013.589	5.40%

Columbia Marsico Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	996,144.000	5.16%

Columbia Marsico Growth Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	466,340.193	99.97%

Columbia Marsico Growth Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	478,500.810	47.05%

Columbia Marsico Growth Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	75,132.319	7.39%

Columbia Marsico Growth Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	139.043	100.00%

Columbia Marsico Growth Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	21,975,490.668	23.05%

Columbia Marsico Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	19,668,945.545	20.63%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class Z	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9,156,885.237	9.60%

Columbia Marsico Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,115,030.939	7.46%

Columbia Marsico Growth Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	6,671,150.274	7.00%

Columbia Marsico International Opportunities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,589,938.925	14.58%

Columbia Marsico International Opportunities Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	591,641.637	5.43%

Columbia Marsico International Opportunities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	443,655.999	37.76%

Columbia Marsico International Opportunities Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	90,081.620	7.67%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	735,429.301	22.36%

Columbia Marsico International Opportunities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	408,973.700	12.44%

Columbia Marsico International Opportunities Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	185,424.813	5.64%

Columbia Marsico International Opportunities Fund Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	223.614	99.94%

Columbia Marsico International Opportunities Fund Class R	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	41,799.610	18.44%

Columbia Marsico International Opportunities Fund Class R	FRONTIER TRUST CO FBO DEARBORN MID WEST CONVEYOR CO 401K PO BOX 10758 FARGO ND 58106-0758	40,482.574	17.86%

Columbia Marsico International Opportunities Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO WHITEMAN LUMBER COMPANY 401K PLAN PO BOX 79377 ATLANTA GA 30357-7377	16,993.357	7.50%

Columbia Marsico International Opportunities Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	15,392.424	6.79%

Columbia Marsico International Opportunities Fund Class R	CLIFFORD BRITT WT COMERFORD JR TTEE COMERFORD & BRITT LLP RSP C/O FASCORE LLC 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	13,349.203	5.89%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class R	ORCHARD TRUST COMPANY CUST PIONEER DEVLPRS OF AMERICA INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	11,408.927	5.03%

Columbia Marsico International Opportunities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	47,837,693.876	63.16%

Columbia Marsico International Opportunities Fund Class Z	VANGUARD FIDUCIARY TRUST COMPANY NATIONS FUNDS PO BOX 2600 VM 613 ATTN OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	8,269,034.632	10.92%

Columbia Marsico International Opportunities Fund Class Z	TEXAS CHILDREN’S HOSPITALFOUNDATION 1919 S. BRAESWOOD HOUSTON TX 77030-4412	6,128,211.794	8.09%

Columbia Mid Cap Index Fund Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	4,648,720.056	15.52%

Columbia Mid Cap Index Fund Class A	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST BOSTON MA 02116-5021	2,115,181.899	7.06%

Columbia Mid Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	1,604,334.875	5.36%

Columbia Mid Cap Index Fund Class A	JPMORGAN CHASE TRUSTEE CUST FBO ERICSSON CAPITAL ACCUMULATION AND SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	1,502,234.154	5.02%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	58,991,793.527	28.91%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	45,615,831.881	22.35%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	27,075,969.237	13.27%

Columbia Mid Cap Index Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	11,888,705.559	5.83%

Columbia Mid Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	6,715,773.918	6.67%

Columbia Mid Cap Value Fund Class A	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	5,560,537.749	5.52%

Columbia Mid Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	358,500.751	13.17%

Columbia Mid Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,495,589.393	21.50%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH -7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	1,056,410.966	9.10%

Columbia Mid Cap Value Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	625,533.305	5.39%

Columbia Mid Cap Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	3,842,927.629	33.86%

Columbia Mid Cap Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,064,711.326	18.19%

Columbia Mid Cap Value Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,518,966.118	13.38%

Columbia Mid Cap Value Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,272,621.883	11.21%

Columbia Mid Cap Value Fund Class I	RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	846,583.029	7.46%

Columbia Mid Cap Value Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	846,262.370	7.46%

Columbia Mid Cap Value Fund Class R	GREAT WEST LIFE & ANNUITY C/O FASCORE LLC 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	14,700,926.646	62.03%

Columbia Mid Cap Value Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	1,430,573.180	6.04%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Value Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	177.809	100.00%

Columbia Mid Cap Value Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	177.809	100.00%

Columbia Mid Cap Value Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,153.643	50.51%

Columbia Mid Cap Value Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	1,130.554	49.49%

Columbia Mid Cap Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	38,099,836.258	19.11%

Columbia Mid Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	33,986,838.169	17.05%

Columbia Mid Cap Value Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	18,102,966.317	9.08%

Columbia Mid Cap Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	16,066,499.383	8.06%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	2,039,144.097	5.76%

Columbia Multi-Advisor International Equity Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	241,246.129	13.10%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	4,172,899.806	25.22%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	3,448,038.307	20.84%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,420,940.651	14.63%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	2,407,484.205	14.55%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE INCOME BUILDER BASIC INCOME FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	1,258,173.495	7.60%

Columbia Multi-Advisor International Equity Fund Class I	RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	886,440.997	5.36%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO EFK MOEN 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	31,380.188	17.45%

Columbia Multi-Advisor International Equity Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	17,420.022	9.69%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO B & L CORPORATION 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	16,102.378	8.95%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO C. ANTHONY PHILLIPS ACCOUNTANCY 401 PO BOX 10758 FARGO ND 58106-0758	15,233.857	8.47%

Columbia Multi-Advisor International Equity Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO VIRGINIA LAB SUPPLY 401K PSP PO BOX 79377 ATLANTA GA 30357-7377	13,275.267	7.38%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO DEDICATED SYSTEMS INC 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	12,329.292	6.86%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	12,121.082	6.74%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO EDWARDS SALES CORPORATION 401(K) RE PO BOX 10758 FARGO ND 58106-0758	10,250.533	5.70%

Columbia Multi-Advisor International Equity Fund Class R	FRONTIER TRUST COMPANY FBO SALES WEST PARTNERS INC. 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	9,335.689	5.19%

Columbia Multi-Advisor International Equity Fund Class R4	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,444.910	51.51%

Columbia Multi-Advisor International Equity Fund Class R4	FRONTIER TRUST COMPANY FBO JAY LERMAN MD PC 401(K) PLAN 20681 PO BOX 10758 FARGO ND 58106-0758	2,743.098	18.98%

Columbia Multi-Advisor International Equity Fund Class R4	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	1,305.464	9.03%

Columbia Multi-Advisor International Equity Fund Class R4	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	861.897	5.96%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	15,992,899.820	99.98%

Columbia Multi-Advisor International Equity Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	1,171,227.767	99.89%

Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	66,044,716.673	57.26%

Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	16,755,767.542	14.53%

Columbia Overseas Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	3,528,505.092	72.97%

Columbia Overseas Value Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	996,935.290	20.62%

Columbia Overseas Value Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	317.662	100.00%

Columbia Overseas Value Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	1,086,878.521	100.00%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Growth Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,756,480.621	23.67%

Columbia Small Cap Growth Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	55,889.188	34.94%

Columbia Small Cap Growth Fund II Class B	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8,928.848	5.58%

Columbia Small Cap Growth Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	67,886.014	30.49%

Columbia Small Cap Growth Fund II Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	25,909.686	11.64%

Columbia Small Cap Growth Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	9,306,188.335	55.57%

Columbia Small Cap Growth Fund II Class Z	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO PLEXUS CORP. 401(K) SAVINGS PLAN PO BOX 79377 ATLANTA GA 30357-7377	1,452,100.532	8.67%

Columbia Small Cap Growth Fund II Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	924,739.484	5.52%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	759,020.788	7.07%

Columbia Small Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	728,046.893	6.78%

Columbia Small Cap Index Fund Class A	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 440 MAMARONECK AVE HARRISON NY 10528-2418	706,262.112	6.58%

Columbia Small Cap Index Fund Class A	FIFTH THIRD BANK TTEE FBO VARIOUS FASCORE LLC RECORDKEPT 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	635,718.088	5.92%

Columbia Small Cap Index Fund Class B	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	140.292	100.00%

Columbia Small Cap Index Fund Class R4	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	139.899	100.00%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	26,837,339.419	28.79%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	20,367,607.795	21.85%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Index Fund Class Z	BANK OF AMERICA TTEE 401 (K) FOR LEGACY FLEET TRUST ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	9,742,245.091	10.45%

Columbia Small Cap Value Fund II Class A	SUPPLEMENTAL INCOME TRUST FUND PO BOX 8338 BOSTON MA 02266-8338	2,413,511.922	6.09%

Columbia Small Cap Value Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	31,842.280	15.69%

Columbia Small Cap Value Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	348,271.039	22.26%

Columbia Small Cap Value Fund II Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,453,376.623	60.58%

Columbia Small Cap Value Fund II Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	730,454.986	30.45%

Columbia Small Cap Value Fund II Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION FUND VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	138,160.752	5.76%

Columbia Small Cap Value Fund II Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	581,147.743	32.39%

Fund/Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Value Fund II Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	103,425.026	5.76%

Columbia Small Cap Value Fund II Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	94,012.468	5.24%

Columbia Small Cap Value Fund II Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	13,256,133.029	15.27%

Columbia Small Cap Value Fund II Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 440 MAMARONECK AVE HARRISON NY 10528-2418	12,691,130.995	14.62%

Columbia Small Cap Value Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	9,947,813.613	11.46%

Columbia Small Cap Value Fund II Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	8,786,095.692	10.12%

Columbia Small Cap Value Fund II Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	7,190,307.215	8.28%

Columbia Small Cap Value Fund II Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,771,993.616	5.50%

As of May 31, 2011, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending February 28:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Convertible Securities Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	9,754,277.326	28.31%

Columbia Large Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	41,464,011.330	42.87%

Columbia Large Cap Enhanced Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	24,334,645.951	87.14%

Columbia Large Cap Index Fund	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	42,795,933.999	31.83%

Columbia Marsico Global Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	487,742.901	54.96%

Columbia Marsico International Opportunities Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	47,837,693.876	52.38%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Mid Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	58,991,793.527	25.21%

Columbia Mid Cap Index Fund	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	72,691,801.118	31.06%

Columbia Multi-Advisor International Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	67,215,944.440	35.68%

Columbia Overseas Value Fund	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	3,528,505.092	59.58%

Columbia Small Cap Growth Fund II	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	9,306,188.335	32.34%

Columbia Small Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	26,837,339.419	25.82%

Columbia Small Cap Index Fund	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 1939 HOUSTON TX 77251-1939	30,109,852.886	28.97%

As of November 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) of the LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth Portfolio is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Balanced Growth Portfolio- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16,534,734.7290	67.10%

Columbia LifeGoal® Balanced Growth Portfolio- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11,232,518.1920	81.35%

Columbia LifeGoal® Balanced Growth Portfolio- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,797,529.8470	59.57%

Columbia LifeGoal® Balanced Growth Portfolio- Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH STE 300 DENVER CO 80202-3531	76,103.3350	33.48%

Columbia LifeGoal® Balanced Growth Portfolio- Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	40,083.9830	17.63%
Columbia LifeGoal® Balanced Growth Portfolio- Class R	COUNSEL TRUST DBA MATC FBO V RAO EMANDI MD 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	32,421.8990	14.26%

Columbia LifeGoal® Balanced Growth Portfolio- Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	13,264.6520	5.83%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class

Columbia LifeGoal® Balanced Growth Portfolio- Class R	JOSEPH D POLK FBO VANTAGE SYSTEMS INC 401K PSP & TRUST 4600 FORBES BLVD STE 250 LANHAM MD 20706-4359	13,232.9120	5.82%

Columbia LifeGoal® Balanced Growth Portfolio- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,067,707.0450	41.87%

Columbia LifeGoal® Balanced Growth Portfolio- Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,957,574.4360	39.64%

Columbia LifeGoal® Growth Portfolio- Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,774,284.3050	65.15%

Columbia LifeGoal® Growth Portfolio- Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,875,433.2090	76.34%

Columbia LifeGoal® Growth Portfolio- Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,454,390.4240	52.39%
Columbia LifeGoal® Growth Portfolio- Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K 700 17TH ST STE 300 DENVER CO 80202-3531	43,813.6200	25.77%

Columbia LifeGoal® Growth Portfolio- Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	28,550.6180	16.79%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class

Columbia LifeGoal® Growth Portfolio- Class R	FRONTIER TRUST CO FBO RIVERFRONT STEEL 401K PLAN 01307 PO BOX 10758 FARGO ND 58106-0758	25,879.1260	15.22%

Columbia LifeGoal® Growth Portfolio- Class R	MG TRUST CO CUST FBO CLINICA CAMPESINA FAMILY HEALTH SER 700 17TH ST STE 300 DENVER CO 80202-3531	19,794.5370	11.64%

Columbia LifeGoal® Growth Portfolio- Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	10,915.0480	6.42%

Columbia LifeGoal® Growth Portfolio- Class R	JEFF POPKIN FBO KEG 1 0 NEAL 401K PLAN 805 S WHEATLEY ST STE 600 RIDGELAND MS 39157-5005	8,606.2220	5.06%

Columbia LifeGoal® Growth Portfolio- Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,062,507.8920	50.87%

Columbia LifeGoal® Growth Portfolio- Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,190,437.9740	29.36%

Columbia LifeGoal® Growth Portfolio- Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	415,754.0440	10.25%

As of November 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth Portfolio because it owns of record more than 25% of the outstanding shares of a Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia LifeGoal® Balanced Growth Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,522,357.2040	66.81%

Columbia LifeGoal® Growth Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21,294,545.9120	60.75%

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) of each Columbia Fund (except for the LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth Portfolio) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia CA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	594,993.7540	48.17%

Columbia CA Intermediate Municipal Bond Fund Class A	UBS FINANCIAL SERVICES INC. FBO THELMA STEWART MANAGEMENT COMPANY, LLC 3031 W MARCH LN STE 123 STOCKTON CA 95219-6567	192,667.5230	15.60%
Columbia CA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21,665.8350	96.98%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class

Columbia CA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	151,043.7160	74.34%

Columbia CA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC EXEMPTION TR CREATED UNDER 2004 SICHI FAM TRUST TR 2555 TODD CT ARCATA CA 95521-5147	17,771.9890	8.75%

Columbia CA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	91.11%

Columbia GA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	500,329.0080	28.54%

Columbia GA Intermediate Municipal Bond Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	236,234.9350	13.47%

Columbia GA Intermediate Municipal Bond Fund- Class A	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	119,832.3740	6.83%

Columbia GA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,565.4740	49.17%
Columbia GA Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7,603.0950	10.82%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class

Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC STEVE G LYMAN & ALIDA B LYMAN 4492 HAVERSTRAW DRIVE DUNWOODY GA 30338-6604	5,352.1450	7.61%

Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC DAVID G HUNTER 4698 JERFFERSON TOWNSHIP LN MARIETTA GA 30066-3826	5,236.5320	7.45%

Columbia GA Intermediate Municipal Bond Fund- Class B	FIRST CLEARING, LLC WILSON S MOBLEY 2058 BRIAN WAY DECATUR GA 30033-3826	4,696.6730	6.68%

Columbia GA Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	4,633.4730	6.59%

Columbia GA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	91,354.3690	25.97%

Columbia GA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC RUTH LAUTZ TR RUTH LAUTZ TTEE 3315 PEACHTREE INDUSTRIAL BLVD DECATUR GA 30033-3826	23,749.9060	6.75%

Columbia GA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	95.51%

Columbia LifeGoal® Income and Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,178,076.5960	37.90%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income and Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,862,336.8520	54.65%

Columbia LifeGoal® Income and Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	994,475.6320	42.97%

Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	32,943.8470	52.59%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO GROSSMONT FAMILY MEDICAL GROUP 401K P.O. BOX 10758 FARGO ND 58106-0758	3,540.0850	5.65%

Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 700 17TH ST STE 300 DENVER CO 80202-3531	5,874.0900	9.38%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO TRI-EAGLE SALES 401K PROFIT SHARING PO BOX 10758 FARGO, ND 58106-0758	7,257.2510	11.59%

Columbia LifeGoal® Income and Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	610,709.0520	29.68%

Columbia LifeGoal® Income and Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	582,540.4770	28.31%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income and Growth Portfolio Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	164,256.6900	7.98%

Columbia LifeGoal® Income Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	463,712.1810	33.18%

Columbia LifeGoal® Income Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	271,383.8400	43.10%

Columbia LifeGoal® Income Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	174,454.9530	35.56%

Columbia LifeGoal® Income Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	126,661.8280	43.65%

Columbia LifeGoal® Income Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,134.5560	11.76%

Columbia MD Intermediate Municipal Bond Fund Class A	NFS LLC FEBO ROBERT GLADSTONE LESLIE GLADSTONE 2468 BELMONT RD NW WASHINGTON DC 20008-1610	358,822.2860	13.95%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	220,932.6060	8.59%

Columbia MD Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC MARK & MARY ANN RONALD TRUST MARK & MARY ANN RONALD TTEES 7110 44TH ST CHEVY CHASE MD 20815-6039	132,477.3530	5.15%

Columbia MD Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,001.3210	15.06%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO MARY A MICHELS 1658 HARDWICK RD BALTIMORE MD 21286-8128	5,894.5610	9.86%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO RALPH M VITALE SR AUDREY J VITALE 3510 E JOPPA RD BALTIMORE MD 21234-3313	5,224.3900	8.74%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC ROBERT F ROHR & BARBARA M ROHR JT TEN 608 CHURCHILL RD BEL AIR MD 21014-4245	4,725.1010	7.91%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLERING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	4,665.7530	7.81%

Columbia MD Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	3,648.1450	6.10%

Columbia MD Intermediate Municipal Bond Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	3,596.6430	6.02%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	94,172.8150	22.35%

Columbia MD Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	88,159.2190	20.92%

Columbia MD Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	94.19%

Columbia Masters International Equity Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	705,689.8330	12.28%

Columbia Masters International Equity Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	115,823.5380	26.65%

Columbia Masters International Equity Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	287,199.0170	24.11%

Columbia Masters International Equity Portfolio Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2. 3RD FL JERSEY CITY, NJ 07311	88,938.8090	7.47%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Masters International Equity Portfolio Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,664.9660	56.99%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MATC FBO PROST DATA INC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	399,5780	13.68%

Columbia Masters International Equity Portfolio Class R	BRETT PEAKS FBO LENOX VILLAGE DENTISTRY 401K PSP & TRUST 6905 LENOX VILLAGE DR NASHVILLE TN 37211-7172	386.9590	13.24%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MID ATLANTIC TRUST CO FBO SAL OPPENHEIM JR & CIE 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	288.0130	9.86%

Columbia Masters International Equity Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	91.02%

Columbia NC Intermediate Municipal Bond Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	297,829.2580	8.26%

Columbia NC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO MAURICIO CASTILLO TTEE MAURICIO CASTILLO LIVING TRUST 416 HILLSBOROUGH ST CHAPEL HILL NC 27514-3102	278,666.2040	7.73%

Columbia NC Intermediate Municipal Bond Fund Class A	FIRST CLEARING, LLC FRANK M DRENDEL P.O. BOX 9212 HICKORY NC 28603-9212	208,354.4670	5.78%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO FLOYD L & RAMONA M MORRIS TR FLOYD L MORRIS 3136 OLD LOWGAP RD LOWGAP NC 27024-7416	19,008.7090	16.32%

Columbia NC Intermediate Municipal Bond Fund Class B	RBS CAPITAL MARKETS CORP FBO EDWARD SANDERS DOUGLAS J SANDERS JT TEN/WROS 2218 RICHARDSON DR CHARLOTTE NC 28211-3265	14,212.1620	12.20%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO LILLIAN G SHOAF 830 METAIRIE LN WINSTON SALEM NC 27104-3319	9,747.6860	8.37%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO JASON LAMBERTH CAROL LAMBERTH PO BOX 24 STATESVILLE NC 28687-0024	8,275.3300	7.10%

Columbia NC Intermediate Municipal Bond Fund Class B	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO CA 94101-4151	8,231.0200	7.07%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO KATE R HOOTS 1372 HARRIS AVE NEWTON CA 28658-1611	6,643.0310	5.70%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO CAROL LEE SMITH WOOD P.O. BOX 313 HAW RIVER NC 27258-0313	6,222.4570	5.34%

Columbia NC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	145,918.7080	34.01%

Columbia NC Intermediate Municipal Bond Fund Class C	NFS LLC FEBO CREIGHTON W SOSSOMON BANK OF AMERICA COLLATERAL P.O. BOX 9 HIGHLANDS NC 28741-0009	28,307.1610	6.60%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia NC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	91.85%

Columbia Short Term Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,600,044.3410	18.66%

Columbia Short Term Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	160,515.4320	18.20%

Columbia Short Term Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,926,570.2190	38.23%

Columbia Short Term Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	890,814.6430	6.91%

Columbia Short Term Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,894,327.6870	89.35%

Columbia Short Term Bond Fund Class Y	CLISE PROPERTIES INC 1700 7TH AVE STE 1800 SEATTLE WA 98101-1312	224,803.2240	10.60%

Columbia Short Term Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	145,294,168.8900	71.57%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,051,809.7010	25.24%

Columbia Short Term Municipal Bond Fund Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	4,676,412.5930	11.74%

Columbia Short Term Municipal Bond Fund- Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6,954,9570	21.65%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO KEVIN W BARR FRANCINE BARR 5235 DRYSTACK LN GLEN ALLEN VA 23059-2532	4,906.4600	15.27%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO DARRELL C REED MAUREEN O REED 4681 SHELBURNE RD RADFORD VA 24141-8057	4,609.1020	14.35%

Columbia Short Term Municipal Bond Fund Class B	SIDNEY MORRIS 3605 BERMUDA RUN DR VALDOSTA GA 31605-1082	3,505.4160	10.91%

Columbia Short Term Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,368,911.6830	47.51%

Columbia Short Term Municipal Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	258,752.2480	5.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	86.25%

Columbia SC Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	775,103.7670	32.40%

Columbia SC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO INTERNET RESOURCE MANAGEMENT BANK OF AMERICA NA COLLATERAL P.O. BOX 1329 FORT MILL SC 29716-1329	541,187.7690	22.63%

Columbia SC Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	58,892.8520	60.68%

Columbia SC Intermediate Municipal Bond Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	6,618.2480	6.82%

Columbia SC Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC SUE B JAMES EST TX SHEL TRUST 1129 WATERFRONT DR MT PLEASANT SC 29464-7428	5,355.4450	5.52%

Columbia SC Intermediate Municipal Bond Fund Class B	WELLS FARGO BANK NA FBO HOPKINS M CRTA P.O. BOX 1533 MINNEAPOLIS MN 55480-1533	5,203.0760	5.36%

Columbia SC Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,040.7010	5.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia SC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	367,785.4010	38.59%

Columbia SC Intermediate Municipal Bond Fund Class C	RAYMOND JAMES & ASSOC INC FBO ANNIE LEE FAYSSOUX TTEE 203 PACOLET HWY GAFFNEY SC 29340-2816	72,740.5460	7.63%

Columbia SC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,681,570.0070	89.93%

Columbia VA Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC C HENRY JONES TTEE C HENRY JONES REVOCLIVTRUST 7320 COLONY POINT RD NORFOLK VA 23505-3300	235,505.2150	5.11%

Columbia VA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,795.6150	14.62%

Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO EDWARD P HAZARD JR FRANCES H HAZARD 915 HOLLYWOOD DR CHESAPEAKE VA 23320-4821	8,324.7130	8.82%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC PETER BRUNK & DIANE BRUNK JT WROS 3501 CARDINAL LN PORTSMOUTH VA 23703-3631	7,391.2080	7.83%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING CORPORATION MARTHA W STEERS TTEE MARTHA W STEERS LIVING TRUST 5801 WILLIAMSBURG LANDING DR WILLIAMSBURG VA 23185-3778	6,783.3320	7.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO NORMA F STUART 6809 DARBY LN SPRINGFIELD VA 22150-2006	5,537.5620	5.87%

Columbia VA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	53,516.4800	17.68%

Columbia VA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	92.99%

Corporate Bond Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset-Backed Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Mortgage- and Asset-Backed Portfolio Class A	STATE STREET BANK & TRUST CO AAF LIFEGOAL INCOME & GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	430,028.9370	10.08%

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Columbia Fund (except the LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth Portfolio) because it owns of record more than 25% of the outstanding shares of a Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia CA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	85.53%

Columbia GA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	77.87%

Columbia LifeGoal® Income and Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,645,598.1320	41.54%

Columbia LifeGoal® Income Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,036.212.8020	36.90%

Columbia MD Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	75.19%

Columbia Masters International Equity Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	45.30%

Columbia NC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	73.61%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	147,188,496.5770	59.13%

Columbia Short Term Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	69.43%

Columbia SC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,681,570.0070	72.28%

Columbia VA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	77.39%

Corporate Bond Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset- Backed Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

FIM Funding, Inc. is a non-depository credit institution organized under the laws of the United States, 401 North Tryon Street, Charlotte, North Carolina 28202. Bank of America Corporation is the ultimate parent company of FIM Funding, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated is a registered broker-dealer organized under the laws of the United States, One Bryant Park, New York, New York 10036. Bank of America Corporation is the ultimate parent company of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING GUIDELINES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING GUIDELINES

EFFECTIVE

JANUARY 24, 2011

Set forth below are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair/Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock — Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock — Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock — Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.).

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

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MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

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MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents – such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governance proposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S. – based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

* * *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

Amendment Approved:	August 8, 2008
Approved by:	Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	September 1, 2008

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

EFFECTIVE AS OF

MAY 1, 2011

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

Brandes Investment Partners, L.P. (“Brandes”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA Plans”). This document sets forth Brandes’ policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

I. OBJECTIVE

Where Brandes is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Brandes generally votes in accordance with the recommendations of management and/or a third-party proxy service provider (see discussion below) on these issues, although, on occasion Brandes abstains from voting on these issues.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by Brandes’ Corporate Governance Committee. The Guidelines are described generally in an insert to our Form ADV, Part II and on our website, and are made available to clients on request. The Guidelines, which have been developed with reference to the positions of certain third party proxy service providers, set forth Brandes’ positions on recurring issues and criteria for addressing non-recurring issues.

II. ACCOUNTS FOR WHICH BRANDES HAS PROXY VOTING RESPONSIBILITY

Brandes generally is responsible for voting proxies with respect to securities selected by Brandes and held in client accounts. Brandes’ form Investment Advisory Agreement provides that Brandes is generally responsible for proxy voting unless the client has directed Brandes to the contrary in writing. As a general rule, Brandes does not, however, vote proxies for securities not selected by Brandes but that are nevertheless held in a client account or where Brandes otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA Plans. Where authority to manage ERISA Plan assets has been delegated to Brandes, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed Brandes has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA Plan should:

•	Be in writing;

•	State that Brandes is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	Be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

III. ADHERENCE TO CLIENT PROXY VOTING POLICIES

Although clients do not always have proxy voting policies, if a client has such a policy and instructs Brandes to follow it, Brandes will follow those instructions except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA Plans, Brandes, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

Brandes must, to the extent possible, comply with each client’s proxy voting policy (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

IV. ARRANGEMENTS WITH PROXY SERVICE PROVIDERS

Brandes presently uses the following firms as third-party proxy service providers (“PSP”) to assist in voting proxies.

•

Institutional Shareholder Services Inc. (“ISS”), formerly Risk Metrics Group (“RMG”) is a proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. ISS’ primary function with respect to Brandes is to appraise it of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

•

Broadridge Financial Solutions’ Proxy Edge service is an electronic proxy voting and vote-tracking service. Broadridge’s primary function with respect to Brandes is to apprise it of the shareholder meeting dates of securities holdings, forward copies of proxy materials, and vote proxies in accordance with our instructions.

•

Glass, Lewis & Co., LLC is a leading research and professional services firm that assists institutions globally that have investment, financial or reputational exposure to public companies. It provides research and recommendations for Brandes for voting on proxy proposals.

Although we may consider ISS’ and others’ recommendations on proxy issues, Brandes bears ultimate responsibility for proxy voting decisions. For ERISA Plans for which Brandes votes proxies, Brandes is not relieved of its fiduciary responsibility by following directions of a PSP or the ERISA Plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

V. CONFLICTS

Brandes is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Brandes; (ii) Brandes has material business relationships with participants in proxy contests, corporate directors or director candidates; or (iii) a Brandes employee has a material personal interest in the outcome of a particular matter before shareholders.

Brandes is committed to resolving all such and similar conflicts in its clients’ best interests. Brandes has developed these policies and procedures to serve the best interests of its clients, and accordingly, will generally vote pursuant to its Guidelines when conflicts of interest arise. Proxy voting proposals that give rise to conflicts of interest that are not addressed by the Guidelines, including conflicts that may arise when Brandes holds both equity and fixed income securities of the same issuer on behalf of its clients and there are contested situations, will be evaluated on a case-by-case basis by the Corporate Governance Committee, in consultation with the Global Head of Compliance (“GHOC”) and the steps taken to address the issue will be documented in writing. If necessary, the Corporate Governance Committee, GHOC and senior management will consult with an independent consultant or outside counsel to resolve any material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or (iv) voting in other ways that are consistent with Brandes’ obligation to vote in its clients’ best interests. Brandes has taken various steps to neutralize potential conflicts that may arise with PSPs, such as ISS, that also provide other products and services to issuers. ISS has made a copy of its policies, procedures and practices regarding potential conflicts of interest available to Brandes. In addition, ISS shall, on a periodic basis, provide Brandes with a list of those companies that have a business relationship with ISS. Brandes exercises best efforts to compare this list to proxies it votes on behalf of clients so that potential conflicts of interest are made known at the time of voting proxies. In addition, Brandes’ Corporate Governance Committee reviews, not less than annually, potential material conflicts of interest disclosed to Brandes by ISS. Finally, Brandes obtains additional proxy voting information from other PSPs as an additional check on the independence of the voting recommendations provided to Brandes by ISS.

VI. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Although Brandes has arrangements with PSPs, voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes’ judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notifications, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•

Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Brandes will attempt, on a best efforts basis, to lodge votes in such countries.

•	Presence of voting fees in countries in which custodians do not offer a “proxy voting service”, may limit Brandes’ ability to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VII. REPORTS

An insert to Brandes’ Form ADV, Part II and the Brandes website describe how clients may obtain information from Brandes about how we voted proxies with respect to their securities. If requested, Brandes provides clients with periodic reports on Brandes’ proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA Plans, the named fiduciary that appointed Brandes is required to monitor periodically Brandes’ activities, including our decisions and actions with regard to proxy voting. Accordingly, Brandes provides these named fiduciaries on request with reports to enable them to monitor Brandes’ proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

VIII. OPERATIONAL PROCEDURES

A. Role of the Reorganization Department

Brandes’ Reorganization Department is primarily responsible for receiving, processing and voting proxies for securities held in the portfolios of our clients.

Once a client account is established, the Reorganization Department will monitor the client’s custodian, to ensure that they forward proxy materials to Brandes and certain PSPs. The Reorganization Department is also responsible for monitoring the PSPs receipt and utilization of security positions on a regular basis to enable them to track meeting dates and notify Brandes of upcoming meetings.

The Reorganization Department retains materials received from various sources in a central folder until the PSPs provide research and voting recommendations electronically. The Reorganization Department confirms that the correct amount of shares, as of the record date, is generally reflected on the proxy.

It is Brandes’ general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, Brandes uses reasonable efforts to exercise its vote.

The Reorganization Department also has procedures in place to access and compile information, for each client for which Brandes votes proxies, showing the issuer’s name, meeting date and manner in which it voted on each proxy proposal. The Reorganization

Department is also responsible for developing compliance procedures with respect to client proxy voting policies.

B. Role of the Investments Group in Voting Proxies

Once the PSP’s recommendations and associated research are received electronically, the recommendations and associated materials are transmitted to the relevant investment research team(s) and/or investment committee(s) for consideration. In determining how to vote a given proxy, Brandes generally adheres to the Guidelines, as revised from time to time by the Corporate Governance Committee, except to the extent superseded by client proxy voting policies. Proposals not covered by the Guidelines and contested situations are, at the relevant analyst’s request, evaluated on case-by-case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee(s). The firm’s voting decisions are then communicated by the Reorganization Department to Broadridge, or other 3rd party voting agents.

C. Role of the Corporate Governance Committee

Brandes’ Corporate Governance Committee is responsible for setting, reviewing from time to time, but at least annually, and making appropriate changes to the firm’s position on various corporate governance issues, as set forth in the Guidelines. The Corporate Governance Committee shall also provide oversight to the firm’s investment research teams and/or investment committees from time to time on significant proxy voting proposals or issues. In the event that Brandes feels it is appropriate to vote proxies contrary to the recommendation of the PSPs or contrary to Brandes’ internal voting guidelines, an e-mail will be sent by a member of the Investments Group to the members of the Corporate Governance Committee outlining the issue and voting recommendation. Any member of the Corporate Governance Committee may provide direction or approval of the recommendation by e-mail. The Reorganization Department will review and collect any responses received from members of the Corporate Governance Committee. In the event of disagreement among the members of the Corporate Governance Committee, the Reorganization Department will call a meeting of the Corporate Governance Committee to vote on the recommendation.

D. Disclosures of Proxy Voting Intentions

Brandes personnel should not discuss with members of the public how Brandes intends to vote on any particular proxy proposal without the advance approval of its General Counsel. This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA Plans or other clients for which Brandes votes proxies. Disclosure of Brandes’ proxy voting intentions — especially where done with the purpose or effect of influencing the management or control of a company — could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.

E. Engagement Policy and Practices

Brandes believes that sound governance practices and responsible corporate behavior contribute significantly to the long-term performance of public companies and the execution of proxies and voting instructions is an important mechanism by which shareowners can influence a company’s operations and corporate governance. We also believe that engaging in dialogue with companies provides opportunities to improve long-term corporate performance. As a result, Brandes seeks to address strategic or structural governance weaknesses with solutions that are long-term in nature and any change we encourage the board to make will be in support of the company’s ability to perform over time and in the interests of all long-term shareholders.

Our preference is one of private engagement with portfolio companies when we perceive shortcomings in their governance practices, strategic or capital matters or their long-term performance. This strategy of discrete engagement reflects our belief that informed dialogue with board members and senior executives, rather than public confrontation, has a better likelihood of a positive outcome. However, where no progress is made, Brandes may, in rare cases, use the press and other public forums to help drive change. Brandes’ Corporate Governance Committee monitors governance activities to ensure the consistency and integrity of its proxy policy implementation.

We put significant effort into understanding the reasons for a company’s poor performance and the appropriate course of action for the board and management team to take to rectify the situation. To be effective as responsible and active shareowners, we need to have constructive, informed discussions with boards and management teams based on a thorough understanding of the company’s past and its future prospects. It is important to highlight that we believe in the delegated nature of corporate management; we are very clear that we do not want to micro-manage company affairs. We see our role as providing to the company the perspective of a long-term owner and working with and supporting the company to address weaknesses that may have a negative impact on company performance.

In prioritizing issues for engagement, we take into account their materiality, their potential impact on corporate performance, their relevance to the marketplace and the applicability of our policies. We believe that one size does not fit all and, therefore, we are committed to applying our corporate governance and voting policies in the most practical manner possible.

Our preference is for positive engagement strategies that can utilize private communication, minimize public confrontation and attain a mutually beneficial resolution. While private communication remains our main strategy Brandes’ engagement policies and practices may involve many different activities and initiatives, including, but not limited to, the following:

•	Submitting shareholder resolutions;

•	Withholding or voting against director(s);

•	Reaching out to other investors for support on our initiative;

•	Engaging in public dialogue and commentary;

•	Engaging in collective action with other investors when appropriate;

•	Supporting an election contest or change of control transaction.

Depending on circumstances and local regulations, Brandes may be prepared to discuss price sensitive information and, as a result, will cease active trading in the affected securities for the relevant period.

IX. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Brandes is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Brandes will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan are perceived to outweigh the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Brandes may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Brandes’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

X. RECORDKEEPING

The Brandes Reorganization Department will maintain copies of the following records for a period of five years, the first two in an easily accessible place, in accordance with the Investment Advisers Act of 1940. Specifically, Rule 204-2 requires that we retain or have access to via a third party vendor:

•	Copies of all policies and procedures relating to proxy voting;

•	Proxy statements received regarding client securities;

•	Records of each vote cast on behalf of a client;

•	Copies of any document created by Brandes that was material to making a decision how to vote proxies on behalf of the client or that memorializes the basis for that decision;

•

Copies of each written client request for information on how Brandes voted proxies on behalf of the client, and a copy of any written response by Brandes to any (written and oral) client request for information on how Brandes voted proxies on behalf of the requesting client.

XI. PROXY VOTING REVIEW COMMITTEE

No less frequently than annually, the Proxy Voting Review Committee shall meet to review and discuss the operation of Brandes’ proxy voting procedures. The Committee shall consist of, at least, the following individuals:

•	The GHOC or Global Head of Compliance (who shall act of the Chair of the committee);

•	The General Counsel or his/her designee;

•	A representative of the Corporate Governance Committee;

•	A representative of the Corporate Reorganization Department;

•	A representative of the Research Department.

In reviewing the proxy voting procedures, the Committee shall consider the operation of the policies and procedures since the previous review, including but not limited to the following areas:

•	Operational aspects of the policies and procedures (e.g., is information getting to the necessary people in a timely fashion or have any votes been missed);

•	Maintenance of all required records;

•	Performance of service providers (Institutional Shareholders Services, Broadridge and Glass Lewis);

•	Conflict of interest issues;

•	Any instances where Brandes has failed to comply with its policies;

•	Any suggested revisions to the policies and procedures.

The GHOC shall meet with the Office of the CEO no less frequently than annually to discuss the results of the Proxy Voting Committee’s review of the policies and procedures.

BRANDES INVESTMENT PARTNERS, L.P.

XII. PROXY VOTING GUIDELINES SUMMARY

Summary

With the understanding that many of the issues below are dealt with in detail in these Proxy Voting Guidelines (the “Guidelines”), Brandes’ current policies with respect to a number of more common issues are briefly summarized as follows:

•	Brandes generally votes with the recommendations of a company’s Board of Directors on routine or non-controversial issues.

•	In general, Brandes opposes anti-takeover proposals and supports the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

•

In general, Brandes supports proposals that enhance shareholder rights through protecting the ability to call special meetings, act by written consent, access proxy voting materials, and by lowering the requirement for supermajority shareholder vote requirements on certain important governance issues.

•

It is not possible to represent fairly the diverse views of our clients on proposals regarding social, political, and environmental issues and, therefore, unless directed by a client to vote in a certain manner, we will generally vote in accordance with the recommendations of management and/or ISS or abstain from voting on the respective issues.

•

Proposals not covered by the Guidelines, including conflicts that may arise when Brandes acquires both equity and fixed income securities of the same issuer for and on behalf of its clients and contested situations, will be evaluated on a case-by-case basis by the Corporate Governance Committee, in consultation with the GHOC and the steps taken to address the issue will be documented in writing. If necessary, the Corporate Governance Committee, GHOC and senior management will consult with an independent consultant or outside counsel to resolve any material conflicts of interest.

XIII. PROXY VOTING GUIDELINES

The following guidelines have been developed with reference to the positions of Institutional Shareholders Services, Inc, (“ISS”) formerly Risk Metrics Group (“RMG”),. Exceptions and modifications to these guidelines may occur with respect to issues that arise relating to certain companies and/or unique circumstances in certain countries.

A. The Board of Directors

1. Voting on Director Nominees in Uncontested Elections

We generally support the election of a company’s nominees for director and believe that the board’s nominating committee is in the best possible position to evaluate the qualification of directors and the needs of a particular board. Brandes believes that the election of a majority of independent directors is critical to long term shareholder value. In determining whether to support a board nominee, we will consider the following factors:

•	Long-term corporate performance record relative to industry peers; Composition of board and key board committees;

•	Nominee’s attendance at meetings (past two years);

•	Nominee’s investment in the company;

•	Whether a retired CEO sits on the board; and

•	Whether the chairman is also serving as CEO;

•	Disclosure of Director names.

In cases of significant votes and when information is readily available, we also review:

•	Corporate governance provisions and takeover activity;

•	Board decisions regarding executive pay;

•	Director compensation; Directors’ other board positions held in publicly listed companies. As a general rule we prefer that:

•

Non-Executive Directors (NED) should hold no more than a total of 5 board appointments. We prefer that a Director who serves as an Executive Officer of any public company should hold no more than two other public company board seats;

•	Chairmen should not hold other executive positions or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships;

•	NEDs who do not hold executive or chairmanship positions should not hold more than four other non-executive directorships;

•	Interlocking directorships.

2. Voting on Director Nominees in Contested Elections

We review on a case-by-case basis the directors nominated for election in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident nominated directors and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

3. Voting on Director Nominees by Bundled Slate

In countries where directors are voted on by slate, we will generally vote against the board of directors when presented as a slate and there is no disclosure on the individual directors. Disclosure of director background, experience, performance and accountability to shareholder interests is favored in order that shareholders may vote appropriately for the most qualified director nominees who would add value to the oversight of the company.

4. Separating Chairman/CEO

We will generally vote for resolutions to separate the Chairman and CEO positions unless the company has a strong countervailing governance structure, which includes an independent lead director that is elected by and from the independent board members with clearly delineated duties, a minimum two-thirds independent board, all key committees comprised of independent directors, and established governance guidelines. While we generally support the separation of the CEO and Chairman positions, though we may allow for flexibility in cases where there are important compelling reasons for retaining a combined chair/CEO, such as negative effect the separation would have on a company’s competitive position or shareholder value.

5. Majority of Independent Directors

We generally vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether a director is independent or not we take into consideration both compliance with any applicable independence listing requirements as well as the profile of the director. We will look at the mix of director traits, qualifications, experiences and skill sets that will allow them to effectively evaluate the company and its executives.

We generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

6. Stock Ownership Requirements

We generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7. Term of Office

We generally vote against shareholder proposals to limit the tenure of outside directors.

8. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

B. Auditors

We generally rely on the judgment of the board’s audit committee in selecting the independent auditors that will provide the best service to the company. In doing so, we generally vote for the ratification or reappointment of the company’s auditor unless:

•	The auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence;

•	There is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	There have been recent material restatements of annual financial statements under the same auditor.

•	The auditors receive a significant amount of compensation for non-auditing activities or consulting activities.

C. Proxy Contests, Tender Offer Defenses, and Miscellaneous Governance Provisions

1. Board Structure: Staggered or Classified vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

2. Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote for proposals that require director nominees to be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders, provided such proposals include adequate provisions which address vote standards in contested elections of directors.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3. Cumulative Voting

We will generally vote against proposals to eliminate cumulative voting and will generally vote for proposals to provide for or restore cumulative voting unless the company currently provides for Proxy Access or a similar structure or has adopted a Majority Vote Standard.

In situations where insider voting power is greater than 50%, i.e. controlled company, we will generally vote for proposals to provide for cumulative voting.

4. Shareholder Ability to Call Special Meetings

We vote against management or shareholder proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for management or shareholder proposals that remove restrictions on the right of shareholders to act independently of management. In determining whether to support a proposal, we will consider the following factors:

•	Shareholder’s current right to call special meetings;

•	Minimum threshold to call special meeting (5% preferred);

•	Presence of prohibitive language (hurdles);

•	Current voting / Capital structure;

•	Management’s response to previous shareholder proposals;

•	Market capitalization;

•	Percentage ownership of shareholder sponsoring the proposal;

•	Presence of anti-takeover protections.

5. Shareholder Ability to Act by Written Consent

We vote against management or shareholder proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for management or shareholder proposals to allow or make easier shareholder action by written consent.

6. Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We generally vote for shareholder proposals to redeem a company’s poison pill.

We generally vote against management proposals to ratify a poison pill.

We generally advocate withholding votes from board members who adopt or renew dead-hand poison pills or their variants.

7. Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on case-by-case basis anti-greenmail proposals, when they are bundled with other charter or bylaw amendments.

8. Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

9. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws or to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote.

We vote for shareholder proposals to repeal or lower supermajority shareholder vote requirements.

In determining whether to support a proposal, we will also consider the following factors:

•	Current ownership/voting structure; Quorum requirements;

•	Current Supermajority vote requirements.

10. Confidential Voting

We vote for shareholder proposals that request corporations adopt confidential voting, use independent tabulators and use independent inspectors of elections. We vote for management proposals to adopt confidential voting.

11. Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

12. Bundled Proposals

We review on a case-by-case basis, bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

13. Majority-Supported Shareholder Proposals

We will consider a recommendation on withholding votes from board members who fail to take action on shareholder proposals supported by a majority of votes cast or a majority of shares outstanding for one year on a case-by-case basis. A vote to withhold votes will be based, in part, on the following principles:

•	Our “withhold” policy applies to incumbent board members and excludes new nominees to the board (i.e., those being nominated for the first time).

•	A board ignoring two different majority-supported proposals in back-to-back years will face a “withhold” recommendation.

•

If after two or more years of majority votes the proposal is not resubmitted, our decision to continue withholding votes in subsequent years will be case-by-case, based on whether or not shareholders are still engaging the company on the issue in some manner, such as a “vote no” campaign.

14. Notification of Shareholder Meetings and other Regulatory Changes

We will generally vote against specific proposals that reduce meeting notification timeframes for general or extraordinary meetings. These meetings may contain proposals that may adversely affect shareholder rights and may not allow shareholders adequate time to receive ballots, review issues and submit votes. We believe a reduction in the notification period may not provide sufficient time to properly assess complex transactions that may appear on general meeting agendas.

We will generally vote for regulatory changes that do not adversely affect shareholder’s interests.

15. Miscellaneous Governance Provisions

All other governance related issues not specifically addressed elsewhere in these Guidelines are voted on a case-by-case basis upon evaluating each proposal on its merits, based on the particular facts and circumstances.

D. Capital Structure

1. Common Stock Authorization

We review on case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We generally vote against proposed common stock authorizations that increase the existing issued share capital by more than 100% unless a clear need for the excess shares is presented by the company.

We generally vote against proposed common stock authorizations without preemptive rights that are in excess of 5% of the company’s issued share capital.

In determining whether to support a proposal, we will consider the following factors:

•	Past performance

•	Current governance structure;

•	Previous use of authorized shares over last three years;

•	1-3 year total shareholder return.

•	Current request rationale

•	Specific reason(s) for the issuance disclosed in proxy statement;

•	Dilution risks to shareholders when not approving the request;

•	Existence of a class of stock with superior voting rights.

2. Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3. Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis, proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

4. Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

5. Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6. Preemptive Rights

We generally vote against proposals to abolish preemptive rights on proposed common stock authorization without preemptive rights that are in excess of 5% of the company’s issued share capital. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

7. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we vote for proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8. Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms and the repurchase cannot be used for takeover defenses.

E. Executive and Director Compensation

In general, we vote on a case-by-case basis on executive and director compensation plans with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value. In markets where certain plan terms require disclosure and a company has not disclosed this information, we generally a vote against plans due to substandard disclosure.

In evaluating a compensation plan, we consider equity-based compensation along with the cash components of pay and attempt to determine the dilutive effect both on shareholder wealth and on voting power. However, in recognition of the fact that it is difficult, if not impossible, for us to develop specific quantitative rules regarding compensation plans that apply to all companies, we instead tend to focus on the following:

•	The process used by a company to establish compensation plans. Is it fundamentally sound (i.e., is the process logical; are outside experts employed) and replete with independence?

•	The structure of the overall compensation program. Does the total potential compensation (cash and non-cash elements) appear reasonable and fair for this company and industry?

•	The link between compensation and the creation of long-term shareholder value. Does the plan:

•	Incentivize long-term thinking and stewardship of the company instead of focusing on achieving short-term metrics?

•	Provide for adequate compensation to attract and retain competent managerial talent suitable to the challenges and opportunities faced by the individual company?

•	Directly tie incentive compensation to performance with above-average rewards only being earned if shareholders are being rewarded with above-average corporate performance?

•	Include downside potential as well as upside rewards without the possibility for a material “second chance” (i.e. repricing of options)?

•	Measure performance on clearly objective criteria that are consistent with increases in shareholder value (i.e., ROIC, EVA, etc.)?

•	Require significant ongoing share ownership by the executive or director?

Other factors we consider in evaluating compensation plans include the following:

1. Advisory Votes on Executive Compensation — Say-on-Pay

We will generally vote for shareholder sponsored Say-on-Pay proposals, calling for advisory votes on executive compensation, unless the company currently provides for Proxy Access or a similar structure and/or has adopted a Majority Vote Standard.

In cases where a company has adopted an Advisory Vote on Executive Compensation, we will generally vote on a case-by-case basis, considering the above mentioned factors.

2. Say When on Pay

We generally vote for proposals to require annual executive advisory votes on compensation, unless the company has adopted a Majority Vote Standard, the Board stands for annual elections and the composition of the Compensation Committee is made up entirely of independent Directors, in which case we may defer to a bi-annual or tri-annual vote.

In the case where companies maintain poor compensation policies year after year without showing any steps to address the issues, we may also vote against members of the compensation committee.

3. Discounted Options and Restricted Stock

We oppose discounted options and restricted stock without performance criteria, with the exception of restricted stock in U.S.-style stock option plans, which will be reviewed on a case-by-case basis.

We consider supporting option plans that allow for discounted options if exercise is contingent on the achievement of well defined and challenging performance criteria.

4. Option Repricing

We generally oppose the repricing of options, which includes all of the following that constitute repricings:

•	Reduction in exercise price of outstanding options;

•	Cancellation and regrant of options at lower exercise prices. This will include 6&1 (six-month and one-day) cancellations/regrants and bullet options (a type of 6&1 with accelerated vesting);

•	Substitution of restricted stock for underwater options;

•	Buyback of underwater options and issuance of new awards.

5. Performance-Based Stock Options

We will examine shareholder proposals advocating the use of performance-based stock options on a case-by-case basis. Voting decision will therefore take into account the following:

•	Whether the proposal mandates that all awards be performance-based;

•	Whether the proposal extends beyond executive awards to those of lower ranking employees;

•	Whether the company’s stock-based compensation plans meet certain shareholder value transfer criteria and do not violate our repricing guidelines.

6. Plan Amendments

We generally vote for amendments that improve the overall structure of given compensation plan, even if the underlying plan does not necessarily meet our guidelines.

7. Golden Parachute Arrangements (Non-binding)

We generally vote on a case-by-case basis on golden parachute arrangements, taking into account executives position, amount of payments and other triggers.

F. Mergers and Corporate Restructurings

1. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	Anticipated financial and operating benefits;

•	Offer price (cost vs. premium);

•	Prospects of the combined companies;

•	How the deal was negotiated; and

•	Changes in corporate governance and their impact on shareholder rights.

2. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

3. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet, value received for the asset, and potential elimination of diseconomies.

5. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6. Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Reincorporation

Proposals to change a company’s state or country of incorporation are reviewed on a case-by-case basis, giving consideration to both financial and corporate governance factors including the reason for reincorporation, a comparison of the governance provisions, the presence of anti-takeover protections and jurisdictional laws, and potential economic costs and benefits.

H. Money Market Funds

For money market funds in which we have not selected the fund, we will not review proxies, but instead we will vote with the recommendations of a third party proxy service provider on all proposals. In rare circumstances when no such entity provides recommendations, we vote proposals in accordance with the recommendations of management.

I. Social, Political, and Environmental Issues

In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, we generally vote in accordance with the recommendations of ISS on these issues, although, on occasion we abstain or vote against these issues.

XIV. PROXY VOTING POLICY AND PROCEDURES FOR BRANDES INVESTMENT TRUST

The Board of Trustees of Brandes Investment Trust (the “Company”) has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Company’s investment portfolio (“Fund”).

A. Proxy Voting Policy

The policy of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to Brandes Investment Partners (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

B. Fiduciary Duty

The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Company. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

C. Proxy Voting Procedures

1.	At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies. In addition, the Adviser shall notify the Board promptly of materials changes to any of these documents.

2.	At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser or an affiliated person of the Adviser has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

D. Revocation of Authority to Vote

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund may be revoked by the Board, in whole or in part, at any time.

E. Annual Filing of Proxy Voting Record

1.	The Company shall include in its Form N-1A registration statement:

a.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

b.	A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

2.	The Company shall include in it Annual and Semi-Annual Report to shareholders:

a.	A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Fund is available without charge, upon request, by either calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

b.	A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free number (or through a specified Internet address or both) and on the SEC website.

APPENDIX C — MORE INFORMATION ABOUT CHOOSING A SHARE CLASS

Front-End Sales Charge Reductions – Accounts Eligible for Aggregation

The following accounts are eligible for account value aggregation for purposes of the right of accumulation and letters of intent as described in the prospectuses offering share classes subject to a front-end sales charge:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Sales Charge Waivers

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees; and

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund.

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Purchases of Class A, Class E and Class T shares may be made at net asset value if they are made as follows:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•

Through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares of another fund in the Columbia Funds Complex (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Funds when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the applicable prospectus.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

Shareholders won’t pay a CDSC on redemption of Class A, Class C and Class T shares:

•	In the event of the shareholder’s death;

•	For which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	Purchased through reinvestment of dividend and capital gain distributions;

•	In an account that has been closed because it falls below the minimum account balance;

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	Of Class A shares of a Fund initially purchased by an employee benefit plan;

•	Other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	In connection with the Fund’s Small Account Policy (as described in the applicable prospectus); and

•	At a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Shareholders won’t pay a CDSC on redemption of Class B shares:

•	In the event of the shareholder’s death; and

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2.

Below are additional categories of CDSC waivers:

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

•

CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

•

CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

•

For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectuses, as supplemented. In addition to the categories of Class Z investors described in the prospectuses, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and, effective August 1, 2011, any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and, effective August 1, 2011, any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through a non-qualified account.

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

APPENDIX D — DESCRIPTION OF STATE CONDITIONS

STATE SPECIFIC INFORMATION

Each Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the state in which the Fund invests, as well as the general fiscal and economic stability of the state’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in each Fund’s prospectuses, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of each Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser but is believed to be accurate in all material respects. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of a Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

California

The following information relates specifically to the California Intermediate Municipal Bond Fund (the Fund). This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of California (California or the State) and local agencies in California available as of the date of this Statement of Additional Information. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

General Economic Factors.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

In the May Revision of the 2010-11 Governor’s Budget (as defined below), released May 14, 2010 (the “2010-11 May Revision”), the California Department of Finance (the “Department of Finance”) reported that the California economy started to recover from the recession in the latter part of 2009, but projected that growth in calendar year 2010 and beyond would be slow and would continue to lag slightly behind the national economic recovery as a whole. As of May 2010, unemployment in the State was 12.4%, compared to 12.5% in January 2010 and 9.7% in January 2009. The United States unemployment rate for May 2010 was 9.7%.

Current Financial Stress.

The State experienced a severe economic recession that began in the first quarter of 2008 and ended at some point in the second half of 2009. Personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009. Taxable sales fell sharply in the first half of 2009 before increasing substantially in the fourth quarter of 2009 and the first quarter of 2010. The State’s unemployment rate increased from 5.9% in January 2008 to 12.4% in May 2010. The rate of increase has slowed in 2010. There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the State.

In response to the most severe economic downturn in the United States since the Great Depression, in the State’s budget plan for fiscal year 2009-10 adopted on February 20, 2009, as amended by the revisions enacted on July 28, 2009, together with other related budget legislation (the “Amended 2009 Budget Act”), the State implemented substantial spending reductions, program eliminations, revenue increases, and other solutions in order to close an estimated $60 billion budget gap over the combined 2008-09 and 2009-10 fiscal years. The State adopted reforms in nearly every area of government to better contain costs in the future. The 2010-11 May Revision included further reductions to many programs. If these proposals are adopted, it would bring overall General Fund spending to a level well below what it was a decade ago in fiscal year 1998-99 adjusted for population and inflation growth.

The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high. Consequently, baseline General Fund revenues in fiscal year 2009-10 (consisting of total revenues adjusted to remove temporary tax law changes and one-time receipts) are projected to fall by more than 20% from their peak in fiscal year 2007-08. Major components of the revenue decline are capital gains taxes ($8 billion below peak levels), income tax on wages (approximately $6 billion below peak levels), tax on other types of income ($7 billion below peak levels), sales taxes ($10 billion below peak levels), corporate taxes ($2 billion below peak levels), and all other taxes (approximately $1 billion below peak levels). Consumer spending driven by easy credit and growth in home values is also not likely to return to prior levels in the foreseeable future. Future revenues will also be affected by the expiration of temporary tax increases enacted in fiscal year 2009-10.

In January 2010, California’s projected budget gap for fiscal years 2009-10 and 2010-11 was $19.9 billion. The deterioration of the State’s fiscal condition since adoption of the Amended 2009 Budget Act was due to a combination of lower than projected revenues, failure to achieve expected savings (due in part to adverse court decisions), and population and caseload growth. A special session of the California Legislature in February 2010 enacted several bills that addressed approximately $2.1 billion of this gap. Further reduced revenue estimates ($0.6 billion) and higher expenditure estimates ($0.7 billion) added approximately $1.3 billion to the gap, so that the 2010-11 May Revision projected the remaining budget gap at $19.1 billion. This figure is comprised of a fiscal year 2009-10 shortfall of $7.7 billion, a fiscal year 2010-11 shortfall of $10.2 billion, and a $1.2 billion reserve for fiscal year 2010-11.

The 2010-11 May Revision proposed additional solutions to close the remaining budget gap. Additional federal funds (over and above the $2.2 billion already approved) account for $3.4 billion in solutions, a reduction from the $6.9 billion of additional federal funds contained in Governor’s Proposed Budget for the 2010-11 fiscal year released on January 8, 2010 (the “2010-11 Governor’s Budget”). Spending reductions account for $12.4 billion in solutions. Additional solutions include $1.3 billion in alternative funding and $2.1 billion in fund shifts and other revenues. In response, California Legislative leaders have proposed two different budget plans, one of which calls for significant tax increases, and another that would rely on a borrowing plan using certain significant non-General Fund revenues. All such proposals are now being considered by the California Legislature. Even if all the Governor’s proposals were to be adopted, the Administration still projects that there will be multi-billion dollar budget gaps in future years, as temporary fiscal measures adopted in recent years have to be repaid or temporary tax increases expire.

The sharp drop in revenues over the last two fiscal years also resulted in a significant depletion of cash resources to pay the State’s obligations. For a period of one month, in February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as education and debt service. By July 2009, as new budget gaps were identified and with the failure to adopt corrective actions, the State’s cash resources had dwindled so far that, commencing July 2, 2009, the State Controller began to issue registered warrants (or “IOUs”) for certain lower priority obligations in lieu of warrants (checks), which registered warrants could not be immediately cashed. The registered warrants, the issuance of which did not require the consent of the recipients thereof, bore interest. The registered warrants were all called for redemption on September 4, 2009, once the State was able to access the public credit markets for cash management purposes following enactment of the Amended 2009 Budget Act. No registered warrants were used to make high-priority payments, including debt service on bonds, payments to schools, or employee payrolls. The issuance of State registered warrants in 2009 was only the second time the State has issued State registered warrants since the 1930s.

The 2010-11 May Revision projected that the State would have sufficient cash resources to pay all of its obligations through the end of fiscal year 2009-10, including repayment of all outstanding revenue anticipation notes in June 2010 (a first maturity of $2.825 billion was paid on May 25, 2010). Legislation enacted during the fiscal emergency special session of the California Legislature in early March 2010 will provide the State with additional tools to manage cash in the summer of 2010 and during key months of the budget year by authorizing short-term deferral of certain State payments, primarily to schools and local governments. Proposals to close the budget shortfall will substantially reduce this cash gap. In addition to budget solutions, the State will need to obtain external financing early in fiscal year 2010-11. At the Governor’s direction, the Department of Finance has begun working with the State Controller’s Office and the State Treasurer’s Office to develop additional cash solutions as needed to meet the State’s payment obligations.

The national and California economies improved between the 2010-11 Governor’s Budget and the 2010-11 May Revision. Output of the national economy grew for the third consecutive quarter in the first quarter of 2010, and California payroll employment grew in four of the six consecutive months ending in March 2010. However, some sectors of both economies have yet to show any positive signs – construction being a prime example.

There are signs that home prices have begun to stabilize and have improved in many regions of the State. Existing home sales peaked during the summer of 2005 and fell steadily through November 2008. A robust recovery in sales took place between November 2008 and November 2009, as sales were boosted by the first-time homebuyers’ tax credit. The tax credit was initially set to expire at the end of November 2009, but, prior to its expiration, it was extended through April 30, 2010. Following the tax credit’s extension, there was a moderate rebound in sales in March 2010. The tax credit’s expiration on April 30, 2010, coupled with severe winter weather, caused home sales to fall again.

The longest and deepest recession in the post-Depression era is most likely over. Both the State and national economies appear poised to make modest comebacks, and many indicators released since the 2010-11 Governor’s Budget forecast have been more encouraging than originally expected. Still, the recovery will probably be moderate and prolonged by historical standards.

The pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, have sustained significant investment losses during the economic downturn and currently have substantial unfunded liabilities that will require increased contributions from the General Fund in future years. The State also has an unfunded liability relating to retirees’ post-employment healthcare benefits that was estimated to be $51.8 billion as of June 30, 2009.

Recent Developments.

On May 14, 2010, the Governor released the 2010-11 May Revision. The 2010-11 May Revision disclosed that General Fund revenues in April 2010 were approximately $3.6 billion lower than projected in the 2010-11 Governor’s Budget, reversing three consecutive months of revenue results that exceeded forecasts. The majority of the shortfall was in personal income tax receipts and occurred for several reasons. First, extraordinary amounts of 2008 capital losses were carried forward into the 2009 tax year. Second, small business owners had less income in 2009 than had been projected at the time of the 2010-11 Governor’s Budget. Lastly, in response to tax law changes, it appears that many quarterly filers paid a greater percentage of their estimated payments prior to April 2010 than was predicted at the time of the 2010-11 Governor’s Budget, thus reducing final payments in April 2010.

On May 4, 2010, a California Superior Court judge ruled in favor of the State in the case of California Redevelopment Association et al. v. Genest et al. This ruling upheld a provision in the Amended 2009 Budget Act that required redevelopment agencies around the State to transfer $1.7 billion in fiscal year 2009-10 and $350 million in fiscal year 2010-11 to support public school funding within their jurisdictions (thereby relieving the General Fund from an equal amount of payments under Proposition 98). The decision has been appealed by the redevelopment agencies; however, substantially all of the transfers have been made.

On May 19, 2010, a lawsuit was filed on behalf of individual students, school districts, and educational organizations against the State (Robles-Wong et al. v. State of California) alleging that the State’s system of financing public schools is inconsistent with the mandate of the State Constitution to support public education. The suit seeks a declaration that the current system of school financing is unconstitutional and orders for the California Legislature and Governor to devise an adequate system of school financing.

On June 9, 2010, the California Supreme Court granted review of the Court of Appeal decision upholding the Governor’s vetoes of spending in the Amended 2009 Budget Act. There is no time yet set for hearing or decision in this case but the California Supreme Court set an accelerated briefing schedule with all briefings due by July 14, 2010.

On June 14, 2010, the United States Supreme Court granted the State’s petition for review of the decision by a three-judge federal court which ordered a reduction of the State prison population. It is expected that the case will be heard and decided during the United States Supreme Court’s 2010-11 term.

A number of initiative petitions have been filed with the California Secretary of State and will be placed on the November 2, 2010, election ballot. A number of the proposals would, if ultimately approved by the voters, impact State finances in various ways, as briefly summarized below.

•	Legalize sale of marijuana, which could produce increased State revenues if taxes are levied on such sales.

•	Raise the vehicle license fee by $18 annually and dedicate these funds to support State parks, reducing General Fund expenditures.

•	Restrict the ability of the State to use or borrow money from local governments and moneys dedicated to transportation financing.

•	Reduce the required vote in each house of the California Legislature to adopt the annual budget to a majority from two-thirds.

•	Repeal certain corporate tax breaks enacted as part of the Amended 2009 Budget Act, increasing future General Fund revenues.

On June 16, 2010, the California Public Employees’ Retirement System (“CaIPERS”) adopted a proposal that will increase the amount the State must contribute to CaIPERS for State employee pensions in fiscal year 2010-11. The State projects this will result in an increase in contributions of approximately $281 million, approximately 55% of which must be paid from the General Fund.

Subsequent to the 2010-11 May Revision, the Administration entered into tentative contract agreements with representatives of several bargaining units, representing more than 22,000 employees. These tentative agreements still require ratification by union members and the California Legislature. It is estimated that these contracts would save the State $72 million ($43 million General Fund savings) in fiscal year 2010-11.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), and Fitch Ratings (“Fitch”), assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P, and Fitch represent their respective opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon, and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In April 2010, Fitch raised its rating assigned to California’s general obligation bonds from BBB to A-minus, and Moody’s raised its rating assigned to California’s general obligation bonds from Baa1 to A1. The changes in those ratings reflect a recalibration by Fitch and Moody’s, as applicable, of their United States municipal ratings from a municipal scale to a global scale, and neither change reflects a change in credit quality. In January 2010, S&P lowered its rating on California’s general obligation bonds from A to A-minus, indicating that the State’s “… severe fiscal imbalance and impending recurrence of a cash deficiency …” were factors in reaching its decision. It is not possible to determine whether or the extent to which Moody’s, S&P, or Fitch will change its respective rating on California general obligation bonds in the future.

California Finances.

General Fund. The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond, and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the California Legislature and approved by the Governor (including the annual Budget Act, as defined herein), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

Special Fund for Economic Uncertainties. The State maintains a Special Fund for Economic Uncertainties (“SFEU”), which is funded with General Fund revenues and which was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

The legislation creating the SFEU (California Government Code Section 16418) also contains a continuous appropriation authorizing the State Controller to transfer the unencumbered balance in the General Fund to the SFEU, as of the end of each fiscal year. However, if, at the end of any fiscal year in which it has been determined that there are revenues in excess of the amount that may be appropriated, as defined in subdivision (a) of Section 2 of Article XIII B of the California Constitution, this transfer shall be reduced by the amount of the excess revenues. The estimates of the transfer shall be made jointly by the State’s Legislative Analyst’s Office (the “LAO”) and the Department of Finance. For budgeting and accounting purposes, any appropriation made from the SFEU, other than appropriations contained in California Government Code Section 16418, is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

Budget Stabilization Account. The Balanced Budget Amendment (“Proposition 58”), approved in March 2004, created the Budget Stabilization Account (the “BSA”) as a second budgetary reserve. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by fiscal year 2008-09) will be transferred by the State Controller into the BSA no later than September 30 of each fiscal year unless the transfer is suspended or reduced as described below. These transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire Economic Recovery Bonds (“ERBs”) of the State issued pursuant to the California Economic Recovery Bond Act (“Proposition 57”), until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been applied to the retirement of ERBs. See “State Indebtedness – Economic Recovery Bonds” below.

The 2007, 2008, and 2009 Budget Acts give the Director of Finance the authority to transfer moneys from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.495 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008. Once moneys are transferred out of the BSA, pursuant to the authority, they will not be replenished by a future fiscal year’s annual transfer unless the California Legislature, by statute, directs additional funds to be transferred from the General Fund into the BSA. Separate from the foregoing process for a budgetary transfer, the BSA may be used to make temporary loans to the General Fund, which must be repaid when the General Fund has available cash, as described under “Inter-Fund Borrowings” below.

In light of the condition of the General Fund, the Governor issued an Executive Order on May 28, 2008, suspending the fiscal year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, as had been proposed in the Governor’s proposed budget for fiscal year 2008-09, released on January 10, 2008 (the “2008-09 Governor’s Budget”). Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the fiscal year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. The 2010-11 May Revision retained the January 10 proposal to suspend the fiscal year 2010-11 transfer estimated at approximately $2.7 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

Inter-Fund Borrowing. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. In the event the General Fund is or will be exhausted, the State Controller is required to notify the Governor and the Pooled Money Investment Board (“PMIB”) (comprised of the Director of Finance, the State Treasurer, and the State Controller). The Governor may then order the State Controller to direct the transfer of all or any part of the moneys not needed in Special Funds to the General Fund, as determined by the PMIB. All money so transferred must be returned to the special fund from which it was transferred as soon as there is sufficient money in the General Fund to do so. Transfers cannot be made which will interfere with the objective for which such special fund was created, or from certain specific funds. In general, when moneys transferred to the General Fund in any fiscal year from any special fund pursuant to the inter-fund borrowing mechanism exceed 10% of the total additions to such special fund as shown in the statement of operations of the preceding fiscal year as set forth in the Budgetary/Legal Basis Annual Report of the State Controller, interest must be paid on such excess at a rate determined by the PMIB to be the current earning rate of the Pooled Money Investment Account (“PMIA”). This provision does not apply to temporary borrowings from the BSA or other accounts within the General Fund.

The amount of loans from the SFEU, the BSA, and other internal sources to the General Fund as of the end of any month is displayed in the most recent State Controller’s Statement of General Fund Cash Receipts and Disbursements, on the first page under “Borrowable Resources – Outstanding Loans.” Copies of the State

Controller’s monthly Statement of General Fund Cash Receipts and Disbursements are available at the State Controller’s website. Neither the State Controller’s website, nor any of the information contained therein, is incorporated herein by this reference and no representation is made as to the accuracy of the information contained therein.

Any determination of whether a proposed borrowing from one of the Special Funds is permissible must be made with regard to the facts and circumstances existing at the time of the proposed borrowing. The State Attorney General has identified certain criteria relevant to such a determination. For instance, amounts in the Special Funds eligible for inter-fund borrowings are legally available to be transferred to the General Fund if a reasonable estimate of expected General Fund revenues, based upon legislation already enacted, indicates that such transfers can be paid from the General Fund promptly if needed by the Special Funds or within a short period of time if not needed. In determining whether this requirement has been met, the Attorney General has stated that consideration may be given to the fact that General Fund revenues are projected to exceed expenditures entitled to a higher priority than payment of internal transfers, i.e., expenditures for the support of the public school system and public institutions of higher education.

At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may re-borrow from the transportation accounts any time after the annual repayment is made, the proposition does not have any adverse impact on the State’s cash flow.

In connection with the adoption of the 2008 Budget Act, statutory changes sponsored by the Administration were enacted to clarify 18 existing State funds as borrowable resources for General Fund cash flow purposes. These funds increased the total amount of borrowable resources by approximately $3.5 billion as of September 2008. An additional $500 million of additional borrowable resources were previously made available in August 2008 as a result of administrative actions taken by the State Controller.

The February 2009 Budget Act also included clarification of an additional 19 funds as borrowable resources for General Fund cash flow purposes. These funds provide approximately $2 billion of additional borrowable cash to the General Fund.

In addition to temporary inter-fund cash flow borrowings described in this section, budgets enacted in the current and past fiscal years have included other budgetary transfers and long-term loans from special funds to the General Fund. In some cases, such budgetary loans and transfers have the effect of reducing internal borrowable resources.

The California Budget.

The Budget Process. California’s fiscal year begins on July 1 and ends on June 30 of the following year. The State’s General Fund budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The California Constitution specifies that an annual budget shall be proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is normally the basis for final negotiations between the Governor and Legislature to reach agreement on appropriations and other legislation to fund State government for the ensuing fiscal year (the “Budget Act”). The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. As required by the Balanced Budget

Amendment (“Proposition 58”), beginning with fiscal year 2004-05, the California Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill.

Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the California Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the California Legislature. An initiative Constitutional amendment will be included on the November 2, 2010, election ballot that would reduce the required vote to adopt a budget bill to majority from two-thirds.

Appropriations also may be included in legislation other than the Budget Act. Except as noted in the previous paragraph and in the next sentence, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the California Legislature and be signed by the Governor. Bills containing appropriations for K-12 schools or community colleges (“K-14 education”) require only a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

Constraints on the Budget Process. Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the General Fund or special fund revenues, or otherwise limited the California Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each House of the California Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Recent Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental heath services; Proposition 1A, approved in 2004, which limits the California Legislature’s power over local revenue sources; and Proposition 1A, approved in 2006, which limits the California Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.

The 2009-10 Budget. The State’s budget for fiscal year 2009-10 was enacted in an unusual sequence. The 2008 Budget Act was one of the latest ever enacted, having been delayed until mid-September 2008 as a result of the difficulty of balancing the budget with reduced revenues, as declining economic conditions were already evident. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, which proved to be greatly overstated by the time actual revenue results for September and October 2008 were received. With the financial market meltdown starting in September 2008, which resulted in massive federal assistance and caused large drops in stock market and other asset values and reductions in consumer spending, projections of tax revenues, which are heavily dependent on capital gains taxes and sales taxes, had to be dramatically reduced. In November 2008, the Governor announced that the 2008 Budget Act would be billions of dollars out of balance, and called several special sessions of the California Legislature to enact corrective actions.

Because of strong disagreement in the California Legislature as to the amount of corrective actions that would be taken by tax increases versus expenditure reductions, a compromise was not reached until February 2009. At that time, the February 2009 Budget Package was enacted which included modifications to the 2008 Budget Act and the enactment, more than four months early, of a full budget act for fiscal year 2009-10.

Initial 2009 Budget Act. The Initial 2009 Budget Act was adopted by the California Legislature on February 19, 2009, along with a number of implementing measures, and signed by the Governor on February 20, 2009. In February 2009, the State enacted $36 billion in solutions to what was then estimated to be a $42 billion General Fund budget gap for the combined 2008-09 and 2009-10 fiscal years. It also provided for five budget-related measures that would have provided an estimated $6 billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

Under the Initial 2009 Budget Act, based on then-current assumptions about the State’s financial circumstances, and assuming receipt of approximately $8.0 billion of federal stimulus funds to offset General Fund costs ($4.9 billion of which was assumed to be received in fiscal year 2009-10) and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase 9.3%, from $89.4 billion in fiscal year 2008-09 to $97.7 billion in fiscal year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in fiscal year 2008-09, a 2.0% decrease. The June 30, 2010, total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009, reserve deficit of negative $3.4 billion. The Amended 2009 Budget Act reflected vetoes by the Governor of $1.305 billion in appropriations from the General Fund, special funds, and bond funds (including $957.2 million in General Fund appropriations).

After adoption of the Initial 2009 Budget Act, the State continued to experience significant declines in revenues and other financial pressures. On May 14, 2009, the Governor released the May Revision of the Initial 2009 Budget Act (as subsequently updated, “2009-10 May Revision”). Together with subsequent revisions, the 2009-10 May Revision identified a further budget shortfall through the 2009-10 fiscal year of approximately $24 billion.

Amended 2009 Budget Act. On July 24, 2009, the California Legislature approved the amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act included another $24 billion in solutions to address the further deterioration of the State’s fiscal situation identified in the 2009-10 May Revision. Under the Amended 2009 Budget Act, General Fund revenues and transfers were projected to increase 6.4%, from a revised $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10. A significant element of this increase was projected to come from certain new revenues enacted in February 2008. See “New Revenues” below. The Amended 2009 Budget Act contained General Fund appropriations of $84.6 billion in fiscal year 2009-10, compared to $91.5 billion in fiscal year 2008-09, a 7.5% decrease. The June 30, 2010, total reserve was projected to be $500 million as compared to the revised June 30, 2009, reserve of negative $4.5 billion. Subsequent events after adoption of the Amended 2009 Budget Act exceeded the reserve such that the Administration, as of May 2010, projected that fiscal year 2009-10 would end with a negative balance of $6.8 billion at June 30, 2010. The discussion below describes some of the elements of the Amended 2009 Budget Act that could not be implemented as originally expected.

The Amended 2009 Budget Act contained the following major General Fund components:

1. Addressing the Deficit. The $60 billion in budget solutions adopted for the combined fiscal years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) were wide-ranging and touched all three of the State’s major revenue sources (personal income taxes, corporation taxes, and sales and use taxes). Spending cuts were implemented in virtually every State program that receives General Fund support. The budget solutions included spending reductions of $31.0 billion (52% of total solutions). The spending reductions consisted primarily of reductions in education spending under Proposition 98 ($14.9 billion reduction), higher education ($3.3 billion reduction), employee compensation ($2.0 billion reduction), and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion reduction). The budget solutions also included an estimated receipt of $8.0 billion (13% of total solutions) of federal stimulus funds to be used to offset General Fund expenditures. Additional solutions included $12.5 billion of tax increases (21% of total solutions), and $8.4 billion of other solutions (14% of total solutions). Significant elements of the budget solutions include:

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Proposition 1A of 2004 Borrowing from Local Governments. The Amended 2009 Budget Act authorized the State to exercise its borrowing authority under Proposition 1A, approved in the November 2004 election (“Proposition 1A of 2004”) to borrow from local agencies up to 8% of their fiscal year 2008-09 property tax revenues. The State utilized this authority and the borrowing generated $1.998 billion that was used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs. The borrowed sums must be repaid by the State, with interest, by June 15, 2013.

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Redevelopment Agency Borrowing. The Amended 2009 Budget Act also contained a shift of $1.7 billion in local redevelopment agency funds to the State from current revenues and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. Under the Amended 2009 Budget Act, these revenues are ultimately shifted to schools that serve the redevelopment areas. An association of redevelopment agencies, and a group of counties, have filed separate suits to block this transfer that, if successful, could adversely affect the State’s financial condition. However, substantially all of the required transfers have been made. In May 2010, a trial court ruled in favor of the State in this challenge; the decision has been appealed. Subsequent to enactment of the Amended 2009 Budget Act, the California Legislature also passed clean-up legislation authorizing redevelopment agencies to borrow from prior-year balances in the low and moderate income housing funds to make the fiscal years 2009-10 and 2010-11 payments.

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Payroll Shift. One-time savings of $1.618 billion ($937.6 million General Fund) from shifting the payments for employee payroll covering the pay period ending June 30, 2010, to July for all entities that are paid through the Uniform State Payroll System. This shift will be repeated on an annual basis. This payment shift excludes the University of California, Community Colleges, staff of the California Legislature, the California Exposition and State Fair, and local trial courts.

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State Compensation Insurance Fund Sale. One-time revenues of $1 billion from the sale of certain assets of the State Compensation Insurance Fund (“SCIF”). Because of pending litigation, the State no longer expects the sale of SCIF assets to occur in fiscal years 2009-10 or 2010-11.

2. Federal Stimulus. The Amended 2009 Budget Act assumed the receipt of at least $8 billion from the American Recovery and Reinvestment Act of 2009 (“ARRA”) to offset General Fund expenditures in fiscal years 2008-09 and 2009-10. Final estimates put this amount at approximately $8.7 billion. As of May 19, 2010, approximately $7.8 billion has been received by the State, and the remainder is expected by the end of June 2010.

3. Cash Flow Management. The deterioration of revenues resulted in a cash shortage in fiscal years 2008-09 and 2009-10. In order to manage cash flow and provide for timely payments of the State’s obligations, the Amended 2009 Budget Act included a number of cash solutions to better balance timing of receipts and disbursements. Further cash management solutions were adopted by the California Legislature as part of a special session in early 2010. The State expects to be able to meet its payment obligations in the final months of fiscal year 2009-10 through administrative actions.

4. Proposition 98. As of the Amended 2009 Budget Act, the minimum funding guarantee under Proposition 98 for K-14 education (the “Proposition 98 Guarantee”) for fiscal year 2009-10 was projected to be $50.4 billion, of which $35.0 billion was the General Fund portion. As of the 2010-11 May Revision, the Proposition 98 Guarantee for fiscal year 2009-10 was projected to be $49.9 billion, of which $34.7 billion was the General Fund portion.

5. K-12 Education. The Amended 2009 Budget Act included $66.7 billion for K-12 education programs for fiscal year 2009-10, of which $35.0 billion was funded from the General Fund. As of the Amended 2009 Budget

Act, total per-pupil expenditures were projected to be $11,259 in fiscal year 2009-10. Revised estimates in the 2010-11 May Revision reflected $65.9 billion for K-12 education programs for fiscal 2009-10, of which $35.9 billion was funded from the General Fund. Revised estimates in the 2010-11 May Revision reflected that total per-pupil expenditures were projected to be $11,121 in fiscal year 2009-10.

6. Higher Education. The Amended 2009 Budget Act reflected total funding of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources, for all major segments of higher education (excluding infrastructure and stem cell research), including approximately $2 billion from local property taxes that are included in the Proposition 98 Guarantee and expended on California Community Colleges. The 2010-11 May Revision included total funding of $20.5 billion for fiscal year 2009-10, including $12.6 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research).

7. Health and Human Services. The Amended 2009 Budget Act included $24.8 billion in non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10. Due to the State’s severe fiscal shortfall, the Amended 2009 Budget Act included $5.8 billion in proposed General Fund expenditure reductions in health and human services programs in fiscal year 2009-10. Apart from the reduction in General Fund funding for these programs, the Amended 2009 Budget Act reflected significant General Fund relief for Health and Human Services programs resulting from the ARRA. As of the 2010-11 May Revision, non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10 were projected to be $24.9 billion.

8. Transportation Funding. The Amended 2009 Budget Act included $1.441 billion of General Fund expenditures to fully fund local transportation programs under Proposition 42 in fiscal year 2009-10. Additionally, the Amended 2009 Budget Act directed $1.015 billion of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund such as debt service on transit bonds and other transportation programs. Of this amount, approximately $878 million was for uses substantially similar to those that were the subject of litigation related to the 2008 Budget Act. On September 30, 2009, the State Supreme Court denied review of an adverse Court of Appeal decision in Shaw v. Chiang, which invalidated the use of these funds as appropriated. Consequently, these fuels sales taxes were retained in the public transportation account for appropriation. These funds are “borrowable” for short-term General Fund cash needs. Chapters 11 and 12, Statutes of 2010, were passed in the special session providing General Fund relief by eliminating the State sales tax on gas and increasing the State gas excise tax by a like amount. This effectively eliminates funding subject to the provisions of Proposition 42 and significantly reduces the funding going into the public transportation account, eliminating the so-called spillover allocation. Fuel excise tax revenues will be used to offset highway bond debt service thus providing increasing General Fund relief beginning in fiscal year 2009-10 and growing in future years. (Approximately $603 million of relief is projected for fiscal year 2010-11.) Remaining public transportation account funds and new diesel sales tax revenues are used to offset transit bond debt service allowable under the court ruling in fiscal years 2009-10 and 2010-11. After these two fiscal years, the statute provides for no further use of public transportation account for debt service offset. Additionally, $650 million of excise tax proceeds available from this legislation in fiscal year 2010-11 is proposed to be lent to the General Fund. This funding is available without diminishing previously anticipated transportation program levels and will be repaid in three years.

The special session transportation legislation provides for ongoing highway and local road funding similar in distribution to the former provisions that governed Proposition 42 funds (sales tax on gasoline). Increased funding is provided for the State Highway Operations and Protection Program (highway safety and rehabilitation projects, primarily) as well as local streets and roads and the State Transportation Improvement Program (capacity projects, primarily). The legislation provides approximately $350 million in ongoing annual transit operations grants with a one-time appropriation of $400 million for fiscal years 2009-10 and 2010-11. Two initiatives have been submitted for the November 2010 ballot that, if either is approved, limit the ability of the State to implement the transportation legislation.

9. Budget Stabilization Account. Pursuant to Proposition 58, the State normally would be required to set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-10 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State’s ongoing financial stress, in accordance with Proposition 58, the Amended 2009 Budget Act suspended the transfer to the BSA for fiscal year 2009-10.

10. Prison Funding. The Amended 2009 Budget Act included $7.9 billion in General Fund expenditures for the California Department of Corrections and Rehabilitation (“CDCR”). In arriving at this figure, a total of $1.2 billion of savings for CDCR operations was assumed. Due to the delay in passage of legislation, and the failure of the California Legislature to adopt certain prison and parole reforms requested by the Governor, actual savings were approximately $587 million, with the result that CDCR costs were approximately $613 million higher than assumed in the Amended 2009 Budget Act, not including any changes as of the 2010-11 May Revision. As of the 2010-11 May Revision, CDCR costs in fiscal year 2009-10, excluding debt service and savings from employee compensation, were projected to exceed the level included in the Amended 2009 Budget Act by $906.6 million.

Fiscal Year 2009-10 Revised Estimates in the 2010-11 May Revision. The 2010-11 May Revision revised various revenue and expenditures estimates for fiscal year 2009-10. The 2010-11 May Revision projected, based on the various assumptions and proposals it contains, that the State would end fiscal year 2009-10 with a negative reserve of $6.8 billion, compared to the estimate of a negative $5.4 billion reserve at the time of the 2010-11 Governor’s Budget.

The 2010-11 May Revision reflected a net increase of $493.1 million in the General Fund beginning balance at the start of fiscal year 2009-10, since the 2010-11 Governor’s Budget. This change in the starting balance is primarily due to the following components:

•	$317.4 million increase in fiscal year 2009-10 Corporate Income Tax accruals;

•	$184.1 million increase in fiscal year 2008-09 Proposition 98 savings.

As of the 2010-11 May Revision, General Fund revenues and transfers for fiscal year 2009-10 were projected at a revised $86.5 billion, a decrease of $1.563 billion compared with the 2010-11 Governor’s Budget estimates. This change is primarily made up of the following components:

•	$2.619 billion decrease in personal income tax;

•	$816 million increase in sales and use tax;

•	$240 million increase in other revenues and transfers.

Under the 2010-11 May Revision, General Fund expenditures for fiscal year 2009-10 were projected at $86.5 million, an increase of $373 million compared with the 2010-11 Governor’s Budget estimates. This increase in expenditures is primarily attributable to an increase in Proposition 98 expenditures of $1.2 billion, and a decrease in non-Proposition 98 expenditures of $803.3 million. The increase in Proposition 98 expenditures is primarily due to a decrease in Proposition 1A and redevelopment agency offset.

The non-Proposition 98 expenditure decrease is due primarily to the combined effects of an $814 million increase in health and human services expenditures, a decrease of $367.9 million in borrowing costs, increased federal funds offsets of $430.5 million, and an increase in Proposition 1A and redevelopment agency offsets of $890.2 million (previously budgeted as offset to Proposition 98 expenditures).

Budget Risks. The Amended 2009 Budget Act was based on a variety of assumptions. As described above, actual circumstances or conditions in fiscal year 2009-10 have differed from such assumptions in material respects, and the State’s financial condition may continue to be adversely impacted.

As of June 13, 2010, budget risks still remaining for the 2009-10 fiscal year included, but were not limited to, the following:

•	Actual revenues through the end of fiscal year 2009-10 may be below projected amounts.

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Delays in or inability of the State to implement budget solutions, or increased costs, as a result of litigation. The following cases dealing with elements of the Amended 2009 Budget Act are still pending:

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There are almost three dozen separate cases dealing with the Governor’s furlough of State employees ($1.3 billion potential General Fund impact). The State Supreme Court has granted review of several cases, and several others are pending before the Court of Appeal. (In March 2010, the California Legislature passed legislation exempting from furlough State workers paid from sources other than the General Fund. The Governor vetoed this bill.); and

•	Potential court orders for the State to expend moneys for prison healthcare improvements, in excess of the amounts included in the Amended 2009 Budget Act.

Although appeals are continuing, the Governor has prevailed at lower court levels on several cases challenging aspects of the Amended 2009 Budget Act, including his vetoes of appropriations in July 2009 and the transfer of redevelopment agency moneys.

New Revenues. The Amended 2009 Budget Act included several major changes in General Fund revenues described below. The Amended 2009 Budget Act did not include any additional tax increases over those provided for pursuant to the Initial 2009 Budget Act, though it did include certain tax law changes intended to increase tax compliance and accelerate some revenues that were not in the Initial 2009 Budget Act.

As part of the Initial 2009 Budget Act passed in February 2009, the following tax and fee increases were adopted:

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Temporary Sales Tax Increase. Effective April 1, 2009, the General Fund sales and use tax rate was temporarily increased by 1 cent, from 5% to 6% . This tax increase will be in effect through June 30, 2011. As of the 2010-11 May Revision, this tax law change was expected to generate additional sales tax revenues of $4.299 billion in fiscal year 2009-10 and $4.223 billion in fiscal year 2010-11 for the General Fund.

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Vehicle License Fees. Effective May 19, 2009, vehicle license fees were temporarily increased from 0.65% to 1.15% with 0.35% going to the General Fund and 0.15% going to the Local Safety and Protection Account for local law enforcement grant programs previously funded from the General Fund. Vehicle license fees apply to the value of the vehicle (initially its market value and then subject to a standard depreciation schedule). This increase will remain in effect through June 30, 2011. As of the 2010-11 May Revision, this law change was expected to generate additional revenues of approximately $1.386 billion in fiscal year 2009-10 and $1.472 billion in fiscal year 2010-11.

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Personal Income Tax Surcharge. The Initial 2009 Budget Act provided for a temporary addition of 0.25% to each personal income tax rate for tax years 2009 and 2010. As of the 2010-11 May Revision, this change is expected to generate approximately $2.707 billion of additional General Fund revenues in fiscal year 2009-10 and $1.073 billion in fiscal year 2010-11.

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Dependent Exemption Credit Reduction. The Initial 2009 Budget Act included a temporary reduction in the personal income tax-exemption credit for dependents to the amount provided for the personal credit for tax years 2009 and 2010 from $309 to $99 (tax year 2008 values). As of the 2010-11 May Revision, this change was expected to generate approximately $1.429 billion of additional General Fund revenues in fiscal year 2009-10 and $700 million in fiscal year 2010-11.

The Amended 2009 Budget Act, passed in July 2009, included tax law changes affecting the General Fund as described below:

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Non-Retailer Registration for Use Tax. Under current law in 2009, non-retailers – those who do not sell tangible personal property – were not required to register with the State Board of Equalization (“BOE”). This law change requires non-retailers that hold a business license and have at least $100,000 in gross receipts to register with the BOE and submit a return that details purchases made during the year that were subject to the use tax yet for which no use tax was paid. This law change was expected to increase General Fund sales and use tax revenue by $26 million in fiscal year 2009-10 and $123 million in fiscal year 2010-11, with increasing amounts thereafter.

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Accelerate Estimated Tax Payments. Under current law in 2009, individuals and corporations were required to pay 30% each with the first two estimated payments, and 20% each for the last two estimated payments. Under this law change, beginning with the 2010 tax year, the first quarter estimated payment percentage will remain at 30% payable on April 15, the second quarter will increase to 40% payable on June 15, the third estimated payment will be eliminated, and the fourth quarter estimated payment will increase from 20% to 30% payable on December 15 for corporations and January 15 for individuals. As of the 2010-11 May Revision, this law change was expected to accelerate $1.295 billion into fiscal year 2009-10 ($672 million in personal income tax receipts and $623 million in corporate tax receipts) and $98 million in fiscal year 2010-11 ($60 million in personal income tax receipts and $38 million in corporate tax receipts).

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Accelerate Wage Withholding. This tax law change increased current wage withholding rates by 10% and, as of the 2010-11 May Revision, was expected to accelerate $1.6 billion of personal income tax receipts into fiscal year 2009-10.

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Require Backup Withholding. Under current federal law, gambling winnings reported on Internal Revenue Service (“IRS”) Form W2G and payments made by banks and businesses reported on various IRS 1099 forms may be subject to backup withholding on those payments. Payments reported on IRS 1099 forms include payments to independent contractors, rents, commissions, and royalty payments. This law change conformed State law to federal law by requiring a withholding rate of 7% for State purposes whenever it is required for federal purposes. As of the 2010-11 May Revision, this law change was expected to increase personal income tax revenues by $32 million in fiscal year 2009-10 followed by an additional $31 million in fiscal year 2010-11.

State Office Building Sales Program. Pursuant to legislation enacted in 2009, the State Department of General Services (“DGS”) has solicited proposals for the disposition of 11 State office properties, through a sale, lease, or a sale with an option to lease back. A large number of bids were received in April 2010 and the DGS is still conducting due diligence on the bids received. Once a preferred buyer has been identified, DGS will notify the California Legislature. Under current law, the California Legislature has 30 days to review the sales agreement, but a bill adopted unanimously by the Assembly on June 3, 2010 (AB 2605) would require affirmative California Legislative approval for the building sale to proceed. This bill is pending in the Senate. At this time, the amount of potential revenue from the proposed sale is unknown. The 2010-11 May Revision assumed approximately $600 million of one-time net revenues to the General Fund over the next three years from the sale. (Approximately $1.1 billion of other sale proceeds would have to retire existing debt used to construct some of the buildings.)

State Indebtedness.

The California Treasurer (the “Treasurer”) is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease revenue obligations, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.

General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Under the State Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal and interest on the bonds has been paid. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are the ERBs, supported by a special sales tax, and veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans. General obligation bonds are typically authorized for infrastructure and other capital improvements at the State and local level. Pursuant to the State Constitution, general obligation bonds cannot be used to finance State budget deficits (except as already authorized by ERBs, as described below).

As of May 1, 2010, the State had outstanding $78,439,139,000 aggregate principal amount of long-term general obligation bonds, of which $68,917,429,000 were payable primarily from the General Fund, and $9,521,710,000 were “self-liquidating” bonds payable first from other special revenue funds. As of May 1, 2010, there were unused voter authorizations for the future issuance of $42,909,259,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see “General Obligation Commercial Paper Program” below). Of this unissued amount, $1,331,210,000 is for general obligation bonds payable first from other revenue sources.

Legislation enacted November 4, 2009, authorizes submission to the voters at the statewide election on November 2, 2010, of a ballot measure to approve the issuance of $11.14 billion in general obligation bonds for a wide variety of purposes relating to improvement of California’s water supply systems, drought relief, and groundwater protection. The bill specifies that not more than one-half of the bonds may be sold before July 1, 2015. Additional bond measures may be included on the November 2, 2010, election ballot.

Variable Rate General Obligation Bonds. The general obligation bond law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of May 1, 2010, the State had outstanding $5,294,440,000 principal amount of variable rate general obligation bonds (which includes a portion of the ERBs described below), representing approximately 6.7% of the State’s total outstanding general obligation bonds as of that date. Under State law, except for the ERBs, the State must pay the principal of any general obligation bonds that are subject to optional or mandatory tender, and that are not remarketed or, if applicable, purchased by financial institutions that provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate general obligation bonds, and it no longer has any auction rate bonds outstanding.

General Obligation Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. Prior to late 2008, commercial paper notes were used primarily to repay internal loans from the PMIA, as a step toward issuance of long-term bonds. However, the internal loan program is no longer being used for general obligation bond programs and all such loans have been repaid from sale of long-term general obligation bonds. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of May 7, 2010, $1,292,170,000 aggregate principal amount of general obligation commercial paper notes were outstanding, most of which relates back to retirement of PMIA loan expenditures in 2008. Commercial paper notes are not included in the calculation of permitted variable rate indebtedness described under “Variable Rate General Obligation Bonds.”

Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.

During 2009, the State took a number of actions regarding its bank credit arrangements, including extending existing letter of credit facilities and converting standby purchase agreements to letters of credit for some of its floating rate ERBs and for its commercial paper program. The makeup of some of the State’s credit facilities was also revised with the deletion or substitution of banks. The State faces the need to renew approximately $1.37 billion of letters of credit for several series of variable rate general obligation bonds in November and December 2010.

Lease Revenue Obligations. In addition to general obligation bonds, the State has acquired and constructed capital facilities through the use of lease revenue borrowing (also referred to as lease-purchase borrowing). Under these arrangements, the State Public Works Board, another state or local agency, or a joint powers authority issued bonds to pay for the construction of facilities such as office buildings, university buildings, courthouses, or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California, or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease revenue bonds. In some cases, there was not a separate bond issue, but a trustee directly created certificates of participation in the State’s lease obligation, which were then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. For purposes of this Statement of Additional Information, the terms “lease revenue obligation,” “lease revenue financing,” “lease-purchase obligation” or “lease-purchase” means, principally, bonds or certificates of participation for capital facilities where the lease payments providing the security are payable from the operating budget of the respective lessees, which are primarily, but not exclusively, derived from the General Fund, and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $10,071,627,519 in lease revenue obligations outstanding as of May 1, 2010. The State Public Works Board, which is authorized to sell lease revenue bonds, had $9,834,701,000 authorized and unissued as of May 1, 2010.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities. State agencies and authorities had approximately $56 billion aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund outstanding as of December 31, 2009.

Build America Bonds. In February 2009, the United States Congress enacted certain new municipal bond provisions as part of the ARRA. One provision allows municipal issuers such as the State to issue “Build America Bonds” (“BABs”) for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease revenue bonds are deposited into a fund that is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the IRS as a refund of a tax credit and such refund may be offset by the U.S. Department of the Treasury by any liability of the State payable to the federal government, including in respect of any internal revenue tax (including any interest and penalties), past due child support, past due and legally enforceable debt due federal agencies, unemployment compensation debts, and past due legally enforceable State income tax debts.

Starting in April 2009 and through April 30, 2010, the State has issued a significant amount of BABs, including $10.39 billion of general obligation bonds and $551 million of lease revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2010-11 through the maturity of these bonds (mostly 20 to 30 years) is approximately $7.46 billion for the general obligation BABs and $338 million for the lease revenue BABs. The Obama Administration has proposed making the BABs program permanent, although at a lower subsidy rate for future issuances. In late May 2010 the U.S. House of Representatives passed a bill (H.R. 4213) that extends the BABs program for two years at successively lower subsidy rates, but higher than those proposed by the Obama Administration; this proposal has not yet been acted on by the Senate.

Future Issuance Plans; General Fund Debt Ratio. Between November 2006 and August 2009, voters and the California Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds. This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $79 billion, while still leaving authorized and unissued approximately $51 billion of such bonds as of May 1, 2010. In order to address the expenditure needs for these new authorizations, along with those that existed before 2006, the State has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved.

Disruptions in financial markets and uncertainties about the State’s budget condition caused significant disruptions in the State’s bond issuance program during fiscal year 2008-09. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State it issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding ERBs). A few weeks later, the State took advantage of the new federal rules to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. A significant part of the over $13 billion of bonds issued in the spring of 2009 was used to retire internal borrowings used to fund construction projects, which had built up because of the long hiatus in bond issuance. An additional $6.546 billion of tax-exempt and taxable general obligation bonds ($2.66 billion BABs) were issued in the fall of 2009, together with $1.549 billion of lease revenue bonds ($250 million BABs).

The combination of unusual circumstances resulted in public offerings of a record $19.7 billion of general obligation bonds during calendar year 2009. Through May 31, 2010, the State has issued $5.9 billion of general obligation bonds and $721 million of lease revenue bonds in calendar year 2010. The 2010-11 May Revision projected issuance of approximately $15.8 billion of general obligation and lease revenue bonds in that fiscal year. These are preliminary estimates, and the actual amount of bonds sold in fiscal year 2010-11 will depend on many factors, including more detailed review of program needs, budget priorities, and market conditions.

Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations that may occur, the State Treasurer has estimated that the aggregate amount of outstanding debt supported by the General Fund, including general obligation, lease revenue, and Proposition 1A bonds, based on current voter and legislative authorizations, is estimated to peak at approximately $111.3 billion by fiscal year 2014-15, compared to the current outstanding amount of approximately $80.8 billion. The annual debt service costs on this amount of debt is estimated by the State Treasurer to increase to approximately $9.93 billion in fiscal year 2012-13 compared to approximately $6.09 billion budgeted in fiscal year 2009-10. The projected amounts for fiscal year 2010-11 through 2011-12 include the interest, and for fiscal year 2012-13, the interest and principal payable on the $1.90 billion of bonds issued in connection with Proposition 1A. After fiscal year 2012-13, projected peak debt service is $9.97 billion in fiscal year 2017-18. (These estimates do not include ERBs, described below, or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

In light of the substantial drop in General Fund revenues since fiscal year 2007-08, and the projections of substantial new bond sales in the future, the ratio of debt service on general obligation, lease revenue, and the Proposition 1A bonds supported by the General Fund, to annual General Fund revenues and transfers (the “General Fund Debt Ratio”) can be expected to increase significantly in future years. Based on the revised estimates contained in the 2010-11 May Revision, in fiscal year 2009-10, the General Fund Debt Ratio was estimated to equal approximately 7.03%. Based on the assumed debt issuance referred to in the preceding paragraph, and the assumed growth in General Fund revenues and transfers contained in the 2010-11 May Revision, through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.58% in fiscal year 2012-13, the year in which the Proposition 1A bonds mature. In the fiscal year following the maturity of the Proposition 1A bonds, fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to decline to 9.34%. The State’s General Fund Debt Ratio after fiscal year 2013-14 will depend on the State’s future General Fund revenues, which will in turn depend on a variety of factors including but not limited to economic, population, and inflation growth. Based on the State’s current debt issuance projections and an assumed combined average annual General Fund revenue growth rate of between 2% to 5%, the State’s General Fund Debt Ratio in fiscal year 2019-20 is projected to range from 7.26% to 8.67%. The General Fund Debt Ratio is calculated based on actual gross debt service, without adjusting for receipts from the U.S. Treasury for the State’s current outstanding general obligation and lease revenue BABs, and an assumed interest rate of 6.25% and 6.75% for future issuances of general obligation and lease revenue bonds, respectively. The actual General Fund Debt Ratio in future fiscal years will depend on a variety of factors, including actual debt issuance (which may include additional issuance approved in the future by the California Legislature and, for general obligation bonds, the voters), actual interest rates, debt service structure, and actual General Fund revenues and transfers.

Economic Recovery Bonds. Proposition 57 was approved by the voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

In May and June 2004, the State issued $10.896 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion. In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor’s Budget, the State issued approximately $3.179 billion of additional ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. No further ERBs can be issued under Proposition 57, except for refunding bonds that may be issued in the future. (The Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues (“SSTRs”) collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level that did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. This resulted in downgrades of the ratings of the ERBs and would have required debt service to be paid from reserve funds for at least some period of time. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.435 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have been raised to levels above the State’s general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of January 2010, funds from these sources have been used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06 through 2009-10, including $1.495 billion that was transferred from the BSA in fiscal year 2006-07 ($472 million) and fiscal year 2007-08 ($1.023 billion). The State reported that approximately $122 million of surplus tax revenues will be used to retire ERBs on June 24, 2010.

The Governor suspended each of the fiscal years 2008-09, 2009-10, and 2010-11 BSA transfers due to the condition of the General Fund.

Tobacco Settlement Revenue Bonds. In 1998, the State signed a settlement agreement (the “Master Settlement Agreement” or “MSA”) with the four major cigarette manufacturers (the “participating manufacturers” or “PMs”). Under the MSA, the PMs agreed to make payments to the State in perpetuity, which payments at the time were predicted to total approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers is paid to the State and half to local governments. The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA require reduction of the PMs’ payments for decreases in cigarette shipment volumes by the PMs, payments owed to certain “Previously Settled States” and certain other types of offsets. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

State law enacted in 2002 (the “Tobacco Securitization Law”) authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a “back-up state guaranty” that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The California Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the “2003 Bonds”) produced approximately $4.75 billion in proceeds, which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up State guaranty was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the “2005 Refunding Bonds”). The back-up State guaranty now applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs’ payments under specified conditions relating to the loss of market share to non-participating manufacturers (“NPMs”). This potential reduction is called an “NPM adjustment.” The State disputes the PMs’ right to an NPM adjustment for any year. The MSA also allows the

PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs’ assertion of their right to receive an NPM adjustment as is reflected in the table below. Nevertheless, the annual amount of tobacco settlement revenues received to date has been in excess of the required debt service payments.

Year of Scheduled Payment	Approximate NPM Adjustment Withheld
2006	$50.9 million
2007	44.0 million
2008	33.9 million	*
2009	32.8 million
2010	35.3 million

*	In February 2009, these funds were released and remitted to the State as part of the NPM arbitration negotiations.

Source: State of California, Department of Finance.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination compelling the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the 2005 Refunding Bonds, the State covenanted to request the California Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State’s covenant to request an appropriation has never been invoked.

Obligations In Connection with Proposition 1A of 2004. The Amended 2009 Budget Act provided for State borrowing, pursuant to Proposition 1A, of approximately $1.998 billion of local property tax revenues. In accordance with Proposition 1A, the State is required to repay such revenues no later than June 2013. Legislation implementing the borrowing in the Amended 2009 Budget Act provided authority to local governments to sell their right to receive the State repayment to a joint powers authority (JPA) and for the JPA to issue bonds backed by the State’s repayment obligation. The repayment obligation includes interest and issuance costs for the JPA bonds.

On November 19, 2009, the California Statewide Communities Development Authority, a JPA, issued $1,895,000,000 of bonds that are secured by the State’s obligation to make these payments to approximately 1,300 local governments, representing approximately 95% of the State’s total borrowing from local governments. The 2010-11 Governor’s Budget includes $90.8 million General Fund for the interest payments that will be incurred in that fiscal year. In accordance with the authorizing legislation, these bonds will be repaid by June 15, 2013. In addition, for the obligations to entities not participating in the JPA bond program (which are $103 million in principal amount), the Director of Finance has set an interest rate of 2% per annum.

Cash Flow Borrowing. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The following table shows the amount of RANs issued in the past five fiscal years and through June 13, 2010, in fiscal year 2009-10:

State of California Revenue Anticipation Notes Issued

Fiscal Years 2004-05 to 2009-10

(Dollars in Billions)

Fiscal Year	Type	Principal Amount	Date of Issue	Maturity Date
2004-05	Notes Series A - D	$6.0	October 6, 2004	June 30, 2005
2005-06	Notes	3.0	November 10, 2005	June 30, 2006
2006-07	Notes	1.5	October 3, 2006	June 29, 2007
2007-08	Notes	7.0	November 1, 2007	June 30, 2008
2008-09	Notes Series A-1	1.2	October 23, 2008	May 20, 2009
	Notes Series A-2	3.8	October 23, 2008	June 22, 2009
	Notes Series B-1	0.5	March 23, 2009	June 23, 2009
2009-10	Interim Notes	1.5	August 27, 2009	October 5, 2009*
	Notes Series A-1	2.825	September 29, 2009	May 25, 2010
	Note Series A-2	5.975	September 29, 2009	June 23, 2010

*	Repaid on September 29, 2009 with a portion of the 2009-10 Notes Series A.

Source: State of California, Office of the State Treasurer.

Indirect, Nonpublic, or Contingent Obligations.

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Flood Litigation Judgment. In 2005, the State settled a lawsuit arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the State to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the California Legislature. The California Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a “debt” of the State for any legal or constitutional purposes.

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Unemployment Insurance Fund Borrowing. Commencing in January 2011, the State will be required to pay interest payments on loans made by the federal government to the State Unemployment Insurance (UI) Fund.

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Special Fund Borrowings. As has been described in connection with various budget acts and current budget proposals, the General Fund has or may incur legal obligations to repay various Special Funds, or to repay schools or other local governments, for borrowings that have been treated as providing revenue to the General Fund. These loans may, in some cases, be further extended by the California Legislature. Such loans are not treated as “debt” for any legal or constitutional purposes.

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Office of Statewide Health Planning and Development Guarantees. Pursuant to a law created in 1969, the Office of Statewide Health Planning and Development (“OSHPD”) insures loans and bond issues for construction and renovation projects for nonprofit and publicly-owned healthcare facilities. The program (commonly called “Cal-Mortgage Loan Insurance”) is currently authorized in statute to insure up to $3 billion for health facility projects. State law established the Health Facility Construction Loan Insurance Fund (“Fund”) as a trust fund that is continuously appropriated and may only be used for program purposes. The Fund is used as a depository of fees and insurance premiums and is the initial source of funds used to pay administrative costs of the program and shortfalls resulting from defaults by insured borrowers. If the Fund were unable to make payment on an insured loan or bond, State law provides for the State Treasurer to issue debentures to the holders of the defaulted loan or bond which are payable on a parity with State general obligation bonds. All claims on insured loans to date have been paid from the Fund. For the fiscal year ending June 30, 2009, OSHPD insured approximately 134 loans to nonprofit or publicly owned health facilities throughout California for approximately $1.7 billion. As of that date, the cash balance of the Fund was approximately $192.6 million. The OSHPD reported to the California Legislature that, as of June 30, 2009, the Fund balance was $95.0 million (unaudited). The Fund balance is determined by taking the cash balance, adding the value of assets (obligations due to the OSHPD for defaulted projects) and subtracting the liabilities (obligations of the OSHPD for defaulted projects). The OSHPD engaged Oliver Wyman to perform the 2008 actuarial study of the Fund, which concluded, among other things, that it appeared to be sufficient, assuming “normal and expected” conditions, to maintain a positive balance over 30 years. Even assuming abnormal and unexpected events, the study found that the Fund’s reserves would protect against General Fund losses for 14 years. More information on the program can be obtained from OSHPD’s website.

Sources of Tax Revenues.

In fiscal year 2008-09, approximately 90% of the State’s General Fund revenues and transfers were derived from personal income taxes, corporation taxes, and sales and use taxes. The following are brief summaries of the major sources of tax revenues in the State. The sections below captioned “Sales and Use Tax” and “Corporation Tax” include descriptions of pending lawsuits relating to various taxes.

Personal Income Tax. The California personal income tax, which accounted for 52.4% of General Fund revenues and transfers in fiscal year 2008-09, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3%. For tax years 2009 and 2010, the rates will range from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax (“AMT”), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the Franchise Tax Board indicates that the top 1% of taxpayers paid 43% of the total personal income tax in tax year 2008.

Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate (9.55% for tax years 2009 and 2010). The surcharge became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand mental health programs.

Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8% of General Fund revenues and transfers in fiscal year 2000-01. The 2010-11 May Revision projected that capital gains would account for 3.6% of General Fund revenues and transfers in fiscal year 2009-10 and 5.8% in fiscal year 2010-11.

Sales and Use Tax. The sales and use tax (referred to herein as the “sales tax”), which accounted for 28.7% of General Fund revenues and transfers in fiscal year 2008-09, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains, and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in this State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

As of May 1, 2010, the breakdown of the base State and local sales tax rate of 8.25% was as follows:

•	6% imposed as a State General Fund tax (this tax rate is scheduled to return to 5% on July 1, 2011);

•	0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

•	0.5% dedicated to local governments for public safety services (Local Public Safety Fund);

•	1% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; and

•	0.25% deposited into the Fiscal Recovery Fund to repay the State’s ERBs (the “special sales tax”).

Existing law provides that 0.25% of the base State and local sales tax rate may be suspended in any calendar year upon certification by the Director of Finance, by November 1 in the prior year, that both of the following have occurred: (1) the General Fund reserve (excluding the revenues derived from the 0.25% special sales tax) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% special sales tax) and (2) actual revenues for the period May 1 through September 30 equal or exceed the previous May Revision forecast. The 0.25% rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2010.

Existing law provides that the special sales tax will be collected until the first day of the calendar quarter at least 90 days after the Director of Finance certifies that all ERBs and related obligations have been paid or retired or provision for their repayment has been made or enough sales taxes have been collected to pay all ERBs and related obligations to final maturity. At such time the special sales tax will terminate and the city and county portion of taxes under the uniform local sales and use tax will be automatically increased by 0.25%.

Proposition 1A, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions. A proposed initiative constitutional amendment would restrict the ability of the State to use or borrow money from local governments, and moneys dedicated to transportation financing. See “Recent Developments” above.

An appellate court decision from 2008 held that two Dell entities and two providers of maintenance and warranty services had improperly collected from customers and remitted to the BOE use tax on optional service contracts that were sold with computers. The State anticipates that a pending action will result in a judgment or settlement requiring the BOE to refund the tax with interest. Plaintiffs estimate that the refund amounts could be as much as $250 million. Identification and notification of consumers affected by the decision and thus due a refund is unresolved, and determination of the total refund amount depends upon such identification and notification. The 2010-11 May Revision projected that the refunds will not occur prior to fiscal year 2011-12.

Corporation Tax. The corporation tax accounted for 11.5% of General Fund revenues and transfers in fiscal year 2008-09. Corporation tax revenues are derived from the following taxes:

1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

3. The AMT is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65%.

4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first year of incorporation.

5. Sub-Chapter S corporations are taxed at 1.5% of profits.

6. Fees paid by limited liability companies (“LLCs”), which account for 2.8% of corporation tax revenue, are considered “corporation taxes.” Three separate cases have been filed challenging the constitutionality of the LLC fee. Two have been resolved and one is pending. In California Taxpayers Association v. Franchise Tax Board, California Taxpayers Association (“Cal-Tax”), plaintiffs challenged the constitutionality of the corporate understatement penalty that was enacted in Chapter 1, Statutes of 2007-08 First Extraordinary Session (SB X1 28, 2008 Budget Act Trailer Bill) and sought an injunction precluding the Franchise Tax Board from enforcing the statute. The trial court ruled for the State and Cal-Tax appealed. A decision may be issued during fiscal year 2010-11. An adverse ruling would resulting a potential loss or revenue in fiscal year 2010-11 of between $500 million and $800 million, and an ongoing loss of approximately $500 million thereafter.

As part of the 2009 Budget Act, the California Legislature adopted certain additional tax benefits for corporations, affecting carryover of losses, sharing tax credits among affiliates, and changes to the unitary tax calculations for multinational corporations, all of which were to become effective in 2011 or later. An initiative statute will be included on the November 2010 ballot that would repeal all of these new tax benefits. It is estimated that such a repeal, if approved by the voters, would increase General Fund revenues by approximately $1.7 billion annually starting in fiscal year 2011-12.

Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits. To provide interim funding for the Healthy Families and Medi-Cal programs, Chapter 157, Statutes of 2009 extends the 2.35% gross premiums tax to the Medi-Cal managed care plans in 2009 and 2010.

The BOE ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the California Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact was $15 million in fiscal year 2008-09 and is estimated to be $11 million in fiscal year 2009-10, $230 million in fiscal year 2010-11, and $149 million in fiscal year 2011-12.

Vehicle License Fee. The Amended 2009 Budget Act temporarily increased the vehicle license fee from 0.65% to 1.15%, effective May 19, 2009, through June 30, 2011. Of this 0.5% increase, 0.35% goes to the General Fund, with the remaining 0.15% going to local law enforcement. An initiative has been qualified for the November 2010 ballot that would increase the annual vehicle license fee by $18 and dedicate the revenue to support of State parks and wildlife conservation. This measure, if approved by the voters, would generate an estimated $500 million per year for parks and wildlife conservation programs, which would save an equivalent amount of General Fund expenditures.

Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the “Economic Growth and Tax Relief Reconciliation Act”) phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of the State estate tax revenues by 25% in calendar year 2002, 50% in calendar year 2003, and 75% in calendar year 2004, and the elimination of the State estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax is scheduled to be reinstated along with the State’s estate tax. Federal estate tax law may be changed to modify or eliminate the State pick-up tax.

Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees, and Trailer Coach License Fees.

Special Fund Revenues. The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income:

•	Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

•	Charges for special services to specific functions, including such items as business and professional license fees.

•	Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

Motor vehicle related taxes and fees are projected to account for 39% of all special fund revenues in fiscal year 2010-11. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees, and vehicle license fees. In fiscal year 2010-11, $10.9 billion is projected to come from the ownership or operation of motor vehicles. Approximately $2.9 billion of this revenue is projected to be returned to local governments. The remainder will be available for various State programs related to transportation and services to vehicle owners.

Taxes on Tobacco Products. As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows:

1. Fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

2. Twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

3. Ten cents of the per-pack tax is allocated to the State’s General Fund.

4. The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

The following table shows the trend of major General Fund and total taxes per capita and per $100 of personal income for the past five fiscal years and fiscal year 2010-11.

Recent Tax Receipts

	State Taxes per Capita(a)		Taxes per $100 of Personal Income
Fiscal Year	General Fund	Total	General Fund	Total
2005-06	2,451.75	2,867.55	6.52	7.63
2006-07	2,501.35	2,934.28	6.23	7.31
2007-08	2,530.79	2,967.26	6.06	7.11
2008-09	2,084.46	2,494.59	4.95	5.92
2009-10	2,189.84	2,571.00	5.40	6.34
2010-11 (budget)	2,265.68	2,701.14	5.46	6.51

*	Data reflects population figures based on the 2000 Census – estimated.

Source: State of California, Department of Finance.

State Appropriations Limit.

The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the “Appropriations Limit”). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending “appropriations subject to limitation” in excess of the Appropriations Limit. “Appropriations subject to limitation,” with respect to the State, are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent such proceeds exceed “the cost reasonably borne by that entity in providing the regulation, product or service,” but “proceeds of taxes” exclude most State subventions to local governments, tax refunds, and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees and certain other non-tax funds.

There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college (K-14) districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate “proceeds of taxes” received over such two-year period above the combined Appropriations Limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.

The California Legislature has enacted legislation to implement Article XIIIB which defines certain terms used in Article XIIIB and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor’s Budget, and thereafter to be subject to the budget process and established in the Budget Act.

The following table shows the Appropriations Limit for fiscal years 2006-07 through 2010-11.

State Appropriations Limit

(Dollars in Millions)

	2006-07	2007-08	2008-09	2009-10		2010-11
State Appropriations Limit	$72,307	$76,093	$79,858	$80,984		$79,118
Appropriations Subject to Limit	(58,663)	(59,201)	(48,233)	(57,849	)*	(58,424	)*

Amount (Over)/Under Limit	$13,641	$16,892	$31,625	$23,135	*	$20,694	*

*	Estimated/projected.

Source: State of California, Department of Finance.

Litigation.

The State is continually a party to numerous legal proceedings, many of which could have an adverse impact on the State’s financial condition. Pending litigation currently includes, but is not limited to, cases involving issues related to the budget, taxes, environmental matters, health care, tribal gaming, transportation, education, and the State’s prison system, all of which, if decided adversely to California, could result in significant General Fund expenditures or otherwise impact the ability of the State to raise revenues.

Local Governments.

The primary units of local government in California are the 58 counties, which range in population from approximately 1,100 in Alpine County to approximately 10.4 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

The fiscal condition of local governments was changed when Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. (The limitations include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such service, and providing that no fee may be charged for fire, police, or any other service widely available to the public.)

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the California Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the California Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation, and the enactment of Proposition 1A in 2004 dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “state-local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35% reduction in VLF revenue to cities and counties from this rate change was backfilled (or offset) by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments because the backfill amount annually increases in proportion to the growth in property tax revenues, which has historically grown at a higher rate than VLF revenues, although property tax revenues have declined over the past two years. This arrangement continues without change in the 2010-11 Governor’s Budget.

Pursuant to statutory changes made in conjunction with the Initial 2009 Budget Act, the VLF rate increased from 0.65% to 1.15% effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund, and 0.15% supports various law enforcement programs previously funded by the General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A. Proposition 1A amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and VLF revenues as of November 3, 2004.

The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A to borrow an amount equal to approximately 8% of local property tax revenues, or $1.9 billion, which must be repaid within three years. State law was also enacted to create a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers authority. This joint powers authority sold bonds in a principal amount of $1.895 billion in November 2009 to pay the participating local governments their full property tax allocations when they normally would receive such allocations. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the joint powers authority) no later than June 30, 2013. The 2010-11 Governor’s Budget includes $90.8 million for the interest payments that will be incurred in that fiscal year to be paid from the General Fund.

The Amended 2009 Budget Act also contained a shift of $1.7 billion in redevelopment agency funds from current revenue and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. These revenues are shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax that is shifted to the Supplemental Education Revenue Augmentation Funds in each county that are established by Proposition 1A and used for the same purposes. The enabling legislation allows redevelopment agencies to borrow from parent agencies, and from any available reserves in their low and moderate income housing funds.

The California Redevelopment Association (“CRA”), whose membership includes a large number of redevelopment agencies, has filed a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The CRA had also challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the State from shifting the funds for the 2008-09 fiscal year. The State withdrew its appeal of the decision and subsequently enacted legislation that addresses the concerns noted by the trial court. However, the subsequently enacted legislation is being challenged in the current CRA lawsuit. A group of counties has filed a separate lawsuit challenging the shift. The Sacramento County Superior Court issued a ruling on May 4, 2010, upholding the State’s ability to shift $1.7 billion and $350 million from redevelopment agencies in fiscal years 2009-10 and 2010-11, respectively. The CRA has appealed the ruling.

Economic, Political, Social and Environmental Conditions.

Changes in economic, political, social or environmental conditions on a local, State, federal and/or international level may adversely affect California’s financial condition, as well as investment risk generally. Such conditional changes may include (but are not limited to) fluctuations in business production, consumer prices or financial markets, unemployment rates, technological advancements, shortages or surpluses in natural resources or energy supplies, changes in law, social unrest, fluctuations in the crime rate, political conflict, acts of war or terrorism, environmental damage and natural disasters.

Georgia

Located in the southeastern region of the United States, the State of Georgia (“Georgia” and the “State”) has experienced substantial growth over the last several decades. Since 1960, the population of Georgia has more than doubled, currently making Georgia the country’s ninth most populated state. Between 2000 and 2009, Georgia grew by an estimated 1,642,758 people, a growth rate of 20.1 percent, fourth fastest in the nation, and fastest east of the Mississippi River (2009 Census estimate: 9,829,211). From 2000 to 2009, 17 of Georgia’s counties ranked among the nation’s 100 fastest-growing, second most in the nation, including two counties (both located in metro Atlanta) which ranked among the top ten.

This population increase is expected to continue for the foreseeable future at approximately the same accelerated rate. In its March 2010 report, the Governor’s Office of Planning and Budget estimated that Georgia’s population will increase by an additional 4.6 million people over the next 20 years, with over 60% of this growth attributable to people moving into the state. While the fastest-paced growth is expected in the northern and coastal areas of the state, it is expected that the Atlanta MSA will remain the most densely populated area, with approximately 43% of all Georgians living in this area.

Georgia’s economy is fairly diversified, with private sector employment almost equally spread between manufacturing, services, wholesale sales and retail sales, with concentrations in manufacturing, trade, transportation and utilities, information technology, and professional and business services. During the second half of the 20th century, this diversity allowed Georgia to experience almost continuous economic growth, while other states more dependent upon a single business sector experienced some periods of economic contraction. However, during the last several years, this diversity has been unable to fully insulate Georgia’s economy from the nationwide economic downturn that occurred in 2002-2004 and the current one which began in December 2007.

One area where this economic diversity, in combination with Georgia’s population growth, and its effects on the local economy can be seen is Georgia’s labor market. Historically, Georgia has enjoyed an unemployment rate significantly at or below the national average. Unfortunately, as of June 2010, the state’s unemployment rate stood at 10.0%, which is slightly above the national average of 9.5%.

While the raw numbers are not positive, the trend is favorable. The Georgia unemployment rate is down from a high of 10.5% in March 2010 (but still above a year earlier rate of 9.7%). Similarly, the Georgia total non-farm employment figures are up (3.83 million for June 2010 as opposed to a low of 3.78 million in February 2010), but they are still below year earlier figures (3.88 million). This trend is reflected in the May 2010 US Regional Recession Status by Moody’s Economy.com which classifies Georgia to be “moderating recession,” defined as the state’s economy not contracting as severely as six months earlier.

Historically, most of the job growth in Georgia has been in the Atlanta MSA. However, over the last several years, there has been great emphasis placed upon developing other parts of the State, so that these areas can begin to reap the economic benefits traditionally limited to the Atlanta MSA. One example of this is the OneGeorgia Authority, which is discussed below. Those efforts have begun to bear fruit, as for the last several years, the statewide growth rate has exceeded the Atlanta MSA growth rate. However, this trend has been muted over the past year, as the rate of job loss in the Atlanta MSA (1.0%) has been slightly lower than the rate for the balance of the state (1.3%).

One reason that Georgia has such a positive economic outlook is because of its location, which affords its residents and businesses easy access to commercial centers throughout the nation and the world. As business and consumer confidence grows, it is believed that centers of transportation and logistics will gain as inventories get restocked and goods are shipped. Evidence of this upswing has been observed at both Hartsfield-Jackson Airport and the Port of Savannah; while cargo traffic still remains below prior year levels, as discussed below both locations have Georgia experienced an uptick in cargo traffic over the last few months.

For ground transportation, the capital city of Atlanta is one of the few major US cities with 3 interstate highways. As a result, Georgia manufacturers and distributors are within 2 truckload days of 82% of the US industrial market. During an average week, about 5.9 million tons of freight move across Georgia’s highways. Furthermore, Georgia has the most extensive rail system and largest intermodal hub in the Southeast. Georgia also ranks as the 5th largest overall logistics employer in the nation with nearly 11,000 providers of logistics services.

Since 1998, Hartsfield-Jackson (the “Airport”) has been the busiest passenger airport in the world, serving over 88,032,086 passengers in 2009 through 32 carriers, with destinations to over 231 destinations in 52 countries. Also, for the fifth consecutive year, the Airport retains its title as the nation’s busiest airport in terms of operations (takeoffs and landings) with 970,258 operations. Atlanta is within a two hour flight of 80% of the United States population. The current economic downturn has negatively impacted the Airport. In 2009 the number of domestic travelers fell 1.69% in one year, while international passengers fell by 3.79%. This downward trend is expected to be short-lived, as annual Airport passenger traffic is anticipated to increase to 121,000,000 by 2015.

The Airport is also considered to be the best among air cargo facilities. In 2009, the Airport was named Air Cargo Week’s Airport of the Year, becoming the first U.S. airport to earn the top prize among the annual World Air Cargo Awards. The Airport also has over 2,000,000 square feet of cargo warehouse space and is the 11th largest air cargo hub in the country and 30th worldwide. In addition to the main cargo complexes, the Airport houses a USDA approved Perishables Complex, the only one in the Southeastern U.S. The Perishables Complex features on-site distribution and transport capabilities, USDA inspection services and a USDA approved fumigation chamber. The Airport is also the only airport in the Southeast to be approved by the USDA to apply cold treatment, which is an environmentally safe alternative to methyl bromide.

This infrastructure enabled the Airport to handle more than 563,139 metric tons of cargo in 2009 (a decrease of 14.06% from 2008); international cargo also decreased from 365,351 to 312,033 metric tons in 2009. However, since November 2009, the Airport has posted upswings in year-over-year cargo traffic for six consecutive months. Cargo traffic in April 2010 was 23.44% higher than the previous year. This figure is expected to grow as Asiana Airline announced it will join the Airport’s growing list of all-cargo carriers starting September 13, 2010. Asiana Airline will operate a freighter with four weekly flights to Seoul, South Korea. The new service is expected to create up to 25 jobs and produce an annual regional economic impact of $24 million.

To facilitate the projected increase in usage, the Airport is in the tenth year of a multi-year improvement project, which is the largest public works project in the history of the State of Georgia. The program was originally budgeted to cost $5.4 billion and to take 10 years to complete, but due to cost and time overruns, the project is now expected to be complete in 2015 at an estimated cost in excess of $6 billion. The centerpiece of this expansion is the building of a fifth runway, which opened on May 16, 2006 and has helped to reduce air traffic congestion by increasing the Airport’s landings and take-offs capacity by 40%. Another major piece of the expansion is the construction of a new international terminal which broke ground in the summer of 2008 and is set for completion in April 2012. The 1.2 million-square-foot international terminal will have 12 new international gates (plus 16 domestic gates) and a 1,100-space parking facility.

The success of the Airport has also had a tremendous impact on the local economy. A recent study commissioned by the City of Atlanta’s Department of Aviation calculated total direct business revenue, including sales to airlines and service providers dependent on the Airport, to be $32.6 billion in 2009, up from $23.5 billion in 2005. In addition, Airport-related jobs in the metro region increased by 11 percent, from 393,100 in 2005 to 434,400 in 2009. The Airport jobs paid more than $4.3 billion in wages in 2009 and generated more than $3 billion in tax revenues for the government.

Finally, with respect to water transport, Georgia has two significant deepwater ports, Savannah and Brunswick, as well as two inland barge operations, Columbus and Bainbridge. Like the Airport, these ports experienced a dip in traffic for 2009, but have recently begun to see a significant uptick in activity. Out of 361 ports in the U.S., Savannah is now the fourth largest container port in the country. It is also the fastest growing container port in the U.S., while the Port of Brunswick is the 6th-largest automobile processing port in the nation. In 2008, the Port of Savannah’s total exports exceeded one million TEUs for the first time in Georgia Ports Authority’s history. However, due to the economic slowdown, Savannah’s total trade declined almost 10% in 2009 over 2008. However, similar to the airport cargo traffic, Savannah has posted upswings in year-over-year TEU throughput for six consecutive months as the May TEU total was 24.7 percent higher than the previous year.

Also like the Airport, Georgia’s water ports are currently involved in significant capital improvement projects. The Brunswick Deepening Project was completed in 2007 (deepening the mean water depth to 36 feet), as was the preliminary work for the Savannah Harbor Expansion Project. The latter project is expected to be complete by 2012 (2 years prior to the Panama Canal expansion) and will deepen Savannah Harbor from 42 feet to 48 feet. The expansion of the Panama Canal and the Savannah Harbor will allow much larger container ships, twice the capacity of current vessels, to access the Savannah port.

These factors have all contributed to Georgia’s significant link to the global economy, which is recognized by the over 60 countries that have consular, trade, or chamber of commerce offices in Atlanta. More than 4000 internationally-owned facilities representing over 60 countries are located in Georgia. In 2009, $23.8 billion in exports and $53 billion in imports passed through the ports, making Georgia the 12th-largest export state and 9th-largest import state in the U.S.

Over the last several years, Georgia has been successful in attracting international business. In February 2010, Kia Motor Co. (“Kia”), a South Korean automaker, celebrated the grand opening of Kia’s first North American manufacturing facility, located in West Point, Troup County, Georgia, which is located off Interstate 85 near the Georgia-Alabama border. The $1.2 billion facility will produce 300,000 cars a year. Also, seven supplier companies have located near the facility and are expected to employ approximately 3,600 workers. The Kia plant’s economic impact to Georgia is expected to be approximately $4 billion per year. One study predicts the economic benefits brought about by the Kia plant will create 20,000 new jobs by 2012.

In May 2010, Sony Ericsson Mobile Communications announced that it will locate the company’s new Americas headquarters in Atlanta, creating about 180 jobs. A few days before Sony Ericsson’s announcement, MAGE SOLAR GMBH, a Ravensburg, Germany-based manufacturer of solar energy products, also announced that it will locate its North American headquarters in Dublin, Georgia. MAGE SOLAR markets high-grade photovoltaic modules, high-performance branded inverters, and mounting systems used in the solar energy industry. This project is estimated to bring $30 million in investment and is estimated to create 350 jobs over five years.

To help foster this international business growth, the Georgia Department of Economic Development has instituted the “Global Georgia” program to promote Georgia within the international community and prioritize international business development. The Georgia Department of Economic Development currently has 10 offices located in Brazil, Canada, Chile, China, Europe (Munich, Germany), Japan, Korea, Mexico, Israel and UK & Ireland.

This pro business climate continues to be widely recognized. Recently, Georgia has been ranked among the top 10 states in which to do business by CNBC (#10), Forbes magazine (#6), and Pollina Corporate Real Estate (#8). In 2010, Chief Executive magazine selected Georgia as 7th best state for job growth and business. This is one of many reasons why Georgia is the home to 14 Fortune 500 companies (with the City of Atlanta having the fourth largest concentration of Fortune 500 companies in the United States), including AFLAC, The Coca-Cola Company, The Home Depot, UPS, Delta Air Lines, Newell Rubbermaid, and NCR. Overall, over 75% of the Fortune 1000 companies have a presence in the Atlanta metropolitan area.

As mentioned above, historically much of this economic largesse has centered around the capital city of Atlanta. However, recently the State government has taken several steps to ensure that the other areas of Georgia share in this growth. Of particular note is the OneGeorgia Authority (the “Authority”). Established in 2000 and funded with a portion of the State’s recovery in the nationwide tobacco litigation settlement, the Authority was created to provide financial assistance to development projects targeted to assist Georgia’s economically distressed areas. It is anticipated that the Authority will invest over $1.6 billion over the term of the tobacco settlement. Unfortunately, due to the economic downturn, the fund for OneGeorgia Authority’s rural economic development program was cut from the fiscal year (“FY”) 2010 budget. However, under the FY 2011 budget, Georgia expects to provide $47,123,333 to fund the rural economic development program.

The State government of Georgia and its elected officials have historically adopted a very conservative fiscal approach. This approach has resulted in the State having one of the lowest debt levels, per capita, in the United States. In 2007, Georgia had the 3rd lowest state per-capita debt and 4th lowest instate debt as a percent of personal income. As a result, Georgia is one of seven states to maintain a triple “A” bond rating by all three major rating agencies (see below).

General obligation bonds are typically issued by the State pursuant to Article VII, Section IV of the Constitution of the State of Georgia (the “Georgia Constitution”), which provides that such bonds are the direct and general obligations of the State. The operative language is set forth in Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides:

“The full faith, credit and taxing power of the State are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). . .”.

The Georgia Constitution further obligates the Georgia General Assembly to “raise by taxation and appropriate each fiscal year . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt.” The Georgia Constitution also establishes a special trust fund (the “State of Georgia General Obligation Debt Sinking Fund”), which is used for the payment of debt service requirements on all general obligation debt.

The Georgia Constitution also establishes certain limitations upon the amount of debt that the State can incur. In particular, Article VII, Section IV, Paragraph II(b) of the Georgia Constitution provides that, except in certain emergency situations (i.e., in times of war or to cover a temporary budget shortfall) the State may not incur additional debt if, in that fiscal year or any subsequent year, the cumulative annual debt service for both general obligation debt and guaranteed revenue debt (including the proposed debt) will exceed 10% of the total revenue receipts, less refunds, for the prior fiscal year. The Georgia Constitution prevents State departments and agencies from circumventing these debt limitation provisions by prohibiting them from executing contracts that may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

As mentioned above, the State may incur “public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred.” (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) However, since this provision was enacted, the State has never had to exercise this power.

Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution. (See Article VII, Section VI, Paragraph VI of the Georgia Constitution).

As of June 30, 2009, the State had total outstanding bonded debt of $10,771,468,000. While this represented a substantial increase over the prior year ($9,545,352,000), the State remained well below the 10% threshold at 5.4%. As a result, as of June 30, 2010, the State maintained credits ratings of Aaa, AAA, and AAA from Moody’s Investor Services, Fitch, Inc., and Standard and Poor’s, respectively, making it only one of seven states to maintain such status.

The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the State budget which is considered, amended, and approved by the Georgia General Assembly.

To protect the State in the event of a decline in State revenues, and reflective of its conservative fiscal approach, in 1976 the Georgia General Assembly established the Revenue Shortfall Reserve. This reserve is funded by surplus revenue collections, and its existence was instrumental in helping the State weather the nationwide economic downturn during FY 2002-FY 2004. During those 3 years, the State was able to cover revenue shortfalls by drawing monies from this reserve (approximately $680 million over the 3 year period) rather than raising taxes or cutting vital services. With the end of the economic downturn in FY 2005, the State then began to replenish the reserve, so that at the end of FY 2007, the reserve reached its peak with a balance of $1.7 billion (exceeding the pre-FY 2002 balance). Unfortunately, due to the economic downturn, this upward trend was reversed in FY 2008 and by the end of FY 2009 the Revenue Shortfall Reserve balance was reduced to $271 million.

This reserve increase was previously funded by the State experiencing substantial increases in revenue collections. For FY 2007, Georgia experienced a 7.5% increase over prior year collections ($17,600,126,000 versus $16,366,132,000). However, starting in the latter half of FY 2008, net revenue collections have declined. In FY 2009, total revenue collections were down by $1,830,818,000 (down 10.5%) from FY 2008 levels. The effect in the various subareas showed an overall decrease, as Individual Income Taxes (down 12.2%), Motor Fuel Taxes (down 14.8%), Corporate Income Taxes (down 26.3%) and Sales and Use Taxes (down 7.6%) were down from FY 2008 levels. The only areas in which the State experienced an increase in revenue collection were Property Taxes (up 1.9%) and Alcohol Beverages Tax (up 1.2%).

Unfortunately, this downward trend continued in FY 2010. Net revenue collections were down from FY 2009 in all areas, including Individual Income Taxes (down 10%), Motor Fuel Taxes (down 3.8%), Corporate Income Taxes (down 1.4%) and Sales and Use Taxes (down 10.6%). Overall, for FY 2010, net revenue collections totaled around $14 billion, down 9.1% from FY 2009.

On June 8, 2010, Governor Sonny Perdue signed the state’s $17.9 billion FY 2011 budget, $700 million less than the original FY 2010 budget. This budget was also $300 million less than the budget originally recommended to the legislature and $3.5 billion less than the original FY 2008 budget recommendation.

One continued positive source of revenue for the State has been the Georgia Lottery Corporation. Established in 1992, the State uses profits from the lottery to fund numerous education-based initiatives, including a voluntary, state-wide pre-Kindergarten education program and the HOPE Scholarship Program (for post-secondary education). In FY 2010, Georgia Lottery transferred $883,878,000 to the State Treasury’s Lottery for Education Account, over $11.7 million more than in FY 2009. The Georgia Lottery Corp. ended FY 2010 as the only traditional U.S. lottery to experience 12 consecutive years of growth in profits.

One significant byproduct of the HOPE Scholarship Program has been the substantial increase in the percentage of college educated adults. In 1999, only 21% of Georgia’s population had a college degree, far below the national average. In 2008, 27% of the population had a college degree, on par with the national average. Furthermore, in 2010, CNBC ranked the Georgia’s workforce number 3 in the nation.

Another positive source of income to the State has been the American Recovery and Reinvestment Act of 2009 (“ARRA”). During FY 2009, the State recognized $725 million in ARRA funds which were used for miscellaneous purposes.

Personal income is a second key indicator of economic conditions in Georgia. Total personal income, relative to that of the U.S., has been growing despite the economic downturn. For FY 2008, Georgia’s personal income grew by 4.9%, compared to 5.3% for the nation as a whole. However, in 2009 state personal income declined by an average of 1.7%, matching the national average.

Georgia has also undergone significant political change during the 21st century. In November 2002, the State elected its first Republican Governor since Reconstruction. In addition, in light of significant election gains, as well as the well-publicized switch of political parties by several State Senators, the Republican Party gained control of the State Senate. This trend continued in 2004, as the Republican Party gained control of the State House and a second Republican Senator was elected (making it the first time since Reconstruction that Georgia had 2 Republican Senators). There is uncertainty surrounding the upcoming 2010 elections as, in addition to voting on the Legislature, Georgians will elect a new Governor (the current Governor is prohibited from running due to a 2-term limit).

Significant Contingent Liabilities

In response to a written request from the State Auditor, the Law Department for the State identified the following material litigation, claims and assessments as of June 30, 2009:

Plymel, et al. v. Teachers Retirement System, et al., Fulton Superior Court Civil Action No. 2004-CV-84312; Georgia Supreme Court decision reported at 282 Ga. 409 (2006). The Plaintiffs in this case filed a class action in April, 2004, seeking additional retirement benefits retroactive to the time of their individual retirement dates for a class of those retirees who elected survivorship options and who retired between 1983 and February 1, 2003, in the retirement plan administered by the Teachers Retirement System of Georgia (“TRS”). Plaintiff/Retirees alleged that TRS’ failure to use updated mortality tables resulted in miscalculations of monthly benefits and therefore additional monies are due to Plaintiffs for underpayment of benefits. The Plaintiff class numbers approximately 15,000. TRS was unsuccessful defending the case on the merits. The court in Plymel utilized a statute of limitations of six years, a pre-judgment rate of interest of 7% and a post-judgment interest rate equal to prime plus 3%. The Plaintiffs’ attorneys were awarded a fee equal to 25% of the total liability due to the class under the judgment. The total liability for TRS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $414,259,402 and, following a final payment in September, 2009, is paid in full. All payments made by TRS pursuant to this class action were paid from the assets of TRS.

William A. Willis, et at. v. Employees’ Retirement System of Georgia, et al., Fulton Superior Court Civil Action No. 2007-CV-128923, filed January 31, 2007, set forth against Employees’ Retirement System of Georgia (“ERS”) exactly the same issues as were presented in Plymel v. TRS. The parties having agreed that the Plymel rulings will apply in Willis as well, ERS conceded liability on the breach of contract claim in Willis. ERS has agreed, and the Court has accepted, that the parties will use the statute of limitations and interest rate figures used in the Plymel case. The total liability for ERS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $145,972,960. To date, ERS has made payments of approximately $31,309,000 in FY 2009, and approximately $43,500,000 on September 1, 2009, with approximately $71,164,000 liability outstanding and payable over time. All payments made by ERS pursuant to this class action are paid from the assets of ERS. The only remaining issue outstanding in Willis concerns application of an administrative rule that limits retirement benefits to 90% of the highest salary earned by the member while actively employed. This issue was scheduled to be heard before the court in September, 2009, but the hearing was postponed pending settlement discussions. A status conference was scheduled for January 21, 2010. The outcome of this issue is not anticipated to have an appreciable effect on the total liability amount.

Smitha Anderson v. PSERS, et al., Fulton Superior Court Civil Action No. 2008-CV-154757. This is another class action presenting the same issues as Willis and Plymel, set forth against the Public School Employees Retirement System (“PSERS”). The parties agreed to apply the same statute of imitations and interest rates determined in Willis and Plymel. The total liability for PSERS in this case for adjusted benefit payments and attorneys’ fees was finalized at $2,168,024. To date, PSERS has made payments of approximately $1,086,000, with approximately $1,082,000 liability outstanding and payable over time. All payments made by PSERS pursuant to this class action are paid from the assets of PSERS.

Georgia Power Company v. Graham, Fulton County Superior Court Civil Action File No. 2007-CV 137383 filed on or about July 24, 2007. This case arose from Georgia Power’s claim for the Port Tax Credit (the “Credit”) provided by O.C.G.A. § 48-7-40.15. Georgia Power asserts that its increase in imports through Georgia ports during the tax years 2002 through 2004 inclusive qualifies Georgia Power to receive a Credit based income tax refund. The total Credit claimed is in excess of $50 million, although the amount of refund for each taxable year is capped, with the excess Credit carrying forward to subsequent tax years. The Commissioner has answered the Complaint asserting that Georgia Power Company does not satisfy the statutory requirements to qualify for the Credit. Discovery in this case is complete and the parties have filed cross-motions for summary judgment. It is anticipated that oral argument on the cross-motions for summary judgment will be heard in January 2010.

Western Surety Company and Continental Casualty Company v. the State of Georgia, Department of Transportation, Heard County Superior Court Civil Action No. 08-v-l06. The plaintiff, Western Surety Company and Continental Casualty Company (“Western Surety”) was the surety company for Bruce Albea Company (“BAC”) on a Georgia Department of Transportation (“GDOT”) project. On June 29, 2007 BAC delivered a notice to GDOT advising that it was voluntarily abandoning the project. GDOT directed Western Surety to take over the work in accordance with the construction contract and Western Surety subsequently hired a completion contractor. Western Surety filed this action against GDOT on March 18, 2008, alleging three breach of contract causes of action, two related to price escalations of asphalt both prior to and subsequent to the original completion date, and the third alleging the failure to pay an outstanding contract balance in excess of $500,000 for work performed by the completion contractor. Western Surety also alleges a claim under the Prompt Payment Act. The case is currently in discovery. Plaintiffs have not stated a final claim amount but preliminary indications of potential damages sought are approximately $9,000,000.

Salary-Related Litigation: A state employee and certain teachers have brought separate law suits challenging steps the State has taken to manage expenditures relative to reduced revenues. In Stalling, et at. v. State of Georgia, et al., several school teachers contend that: (i) a statutory amendment making the payment of monetary incentives to teachers for achieving national certification “subject to appropriations” of funding for such incentive payments and (ii) any subsequent reductions in the appropriations are unconstitutional. In Estill, et al. v. State of Georgia, et al., a state employee seeks class certification and contends that state employees were entitled under state law to a general salary increase of 2 1/2% for the latter half of FY 2009 on the basis of initial appropriations (later reduced). Both cases are pending in the Superior Court of Fulton County and are in the initial stages of litigation. The State’s position is that the statute challenged in the Stalling case is constitutional; that the actions of the defendants in both cases were within their lawful authority, and that the plaintiffs in both cases are not entitled to any relief.

Citibank USA, N.A., et al. v. Bart L. Graham, Fulton County Superior Court, Case No.2007-CV-140161. This action was filed on September 20, 2007 and seeks a sales tax refund of $10,147,730 from the Department of Revenue. It involves a legal issue decided in the Department’s favor in Citibank USA, N.A., et al. v. Graham, Fulton County Superior Court, Case No. 2005-CV-109444, which was filed December 2, 2005 to obtain a $2,281,990 refund. Citibank’s application for discretionary appeal in the first lawsuit was denied by the Georgia Court of Appeals. The issues in second case are fully briefed, and we are awaiting a decision on the Department’s motion to dismiss.

Kenny A., et at. v. Sonny Perdue, Department of Human Resources, et al., United States Court of Appeals for the Eleventh Circuit, Nos. 06-15514, 06-15874. This was a class action lawsuit filed on behalf of 2,200 children in state custody asserting systemic deficiencies in foster care in Fulton and DeKalb counties. A Consent Decree was entered wherein the Department of Human Resources (“DHR”) agreed to make a number of specific system-wide management and infrastructure reforms. The District Court appointed two independent accountability agents to monitor DHR’s progress and awarded attorneys’ fees to the plaintiffs in the amount of $10.5 million. DHR appealed the award of attorneys’ fees to the Eleventh Circuit Court of Appeals. In July, 2008, the Court of Appeals affirmed the entire award. However, the majority opinion noted that the panel grudgingly affirmed the $4.5 million multiplier applied by the district court because they were bound by Eleventh Circuit precedent which may conflict with that of the United States Supreme Court. In light of the tone of the majority and concurring opinions, DHR filed a petition for rehearing en banc in the Eleventh Circuit which was denied on November 5, 2008. On April 6, 2009, the U.S. Supreme Court granted the State’s petition for certiorari on the award of attorney’s fees in this case, and oral argument was conducted before the Supreme Court on October 14, 2009. A decision in this case is not expected until mid-2010.

Buford Dam/Lake Lanier Water Litigation: The State is involved in multi-district litigation in the United States District Court for the Middle District of Florida which includes several cases involving the operation of Buford Dam and Lake Lanier. In 1946, the U.S. Congress authorized and funded the construction of the Buford Dam, and granted the U.S. Army Corps of Engineers (the “Corps”) authority to operate Buford Dam and the resulting reservoir, Lake Lanier. Water supply was declared to be an incidental purpose of the project. Construction on the dam commenced in 1950 and lasted approximately six years. In 1958, the U.S. Congress enacted the Water Supply Act of 1958, which allowed the Corps to use its reservoir projects for municipal water supply subject to certain restrictions. During the 1970’s the Corps began to enter into water supply contracts with certain Georgia municipalities allocating water from Lake Lanier storage for local water supply. The Corps took the position that this was an appropriate use. However, when Atlanta and other surrounding communities sought additional water in the late 1980’s, the Corps prepared a draft post authorization change report as part of the process of granting the request. Subsequently, Alabama initiated litigation against the Corps in the United States District Court for the Northern District of Alabama, in which Florida and Georgia intervened.

Following almost twenty years of litigation and negotiations involving the use of water among various private entities and governmental entities in Georgia, Alabama, and Florida, multiple cases involving the use of the waters of the Apalachicola-Chattahoochee-Flint River Basin were referred to the United States District Court for the Middle District of Florida (the “District Court”), sitting as a multi-district litigation court, for resolution. The main components of such litigation are: (1) a case involving the rights of Georgia municipalities to use water from Lake Lanier (the “Georgia I” case); (2) a case involving the right of the Southeastern Federal Power Customers Association to be compensated for loss of hydroelectric power production due to the increasing use of water from Lake Lanier by Georgia municipalities; and (3) a case dealing with the quantity of water that the Corps should release from Lake Lanier to support the habitat of certain endangered species in the Apalachicola River in Florida in purported violation of the Endangered Species Act (the “ESA Litigation”). The ESA Litigation is in the early stages.

On July 17, 2009, the District Court issued an order making the following findings in the Georgia I case (the “Georgia I Order”): (1) water supply is not an authorized purpose of Lake Lanier, i.e., the lake was not built to provide for water supplies to municipalities in Georgia; (2) the quantity of water usage that would be authorized under a 1989 draft post authorization change in use report prepared by the Corps would require approval by the U.S. Congress; (3) the present level of water usage from Lake Lanier by Georgia municipalities violates the Federal Water Supply Act of 1958 and therefore is not authorized; and (4) the request by Georgia to the Corps, made in 2000, for additional water from Lake Lanier, would also violate the Federal Water Supply Act of 1958, and would be unauthorized. The Georgia I Order allows Georgia municipalities to continue using water from Lake Lanier for three years at current water usage levels in order to achieve a Congressional or other settlement, after which water usage from Lake Lanier (in the form of withdrawals from the lake and releases for downstream withdrawal) must revert to the “baseline” operation of the mid-1970’s, with an exception for withdrawal of 10 million gallons of water per day for the cities of Buford and Gainesville, Georgia. The State has filed a notice of appeal and has also requested that the District Court enter final judgment in Georgia I on the theory that all issues in such case are resolved. The District Court has declined the State’s request for the entry of final judgment. Alabama and Florida, as opposing parties, contend that the Georgia I Order is not appealable and have asked the Eleventh Circuit Court of Appeals to dismiss Georgia’s appeal.

Maryland

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Maryland Intermediate Municipal Bond Fund’s policy of concentrating its investments in Maryland issuers. This information supplements the information in the prospectus. This information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of the State of Maryland (“Maryland” or the “State”) and other sources that are generally available to investors as of July 15, 2010. While generally believed to be accurate, we have not independently verified the information in this summary and will not be updating it during the year. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

Unless stated otherwise, the ratings indicated are for obligations of the State and are current as of July 15, 2010; there can be no assurance that these ratings will not change. Bonds issued by Maryland’s political subdivisions and other issuers of tax-exempt bonds may have different ratings which are unrelated to the ratings assigned to State bonds. Similarly, conduit bonds issued for private borrowers have ratings which are unrelated to the ratings assigned to State bonds.

Maryland and its economy. According to the 2000 Census, Maryland’s population on April 1 of that year was 5,296,486, an increase of 10.8% from the 1990 Census. Maryland’s population is concentrated in urban areas. Approximately 87.0% of Maryland’s population lives in the densely populated Baltimore-Washington region. Per capita income in 2009 was $48,285 in Maryland, compared to the national average of $39,138 in that year. Per capita income in Maryland increased at an annual rate of 0.3% in 2009, higher than the national decline of 2.6%.

Maryland’s economy is more reliant on the service and government sectors than the nation as a whole, while the manufacturing sector is much less significant in Maryland than it is nationwide. As one of the wealthier states, in Maryland a greater share of personal income is derived from dividends, interest and rent, and a lesser share comes from transfer payments. Maryland’s economy is also particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2009 was 10.5% for Maryland residents, compared to 4.1% nationwide. Maryland’s unemployment rate has been lower than the rest of the country for the past ten years, while the labor force in Maryland has grown more slowly than the rest of the country in seven of the last ten years. In 2009, the unemployment rate in Maryland was 7.0%, as compared to a national unemployment rate of 9.3%. In May 2010 these rates had increased to 7.2% in Maryland and 9.7% in the United States as a result of the ongoing economic downturn.

State fiscal information. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland’s fiscal year 2009 ended with a $87.2 million general fund balance on a budgetary basis, reflecting a $349.9 million decrease compared to the balance projected at the time the fiscal year 2010 budget was enacted. In addition, there was a balance of $691.8 million in the Revenue Stabilization Account of the State Reserve Fund. The Revenue Stabilization Account of the State Reserve Fund provides financial support for future needs of the State and is intended to reduce the need for future tax and other revenue increases. However, the State can move funds in the Revenue Stabilization Account to cover other areas of its budget, and has done so recently. As described below, over the last few years the State has used reserve funds to pay for operating shortfalls. General fund revenues on a budgetary basis realized in the State’s fiscal year 2009 were below estimates by $356.4 million, or 2.7%. On a GAAP basis, the fiscal year 2009 reserved general fund balance was $1,363.0 million, while the unreserved, designated and undesignated, fund balances were $146.9 million and $0.0 million, respectively; these balances compare to the reserved general fund balance of $1,388.2 million, and unreserved, designated and undesignated, fund balances of $538.0 million and $959.4 million, respectively, at the end of fiscal year 2008.

2010 budget. On April 13, 2009, the General Assembly approved the budget for fiscal year 2010. The fiscal year 2010 budget included, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,736.3 million in aid to local governments from general funds reflecting full funding of the Thornton public school assistance program; and (3) deficiency appropriations of $273.0 million for fiscal year 2009, including a reduction of $364.9 million in the Department of Health and Mental Hygiene primarily in Medicaid due to the availability of federal stimulus funds as further described below.

As part of the fiscal year 2010 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2009 (the “2009 Act”), which provided for transfers to the General Fund in fiscal year 2010 of $216.3 million, including $31.0 million of transfer tax revenues and $161.9 million from the local share of highway user revenues. The 2009 Act and other legislative actions cumulatively decreased fiscal year 2010 revenues by $24.8 million.

Reductions to required fiscal year 2010 general fund appropriations included $34.0 million in aid to community colleges; $24.0 million due to modifications in the local jail reimbursement program; $16.1 million representing a decrease in the State share (from 80% to 70%) of the cost of placing students with special needs in non-public establishments; and $11.8 million reflecting the elimination of a State match of employee contributions to the deferred compensation plan. The fiscal year 2010 budget did not include funds for any employee cost of living adjustment or merit increases. State aid to primary and secondary schools included $10.8 million in Education Trust Fund revenues generated through anticipated licensing fees for Video Lottery Terminals and $297.3 million in State Fiscal Stabilization Funds authorized by the American Recovery and Reimbursement Act of 2009 (“ARRA”). The fiscal year 2010 budget also included $660.0 million in additional federal funds for the Medicaid program resulting from increased federal funding authorized by ARRA.

The fiscal year 2010 budget included $139.9 million for the Revenue Stabilization Account of the State Reserve Fund. The required certain payment of $63.0 million from the Dedicated Purpose Account to the Maryland Transportation Authority for certain transportation projects was reduced and funded with general obligation bonds instead. Transfers from the State Reserve Fund to the general fund totaled $210.0 million in fiscal year 2010.

Subsequent Events – fiscal year 2010. In order to close emerging gaps between anticipated revenues and budgeted expenditures, the Governor proposed, and the Board of Public Works approved, general fund budget reductions of $205.3 million on July 22, 2009, $223.3 million on August 26, 2009 and $102.8 million on November 18, 2009.

As part of the fiscal year 2011 budget plan discussed below, the General Assembly enacted the Budget Reconciliation and Financing Act of 2010 (the “2010 Act”), legislation that authorizes various funding changes resulting in increased general fund revenues and decreased general fund appropriations. The 2010 Act authorized transfers to the general fund in fiscal year 2010 of $317.4 million from various special fund balances, including $136.2 million from a highway user revenue account and $133.3 million from the University System of Maryland. An additional $330.1 million in unexpended capital program balances were authorized for transfer to the general fund, including $103.1 million from the local jurisdictions’ share of certain park improvement funds. The 2010 Act and other legislative actions cumulatively increase fiscal year 2010 general fund revenues by $58.8 million. As of July 15, 2010, the State estimated that the general fund balance on a budgetary basis at June 30, 2010 would be $153.8 million. In addition, the State estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund would be $612.1 million at June 30, 2010, equal to 4.8% of estimated general fund revenues.

2011 Budget. On April 12, 2010, the General Assembly enacted the budget for fiscal year 2011. The fiscal year 2011 budget includes, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,741.6 million in aid to local governments from general funds; (3) $15.0 million to the State Reserve Fund; and (4) deficiency appropriations of $195.8 million for fiscal year 2010, including $108.9 million for Medicaid and $39.3 million for public education. The fiscal year 2011 budget does not include funds for any employee cost of living adjustment, merit increases, nor a match for contributions to deferred compensation.

As part of the fiscal year 2011 budget plan, the General Assembly enacted the 2010 Act, which increases fiscal year 2011 general fund revenues by $35.5 million, including $22.1 million by diverting to the general fund a portion of sales taxes and motor fuel taxes from the Chesapeake Bay 2010 Fund, $11.0 million resulting from changes in the allocation of interest earnings that otherwise would be retained in special funds accounts, and $2.4 million in admissions and amusement tax attributable to the cultural arts. The fiscal year 2011 budget also includes net general fund revenue increases of $9.2 million from various sources. The 2010 Act authorizes transfers to the general fund in fiscal year 2011 of $22.3 million, including $11.7 million from the University System of Maryland and $6.0 million in furlough-related savings from various special funds. The 2010 Act also authorizes transfers to the general fund totaling $111.7 million from capital-related special fund balances, including $45.0 million from the Bay Restoration Fund and $54.0 million in transfer tax revenues.

State aid to primary and secondary schools includes $114.0 million in Education Trust Fund revenues generated through $60.0 million in anticipated revenue from Video Lottery Terminals and $54.0 million in gaming licensing fees. The 2011 budget also includes $389.0 million in additional federal funds for the Medicaid program. The State has indicated that it anticipates federal legislation extending the enhanced federal Medicaid match provisions originally authorized by ARRA; at this time, this legislation has not been enacted.

The fiscal year 2011 budget includes $15.0 million for the State Reserve Fund in the Dedicated Purpose Account for distribution to the Department of Health and Mental Hygiene for the Prince George’s County Health Care System. The fiscal year 2011 budget also eliminates operating funds for certain road improvements, which will be funded in fiscal year 2011 by general obligation bonds instead. No transfers from the State Reserve Fund to the general fund are planned in fiscal year 2011.

As of July 15, 2010, the State projected the general fund balance on a budgetary basis at June 30, 2011 to be $203.9 million. In addition, the State projected the balance in the Revenue Stabilization Account of the State Reserve Fund to be $630.7 million at June 30, 2011, equal to 4.8% of estimated general fund revenues.

Federal stimulus funding. ARRA provides support for the states, including the State, by funding infrastructure, education programs, human services programs, and providing discretionary funds. ARRA provides over $4.5 billion in formula funding to Maryland governments. ARRA grants to Maryland provide $421.7 million for educational programs, $765.2 million for infrastructure programs, and $477.7 million for other programs. ARRA also includes $101.8 million in grants to local governments and aid organizations that are not appropriated in the State budget. These funds will be distributed directly to the local governments and aid organizations.

ARRA also provides federal grants for which State and local governments must compete, including grants to support law enforcement, habitat conservation, and the arts. It is uncertain how much of these funds the State or Maryland local governments will receive and, accordingly, they are not included in ARRA estimates for Maryland.

ARRA’s most significant impact for Maryland is the $2.9 billion that can support State general fund commitments. These funds support Medicaid, education, and discretionary State spending; the funds are used in the place of general funds to sustain State funding from fiscal years 2009 to 2011. When the funds are no longer available, the State and other Maryland local government will need to replace the funds or reduce spending. ARRA also permits 18.2% of the Fiscal Stabilization funds to support general government services; these funds, which total $160.1 million, have been applied $1.5 million in fiscal year 2009, $79.6 million to 2010 and the remaining $79.0 million is included in the fiscal year 2011 budget.

Other fiscal challenges facing Maryland. The State also has a substantial unfunded actuarial liability, estimated to be approximately $18.4 billion as of June 30, 2009, or 172.2% of payroll, on the pension plans guaranteed by the State. Other retirement programs administered by the State also are experiencing material shortfalls, as are the retirement programs of the City of Baltimore. In addition, after several years of analysis of the State’s other post-employment benefit (“OPEB”) liabilities, the State has determined that the State’s unfunded actuarial accrued liability for OPEB liabilities was $15.5 billion as of June 30, 2009; the amount held in trust to pay OPEB liabilities was $174.3 million as of that date. A commission formed in 2006 to develop a plan with respect to the State’s OPEB liabilities reported in an Interim Report released in December 2008 that, in its view, Maryland cannot sustain the current level of retiree health benefits. The commission is continuing to explore options for redesigning retired health benefits and/or the way the State pays for them to arrive at a solution that is both fiscally sound and fair to current and retired State employees.

State-level municipal obligations. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland’s Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. In its fiscal year 2009 capital program, 49% of the new general obligations bond authorizations represent financing of State-owned capital facilities and State programs, 50% represent financing of capital improvements owned by local governmental units, and 1% represent financing of capital improvements owned by non-profit or other private entities. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. The State has projected to have approximately $9,695.1 billion of State tax-supported debt outstanding as of July 31, 2010.

The State’s public indebtedness can be generally divided into the following categories:

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The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects, including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State’s real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State’s general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 15, 2010, the State’s general obligation bonds were rated AAA by Fitch, Aaa by Moody’s Investors Service, Inc., and AAA by Standard & Poor’s. We cannot assure you that such ratings will be maintained in the future.

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The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues generated from the financed facilities, including an expansion to BWI airport, rail transportation facilities, highways and other transportation facilities. Holders of these bonds are not entitled to look to any other sources of payment. The 2009 General Assembly established a maximum outstanding principal amount of $661.8 million as of June 30, 2010, for all nontraditional debt of the Maryland Department of Transportation. Nontraditional debt outstanding is defined as any debt instrument that is not a consolidated transportation bond or Grant Anticipation Revenue Vehicle (“GARVEE”) Bond; such debt includes, but is not limited to, certificates of participation (documented by conditional purchase agreements), debt backed by customer facility charges, passenger facility charges, or other revenues, and debt issued by Maryland Economic Development Corporation (“MEDCO”) or any other third party on behalf of the Maryland Department of Transportation. As of March 31, 2010, the outstanding principal amount of such nontraditional debt was $671.4 million and is projected to be $661.8 million at June 30, 2010.

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The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums, convention centers and recreational facilities payable primarily from lease rentals, sports lottery and other revenues. At March 31, 2010, the principal amount of outstanding Maryland Stadium Authority bonds and capital leases was $249.7 million.

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Certain other State units, such as Maryland’s university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority, like the Maryland Department of Transportation, has issued bonds which are payable solely from collections from airline travel; declines in air traffic at BWI airport could impede repayment of such bonds.

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During the 2004 General Session, the General Assembly created the Bay Restoration Fund to be managed by the Maryland Water Quality Financing Administration. The Bay Restoration Fund receives a mandatory fee of $30 per year per equivalent dwelling unit from users of sewerage systems in Maryland, as well as $30 per year from septic system users. The Bay Restoration Fund sewer fee generated $53.3 million in revenue (cash basis) during fiscal year 2009. Future sewer fee revenues are projected at approximately $55.0 million per year. The sewer fee revenues are pledged, to the extent necessary, as security for revenue bonds issued by the Maryland Water Quality Financing Administration, the proceeds of which will be applied primarily to provide grant funds to upgrade wastewater treatment plants with enhanced nutrient removal technology. The first $50 million of Bay Restoration Revenue Bonds were issued on June 25, 2008. Between 2010 and 2012, the Maryland Water Quality Financing Administration expects to issue an additional $480.0 million in Bay Restoration Revenue Bonds. A fiscal year 2010 transfer of $155.0 million and a fiscal year 2011 transfer of $45.0 million from the Bay Restoration Fund to the general fund will not affect the security or issuance of these bonds.

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The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government’s taxing power is pledged but are ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due on such obligations. Such arrangements generally contain “non-appropriation” clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government cannot be held contractually liable for the payments. As of June 30, 2010 the total of such financings outstanding was $210.6 million.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes.

Other issuers of municipal bonds. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through bond insurance or other credit enhancement. Over the last several years, however, repeated downgrades of the ratings of bond insurers have resulted in substantially lower ratings on these bonds. Additionally, most issuers within Maryland have received lower ratings than the State.

Many of Maryland’s counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services in the District of Columbia area, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue bonds. Many of the municipal corporations in Maryland have also issued bonds. In addition, all Maryland localities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers and the revenues pledged to the repayment of the bonds.

Local governments in Maryland receive substantial aid from the State for a variety of programs, including education costs and discretionary grants. However, cuts in State aid to local governments, lower tax and other receipts and the overall economic situation have required some Maryland counties and municipalities to find creative sources of revenue and to cut services and expenditures. The ongoing budget shortfalls at the State level, as well as other future events, might require further reductions in, or the discontinuation of, some or all State aid payments to local governments. Cutbacks in State aid and reductions in other local revenues are adversely affecting local economies.

Risks and uncertainties. Generally, the primary default risk associated with government obligations is the nonpayment of taxes or other revenues supporting the debt. In addition, certain debt obligations in the Fund may be obligations of issuers other than the State, such as those listed above. Although the State has received the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay their obligations. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may consist of obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since any decline in that one industry could impede repayment. Finally, the economic environment has had and continues to have a substantial impact on the bond markets. The State, its political subdivisions and other conduit borrowers regularly issue bonds to fund capital projects. Since the credit crisis began, interest rates on some financings have increased and other financing sources have dried up. As a result, some local governments and other borrowers have experienced increased borrowing costs or cash flow difficulties.

As described above, State and local revenues have been reduced due, at least in part, to the current economic environment. Substantial losses in the job market, considerable declines in individual and business income taxes and transfer and other ad valorem property taxes, coupled with reduced consumer and business expenditures have already impacted State and local revenues and are likely to continue to do so for some time. The cumulative effect of the ongoing market uncertainty and the economy makes the economic outlook of the State, its political subdivisions and other borrowers challenging and at the same time, difficult to predict. While Maryland’s economy is unusually dependent on the federal government because a large percentage of Maryland residents are employed either by the federal government or in companies working with the federal government, other sectors of Maryland’s economy are experiencing the same difficulties as in the rest of the nation. Additionally, funds received by the State and any localities under ARRA are only temporarily available to support general fund commitments. Maryland and its local governments will need to decrease spending, cut employment, raise taxes and take other measures to balance their budgets for several years.

The impact of State budget cuts places an additional burden on local governments. The City of Baltimore and other political subdivisions and municipalities, many of which were already experiencing fiscal pressures due to general economic conditions and other factors, are themselves experiencing lower revenues due to lower income tax and property transfer tax revenues. Many of these local governments depend on State aid, and cutbacks in such aid as a result of the State’s own financial issues is adversely affecting local budgets.

Finally, the ongoing economic environment and credit crisis could affect the cash flow and ability of many conduit borrowers on bonds to service the debt service payments on their bonds; many of these entities may be unable to raise revenues due to weak consumer demand or other factors or may be experiencing higher costs (e.g., increased charity care), so the combination of higher interest rates, lack of access to capital and lower revenues or higher expenses could result in defaults on these conduit obligations. Similarly, reductions in State aid (e.g. to private educational and social or health institutions) may affect the budget of private borrowers.

North Carolina

State Economy

According to 2008 U.S. Census Bureau estimates, the State of North Carolina (“North Carolina” or the “State”) is the tenth most populous state, with a population greater than 9.2 million people. Its economy is a combination of manufacturing, agriculture, services and tourism. There is also a significant military presence in North Carolina, contributing almost 7% of the gross state product, according to a 2008 study by the North Carolina Department of Commerce.

The State is transitioning from an economy based mainly in agriculture and manufacturing (e.g. furniture and textiles) to a services and goods based economy. Greater than 50% of North Carolina’s labor force is employed in one of four industry sectors: health care and societal assistance, retail trade, manufacturing and educational services. However, the manufacturing slowdown continues to be felt in North Carolina. Manufacturing employment, which currently constitutes approximately 11.5% of total employment, has decreased significantly from 2003, when it constituted approximately 16% of total employment. While North Carolina remains the national leader in textile employment, job losses in the industry, which have been mounting for decades, are expected to continue. Nationwide, employment in the textile industry is expected to decline by 35% through the year 2016.

The national and global economic downturn has had a negative impact on North Carolina’s economy. North Carolina’s labor market has contracted significantly since January 2008, with the unemployment rate rising from 5.0% in January 2008 to 10.8% in April 2010. During the same period, total employment (as reported by the Employment Security Commission of North Carolina) decreased by over 251,000 jobs or 5.8%. The unemployment rate in April 2010 was the nation’s fourteenth highest and is slightly below the State’s highest recorded unemployment rate since the State began keeping seasonally adjusted data in 1976 (11.2% in February 2010). The unemployment rate is predicted to peak in 2010, followed by a decrease to approximately 9.0% in 2011. The education and health services sector, which is projected to expand 2.5% over the next several years, will likely lead the growth in employment, while construction and manufacturing will likely suffer longer than other industry sectors.

State Budget

The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the period plus any surplus remaining in the State Treasury at the beginning of the period. The State’s budget is originally proposed by the Governor (the “Governor’s Recommended Budget”) in odd-numbered years. The Governor’s Recommended Budget is a biennial budget covering the two fiscal years starting July 1 of the year in which it is first proposed, and ending June 30 of the second year thereafter. The North Carolina General Assembly (the “General Assembly”), which has final authority to approve the State’s budget, considers the Governor’s Recommended Budget during its long session, held in odd-numbered years, making changes as it sees fit. The final budget must be ratified by both houses of the General Assembly and either signed into law by the Governor or, if the Governor vetoes the bill, overridden by a 3/5 vote of the General Assembly. During its short session, held in even-numbered years, the General Assembly has the power to adjust the certified budget for the second year of the biennium, based on revenues collected and economic and other considerations. The biennial budget for fiscal years 2009-2010 and 2010-2011 was ratified by the General Assembly on August 5, 2009 and signed into law by the Governor on August 7, 2009 (the “Certified Budget”).

The Certified Budget included revenue adjustments and significant revisions to the State’s tax structure, together expected to generate approximately $3 billion in additional revenue over the biennium. The majority of this additional revenue was expected to come from various changes to the State’s tax laws, including a temporary increase in the sales tax rate, temporary surtaxes on individual and corporate income, a slight broadening of the sales tax base, and an increased excise tax on tobacco and alcohol sales. The additional revenue available during the biennium, consisting in large part of these changes in tax laws, totaled $1.4 billion in fiscal year 2009-10 and $1.5 billion in fiscal year 2010-11.

On April 13, 2010, the Fiscal Research Division of the General Assembly released its memorandum on the revised consensus revenue forecast for the remainder of the biennium. The consensus forecast represents a revenue forecast agreed upon by the Fiscal Research Division and the North Carolina Office of State Budget and Management and provides one basis upon which the General Assembly makes adjustments to the Certified Budget during its short session. According to the consensus forecast, the revenues for 2009-2010 are expected to fall short of the Certified Budget’s forecast by $391 million. The shortfall for 2010-2011 is even more severe, with revenues forecast to be $788 million less than anticipated in the Certified Budget.

On June 30, 2010, the General Assembly ratified, and the Governor signed into law, a bill adjusting the second year of the Certified Budget, making changes to the fiscal year 2010-2011 appropriations and revenues. The fiscal year 2010-2011 adjustment combines reductions in spending across a number of State departments and agencies with adjustments to revenue, in order to close the projected revenue gap and balance the budget, as required by the North Carolina Constitution.

Financial Report

On June 15, 2010, the Office of the State Controller released its General Fund Monthly Financial Report for the period ended May 31, 2010. The General Fund had a negative balance in unreserved funds of $18.4 million, compared to a negative balance of $344.8 million as of May 31, 2009. For May 2010, North Carolina’s tax revenues, net of refunds, increased by $115.9 million, or 11.6%, compared to May 2009. For the year to date through May 31, 2010, net tax revenues reflected an increase of $644.7 million, or 4.2%. For the year to date through May 31, 2010, investment earnings declined from the same time period in 2009 by $75.6 million, or 67%, due to lower rates of return on investment and lower cash availability for investment.

Litigation

The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

In Hoke County, et al, v. State of North Carolina and State Board of Education, students and the boards of education in five North Carolina counties sought a declaration that the public school system of North Carolina, by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various public education statutes, violates the North Carolina Constitution. After its motion to dismiss was denied, the State appealed, and the North Carolina Supreme Court held that North Carolina’s funding system for public education does not unlawfully discriminate against low wealth counties. However, the court held that the North Carolina Constitution guarantees every child the opportunity to obtain a sound basic education and remanded the case for trial. On October 26, 2000, the trial court held that at-risk children in North

Carolina are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education and the “sound basic education” mandated by the North Carolina Supreme Court. On March 26, 2001, the trial court ordered all parties to determine why certain school systems were succeeding without additional funding. The court re-opened the trial, in the fall of 2001, to call additional witnesses, resulting in the trial court directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The North Carolina Supreme Court affirmed the trial court, with the exception of the requirement for pre-kindergarten educational programs. The State is currently taking steps to respond to the court’s directives. The amount of resources which may ultimately be required is not yet known but, according to the Office of the State Controller’s Comprehensive Annual Financial Report for the fiscal year ended June 30, 2009, could exceed $100 million.

In N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al., plaintiffs (including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties) requested a declaration that certain payments to state administrative agencies are civil penalties which, under the North Carolina Constitution, must be paid to the schools. On December 14, 2001, the trial court granted summary judgment in favor of the plaintiffs, holding that the funds are civil fines or penalties required by the North Carolina Constitution to be paid to the public schools in the county where the violation occurred. The case was appealed, and the decision of the North Carolina Court of Appeals was substantially favorable to the State. The North Carolina Supreme Court reversed, holding that a majority of the funds in dispute are civil penalties required to be paid for the benefit of public schools. On August 8, 2008 the trial court entered judgment in favor of the plaintiffs for approximately $750 million. However, the court acknowledged that the judicial branch cannot force the State to satisfy the judgment and that any decision to do so must be made by the General Assembly.

North Carolina and seven other southeastern states are members of the Southeast Interstate Low-level Radioactive Waste Management Compact (the “Compact”) to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. The responsibility for developing the first disposal site was assigned to North Carolina, which, according to certain members of the Compact and the commission which administers the Compact (the “Commission”), did not actively pursue the permitting and development of the proposed site. After North Carolina withdrew from the Compact in 1999, the other members of the Compact and the Commission demanded the repayment, with interest, of $80 million expended on the permitting, plus $10 million of future lost income, interest and attorneys’ fees. On August 5, 2002 the Commission and four member states filed a motion requesting the United States Supreme Court to hear the claim, which the Court accepted on June 16, 2003. North Carolina’s motion to dismiss was denied on November 17, 2003. The Court appointed a Special Master, which heard oral arguments on motions filed by both sides and issued his “Preliminary Report” and his “Second Report” on April 2, 2009. In his reports, the Special Master recommended, among other things, that the Court dismiss the claims seeking monetary sanctions and enter partial summary judgment finding that North Carolina did not breach the Compact by withdrawing. North Carolina and the plaintiffs filed a total of nine exceptions to the Special Master’s reports. The United States Supreme Court rejected all nine exceptions, adopting the recommendations of the Special Master, with the effect of terminating the plaintiffs’ statutory and contractual claims. However, in rejecting North Carolina’s exceptions to the Special Master’s report, the Court allowed further briefing and argument on the plaintiffs’ equitable claims (unjust enrichment, promissory estoppel, and money had and received).

In Goldston v. State of North Carolina, plaintiffs demanded the return to the Highway Trust Fund of funds transferred from the Highway Trust Fund to the General Fund to balance the state budget. The suit alleges that the transfer of funds constitutes a borrowing by the State and is unlawful and unconstitutional. The plaintiffs requested a declaration that taxes collected for the Highway Trust Fund cannot be used for other purposes. The trial court granted summary judgment for the State on all issues. On September 20, 2005, the North Carolina Court of Appeals upheld the trial court’s order. The North Carolina Supreme Court, in an opinion filed December 15, 2006, reversed the Court of Appeals, concluding that plaintiffs have standing to pursue their claims. The trial court, on March 7, 2008, again granted summary judgment in favor of the State, and again plaintiffs appealed. The North Carolina Court of Appeals, on September 15, 2009, held that, while the transfer by the General Assembly of $125 million from the Highway Trust Fund to the General Fund was permitted, the transfer of $80 million by the Governor exceeded his constitutional authority under the North Carolina Constitution. Both sides filed respective notices of appeal with the North Carolina Supreme Court. The plaintiffs’ notice of appeal was dismissed by the court on January 28, 2010. As of this writing, the court is yet to rule on the State’s notice of appeal.

On April 20, 2006, the State filed a motion for declaratory order against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company, in State of North Carolina v. Philip Morris, USA Inc., et al. The motion sought a declaration, among other things, that in 2003, North Carolina continuously had a “Qualifying Statute” in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the Tobacco Master Settlement Agreement (the “MSA”), the agreement by which the largest tobacco companies make payments to various states, including North Carolina, to compensate them for smoking-related illnesses amongst their citizens. If North Carolina were not to prevail in the diligent enforcement litigation, the State may be unable to recover a portion of that year’s MSA payment. On December 4, 2006, the trial court allowed the defendants’ motion to compel arbitration of these issues. The North Carolina Court of Appeals affirmed the trial court. On March 19, 2009, the State’s appeal to the North Carolina Supreme Court was denied. The State will therefore now be required to participate in a national arbitration process with the tobacco companies and 47 other MSA states and territories, the courts of which have considered similar litigation and concluded that the issues must be arbitrated.

The Adviser believes that the information summarized above describes the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of the Department of the State Treasurer of North Carolina, financial reports from the Office of the State Controller of North Carolina, other publicly available documents and oral statements from various State agencies and individuals. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

South Carolina

The South Carolina (State) Constitution mandates a balanced budget. If a deficit appears likely, the State Budget and Control Board, composed of the Governor, the State Treasurer, the State Comptroller General, the Chairman of the Senate Finance Committee, and the Chairman of the House Ways and Means Committee, must take action to avoid a fiscal year-end deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

By statute, the State General Assembly has provided that if monies in the Capital Reserve Fund and General Reserve Fund are insufficient to balance the Budgetary General Fund, the State Budget and Control Board is authorized to borrow the amount needed to balance the Budgetary General Fund from any department of State government with a surplus to the credit of the State department on hand in the Office of the State Treasurer. Amounts borrowed must be repaid from the General Fund no later than June 30th of the following fiscal year.

The State Constitution limits annual increases in the State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth rate of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits of State government. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenue for the latest completed fiscal year.

The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations.

After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must lapse and be credited to the General Fund.

Fiscal Year Ended June 30, 2009

The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ended June 30, 2009 was $7,246.4 million, and the appropriation act estimate as enacted by the General Assembly was $6,735.7 million. On July 21, 2008, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $7,106.4 million, a decrease of $140.0 million, and a 1.9% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on August 12, 2008 reduced the State’s Capital Reserve Fund of $133.2 million as required by the State Constitution and the State’s fiscal year 2008-09 Appropriation Act. Reduction of the Capital Reserve Fund reduces appropriations to the Capital Reserve Fund to the extent necessary to avoid mandatory reductions in operating appropriations. Additionally, the State Budget and Control Board mandated an across the board reduction of General Fund appropriations of 3% for all agencies except where prohibited by proviso and approved a 3% reduction of the Local Government Fund. Additionally, certain agency appropriations lapsed as a result of suspension of a provision that, in some years, has allowed agencies to carry forward to the next fiscal year up to 10% of their unexpended appropriations. This provision was automatically suspended for the fiscal year because of reduction of the Capital Reserve Fund. On October 8, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,692.4 million, a decrease of $414 million, and a 7.6% reduction to its original fiscal year 2008-09 estimate.

On October 20, 2008, the South Carolina General Assembly reconvened to amend the general appropriations act for fiscal year 2008-09, enact targeted reductions in General Fund appropriations, suspend actions of the State Budget and Control Board described above that mandated the across board reduction of General Fund appropriations and the reduction to the Local Government Fund, and validate and confirm use of the Capital Reserve Fund to offset the revenue shortfall for fiscal year 2008-09. These amendments to the 2008-09 appropriations act totaled expenditure reductions of $621.1 million, consisting of $487.9 million in targeted reductions and the $133.2 million reduction of the Capital Reserve Fund described above. On November 7, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,557.4 million, a decrease of $135.0 million, and a 9.5% reduction to its original fiscal year 2008-09 estimate. On December 10, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,327.7 million, a decrease of $229.7 million, and a 12.7% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on December 11, 2008 mandated an across the board reduction of General Fund appropriations of 7% for all agencies except where prohibited by proviso and approved a 7% reduction of the Local Government Fund. On March 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,263.3 million, a decrease of $64.4 million, and a 13.6% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on March 18, 2009 mandated an across the board reduction of General Fund appropriations of 2% for all agencies except where prohibited by proviso. On June 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,171.3 million, a decrease of $92.0 million, and a 14.8% reduction to its original fiscal year 2008-2009 estimate.

On August 14, 2009, the state’s Comptroller General reported that the state completed the 2008-09 fiscal year with a net budgetary general fund deficit of $339.5 million. Accordingly, $133.2 million of the 2008-09 Capital Reserve Fund and $108.1 million of the General Reserve Fund were applied to offset the budgetary deficit. Despite these offsets, the state completed the 2008-09 fiscal year with a $98.2 million net budgetary general fund deficit following application of reserves. In response, the State Budget and Control Board at its meeting on September 3, 2009, acting pursuant to the South Carolina Code of Laws, approved a borrowing in the amount of $98,216,617, the amount needed to balance the budgetary General Fund. The borrowing was effected from surplus funds that are held in the General Deposit Account within the custody of the State Treasurer, and must be repaid on or before June 30, 2011 from the fiscal year 2010-11 General Fund.

The General Reserve Fund balance at the beginning of fiscal year 2008-09 was $95.1 million and was increased during fiscal year 2008-09 by $13.0 million. Following a $108.1 million withdrawal at year-end 2009, net of an increase during fiscal year 2009-10 by $63.9 million, the reserve was funded at $63.9 million during fiscal year 2009-10. In accordance with the State Constitution, the General Reserve Fund must be restored within three years to its full-funding amount of 3% of the State’s Budgetary General Fund revenues for the latest completed fiscal year. The State’s audited Comprehensive Annual Financial Report for fiscal year ended June 30, 2009 can be found at http://www.cg.state.sc.us.

Fiscal Year Ending June 30, 2010

The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2010 was $6,070.6 million, and the appropriation act estimate as enacted by the General Assembly was $5,714.0 million. On June 11, 2009, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,950.6 million, a decrease of $120.0 million, and a 2.0% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on June 29, 2009 reduced the State’s Capital Reserve Fund of $120.0 million (effective July 1, 2009 with subsequent ratification at its next meeting) as required by the State Constitution and the State’s fiscal year 2009-10 Appropriation Act. On July 16, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,742.3 million, a decrease of $208.3 million, and a 5.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on September 3, 2009 reduced the remaining balance in the Capital Reserve Fund of $7.8 million and mandated an across the board reduction of general fund appropriations of 4.04% for all agencies except where prohibited by proviso or statue. On November 10, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,620.0 million, a decrease of $122.3 million, and a 7.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on December 15, 2009 mandated an across the board reduction of General Fund appropriations of 5.0% for all agencies except where prohibited by proviso or statute. The action taken by the State Budget and Control Board on December 15, 2009 included consideration for the $122.3 million revenue revision adopted by the Board of Economic Advisors on November 10, 2009, and an additional $98.2 million necessary to avoid a year-end deficit in fiscal year 2009-10 that arose as a consequence of the previously described deficiency in the budgetary General Fund when closing the books on June 30, 2009. On April 14, 2010, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,559.9 million, a decrease of $60.1 million, and a 8.4% reduction to its original fiscal year 2009-10 estimate.

Through June 30, 2010, total General Fund revenue collections year to date exceeded the fiscal year 2009-10 revised revenue plan adopted on April 14, 2010 by $134.7 million or 2.5%, and were under prior year collections for the same period by $337.1 million or 5.8%.

State’s Economy

The State’s economy was predominantly dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950’s, the State’s economy has undergone a gradual transition to other activities.

Real Gross Domestic Product. At December 31, 2008, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (20%), and manufacturing sectors (18%), followed by government (15%). During the years 2003-2008, the fastest growing contributors to the State’s gross domestic product were the information industry (8.3% average annual growth), followed by professional and business services (4.9%) and education and health services (3.9%). Manufacturing declined over the period by 2.6% in South Carolina, while growing slightly in both the southeast by 0.4% and the nation by 1.2%. The State’s total gross domestic product grew at an average annual growth rate of 1.0% (v. 2.0% for southeastern states, and 2.0% for the nation) from 2003-2008.

Employment. The State’s unemployment rate in June, 2010 was 10.7%, as compared to 9.2% for the southeastern states and 9.5% for the nation. Over the past several years, the State’s unemployment rates have trended higher than the unemployment rates of other southeastern states and the nation. Largest contributors to the state’s unemployment rate are declines in manufacturing jobs and growth in the labor force. While the State’s economy is generating jobs, not enough jobs have been created to address the expanding labor force. The State’s nonagricultural employment increased 4.9% from 2003-2008, to 1.89 million by December, 2008. Strongest job growth through the period 2003-2008 occurred in the government sector (38,700, 1.2%), followed by education and health services (30,400, 3.2%), professional and business services industry (22,900 jobs, 2.3% average annual growth), trade, transportation and utilities (18,000, 1.0%), leisure and hospitality (13,500, 1.4%), and financial activities (13,200, 2.7%). During the same period, the State’s manufacturing sector declined by 67,600 jobs (2.6%).

Per Capita Income. In 2008, the State’s per capita income increased to $31,854 or 2.4% year over year, compared to an increase of 2.3% for the southeast and 2.9% for the nation. The State’s per capita income was 80.2% of the national (compared to 80.5% in 2007) and 89.0% of the southeast (compared to 88.9% in 2007) per capita income.

Population. The State’s population estimate at December 31, 2008 was almost 4.5 million. The State’s rate of growth in population was 10th fastest in the United States in 2008.

Economic Development. For the calendar year 2008, the South Carolina Department of Commerce reported $4.170 billion in new capital investments that are expected to create about 18,993 new jobs. Over the past three years, 29 percent of those jobs were in the State’s rural areas. Additional details and other information regarding economic development efforts may be found at the South Carolina Department of Commerce website, located at http://www.sccommerce.com.

Litigation

There is presently no litigation challenging the validity of any general obligation debt issued or proposed to be issued by the State. The Attorney General of the State advises that, except as described immediately below, there is neither threatened nor, to his knowledge pending, any litigation which would have any material adverse effect upon the revenues of the State.

Anonymous Taxpayer vs. South Carolina Department of Revenue. A separate anonymous taxpayer protest seeks a refund of income taxes pursuant to the statute providing for tax credits related to Economic Impact Zones. The Department of Revenue denied the refund, and the matter came before an Administrative Law Court. The Administrative Law Court allowed a $2,112,640 refund for tax year 1995, but denied the $15,323,257 refund request for tax years 1997 and 1998. Both the taxpayer and DOR are seeking judicial review by the Circuit Court.

Abbeville County School District, et. al. v. State of South Carolina. This action was originally brought seeking declaratory and injunctive relief on behalf of certain school districts, taxpayers, and individuals alleging that the State’s method of funding primary and secondary public education violated several provisions of State and federal law. The lower court dismissed the complaint on all counts. The South Carolina Supreme Court affirmed the lower court’s dismissal of all but one of the counts, but reversed the lower court’s dismissal of a claim arising under the education clause of the South Carolina Constitution. Specifically, the South Carolina Supreme Court held that the South Carolina Constitution requires the State to provide the opportunity for each child within the State to receive a minimally adequate education. Finding that the complaint stated a claim under this provision, the South Carolina Supreme Court remanded the case for further proceedings. Following the remand, the plaintiffs requested leave to amend their complaint in this action to add a claim for damages for past actions or omissions of the State. The Court accepted the amended complaint. The suit also contains requests for declaratory and injunctive relief that could result in the State’s providing additional monies for public education and, possibly, for other purposes. On December 29, 2005, the Court issued an order concluding that the instructional facilities in the school districts are safe and adequate to provide the opportunity for a minimally adequate education; that the State’s curriculum standards at the minimum encompass the knowledge and skills necessary to satisfy the definition for a minimally adequate education; that the State’s system of teacher licensure is sufficient to ensure at least minimally competent teachers to provide instruction consistent with the curriculum standards; that inputs into the educational system, except for the funding of early childhood intervention programs, are sufficient to satisfy the constitutional requirement; that the constitutional requirement of adequate funding is not met by the State as a result of its failure to adequately fund early childhood intervention programs; and that the students in the school districts are denied the opportunity to receive minimally adequate education because of the lack of effective and adequately funded early childhood intervention programs designed to address the impact of poverty on their educational abilities and achievements. Motions for reconsideration were denied in June, 2007, and the parties have since appealed to the South Carolina Supreme Court. The Supreme Court heard the case on June 25, 2008, but has yet to render a decision. There is no official estimate of the fiscal impact of any remedial action that will be necessitated by the findings of the Court; however, the General Assembly made provision in the 2006-07 Appropriation Act for $23 million to be expended for the purpose of initially addressing the court’s findings, and further provided for establishment of a committee to study and determine steps necessary to address those findings in future years.

Dean v. South Carolina Department of Public Safety. This class action suit seeks back wages including overtime pay for all hours during which State troopers were on call and during which they were on special duty assignments. The suit seeks payment under the Fair Labor Standards Act (FLSA) and the State Wage Payment Act. The court has ruled that this is an “opt in” class, so that it includes all troopers in the State except for the less than 200 who opted out. Questions to be resolved in the case include whether a two or three year statute of limitations applies and whether the period of recovery may be extended back to 1986, the year the FLSA became applicable to the states. The court has ruled that treble damages would not apply to the State, but it has not ruled on the statute of limitations issue. Extensive discovery is proceeding. Settlement discussions have been undertaken. Under the Plaintiffs’ theory of the case, in the event of a loss to the State, the amount could exceed $12 million. The State is vigorously defending this case, but cannot predict its outcome.

Ahrens et al. v. The South Carolina Retirement System and the State of South Carolina. This case is a class action case alleging that provisions in Act No. 153 of the Acts and Joint Resolutions of the General Assembly for the year 2005 (Act No. 153) requiring working retirees in the South Carolina Retirement System (SCRS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits granting the Plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The Retirement Systems and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $44.5 million in the form of retirement contributions from members of the South Carolina Retirement System who retired prior to July 1, 2005, separated from employment and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Retirement Systems and the State of South Carolina believe their appeal is meritorious and is vigorously contesting these claims and pursuing all appellate options.

Arnold et al. v. the South Carolina Police Officers Retirement System, the South Carolina Retirement System and the State of South Carolina. This case is a class action case filed on August 9, 2005, alleging that provisions in Act No. 153 requiring working retirees in the Police Officers Retirement System (PORS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits in the matter granting the plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The PORS and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $14.3 million in the form of retirement contributions from members of the Police Officers Retirement System who retired prior to July 1, 2005 and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all, of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Police Officers Retirement System and the State of South Carolina believe their appeal is meritorious and is vigorously contesting contesting these claims and pursuing all appellate options.

Other Litigation. Certain other legal actions to which the State is a party are discussed in the Notes to the State’s audited financial statements available at www.cg.state.sc.us. Those discussions accurately portray the status and potential impact of such actions, based upon information currently available to the State.

Miscellaneous

South Carolina Lottery. In November, 2000, the State’s electorate approved an amendment to the State Constitution to permit the implementation of a lottery. The amendment was adopted by the South Carolina General Assembly during its 2001 legislative session, and the lottery became operational in January, 2002. As adopted, revised Article XVII, Section 7 of the State Constitution permits lotteries and requires lottery revenues to be applied first to pay all operating expenses and prizes, with the remainder credited to a separate Education Lottery Account in the State Treasury. All account proceeds, including earnings from the investments thereof, which are required to be credited to the Education Lottery Account, must be allocated by the General Assembly only for educational purposes.

The latest information available indicates a total of $270 million net of operating expenses has been transferred to the Education Lottery Account. Monies in the Education Lottery Account must be used to supplement and not supplant existing funds for education including pre-school, elementary, high school, technical and higher teaming programs, scholarships, tuition assistance, libraries, endowed chairs at various institutions of higher learning, and acquisition of school buses.

The Adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

Virginia

Debt may be issued by or on behalf of the Commonwealth of Virginia (“Virginia” or the “Commonwealth”) in accordance with the provisions of Article X, Section 9 of the Virginia Constitution. Virginia counties, cities and towns may issue debt pursuant to the provisions of Article VII, Section 10 of the Virginia Constitution and the Public Finance Act of 1991 (Virginia Code Sections 15.2-2600 through 15.2-2663). Private activity bonds may be issued by various special purpose authorities, including industrial development authorities created pursuant to the Industrial Development and Revenue Bond Act (Virginia Code Sections 15.2-4900 through 15.2-4920).

Section 9 of Article X of the Virginia Constitution provides for the issuance of (a) debt to which the Commonwealth’s full faith and credit is pledged (“general obligation debt”) and (b) debt of the Commonwealth not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections and other sources of revenue. The Commonwealth and its localities may also enter into leases and contracts that are not “debt” for constitutional purposes, even though they are classified as long-term indebtedness on the issuer’s financial statements. The repayment of such obligations is contingent upon the receipt of periodic appropriations of funds for debt service by the applicable governing body.

The Virginia Constitution authorizes general obligation debt for various purposes, and imposes certain restrictions on the amount of general obligation debt that may be issued by the Commonwealth and, in some cases, makes such debt subject to approval in a state-wide referendum election. The restrictions applicable to general obligation debt of the Commonwealth do not apply to obligations for which the full faith and credit of the Commonwealth is not pledged towards the payment of such indebtedness. Such bonds may be paid in whole or in part from revenues received as appropriations by the General Assembly from general tax and other state revenues or solely from revenues derived from revenue-producing undertakings.

The Virginia Intermediate Municipal Bond Fund invests in debt obligations issued by Virginia local governments in addition to indebtedness of the Commonwealth itself. Local government units in the Commonwealth are comprised of counties, incorporated cities, and incorporated towns. The Commonwealth is unique in that cities and counties are independent of each other and their land areas generally do not overlap for governmental jurisdiction purposes. Cities and counties each levy and collect their own taxes and provide their own services. Towns may also levy and collect taxes for town purposes but their residents remain subject to county taxes.

Local governments are authorized under the Virginia Constitution to issue general obligation debt and debt secured by revenues of a revenue-producing undertaking. Generally, debt issued by a county pledging the full faith and credit of the county is subject to voter approval in a referendum election. The aggregate amount of general obligation debt issued by a county is not otherwise limited as to amount. Debt pledging the full faith and credit of a town or city is generally subject to a state constitutional limit on the outstanding amount of such debt equal to 10 percent of the assessed valuation of the real estate subject to taxation in the city or town. Revenue bonds payable from revenues derived from a revenue-producing undertaking and certain lease or installment sale obligations that are subject to appropriation each year by the governing body of the locality are not generally subject to such limit or voter approval requirements.

The primary sources of money available to localities to pay debt service on general obligation bonds are real and personal property taxes, sales tax and business license taxes. Virginia Code Section 15.2-2659, known as the “state aid intercept provision” provides security for the repayment of general obligation indebtedness by a locality. That statute creates a mechanism by which the Commonwealth may withhold appropriated funds payable from the state to any locality for application toward any overdue debt service on general obligation bonds issued by such locality.

Numerous obligations are also issued by industrial development authorities, redevelopment and housing authorities, water and sewer authorities, community development authorities, utility service districts and other issuers created and empowered to issue bonds by Virginia statute. Such bonds are usually payable from the revenues derived from a particular undertaking and are not secured by a pledge of the faith and credit of the Commonwealth or any county, city or town. These issuers do not typically have taxing power.

The General Fund is the chief operating fund of Virginia. The General Fund of the Commonwealth derives its revenues primarily from five major taxes imposed by the Commonwealth. Such taxes are imposed in accordance with statutory and regulatory requirements upon: (1) individual and fiduciary income; (2) corporation and other business income; (3) state sales and use transactions; (4) deeds, contracts, wills and lawsuits; and (5) premiums of insurance companies. Financial accounting (under generally accepted accounting principles, or

GAAP) and budgetary accounting (on a cash basis) is maintained on a June 30 fiscal year basis by the Commonwealth and its cities, towns and counties. The most recent audited financial statements available for the Commonwealth are for the fiscal year that ended on June 30, 2009.

The General Fund balance decreased by $1.4 billion in fiscal year 2009, a 62.9 percent reduction from fiscal year 2008. Fiscal year 2009 state revenue collections, including taxes, were $14,876,226. However, overall tax revenues decreased by 8.9 percent from fiscal year 2008 to fiscal year 2009. Individual and fiduciary income tax revenues decreased by 6.3 percent and there was a 5.6 percent decline in state sales and use taxes, a 19.8 percent decrease in corporate income taxes, a 5.2 percent decline in Public Service Corporation taxes and a 27.9 percent decrease in other taxes including deeds, contracts, wills and lawsuits, alcoholic beverage sales, tobacco products, estate and other taxes. Overall revenue and non-tax revenues decreased by 9.0 percent and by 11.5 percent, respectively. Overall expenditures declined by 3.8 percent in fiscal year 2009, compared to a 6.6 percent increase in fiscal year 2008. Individual and family service expenditures decreased by $243.0 million, or 5.7 percent, and education expenditures increased by $223.2 million, or 2.9 percent. General government expenditures decreased $120.5 million or 6.7 percent.

General Fund revenues were less than expenditures and other uses by $1.4 billion in fiscal year 2009. The General Fund unreserved balance on a budgetary basis decreased by $930.9 million, or 85.3 percent, from fiscal year 2008 to fiscal year 2009 while reserved General Fund balances decreased by $465.4 million or 41.3 percent during the same period. Total revenues and total expenditures decreased by 9.0 percent and 3.8 percent, respectively. Transfers to the General Fund increased by 4.7 percent while transfers out decreased by 19.9 percent.

Of the $823.5 million General Fund balance at June 30, 2009, $575.1 million was reserved for the Revenue Stabilization Fund. During fiscal year 2009, a $490 million withdrawal was made from the Revenue Stabilization Fund. The Revenue Stabilization Fund is segregated from the General Fund and can only be used for constitutionally authorized purposes. Virginia law directs that the Revenue Stabilization Fund be included as a component of the General Fund only for financial reporting purposes.

Under the provisions of Article X, Section 8 of the Constitution of Virginia, and based on fiscal year 2009 revenue collections, no deposits are required during fiscal year 2011. Section 2.2-1829(b) of the Code of Virginia, requires that if certain revenue criteria are met, then an additional deposit to the Revenue Stabilization Fund equal to at least one-half the mandatory deposit must be included in the Governor’s budget. The Code further requires that any such additional deposits to the Revenue Stabilization Fund shall be included in the Governor’s budget recommendations only if the estimate of General Fund revenues for the fiscal year in which the deposit is to be made is at least 5 percent greater than the actual General Fund revenues for the immediately preceding fiscal year. These conditions were not met for fiscal year 2009. The Constitutional maximum for the Revenue Stabilization Fund remains at $1.4 billion for fiscal year 2010.

On May 17, 2010, Virginia’s biennial budget was approved by the governor and enacted as the 2010-12 Appropriations Act (“Budget Bill”). The Budget Bill became effective on July 1, 2010 and includes projected General Fund revenue of $15,383,733,704 for the fiscal year ending on June 30, 2011 with appropriations of $15,376,985,189 and projected General Fund revenues of $16,017,286,924 for the fiscal year ending on June 30, 2012 with appropriations of $16,021,156,894. The biennial budget included, among other things, a $50,000,000 deposit to the Revenue Stabilization Fund scheduled for the fiscal year ending on June 30, 2012.

Virginia’s 2011-2012 biennial budget (enacted in 2010) projected total General Fund revenue available for appropriation to equal $31,401,020,628 billion for fiscal years 2011 and 2012. Lower revenue collections previously resulted in adjustments and recalibrations to the fiscal year 2009 budget. However, Virginia’s Secretary of Finance released a statement on behalf of the Governor on July 14, 2010 which indicates that the Governor anticipates a revenue surplus at the end of the 2010 fiscal year on June 30 estimated to be at least $220 million, attributable primarily to individual and corporate and business tax receipts. The final figure for the surplus will be made official in August after final adjustments to the financial information are made. The Governor also noted that although this is a positive development, local government finances remain under stress.

Over $5 billion of federal stimulus funds has been allocated to Virginia under the American Reinvestment and Recovery Act (ARRA). Legislation effective in April 2009 allowed appropriation and spending of ARRA funding by the Virginia General Assembly. The General Assembly has distributed allocations and appropriations across several fiscal years. Approximately 30 percent of the total available AARA funds were allocated to fiscal year 2009, with the remainder either being allocated specifically to fiscal year 2010 or remaining to be allocated to either fiscal year 2010 or 2011.

The Commonwealth’s 2009 estimated population of 7,882,590 was approximately 2.6 percent of the United States’ total. With 39,594 square miles of land area, its 2008 population density was estimated to be 196.22 persons per square mile, compared with 95.66 persons per square mile for the United States. According to the U.S. Department of Commerce, Bureau of Economic Analysis, in 2008, the Commonwealth had per capita personal income of $42,876, which was greater than the national average of $39,371, the eighth highest state average nationally and the highest of the Southeast region. According to the U.S. Department of Labor, Bureau of Labor Statistics, Virginia had a preliminary unemployment rate of 7.2 percent as of June 2009 compared to 9.5 percent nationally, making the Commonwealth the state with the ninth lowest unemployment rate in June 2009. Furthermore, Virginia had a preliminary seasonally adjusted unemployment rate of 7.0 percent as of June 2010 compared to 9.5 nationally.

As of June 30, 2010, Virginia’s bond rating is the best available from the leading ratings agencies at (Aaa/AAA/AAA from Moody’s, Standard & Poor’s, and Fitch Ratings, respectively) for long-term general obligation bonds and has maintained its top rating for such bonds for a period of time believed to be longer than any other state.

The sources of the information described above include the statutes and constitutional provisions referenced, to which reference is made for more detailed information, and official statements of the Commonwealth and other publicly available documents. The Adviser has not independently verified any of the information contained in these official statements or documents.

APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

CMG Ultra Short Term Bond Fund	Columbia Marsico Growth Fund
ColumbiaSM Acorn® Fund	Columbia Marsico International Opportunities Fund
ColumbiaSM Acorn International®	Columbia Maryland Intermediate Municipal Bond Fund
ColumbiaSM Acorn International Select®	Columbia Massachusetts Intermediate Municipal Bond Fund
ColumbiaSM Acorn Select®	Columbia Massachusetts Tax-Exempt Fund
ColumbiaSM Acorn USA®	Columbia Masters International Equity Portfolio
Columbia Balanced Fund	Columbia Mid Cap Growth Fund
Columbia Bond Fund	Columbia Mid Cap Index Fund
Columbia California Intermediate Municipal Bond Fund	Columbia Mid Cap Value Fund
Columbia California Tax-Exempt Fund	Columbia Multi-Advisor International Equity Fund
Columbia Connecticut Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund	Columbia New York Tax-Exempt Fund
Columbia Contrarian Core Fund	Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Convertible Securities Fund	Columbia Oregon Intermediate Municipal Bond Fund
Columbia Corporate Income Fund (formerly known as Columbia Income Fund)	Columbia Overseas Value Fund
Columbia Dividend Income Fund	Columbia Pacific/Asia Fund
Columbia Emerging Markets Fund	Columbia Real Estate Equity Fund
Columbia Energy and Natural Resources Fund	Columbia Select Large Cap Growth Fund
Columbia Georgia Intermediate Municipal Bond Fund	Columbia Select Small Cap Fund
Columbia Greater China Fund	Columbia Short Term Bond Fund
Columbia High Yield Municipal Fund	Columbia Short Term Municipal Bond Fund
Columbia High Yield Opportunity Fund	Columbia Small Cap Core Fund
Columbia Intermediate Bond Fund	Columbia Small Cap Growth Fund I
Columbia Intermediate Municipal Bond Fund	Columbia Small Cap Growth Fund II
Columbia International Bond Fund	Columbia Small Cap Index Fund
Columbia International Value Fund	Columbia Small Cap Value Fund I
Columbia Large Cap Core Fund	Columbia Small Cap Value Fund II
Columbia Large Cap Enhanced Core Fund	Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Large Cap Growth Fund	Columbia Strategic Income Fund
Columbia Large Cap Index Fund	Columbia Strategic Investor Fund
Columbia Large Cap Value Fund	Columbia Tax-Exempt Fund
Columbia LifeGoal® Balanced Growth Portfolio	Columbia Technology Fund
Columbia LifeGoal® Growth Portfolio	Columbia Thermostat Fund®
Columbia LifeGoal® Income and Growth Portfolio	Columbia U.S. Treasury Index Fund
Columbia LifeGoal® Income Portfolio	Columbia Value and Restructuring Fund
Columbia Marsico 21st Century Fund	Columbia Variable Portfolio – Asset Allocation Fund
Columbia Marsico Focused Equities Fund	Columbia Variable Portfolio – High Income Fund
Columbia Marsico Global Fund	Columbia Variable Portfolio – Marsico 21st Century Fund

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Columbia Variable Portfolio – Marsico Focused Equities Fund	Columbia Variable Portfolio – Small Company Growth Fund
Columbia Variable Portfolio – Marsico Growth Fund	Columbia Variable Portfolio – Small Cap Value Fund
Columbia Variable Portfolio – Marsico International Opportunities Fund	Columbia Variable Portfolio – Strategic Income Fund
Columbia Variable Portfolio – Money Market Fund	Corporate Bond Portfolio
Columbia Variable Portfolio – Select Large Cap Growth Fund	Mortgage- and Asset-Backed Portfolio

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

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Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource S&P 500 Index Fund

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COLUMBIA FUNDS SERIES TRUST

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645), unless otherwise noted.

(a)(1)	Certificate of Trust dated October 22, 1999 is incorporated by reference to Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement filed on February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 21, 2005 is incorporated by reference to PEA No. 41 to the Registration Statement filed on November 21, 2005.

(a)(3)	Second Amended and Restated Declaration of Trust dated March 2, 2011, is incorporated by reference to PEA 90 to the Registration Statement filed on March 30, 2011.

(b)	Not Applicable.

(c)	Articles III and VII of Registrant’s Second Amended and Restated Declaration of Trust dated March 2, 2011 define the rights of holders of securities being registered.

(d)(1)	Investment Management Services Agreement between Columbia Management Investment Advisers, LLC (“CMIA”) and the Registrant, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(d)(1)(i)	Amendment No. 1 to Investment Management Services Agreement between CMIA and the Registrant, dated February 28, 2011, is incorporated by reference to PEA No. 93 to the Registration Statement filed on May 27, 2011.

(d)(2)	Assumption Agreement by CMIA for Columbia Funds Series Trust (“CFST”) on behalf of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(d)(3)	Assumption Agreement by CMIA for CFST on behalf of Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(d)(4)	Investment Sub-Advisory Agreement among CMIA, Brandes Investment Partners, L.P. (“Brandes”) and the Registrant, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(d)(5)	Investment Sub-Advisory Agreement among CMIA, Marsico Capital Management, LLC (“Marsico”) and the Registrant, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(d)(6)	Amended and Restated Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited (“Threadneedle”), filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(6)(i)	Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between CMIA and Threadneedle, filed electronically on or about Dec. 29, 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(6)(ii)	Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between CMIA and Threadneedle, filed electronically on or about April 29, 2011, as Exhibit (d)(5) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(e)	Distribution Agreement with Columbia Management Investment Distributors, Inc. (“CMID”), the Registrant and Columbia Funds Series Trust II, dated September 7, 2010, is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(f)	Form of Deferred Compensation Plan incorporated by reference to PEA No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, with Appendix A dated May 5, 2008, is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street dated June 1, 2006 is incorporated by reference to PEA No. 45 to the Registration Statement filed on June 14, 2006.

(g)(3)	Second Amended and Restated Master Global Custody Agreement between each of the funds listed on Schedule A thereto and JPMorgan Chase Bank, N.A. (“JPMorgan”), is incorporated by reference to PEA No. 93 to the Registration Statement filed on May 27, 2011.

(h)(1)	Administrative Services Agreement between the Registrant and CMIA, dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(h)(1)(i)	Amendment No. 1 to Administrative Services Agreement between CMIA and the Registrant, dated February 28, 2011, filed herewith.

(h)(2)	Transfer and Dividend Disbursing Agent Agreement among Columbia Management Investment Services Corp. (“CMIS”), the Registrant, Columbia Funds Master Investment Trust, LLC, and Columbia Funds Series Trust II, dated September 7, 2010, is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(h)(3)	Plan Administration Services Agreement among CMIS, the Registrant and Columbia Funds Series Trust I, dated September 7, 2010, relating to Class R4 shares is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(h)(4)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust, LLC and the Registrant, dated September 26, 2005, is incorporated by reference to PEA No. 45 to the Registration Statement filed on June 14, 2006.

(h)(5)	Amended and Restated Fee Waiver and Expense Cap Agreement between CMIA, CMID, CMIS and the Registrant, dated May 2, 2011, filed herewith.

(h)(6)	Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC (“CMA”) and State Street dated December 15, 2006, with Schedule A dated May 5, 2008, is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(h)(6)(i)	Amendment to Financial Reporting Services dated April 30, 2010 with Schedule A dated May 1, 2010 is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(h)(7)	Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street dated December 15, 2006 is incorporated by reference to PEA No. 67 to the Registration Statement filed on June 27, 2008.

(h)(7)(i)	Amendment to Accounting Services Agreement dated April 30, 2010, with Schedule A dated May 1, 2010, is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(h)(8)(i)	Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street dated October 19, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(8)(ii)	Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust, LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment.

(h)(8)(iii)	Amendment Agreement No. 1 and Instrument of Adherence dated October 18, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(8)(iv)	Amendment Agreement No. 2 dated as of February 28, 2008 is incorporated by reference to PEA No. 63 filed on March 28, 2008.

(h)(8)(v)	Amendment Agreement No. 3 dated as of March 31, 2008 is incorporated by reference to PEA No. 64 to the Registration Statement filed on April 28, 2008.

(h)(8)(vi)	Amendment Agreement No. 4 dated October 16, 2008 is incorporated by reference to PEA No. 70 to the Registration Statement filed on or about December 23, 2008.

(h)(8)(vii)	Amendment No. 5 to Committed Credit Agreement dated June 1, 2009 is incorporated by reference to PEA No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(h)(8)(viii)	Amendment No. 6 to Committed Credit Agreement dated October 15, 2009 is incorporated by reference to PEA No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(h)(8)(ix)	Amendment Agreement No. 7 to Committed Credit Agreement, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street, individually, as operations agent and as administrative agent, is incorporated by reference to PEA 90 to the Registration Statement filed on March 30, 2011.

(h)(9)(i)	Uncommitted Line of Credit Agreement among the Registrant, the other parties listed on Appendix 1 and State Street dated September 19, 2005 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(ii)	Amendment No. 1 to the Uncommitted Line of Credit Agreement dated February 15, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(iii)	Amendment No. 2 to the Uncommitted Line of Credit Agreement dated June 7, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(iv)	Amendment No. 3 to the Uncommitted Line of Credit Agreement dated September 15, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(v)	Amendment No. 4 to the Uncommitted Line of Credit Agreement dated October 19, 2006 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(vi)	Amendment No. 5 to the Uncommitted Line of Credit Agreement September 17, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(vii)	Amendment No. 6 to the Uncommitted Line of Credit Agreement dated October 18, 2007 is incorporated by reference to PEA No. 55 to the Registration Statement filed on December 14, 2007.

(h)(9)(viii)	Notice and Acknowledgement to Uncommitted Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust LLC to a Delaware limited liability company dated March 30, 2007, to be filed by amendment.

(h)(9)(ix)	Amendment No. 7 to the Uncommitted Line of Credit Agreement dated as of February 28, 2008 is incorporated by reference to PEA No. 63 to the Registration Statement filed on March 28, 2008.

(h)(9)(x)	Amendment No. 8 to the Uncommitted Line of Credit Agreement dated as of March 31, 2008 is incorporated by reference to PEA No. 64 to the Registration Statement filed on April 28, 2008.

(i)(1)	Opinion of Goodwin Procter LLP with respect to PEA 86 is incorporated by reference to PEA 86 to the Registration Statement filed on July 29, 2010.

(i)(2)	Opinion of Goodwin Procter LLP with respect to PEA 87 is incorporated by reference to PEA 87 to the Registration Statement filed on July 29, 2010.

(i)(3)	Opinion of Goodwin Procter LLP with respect to the addition of Class I, Class R, Class R4 and Class W share classes for certain Funds is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(i)(4)	Opinion of Goodwin Procter LLP with respect to the addition of Class B, Class R4, Class T and Class Y share classes for certain Funds is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(i)(5)	Opinion of Goodwin Procter LLP with respect to PEA No. 94, filed herewith.

(j)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Shareholder Servicing and Distribution Plan for Registrant’s Class A Shares, with Exhibit I dated April 30, 2008, is incorporated by reference to PEA No. 68 to the Registration Statement filed on July 29, 2008.

(m)(2)	Distribution Plan for certain Fund share classes of the Registrant is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(m)(3)	Shareholder Servicing Plan for certain Fund share classes of Registrant is incorporated by reference to PEA No. 88 to the Registration Statement filed on September 27, 2010.

(m)(4)(i)	Shareholder Servicing Plan Implementation Agreement between Registrant and CMID is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

(m)(4)(ii)	Restated Schedule I to Shareholder Servicing Plan Implementation Agreement, dated September 7, 2010 is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(m)(5)	Shareholder Servicing Plan for Registrant’s Class T shares is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(m)(6)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and CMID is incorporated by reference to PEA No. 89 to the Registration Statement filed on December 8, 2010.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan, filed herewith.

(p)(1)	Columbia Funds Family Code of Ethics is incorporated by reference to PEA No. 92 to the Registration Statement filed on April 28, 2011.

(p)(2)	Brandes Code of Ethics, filed herewith.

(p)(3)	Marsico Code of Ethics is incorporated by reference to PEA No. 73 to the Registration Statement filed on or about June 26, 2009.

(p)(4)	Threadneedle Code of Ethics, filed electronically on or about April 29, 2011, as Exhibit (p)(9) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(q)(1)

Powers of Attorney for Kathleen A. Blatz, Edward J. Boudreau, Jr., Pamela G. Carlton, William P. Carmichael, Patricia M. Flynn, William A. Hawkins, Stephen R. Lewis, Jr., John F. Maher, John J. Nagorniak, Catherine James Paglia, Leroy C. Richie, Anthony M. Santomero, Minor M. Shaw, Alison Taunton-Rigby and William F. Truscott dated June 8, 2011, filed herewith.

(q)(2)	Power of Attorney for J. Kevin Connaughton dated May 1, 2010 is incorporated by reference to PEA No. 82 to the Registration Statement filed on May 28, 2010.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Article VII of the Registrant’s Second Amended and Restated Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administrative Services Agreement with CMIA;

2.	Distribution Agreement with CMID;

3.	Amended and Restated Master Custody Agreement with JPMorgan;

4.	Custody Agreement with State Street; and

5.	Transfer and Dividend Disbursing Agent Agreement with CMIS and CMIA.

THE REGISTRANT HAS ENTERED INTO A CROSS INDEMNIFICATION AGREEMENT WITH THE MASTER TRUST DATED SEPTEMBER 26, 2005. THE MASTER TRUST WILL INDEMNIFY AND HOLD HARMLESS THE TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE TRUST MAY BECOME SUBJECT UNDER THE SECURITIES ACT OF 1933 (THE 1933 ACT), THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 ACT), OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN ANY PROSPECTUSES, ANY PRELIMINARY PROSPECTUSES, THE REGISTRATION STATEMENTS, ANY OTHER PROSPECTUSES RELATING TO THE SECURITIES, OR ANY AMENDMENTS OR SUPPLEMENTS TO THE FOREGOING (HEREINAFTER REFERRED TO COLLECTIVELY AS THE “OFFERING DOCUMENTS”), OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE MASTER TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST FOR USE IN THE OFFERING DOCUMENTS.

THE TRUST WILL INDEMNIFY AND HOLD HARMLESS THE MASTER TRUST AGAINST ANY LOSSES, CLAIMS, DAMAGES OR LIABILITIES TO WHICH THE MASTER TRUST MAY BECOME SUBJECT UNDER THE 1933 ACT, THE 1940 ACT, OR OTHERWISE, INSOFAR AS SUCH LOSSES, CLAIMS, DAMAGES OR LIABILITIES (OR ACTIONS IN RESPECT THEREOF) ARISE OUT OF OR ARE BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OF A MATERIAL FACT CONTAINED IN THE OFFERING DOCUMENTS OR ARISE OUT OF OR ARE BASED UPON THE OMISSION OR ALLEGED OMISSION TO STATE THEREIN A MATERIAL FACT REQUIRED TO BE STATED OR NECESSARY TO MAKE THE STATEMENTS THEREIN NOT MISLEADING, IN EACH CASE TO THE EXTENT, BUT ONLY TO THE EXTENT, THAT SUCH UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION WAS MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE MASTER TRUST BY THE TRUST EXPRESSLY FOR USE THEREIN; AND WILL REIMBURSE THE MASTER TRUST FOR ANY LEGAL OR OTHER EXPENSES REASONABLY INCURRED BY THE MASTER TRUST IN CONNECTION WITH INVESTIGATING OR DEFENDING ANY SUCH ACTION OR CLAIM; PROVIDED, HOWEVER, THAT THE TRUST SHALL NOT BE LIABLE IN ANY SUCH CASE TO THE EXTENT THAT ANY SUCH LOSS, CLAIM, DAMAGE, OR LIABILITY ARISES OUT OF OR IS BASED UPON AN UNTRUE STATEMENT OR ALLEGED UNTRUE STATEMENT OR OMISSION OR ALLEGED OMISSION MADE IN THE OFFERING DOCUMENTS IN RELIANCE UPON AND IN CONFORMITY WITH WRITTEN INFORMATION FURNISHED TO THE TRUST BY THE MASTER TRUST FOR USE IN THE OFFERING DOCUMENTS.

PROMPTLY AFTER RECEIPT BY AN INDEMNIFIED PARTY UNDER SUBSECTION (A) OR (B) ABOVE OF NOTICE OF THE COMMENCEMENT OF ANY ACTION, SUCH INDEMNIFIED PARTY SHALL, IF A CLAIM IN RESPECT THEREOF IS TO BE MADE AGAINST AN INDEMNIFYING PARTY OR PARTIES UNDER SUCH SUBSECTION, NOTIFY THE INDEMNIFYING PARTY OR PARTIES IN WRITING OF THE COMMENCEMENT THEREOF; BUT THE OMISSION TO SO NOTIFY THE INDEMNIFYING PARTY OR PARTIES SHALL NOT RELIEVE IT OR THEM FROM ANY LIABILITY WHICH IT OR THEY MAY HAVE TO ANY INDEMNIFIED PARTY OTHERWISE THAN UNDER SUCH SUBSECTION. IN CASE ANY SUCH ACTION SHALL BE BROUGHT AGAINST ANY INDEMNIFIED PARTY AND IT SHALL NOTIFY THE INDEMNIFYING PARTY OR PARTIES OF THE COMMENCEMENT THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL BE ENTITLED TO PARTICIPATE THEREIN AND, TO THE EXTENT THAT EITHER INDEMNIFYING PARTY OR BOTH SHALL WISH, TO ASSUME THE DEFENSE THEREOF, WITH COUNSEL SATISFACTORY TO SUCH INDEMNIFIED PARTY, AND, AFTER NOTICE FROM THE INDEMNIFYING PARTY OR PARTIES TO SUCH INDEMNIFIED PART OF ITS OR THEIR ELECTION SO TO ASSUME THE DEFENSE THEREOF, THE INDEMNIFYING PARTY OR PARTIES SHALL NOT BE LIABLE TO SUCH INDEMNIFIED PARTY UNDER SUCH SUBSECTION FOR ANY LEGAL EXPENSES OF OTHER COUNSEL OR ANY OTHER EXPENSES, IN EACH CASE SUBSEQUENTLY INCURRED BY SUCH INDEMNIFIED PARTY, IN CONNECTION WITH THE DEFENSE THEREOF OTHER THAN REASONABLE COSTS OF INVESTIGATION.

THE REGISTRANT HAS OBTAINED FROM A MAJOR INSURANCE CARRIER A TRUSTEES’ AND OFFICERS’ LIABILITY POLICY COVERING CERTAIN TYPES OF ERRORS AND OMISSIONS. IN NO EVENT WILL THE REGISTRANT INDEMNIFY ANY OF ITS TRUSTEES, OFFICERS, EMPLOYEES, OR AGENTS AGAINST ANY LIABILITY TO WHICH SUCH PERSON WOULD OTHERWISE BE SUBJECT BY REASON OF HIS/HER WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE IN THE PERFORMANCE OF HIS/HER DUTIES, OR BY REASON OF HIS/HER RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE CONDUCT OF HIS/HER OFFICE OR ARISING UNDER HIS AGREEMENT WITH THE REGISTRANT. THE REGISTRANT WILL COMPLY WITH RULE 484 UNDER THE 1933 ACT AND RELEASE NO. 11330 UNDER THE 1940 ACT, IN CONNECTION WITH ANY INDEMNIFICATION.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE 1933 ACT MAY BE PERMITTED TO TRUSTEES, OFFICERS, AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION (SEC) SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER, OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT, OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 31.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Adviser), the Registrant’s investment adviser, or Brandes Investment Partners, L.P. (Brandes), Marsico Capital Management, LLC (Marsico) or Threadneedle International Limited (Threadneedle), the subadvisers to certain of the Registrant’s portfolios, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a) The Adviser, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Adviser and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Adviser and the directors and principal executive officers of the Adviser is also included in the Form ADV filed by the Adviser (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Adviser, certain directors and officers of the Adviser also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of the Adviser held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

(b) Brandes performs investment management services for the Registrant and certain other clients. Information regarding the business of Brandes and certain of its officers is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s portfolio(s) subadvised by Brandes and is incorporated herein by reference. Information about the business of Brandes and the directors and principal executive officers of Brandes is also included in the Form ADV filed by Brandes with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-24986), which is incorporated herein by reference.

(c) Marsico performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico and certain of its officers is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s portfolio(s) subadvised by Marsico and is incorporated herein by reference. Information about the business of Marsico and the directors and principal executive officers of Marsico is also included in the Form ADV filed by Marsico with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.

(d) Threadneedle performs investment management services for the Registrant and certain other clients. Information regarding the business of Threadneedle and certain of its officers is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s portfolio(s) subadvised by Threadneedle and is incorporated herein by reference. Information about the business of Threadneedle and the directors and principal executive officers of Threadneedle is also included in the Form ADV filed by Threadneedle with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63196), which is incorporated herein by reference.

ITEM 32.	Principal Underwriters

(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust, Columbia Frontier Fund, Inc., Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Insurance Trust II, Columbia Government Money Market Fund, Inc., Columbia Seligman Communications and Information Fund, Inc., RiverSource Bond Series, Inc., RiverSource California Tax-Exempt Trust, RiverSource Dimensions Series, Inc., RiverSource Diversified Income Series, Inc., RiverSource Equity Series, Inc., RiverSource Global Series, Inc., RiverSource Government Income Series, Inc., RiverSource High Yield Income Series, Inc., RiverSource Income Series, Inc., RiverSource International Managers Series, Inc., RiverSource International Series, Inc., RiverSource Investment Series, Inc., RiverSource Large Cap Series, Inc., RiverSource Managers Series, Inc., RiverSource Market Advantage Series, Inc., RiverSource Money Market Series, Inc., RiverSource Sector Series, Inc., RiverSource Selected Series, Inc., RiverSource Short Term Investments Series, Inc., RiverSource Special Tax-Exempt Series Trust, RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc., RiverSource Tax-Exempt Income Series, Inc., RiverSource Tax-Exempt Series, Inc., Seligman Global Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Portfolios, Inc., Seligman Value Fund Series, Inc. and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b) As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. “Ted” Truscott	Director (Chairman)	Senior Vice President

Michael A. Jones	Director; Chief Executive Officer	Senior Vice President

Beth Ann Brown	Director; Senior Vice President	None

Amy Unckless	Director; President and Chief Administrative Officer	None

Jeffrey F. Peters	Senior Vice President	None

Dave K. Stewart	Chief Financial Officer	None

Scott R. Plummer	Vice President, Chief Counsel and Assistant Secretary	Senior Vice President and Chief Legal Officer

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None

BrianWalsh	Vice President, Strategic Relations	None

Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul Goucher	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenega	Vice President and Assistant Secretary	None

Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary

Christopher O. Petersen	Vice President and Assistant Secretary	Vice President and Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

Maureen T. Andrews	Assistant Secretary	None

Michael J. Breur	Assistant Secretary	None

Michael J. Carrell	Assistant Secretary	None

Michael W. Delorme	Assistant Secretary	None

Amanda Grant	Assistant Secretary	None

Sharon Hahn	Assistant Secretary	None

Heather Heald	Assistant Secretary	None

Geralyn Kephart-Strong	Assistant Secretary	None

Marc Wilson	Assistant Secretary	None

Christopher O. Petersen	Assistant Secretary	None

Dawn M. Robinson	Assistant Secretary	None

Diana L. Roberts	Assistant Secretary	None

Peggy I. Say	Assistant Secretary	None

Michael Shuckerow	Assistant Secretary	None

Robin Smith	Assistant Secretary	None

Steve Welsh	Assistant Secretary	Vice President

James L. Hamalainen	Treasurer	None

Kathryn Bealka	Assistant Treasurer	None

John J. Hirsch	Assistant Treasurer	None

Michael H. Gilmore	Assistant Treasurer	None

Rochelle Lockwood	Assistant Treasurer	None

Amy Angel	Assistant Treasurer	None

Debra R. Dahl	Assistant Treasurer	None

Mark Matuga	Assistant Treasurer	None

Mary A. McKeen	Assistant Treasurer	None

Jay Rasula	Assistant Treasurer	None

Bruce F. Shankey	Assistant Treasurer	None

Jim Nygren	Assistant Treasurer	None

Richard C. Dluzniewski	Assistant Treasurer	None

Mike Pelzel	Assistant Treasurer	None

Steve Twait	Assistant Treasurer	None

Joyce M. Ford	Assistant Treasurer	None

Neysa Alecu	Anti-Money Laundering Officer and Identify Theft Prevention Officer	Money Laundering Prevention Officer

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

*	c/o 225 Franklin Street, Boston, MA 02110

(c) Not applicable.

ITEM 33.	Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Registrant, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s subadviser, Brandes Investment Partners, L.P., 11988 El Camino Real, San Diego, CA 92130;

•	Registrant’s subadviser, Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202;

•	Registrant’s subadviser, Threadneedle International Limited, 60 St Mary Axe, London EC3A 8JQ, United Kingdom.

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110; and

•

Registrant’s custodians, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 and JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza 19th Floor, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

ITEM 34.	Management Services

Not Applicable.

ITEM 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of June, 2011.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	June 28, 2011

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	June 28, 2011

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	June 28, 2011

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chairman of the Board	June 28, 2011

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	June 28, 2011

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	June 28, 2011

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	June 28, 2011

/s/ William P. Carmichael* William P. Carmichael	Trustee	June 28, 2011

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	June 28, 2011

/s/ William A. Hawkins* William A. Hawkins	Trustee	June 28, 2011

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	June 28, 2011

/s/ John F. Maher* John F. Maher	Trustee	June 28, 2011

/s/ John J. Nagorniak* John J. Nagorniak	Trustee	June 28, 2011

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	June 28, 2011

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	June 28, 2011

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	June 28, 2011

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	June 28, 2011

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	June 28, 2011

/s/ William F. Truscott* William F. Truscott	Trustee	June 28, 2011

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga Attorney-in-Fact** June 28, 2011

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated June 8, 2011, filed herewith.

EXHIBIT INDEX

Exhibit No.	Description

(h)(1)(i)	Amendment No. 1 to Administrative Services Agreement

(h)(5)	Amended and Restated Fee Waiver and Expense Cap Agreement

(i)(5)	Opinion of Goodwin Procter LLP

(j)	Consent of PricewaterhouseCoopers LLP

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan

(p)(2)	Brandes Code of Ethics

(q)(1)	Trustees Powers of Attorney